Unique ID  Borrower  Original  State Note Date  Application  Occupancy  Purpose                QM Status    Overall  Fitch    Moody's  DBRS     S&P      Credit  Fitch   Moody's  DBRS    S&P     Credit Exceptions                         Credit         Credit Exception Comments Property  Fitch     Moody's   DBRS      S&P       Property       Property    Property   Compliance  Fitch       Moody's     DBRS        S&P         Compliance Exceptions                                                                                                   Compliance Exception Information Compliance Exception      Seller Response       Compensating  Subject to Disposition
           Name      Loan                       Date                                                        Grade    Overall  Overall  Overall  Overall  Grade   Credit  Credit   Credit  Credit                                            Exception                                Grade     Property  Property  Property  Property  Exceptions     Exception   Exception  Grade       Compliance  Compliance  Compliance  Compliance                                                                                                                                                           Comments                                        Factors       Predatory
                     Amount                                                                                          Rating   Rating   Rating   Rating           Rating  Rating   Rating  Rating                                            Information                                        Rating    Rating    Rating    Rating                   Information Comments               Rating      Rating      Rating      Rating                                                                                                                                                                                                                             - Unable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                to Test

7509774237 XXX       $XXX      NJ    1/XX/2004  12/XX/2003   Primary    Refinance Cash-out -                3        C        C        C        C                                                 [3] Title / Lien Defect - Final Title                                                                                                                                      3           C           C           C           C           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an                                                                                                                        Late Charge
                                                                        Other                                                                                                                     Policy is missing. No evidence of title                                                                                                                                                                                                impermissible late charge of greater than 5.0% or a grace period less than 15 days.
                                                                                                                                                                                                  in file.                                                                                                                                                                                                                               [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an
                                                                                                                                                                                                  [3] Application / Processing - Missing                                                                                                                                                                                                 assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                  Document: Missing Final 1003                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 12/30/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
7506063466 XXX       $XXX      IL    5/XX/2004  4/XX/2004    Primary    Refinance Rate/Term                 1        A        A        A        A                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                             -
7494743633 XXX       $XXX      TX    7/XX/2009  3/XX/2009    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to Closing / Title - (Doc Error)                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                         determine compliance with rescission timing requirements.                                                               TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                               by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in   appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                         Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).                             signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL  borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.                                                                            Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower received.
7507977605 XXX       $XXX      NY    7/XX/2013  4/XX/2013    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or Federal Compliance - Final TIL                                                                            -
                                                                                                                                                                                                                                                                                                                                                                                                                                         DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8  Finance Charge Under Disclosed:
                                                                                                                                                                                                                                                                                                                                                                                                                                         Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)                      Unable to determine under
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business   disclosure due to missing
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to      itemization of amount financed.
                                                                                                                                                                                                                                                                                                                                                                                                                                         applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of
                                                                                                                                                                                                                                                                                                                                                                                                                                         $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $185.54.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.
7498557688 XXX       $XXX      NY    11/XX/2006 8/XX/2006    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   Federal Compliance - Final TIL                                                                            -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.                                                                                                             Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA     Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                       indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL  funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.                                                                            disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 but is dated by borrower so
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 cannot confirm that borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 received
7499009356 XXX       $XXX      TX    7/XX/2002  6/XX/2002    Primary    Purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing                                                                                                                                     2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an                                                                                                            -
                                                                                                                                                                                                  Document: Missing Final 1003                                                                                                                                                                                                           assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 06/12/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7504347265 XXX       $XXX      TX    6/XX/2003  5/XX/2003    Primary    Purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing                                                                                                                                     2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an                                                                                                            -
                                                                                                                                                                                                  Document: Missing Final 1003                                                                                                                                                                                                           assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 05/30/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7496166056 XXX       $XXX      NJ    6/XX/2004  5/XX/2004    Primary    Refinance Cash-out -                3        C        C        C        C                                                 [3] Title / Lien Defect - Final Title                                                                                                                                      3           C           C           C           C           [3] State Compliance - New Jersey Home Loan (Late Charge): Unable to determine if loan contains an impermissible late                                                                                                             Late Charge
                                                                        Other                                                                                                                     Policy is missing. No evidence of title                                                                                                                                                                                                charge due to missing information.
                                                                                                                                                                                                  in file.                                                                                                                                                                                                                               [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found
                                                                                                                                                                                                  [3] Application / Processing - Missing                                                                                                                                                                                                 in file. Security Instrument Notary Date of 06/25/2004 used as disbursement date for compliance testing.
                                                                                                                                                                                                  Document: Missing Final 1003                                                                                                                                                                                                           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 05/25/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                                                                                                                                                                                                                         provided.
7501269597 XXX       $XXX      IL    2/XX/2009  12/XX/2008   Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA     Federal Compliance - Final TIL                                                                            -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                       Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.                                              Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not     indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                         provided.                                                                                                               funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL  disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.                                                                            but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower received.
7505872286 XXX       $XXX      OH    11/XX/2006 10/XX/2006   Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Application / Processing - Missing                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.        Federal Compliance - Final TIL                                                                            -
                                                                                                                                                                                                  Document: Missing Final 1003                                                                                                                                                                                                           Compliance tests were run using an application date of 10/27/2006 which is 1 months prior to consummation. A lookback   Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                         was performed to determine this application date.                                                                       Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA     indicated to be final. Expected
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                       funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business   disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement    but is not dated by borrower so
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure to applicant within three (3) business days of application due to missing information.                       cannot confirm when borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to received the TIL.
                                                                                                                                                                                                                                                                                                                                                                                                                                         determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.
7490864935 XXX       $XXX      NM    6/XX/2007  5/XX/2007    Primary    Refinance Rate/Term                 3        C        C        C        C                                                                                                                                                                                                                            3           C           C           C           C           [3] State Compliance - New Mexico Tangible Net Benefit Test: New Mexico Home Loan: Unable to determine if refinance     Closing / Title - (Doc Error)                                                                             State - NC
                                                                                                                                                                                                                                                                                                                                                                                                                                         loan was made without tangible net benefit to borrower due to missing prior loan information.                           TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.                                                                                                             appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                         Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.     borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA     Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                       Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                         determine compliance with rescission timing requirements.                                                               indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                               funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL  disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.                                                                            but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower received.
7507857640 XXX       $XXX      SC    6/XX/2007  3/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan:   Federal Compliance - Final TIL                                                                            -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the     Finance Charge Under Disclosed:
                                                                                                                                                                                                                                                                                                                                                                                                                                         origination and making of the loan.                                                                                     Unable to determine under
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of    disclosure due to missing
                                                                                                                                                                                                                                                                                                                                                                                                                                         $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $273.15.                                 itemization of amount financed.
7498055218 XXX       $XXX      SC    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   Closing / Title - (Doc Error)                                                                             -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                               Disclosure.                                                                                                             TIL Error: Borrower signature
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA     not dated.: TIL appears to be
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                       final but not dated by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         determine compliance with rescission timing requirements.                                                               Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan:   Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                         Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the     indicated to be final. Expected
                                                                                                                                                                                                                                                                                                                                                                                                                                         origination and making of the loan.                                                                                     funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.                                              disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in  but is
                                                                                                                                                                                                                                                                                                                                                                                                                                         Lending Act:  Subject loan transaction disbursed on 10/10/2007, prior to three (3) business days from transaction date  not dated by borrower so cannot
                                                                                                                                                                                                                                                                                                                                                                                                                                         of 10/05/2007.                                                                                                          confirm when borrower received
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL  the TIL.
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.
7498478654 XXX       $XXX      IN    5/XX/2005  4/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.                                                                                                                  -
                                                                        Debt Consolidation                                                                                                        Document: Missing Final 1003                                                                                                                                                                                                           Compliance tests were run using an application date of 04/12/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
7501078450 XXX       $XXX      NM    6/XX/2005  6/XX/2005    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
7509535192 XXX       $XXX      NM    4/XX/2007  3/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   Closing / Title - (Doc Error)                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.                                                                                                             TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA     by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                       appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business   signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to      borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         applicant within three (3) business days of application.                                                                Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                               Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL  Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.                                                                            indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 but is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 so cannot confirm that borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 received.
7499429205 XXX       $XXX      TX    11/XX/2006 10/XX/2006   Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 10/29/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure to applicant within three (3) business days of application due to missing information.
7494879747 XXX       $XXX      SC    5/XX/2007  4/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   Closing / Title - (Doc Error)                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.                                                                                                             TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA     by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                       appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan:   signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                         Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the     borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         origination and making of the loan.                                                                                     Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                               Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL  Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.                                                                            indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower received.
7491034358 XXX       $XXX      SC    4/XX/2007  3/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   Federal Compliance - Final TIL                                                                            -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.                                                                                                             Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA     Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                       indicated to be final. Expected
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan:   funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                         Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the     disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                         origination and making of the loan.                                                                                     but is
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL  not dated by borrower so cannot
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.                                                                            confirm when borrower received
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 the TIL.
7498334664 XXX       $XXX      TX    2/XX/2006  1/XX/2006    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower within three (3) days of application.
7492356880 XXX       $XXX      NY    12/XX/2010 9/XX/2010    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for Federal Compliance - Final TIL                                                                            -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                            1203 fee without evidence of sufficient cure provided.                                                                  Finance Charge Under Disclosed:
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of    TIL itemization did not disclose
                                                                                                                                                                                                                                                                                                                                                                                                                                         $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $100.00.                                 a Subordination recording fee of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 $100 as a prepaid finance
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 charge.
7508354497 XXX       $XXX      IL    12/XX/2008 12/XX/2008   Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Government Documentation - Missing    Appraisal not                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA                                                                                                              -
                                                                                                                                                                                                  Document: FHA Mortgage Insurance          provided                                                                                                                                                                                     Credit Score Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                  Certificate not provided
                                                                                                                                                                                                  [3] Application / Processing - Missing
                                                                                                                                                                                                  Valuation:
                                                                                                                                                                                                  [2] Miscellaneous Compliance - Loan has
                                                                                                                                                                                                  been identified as FHA/VA
7490850996 XXX       $XXX      TX    12/XX/2012 11/XX/2012   Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 11/27/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application
                                                                                                                                                                                                                                                                                                                                                                                                                                         Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                         Originator license status due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage
                                                                                                                                                                                                                                                                                                                                                                                                                                         Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement
                                                                                                                                                                                                                                                                                                                                                                                                                                         for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
7493964758 XXX       $XXX      NY    4/XX/2007  2/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   Federal Compliance - Final TIL                                                                            -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.                                                                                                             Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business   Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to      indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                         applicant within three (3) business days of application.                                                                funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL  disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.                                                                            but is not dated by borrower so
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 cannot confirm that borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 received.
7504589072 XXX       $XXX      NJ    3/XX/2008  2/XX/2008    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Government Documentation - Missing    Verified per                                                                                                                     2           B           B           B           B           [2] Federal Compliance - FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor                                                                                                                   -
                                                                        Debt Consolidation                                                                                                        Document: FHA Case Number Assignment not  Note                                                                                                                                                                                         application date used as FHA case # assignment date for purposes of any applicable compliance testing.
                                                                                                                                                                                                  provided                                                                                                                                                                                                                               [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                  [2] Miscellaneous Compliance - Loan has                                                                                                                                                                                                Compliance tests were run using an application date of 02/14/2008 which is 1 months prior to consummation. A lookback
                                                                                                                                                                                                  been identified as FHA/VA                                                                                                                                                                                                              was performed to determine this application date.
7505718799 XXX       $XXX      NJ    11/XX/2007 11/XX/2007   Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to Closing / Title - (Doc Error)                                                                             -
                                                                        Debt Consolidation                                                                                                        Document: Missing Final 1003                                                                                                                                                                                                           determine compliance with rescission timing requirements.                                                               TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                               by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL  appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.                                                                            signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower received.
7501635107 XXX       $XXX      NY    9/XX/2006  9/XX/2006    Primary    Refinance Cash-out -                1        A        A        A        A                                                 [3] Government Documentation - Missing                                                                                                                                     1           A           A           A           A                                                                                                                                                                                                                                             -
                                                                        Other                                                                                                                     Document: FHA Mortgage Insurance
                                                                                                                                                                                                  Certificate not provided
                                                                                                                                                                                                  [2] Miscellaneous Compliance - Loan has
                                                                                                                                                                                                  been identified as FHA/VA
7509824575 XXX       $XXX      IL    2/XX/2008  1/XX/2008    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 01/11/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure to applicant within three (3) business days of application due to missing information.
7509073370 XXX       $XXX      UT    7/XX/2004  6/XX/2004    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three    Federal Compliance - Final TIL                                                                            -
                                                                                                                                                                                                                                                                                                                                                                                                                                         (3) days of application due to missing information.                                                                     Finance Charge Under Disclosed:
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due   Closing Instructions indicate an
                                                                                                                                                                                                                                                                                                                                                                                                                                         to missing Initial Loan Application Date.                                                                               index of 1.288% was used at
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.        origination, however, the lowest
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 06/28/2004 which is 1 months prior to consummation. A lookback   Index available within the
                                                                                                                                                                                                                                                                                                                                                                                                                                         was performed to determine this application date.                                                                       look-back period is 1.38083%.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of
                                                                                                                                                                                                                                                                                                                                                                                                                                         $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $4,632.49.
7496411136 XXX       $XXX      IL    10/XX/2010 7/XX/2010    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business                                                                                                             -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                            Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
7490202993 XXX       $XXX      IL    2/XX/2008  1/XX/2008    Primary    Purchase                            1        A        A        A        A                                                 [3] Application / Processing - Missing                                                                                                                                     1           A           A           A           A                                                                                                                                                                                                                                             -
                                                                                                                                                                                                  Document: Missing Final 1003
7495135500 XXX       $XXX      OH    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.                                                                                                                  -
                                                                        Debt Consolidation                                                                                                        Document: Missing Final 1003                                                                                                                                                                                                           Compliance tests were run using an application date of 03/30/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices
                                                                                                                                                                                                                                                                                                                                                                                                                                         Act:  Borrower's ability to repay not verified with reliable documentation.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information
                                                                                                                                                                                                                                                                                                                                                                                                                                         Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                         Information Document not retained by lender.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales
                                                                                                                                                                                                                                                                                                                                                                                                                                         Practices Act:  Consumer did not receive the required Closing Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio
                                                                                                                                                                                                                                                                                                                                                                                                                                         Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure to applicant within three (3) business days of application due to missing information.
7492827081 XXX       $XXX      MA    5/XX/2006  4/XX/2006    Investment Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.                                                                                                                  -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                            Compliance tests were run using an application date of 04/24/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
7492612789 XXX       $XXX      NJ    3/XX/2007  1/XX/2007    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   Closing / Title - (Doc Error)                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.                                                                                                             TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment        by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         penalty was included in the pay-off which may impact high cost findings.                                                appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA     signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                       borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively        Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         determine date of consummation. Note date used as transaction date for purposes of determining compliance with          Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                         rescission timing requirements                                                                                          Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                         determine compliance with rescission timing requirements.                                                               funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                               disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL  but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.                                                                            borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower received.
7490279226 XXX       $XXX      SC    9/XX/2007  8/XX/2007    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable
                                                                                                                                                                                                                                                                                                                                                                                                                                         Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan:
                                                                                                                                                                                                                                                                                                                                                                                                                                         Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - South Carolina Home Loan (No Tangible Net Benefit): South Carolina Home Loan: Mortgage loan refinanced within 42 months of previous loan without a tangible net benefit to borrower.
7493206857 XXX       $XXX      NM    12/XX/2006 11/XX/2006   Primary    Purchase                            3        D        D        D        D                                                 [3] Application / Processing - Missing                                                                                                                                     3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  Illegible HUD-1 Used For Fee Testing Material: Missing Final HUD-1:      Federal Compliance - Missing                                                                   Yes        TR
                                                                                                                                                                                                  Document: Missing Final 1003                                                                                                                                                                                                           Illegible HUD-1 used for any applicable Federal, State or Local compliance testing.                                     Final HUD-1:  Illegible HUD-1                                                                             Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.        Used For Fee Testing Material:                                                                            (UAL State)
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 11/27/2006 which is 1 months prior to consummation. A lookback   Page 1 of HUD covers only seller
                                                                                                                                                                                                                                                                                                                                                                                                                                         was performed to determine this application date.                                                                       side of transaction, missing
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test          borrower side. Page 2 of the HUD
                                                                                                                                                                                                                                                                                                                                                                                                                                         Affiliated Business Disclosure due to missing information.                                                              provided has both side's fees
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA     disclosed.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
7509756209 XXX       $XXX      TX    5/XX/2005  4/XX/2005    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Insurance Documentation - Missing                                                                                                                                      2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three                                                                                                              -
                                                                                                                                                                                                  Document: Mortgage Insurance Certificate                                                                                                                                                                                               (3) days of application due to missing information.
                                                                                                                                                                                                  (MIC) not provided                                                                                                                                                                                                                     [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable
                                                                                                                                                                                                                                                                                                                                                                                                                                         Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 04/19/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure to applicant within three (3) business days of application due to missing information.
7503363237 XXX       $XXX      NM    9/XX/2006  9/XX/2006    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   Closing / Title - (Doc Error)                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.                                                                                                             TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                               by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL  appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.                                                                            signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower received.
7496816636 XXX       $XXX      NY    12/XX/2007 11/XX/2007   Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score                                                                                                             -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                               Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 11/28/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                         determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
7497448070 XXX       $XXX      NY    4/XX/2007  3/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   Federal Compliance - Final TIL                                                                            -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.                                                                                                             Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA     Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                       indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business   funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to      disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                         applicant within three (3) business days of application.                                                                but is not dated by borrower so
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL  cannot confirm that borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.                                                                            received.
7507374652 XXX       $XXX      KY    3/XX/2007  2/XX/2007    Primary    Purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.        Federal Compliance - Final TIL                                                                            -
                                                                                                                                                                                                  Document: Missing Final 1003                                                                                                                                                                                                           Compliance tests were run using an application date of 02/16/2007 which is 1 months prior to consummation. A lookback   Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                         was performed to determine this application date.                                                                       Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA     indicated to be final. Expected
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                       funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business   disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement    but is not dated by borrower so
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure to applicant within three (3) business days of application due to missing information.                       cannot confirm when borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.                                              received the TIL.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.
7490853066 XXX       $XXX      MA    12/XX/2007 10/XX/2007   Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   Federal Compliance - Final TIL                                                                            -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.                                                                                                             Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL  Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.                                                                            indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 but is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 so cannot confirm that borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 received.
7497976425 XXX       $XXX      SC    10/XX/2006 9/XX/2006    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   Closing / Title - (Doc Error)                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.                                                                                                             TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business   by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to      appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                         applicant within three (3) business days of application.                                                                signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan:   borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the     Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         origination and making of the loan.                                                                                     Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                               Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL  indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.                                                                            funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 but is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 so cannot confirm that borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 received
7495666041 XXX       $XXX      SC    8/XX/2008  7/XX/2008    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Application / Processing - Missing                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.                                                                                                                  -
                                                                                                                                                                                                  Document: Missing Final 1003                                                                                                                                                                                                           Compliance tests were run using an application date of 07/23/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan:
                                                                                                                                                                                                                                                                                                                                                                                                                                         Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
7499174593 XXX       $XXX      SC    1/XX/2007  12/XX/2006   Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   Federal Compliance - Final TIL                                                                            -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.                                                                                                             Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan:   Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                         Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the     indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                         origination and making of the loan.                                                                                     funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.                                              disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL  but is not dated by borrower so
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.                                                                            cannot confirm that borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 received.
7491166017 XXX       $XXX      IL    3/XX/2008  2/XX/2008    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] General - FHA - Informed Consumer                                                                                                                                      2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.                                                                                                                  -
                                                                                                                                                                                                  Choice Disclosure was not provided to                                                                                                                                                                                                  Compliance tests were run using an application date of 02/12/2008 which is 1 months prior to consummation. A lookback
                                                                                                                                                                                                  borrower within 3 business days of the                                                                                                                                                                                                 was performed to determine this application date.
                                                                                                                                                                                                  loan application.: Disclosure: FHA -
                                                                                                                                                                                                  Informed Consumer Choice Disclosure
                                                                                                                                                                                                  (Government Documents)
                                                                                                                                                                                                  [3] Government Documentation - Missing
                                                                                                                                                                                                  Document: FHA Mortgage Insurance
                                                                                                                                                                                                  Certificate not provided
                                                                                                                                                                                                  [3] Application / Processing - Missing
                                                                                                                                                                                                  Document: Missing Final 1003
                                                                                                                                                                                                  [2] Miscellaneous Compliance - Loan has
                                                                                                                                                                                                  been identified as FHA/VA
7494112203 XXX       $XXX      SC    6/XX/2007  5/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   Closing / Title - (Doc Error)                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.                                                                                                             TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test          by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         Affiliated Business Disclosure due to missing information.                                                              appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA     signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                       borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan:   Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the     Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                         origination and making of the loan.                                                                                     Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                               indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL  funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.                                                                            disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower received.
7502337913 XXX       $XXX      NJ    7/XX/2006  6/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found  Closing / Title - (Doc Error)                                                                             -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                            in file. Security Instrument Notary Date of 07/27/2006 used as disbursement date for compliance testing.                TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.                                                                                                             appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                         determine compliance with rescission timing requirements.                                                               borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                               Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in  Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                         Lending Act:  Subject loan transaction disbursed on 07/27/2006, prior to three (3) business days from transaction date  Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                         of 07/27/2006.                                                                                                          indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL  funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.                                                                            disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 but is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 so cannot confirm that borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 received.
7497407518 XXX       $XXX      NM    8/XX/2006  7/XX/2006    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   Closing / Title - (Doc Error)                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.                                                                                                             TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                               by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL  appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.                                                                            signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower received.
7496929990 XXX       $XXX      NY    7/XX/2006  6/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not                                                                                                                -
                                                                        Debt Consolidation                                                                                                        Document: Missing Final 1003                                                                                                                                                                                                           provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 06/06/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - New York Prepayment Penalty: New York Prepayment Penalty: Max prepay term allowed on an adjustable rate loan greater than $250,000 is 12 months.  Loan contracts for prepay term of 36 months, which exceeds max allowable.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure to applicant within three (3) business days of application due to missing information.
7492575751 XXX       $XXX      NJ    4/XX/2008  4/XX/2008    Primary    Refinance Cash-out -                1        A        A        A        A                                                 [3] Government Documentation - Missing                                                                                                                                     1           A           A           A           A                                                                                                                                                                                                                                             -
                                                                        Debt Consolidation                                                                                                        Document: FHA Case Number Assignment not
                                                                                                                                                                                                  provided
                                                                                                                                                                                                  [3] Government Documentation - Missing
                                                                                                                                                                                                  Document: FHA Mortgage Insurance
                                                                                                                                                                                                  Certificate not provided
                                                                                                                                                                                                  [2] Miscellaneous Compliance - Loan has
                                                                                                                                                                                                  been identified as FHA/VA
7503424091 XXX       $XXX      SC    6/XX/2007  3/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   Federal Compliance - Final TIL                                                                            -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.                                                                                                             Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan:   Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                         Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the     indicated to be final. Expected
                                                                                                                                                                                                                                                                                                                                                                                                                                         origination and making of the loan.                                                                                     funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.                                              disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL  but is not dated by borrower so
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.                                                                            cannot confirm when borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 received the TIL.
7497944617 XXX       $XXX      NJ    6/XX/2006  5/XX/2006    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three    Closing / Title - (Doc Error)                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                         (3) days of application due to missing information.                                                                     TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         Rate Mortgages, CHARM Booklet, not provided to the borrower.                                                            appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.                                                                                                             borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA     Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                       Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                               Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL  indicated to be final. Expected
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.                                                                            funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 but is not dated by borrower so
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 cannot confirm when borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 received the TIL.
7500907643 XXX       $XXX      NY    10/XX/2007 7/XX/2007    Primary    Construction-Permanent              2        B        B        B        B                                                 [3] General - Missing Document:                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business                                                                                                             -
                                                                                                                                                                                                  Construction Loan Addendum / Allonge not                                                                                                                                                                                               Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to
                                                                                                                                                                                                  provided                                                                                                                                                                                                                               applicant within three (3) business days of application.
7497358646 XXX       $XXX      MA    11/XX/2006 10/XX/2006   Primary    Purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.                                                                                                                  -
                                                                                                                                                                                                  Document: Missing Final 1003                                                                                                                                                                                                           Compliance tests were run using an application date of 10/11/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure to applicant within three (3) business days of application due to missing information.
7506458350 XXX       $XXX      NM    6/XX/2006  6/XX/2006    Primary    Purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score                                                                                                             -
                                                                                                                                                                                                  Document: Missing Final 1003                                                                                                                                                                                                           Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 06/13/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7497969308 XXX       $XXX      CO    9/XX/2004  8/XX/2004    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not                                                                                                                -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                            provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable
                                                                                                                                                                                                                                                                                                                                                                                                                                         Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
7505243682 XXX       $XXX      NM    3/XX/2007  2/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.        Federal Compliance - Final TIL                                                                            -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 02/28/2007 which is 1 months prior to consummation. A lookback   Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                         was performed to determine this application date.                                                                       Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA     indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                       funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business   disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement    but is
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure to applicant within three (3) business days of application due to missing information.                       not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL  so cannot confirm that borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.                                                                            received
7497459579 XXX       $XXX      FL    8/XX/2005  7/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three                                                                                                              -
                                                                        Other                                                                                                                     Document: Missing Final 1003                                                                                                                                                                                                           (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable
                                                                                                                                                                                                                                                                                                                                                                                                                                         Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 07/24/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure to applicant within three (3) business days of application due to missing information.
7497970778 XXX       $XXX      OH    10/XX/2006 9/XX/2006    Primary    Refinance Rate/Term                 1        A        A        A        A                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                             -
7507755961 XXX       $XXX      NY    9/XX/2005  7/XX/2005    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7505291919 XXX       $XXX      IL    1/XX/2007  12/XX/2006   Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.        Closing / Title - (Doc Error)                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 12/15/2006 which is 1 months prior to consummation. A lookback   TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                         was performed to determine this application date.                                                                       by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business   appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement    signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure to applicant within three (3) business days of application due to missing information.                       borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         determine compliance with rescission timing requirements.                                                               Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                               Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL  indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.                                                                            funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 but is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 so cannot confirm that borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 received.
7497100600 XXX       $XXX      CO    6/XX/2008  4/XX/2008    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [2] Miscellaneous Compliance - Loan has                                                                                                                                    2           B           B           B           B           [2] State Compliance - Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided): Colorado Consumer                                                                                                                -
                                                                        Debt Consolidation                                                                                                        been identified as FHA/VA                                                                                                                                                                                                              Credit Code: Borrower not provided First Lien Refinance Notice.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5,
                                                                                                                                                                                                                                                                                                                                                                                                                                         7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
7507318182 XXX       $XXX      MA    8/XX/2006  8/XX/2006    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   Closing / Title - (Doc Error)                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.                                                                                                             TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA     by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                       appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                               signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL  borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.                                                                            Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower received.
7505228234 XXX       $XXX      MA    6/XX/2006  5/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Insurance Documentation - Missing                                                                                                                                      2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three                                                                                                              -
                                                                        Debt Consolidation                                                                                                        Document: Mortgage Insurance Certificate                                                                                                                                                                                               (3) days of application due to missing information.
                                                                                                                                                                                                  (MIC) not provided                                                                                                                                                                                                                     [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA
                                                                                                                                                                                                                                                                                                                                                                                                                                         Credit Score Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 05/23/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
7496017245 XXX       $XXX      NM    6/XX/2005  6/XX/2005    Primary    Purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.        Federal Compliance - Final TIL                                                                            -
                                                                                                                                                                                                  Document: Missing Final 1003                                                                                                                                                                                                           Compliance tests were run using an application date of 06/07/2005 which is 0 months prior to consummation. A lookback   Finance Charge Under Disclosed:
                                                                                                                                                                                                                                                                                                                                                                                                                                         was performed to determine this application date.                                                                       TIL itemization did not disclose
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. a application fee of $109.96.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.     and a courier fee of $25.00 as
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of    prepaid finance charge.
                                                                                                                                                                                                                                                                                                                                                                                                                                         $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $122.46.
7499152654 XXX       $XXX      TX    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business                                                                                                             -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                               Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
7493858521 XXX       $XXX      IL    10/XX/2007 9/XX/2007    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Application / Processing - Missing                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.                                                                                                                  -
                                                                                                                                                                                                  Document: Missing Final 1003                                                                                                                                                                                                           Compliance tests were run using an application date of 09/30/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure to applicant within three (3) business days of application due to missing information.
7508674735 XXX       $XXX      NJ    10/XX/2007 9/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   Closing / Title - (Doc Error)                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.                                                                                                             TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                               by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL  appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.                                                                            signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower received.
7502254527 XXX       $XXX      IL    4/XX/2006  3/XX/2006    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Insurance Documentation - Missing                                                                                                                                      2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three                                                                                                              -
                                                                                                                                                                                                  Document: Mortgage Insurance Certificate                                                                                                                                                                                               (3) days of application due to missing information.
                                                                                                                                                                                                  (MIC) not provided                                                                                                                                                                                                                     [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of
                                                                                                                                                                                                                                                                                                                                                                                                                                         9.95000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 03/10/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure to applicant within three (3) business days of application due to missing information.
7490764266 XXX       $XXX      NJ    6/XX/2005  4/XX/2005    Primary    Purchase                            1        A        A        A        A                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                             -
7495953446 XXX       $XXX      MA    7/XX/2008  5/XX/2008    Primary    Purchase                            3        D        D        D        D                                                 [3] Application / Processing - Missing                                                                                                                                     3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final Closing / Title - (Doc Error)                                                                  Yes        TR HUD
                                                                                                                                                                                                  Document: Missing Final 1003                                                                                                                                                                                                           HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.                 TIL Error: Final TIL not signed                                                                           Deficiency (UAL
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   by all required parties: TIL                                                                              State)
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.                                                                                                             appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified):             signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                         Massachusetts Mortgage Lender and Broker Regulation:  File does not contain evidence that analysis of borrower's        borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment      Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         based on fully indexed rate and fully amortizing payment, if applicable                                                 Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - Massachusetts MLBR (Missing Data) Document Type Not Provided: Massachusetts Mortgage Lender and  Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                         Broker Regulations:  Unable to determine if the borrower was required to provide a signed statement disclosing their    indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                         income due to missing document type.                                                                                    funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                               disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL  but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.                                                                            borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower received.
7509024447 XXX       $XXX      MA    7/XX/2006  6/XX/2006    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   Closing / Title - (Doc Error)                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.                                                                                                             TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.        by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 06/30/2006 which is 1 months prior to consummation. A lookback   appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                         was performed to determine this application date.                                                                       signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business   borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement    Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure to applicant within three (3) business days of application due to missing information.                       Finance Charge Under Disclosed:
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                               Unable to determine under
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of    disclosure due to missing
                                                                                                                                                                                                                                                                                                                                                                                                                                         $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $299.97.                                 itemization of amount financed.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL  Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.                                                                            Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower received.
7492001127 XXX       $XXX      CA    1/XX/2008  12/XX/2007   Primary    Refinance Cash-out -                2        B        B        B        B                                                 [2] Closing / Title - Security Instrument                                                                                                                                  2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found  Closing / Title - (Doc Error)                                                                             -
                                                                        Other                                                                                                                     is not on a FNMA/FHLMC form and does not                                                                                                                                                                                               in file. Security Instrument Notary Date of 01/15/2008 used as disbursement date for compliance testing.                TIL Error: Final TIL not signed
                                                                                                                                                                                                  contain the following clauses:: Homestead                                                                                                                                                                                              [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an  by all required parties: TIL
                                                                                                                                                                                                  Exemption Waiver                                                                                                                                                                                                                       assumed value of a contract sales price or original loan amount, whichever applies.                                     appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                         DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8  borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)                      Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than       Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                         single family residence, state and federal testing may be impacted.                                                     Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                         determine compliance with rescission timing requirements.                                                               funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                               disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in  but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                         Lending Act:  Subject loan transaction disbursed on 01/15/2008, prior to three (3) business days from transaction date  borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                         of 01/15/2008.                                                                                                          borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.
7491399740 XXX       $XXX      NY    3/XX/2007  1/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   Closing / Title - (Doc Error)                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.                                                                                                             TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA     by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                       appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                               signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL  borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.                                                                            Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower received.
7506710514 XXX       $XXX      NY    4/XX/2004  3/XX/2004    Primary    Refinance UTD                       2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title                                                                                                                                      2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an                                                                                                            -
                                                                                                                                                                                                  Policy is missing. No evidence of title                                                                                                                                                                                                assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                  in file.                                                                                                                                                                                                                               [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided
                                                                                                                                                                                                  [3] Application / Processing - Missing                                                                                                                                                                                                 to borrower.
                                                                                                                                                                                                  Document: Missing Final 1003                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important
                                                                                                                                                                                                                                                                                                                                                                                                                                         Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 03/21/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
7494944823 XXX       $XXX      MA    9/XX/2007  8/XX/2007    Primary    Purchase                            2        B        B        B        B                                                 [3] General - FHA - Informed Consumer     FHA Mortgage                                                                                                                     2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.                                                                                                                  -
                                                                                                                                                                                                  Choice Disclosure was not provided to     insurance was                                                                                                                                                                                Compliance tests were run using an application date of 08/13/2007 which is 1 months prior to consummation. A lookback
                                                                                                                                                                                                  borrower within 3 business days of the    not included                                                                                                                                                                                 was performed to determine this application date.
                                                                                                                                                                                                  loan application.: Disclosure: FHA -      in the file.                                                                                                                                                                                 [2] Miscellaneous Compliance - Prepayment Penalty Discrepancy: Final TIL / CD indicates loan has PPP, however file does
                                                                                                                                                                                                  Informed Consumer Choice Disclosure       However, the                                                                                                                                                                                 not contain prepayment penalty addendum. Missing prepay data may result in invalid high cost, FNMA, and/or QM points
                                                                                                                                                                                                  (Government Documents)                    HUD-92900-A                                                                                                                                                                                  and fees findings.
                                                                                                                                                                                                  [3] Government Documentation - Missing    was used.                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                  Document: FHA Mortgage Insurance                                                                                                                                                                                                       Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                  Certificate not provided                                                                                                                                                                                                               Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                  [2] Miscellaneous Compliance - Loan has
                                                                                                                                                                                                  been identified as FHA/VA
7494864349 XXX       $XXX      CA    6/XX/2003  5/XX/2003    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.                                                                                                                  -
                                                                        Other                                                                                                                     Document: Missing Final 1003                                                                                                                                                                                                           Compliance tests were run using an application date of 05/20/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
7502030625 XXX       $XXX      CA    8/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business                                                                                                             -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                            Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                         Lending Act:  Subject loan transaction disbursed on 08/22/2007, prior to three (3) business days from transaction date of 08/18/2007.
7497295783 XXX       $XXX      NJ    5/XX/2007  1/XX/2007    Primary    Purchase                            1        A        A        A        A                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                             -
7507714932 XXX       $XXX      CO    8/XX/2007  7/XX/2007    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Application / Processing - Missing                                                                                                                                     2           B           B           B           B           [2] State Compliance - Colorado Home Loan (Ability to Repay not Verified): Colorado Home Loan (HB1322):  Borrower's                                                                                                               -
                                                                                                                                                                                                  Document: Missing Final 1003                                                                                                                                                                                                           ability to repay not verified with reliable documentation.
                                                                                                                                                                                                  [3] Insurance Documentation - Missing                                                                                                                                                                                                  [2] State Compliance - Colorado HLPP Broker TNB Test: Colorado Home Loan (HB1322): Unable to determine if brokered
                                                                                                                                                                                                  Document: Mortgage Insurance Certificate                                                                                                                                                                                               mortgage loan has a tangible net benefit to the borrower due to missing prior loan information.
                                                                                                                                                                                                  (MIC) not provided                                                                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 07/06/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                         Lending Act:  Subject loan transaction disbursed on 08/06/2007, prior to three (3) business days from transaction date of 08/06/2007.
7492941072 XXX       $XXX      CO    6/XX/2005  5/XX/2005    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Application / Processing - Missing                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not                                                                                                                -
                                                                                                                                                                                                  Document: Missing Final 1003                                                                                                                                                                                                           provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 05/31/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
7508956703 XXX       $XXX      SC    9/XX/2008  8/XX/2008    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   Federal Compliance - Final TIL                                                                            -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.                                                                                                             Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than       Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                         single family residence, state and federal testing may be impacted.                                                     indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan:   funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                         Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the     disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                         origination and making of the loan.                                                                                     but is not dated by borrower so
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL  cannot confirm that borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.                                                                            received.
7503821540 XXX       $XXX      CO    4/XX/2006  3/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three    Federal Compliance - Final TIL                                                                            -
                                                                        Debt Consolidation                                                                                                        Document: Missing Final 1003                                                                                                                                                                                                           (3) days of application due to missing information.                                                                     Finance Charge Under Disclosed:
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due   Under disclosure is due to the
                                                                                                                                                                                                                                                                                                                                                                                                                                         to missing Initial Loan Application Date.                                                                               lender's TIL reflecting that the
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.        neg am terms recast to the fully
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 03/10/2006 which is 1 months prior to consummation. A lookback   amortized payment after 60
                                                                                                                                                                                                                                                                                                                                                                                                                                         was performed to determine this application date.                                                                       months, however based on the
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of    note terms and index value the
                                                                                                                                                                                                                                                                                                                                                                                                                                         $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $24,807.83.                              actual recast occurs after 59
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5,  months. Unable to determine
                                                                                                                                                                                                                                                                                                                                                                                                                                         7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a     under disclosure due to missing
                                                                                                                                                                                                                                                                                                                                                                                                                                         refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.                            Itemization of Amount Financed
7499000450 XXX       $XXX      NY    12/XX/2008 11/XX/2008   Primary    Purchase                            2        B        B        B        B                                                 [2] Miscellaneous Compliance - Loan has                                                                                                                                    2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                               -
                                                                                                                                                                                                  been identified as FHA/VA                                                                                                                                                                                                              [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
7491161573 XXX       $XXX      NJ    4/XX/2007  2/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA     Federal Compliance - Final TIL                                                                            -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                       Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL  Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.                                                                            indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 but is not dated by borrower so
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 cannot confirm that borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 received.
7500011386 XXX       $XXX      NJ    4/XX/2013  12/XX/2012   Investment Refinance Rate/Term                 1        A        A        A        A                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                             -
7503574797 XXX       $XXX      CA    12/XX/2007 11/XX/2007   Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [2] Closing / Title - Security Instrument                                                                                                                                  2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   Federal Compliance - Final TIL                                                                            -
                                                                                                                                                                                                  is not on a FNMA/FHLMC form and does not                                                                                                                                                                                               Disclosure.                                                                                                             Not Provided to Borrower At or
                                                                                                                                                                                                  contain the following clauses:: Homestead                                                                                                                                                                                              [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business   Before Consummation: TIL in file
                                                                                                                                                                                                  Exemption Waiver                                                                                                                                                                                                                       Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to      indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                         applicant within three (3) business days of application.                                                                funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                         determine compliance with rescission timing requirements.                                                               but is not dated by borrower so
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL  cannot confirm that borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.                                                                            received.
7492584034 XXX       $XXX      OH    2/XX/2006  1/XX/2006    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable
                                                                                                                                                                                                                                                                                                                                                                                                                                         Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - Ohio Alternate Prepayment Penalty SMLA Test: Ohio Prepayment Penalty:  Loan contains an impermissible prepayment penalty which allows for a prepayment penalty on a refinance by the same lender. (applies only to Second Mortgage Loan Act registrants)
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
7502986915 XXX       $XXX      TX    5/XX/2006  3/XX/2006    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                                                                                                                                                                                                                         provided.
7504664541 XXX       $XXX      NJ    9/XX/2005  7/XX/2005    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable
                                                                                                                                                                                                                                                                                                                                                                                                                                         Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7502307250 XXX       $XXX      CA    7/XX/2004  6/XX/2004    Primary    Refinance UTD                       3        D        D        D        D                                                 [3] Application / Processing - Missing                                                                                                                                     3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No                                                                                                     Yes        TR
                                                                                                                                                                                                  Document: Missing Final 1003                                                                                                                                                                                                           document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                      Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - California Prepayment Penalty: California Prepayment Penalty: Maximum prepay  allowed is 6 months interest calculated on 80% of the original balance ($XXX).  Loan contracts for maximum calculated prepay of
                                                                                                                                                                                                                                                                                                                                                                                                                                         $XXX, which exceeds max allowable. Prepay may be impermissible depending on the lender's license type.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable
                                                                                                                                                                                                                                                                                                                                                                                                                                         Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/21/2004 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 06/21/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                                                                                                                                                                                                                         provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7490257850 XXX       $XXX      CA    9/XX/2006  8/XX/2006    Second     Refinance Rate/Term                 2        B        B        B        B                                                 [3] Application / Processing - Missing                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   Closing / Title - (Doc Error)                                                                             -
                                                             Home                                                                                                                                 Document: Missing Final 1003                                                                                                                                                                                                           Disclosure.                                                                                                             TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA     by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                       appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                               signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL  borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.                                                                            Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower received.
7494828959 XXX       $XXX      CA    5/XX/2007  5/XX/2007    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable
                                                                                                                                                                                                                                                                                                                                                                                                                                         Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 05/07/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure to applicant within three (3) business days of application due to missing information.
7499422991 XXX       $XXX      CA    12/XX/2007 11/XX/2007   Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three                                                                                                              -
                                                                                                                                                                                                                                                                                                                                                                                                                                         (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable
                                                                                                                                                                                                                                                                                                                                                                                                                                         Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 11/21/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure to applicant within three (3) business days of application due to missing information.
7494203233 XXX       $XXX      CA    7/XX/2007  7/XX/2007    Primary    Purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three                                                                                                              -
                                                                                                                                                                                                  Document: Missing Final 1003                                                                                                                                                                                                           (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 07/17/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure to applicant within three (3) business days of application due to missing information.
7499232110 XXX       $XXX      CA    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.        Closing / Title - (Doc Error)                                                                             -
                                                                        Debt Consolidation                                                                                                        Document: Missing Final 1003                                                                                                                                                                                                           Compliance tests were run using an application date of 11/29/2006 which is 1 months prior to consummation. A lookback   TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                         was performed to determine this application date.                                                                       by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                         determine compliance with rescission timing requirements.                                                               signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                               borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL  Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.                                                                            Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 but is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 so cannot confirm that borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 received.
7491839408 XXX       $XXX      CA    5/XX/2006  4/XX/2006    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - California Prepayment Penalty ARM Test: California Prepayment Penalty:  Interest rate increase may be invalid due to borrower not being permitted to prepay the loan without penalty within 90 days of notification of any increase in the interest rate, depending on the lender's license type.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
7492755554 XXX       $XXX      CA    3/XX/2006  2/XX/2006    Primary    Refinance Cash-out -                3        D        D        D        D                                                 [3] Application / Processing - Missing                                                                                                                                     3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final Closing / Title - (Doc Error)                                                                  Yes        TR HUD
                                                                        Other                                                                                                                     Document: Missing Final 1003                                                                                                                                                                                                           HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.                 TIL Error: Final TIL not signed                                                                           Deficiency
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.                                                                                                             appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.        signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 02/27/2006 which is 1 months prior to consummation. A lookback   borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         was performed to determine this application date.                                                                       Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA     Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                       Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business   indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement    funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure to applicant within three (3) business days of application due to missing information.                       disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                               but is
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not     not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                         provided.                                                                                                               so cannot confirm that borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL  received.
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.
7497462891 XXX       $XXX      CA    9/XX/2004  8/XX/2004    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three                                                                                                              -
                                                                                                                                                                                                                                                                                                                                                                                                                                         (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable
                                                                                                                                                                                                                                                                                                                                                                                                                                         Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 08/10/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
7508447163 XXX       $XXX      CA    9/XX/2007  7/XX/2007    Primary    Purchase                            2        B        B        B        B                                                 [2] Closing / Title - Security Instrument                                                                                                                                  2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   Closing / Title - (Doc Error)                                                                             -
                                                                                                                                                                                                  is not on a FNMA/FHLMC form and does not                                                                                                                                                                                               Disclosure.                                                                                                             TIL Error: Final TIL not signed
                                                                                                                                                                                                  contain the following clauses:: Homestead                                                                                                                                                                                              [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                               by all required parties: TIL
                                                                                                                                                                                                  Exemption Waiver                                                                                                                                                                                                                       [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of    appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                         $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $179.35.                                 signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL  borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.                                                                            Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Finance Charge Under Disclosed:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Itemization did not disclose the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 email fee of $75, sub escrow fee
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 of $75 and wire fee of $32.50 as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 prepaid finance charges.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower received.
7490118720 XXX       $XXX      PA    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three                                                                                                              -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                               (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable
                                                                                                                                                                                                                                                                                                                                                                                                                                         Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 10/24/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure to applicant within three (3) business days of application due to missing information.
7495098013 XXX       $XXX      NY    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.                                                                                                                  -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                               Compliance tests were run using an application date of 07/21/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure to applicant within three (3) business days of application due to missing information.
7496891571 XXX       $XXX      CA    8/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                3        D        D        D        D                                                 [3] Application / Processing - Missing                                                                                                                                     3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  Title Co. Closing Statement Used For Fee Testing Material: Missing Final                                                                                                Yes        TR
                                                                        Debt Consolidation                                                                                                        Document: Missing Final 1003                                                                                                                                                                                                           HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.                                                                                                                        Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable
                                                                                                                                                                                                                                                                                                                                                                                                                                         Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 08/01/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure to applicant within three (3) business days of application due to missing information.
7490992354 XXX       $XXX      CA    9/XX/2005  9/XX/2005    Primary    Purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three                                                                                                              -
                                                                                                                                                                                                  Document: Missing Final 1003                                                                                                                                                                                                           (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - California Prepayment Penalty ARM Test: California Prepayment Penalty:  Interest rate increase may be invalid due to borrower not being permitted to prepay the loan without penalty within 90 days of notification of any increase in the interest rate, depending on the lender's license type.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - California Prepayment Penalty Test: California Prepayment Penalty: Maximum prepay  allowed is 6 months interest calculated on 80% of the original balance ($XXX).  Loan contracts for maximum calculated prepay of
                                                                                                                                                                                                                                                                                                                                                                                                                                         $XXX, which exceeds max allowable.  Prepay may be impermissible depending on the lender's license type.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable
                                                                                                                                                                                                                                                                                                                                                                                                                                         Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 09/03/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure to applicant within three (3) business days of application due to missing information.
7505773318 XXX       $XXX      CA    12/XX/2007 12/XX/2007   Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower within three (3) days of application.
7497857946 XXX       $XXX      CA    4/XX/2007  4/XX/2007    Primary    Purchase                            2        B        B        B        B                                                 [2] Closing / Title - Security Instrument                                                                                                                                  2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   Closing / Title - (Doc Error)                                                                             -
                                                                                                                                                                                                  is not on a FNMA/FHLMC form and does not                                                                                                                                                                                               Disclosure.                                                                                                             TIL Error: Final TIL not signed
                                                                                                                                                                                                  contain the following clauses:: Homestead                                                                                                                                                                                              [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA     by all required parties: TIL
                                                                                                                                                                                                  Exemption Waiver                                                                                                                                                                                                                       Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                       appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business   signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to      borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         applicant within three (3) business days of application.                                                                Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                               Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL  Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.                                                                            indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower received.
7503319210 XXX       $XXX      CA    12/XX/2005 11/XX/2005   Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not                                                                                                                -
                                                                        Other                                                                                                                     Document: Missing Final 1003                                                                                                                                                                                                           provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable
                                                                                                                                                                                                                                                                                                                                                                                                                                         Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 11/20/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure to applicant within three (3) business days of application due to missing information.
7502533347 XXX       $XXX      CA    8/XX/2004  8/XX/2004    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Application / Processing - Missing                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not                                                                                                                -
                                                                                                                                                                                                  Document: Missing Final 1003                                                                                                                                                                                                           provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable
                                                                                                                                                                                                                                                                                                                                                                                                                                         Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
7493361966 XXX       $XXX      CA    1/XX/2006  12/XX/2005   Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three                                                                                                              -
                                                                        Debt Consolidation                                                                                                        Document: Missing Final 1003                                                                                                                                                                                                           (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - California Prepayment Penalty: California Prepayment Penalty: Maximum prepay  allowed is 6 months interest calculated on 80% of the original balance ($XXX).  Loan contracts for maximum calculated prepay of
                                                                                                                                                                                                                                                                                                                                                                                                                                         $XXX, which exceeds max allowable. Prepay may be impermissible depending on the lender's license type.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable
                                                                                                                                                                                                                                                                                                                                                                                                                                         Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 12/04/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
7506019699 XXX       $XXX      CA    11/XX/2004 10/XX/2004   Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three    Federal Compliance - Final TIL                                                                            -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                               (3) days of application due to missing information.                                                                     Finance Charge Under Disclosed:
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - California Prepayment Penalty: California Prepayment Penalty: Maximum prepay  allowed is 6       Unable to conclusively determine
                                                                                                                                                                                                                                                                                                                                                                                                                                         months interest calculated on 80% of the original balance ($XXX).  Loan contracts for maximum calculated prepay of      which index the lender utilized.
                                                                                                                                                                                                                                                                                                                                                                                                                                         $XXX, which exceeds max allowable. Prepay may be impermissible depending on the lender's license type.  Prepay language The lowest index available in
                                                                                                                                                                                                                                                                                                                                                                                                                                         states prepay will not exceed maximum permitted by applicable law.                                                      our look back period was
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable 1.5950%.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 10/13/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of
                                                                                                                                                                                                                                                                                                                                                                                                                                         $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $16,830.62.
7496071245 XXX       $XXX                                                                                   3        D        D        D        D                                                                                                                                                                                                                            3           D           D           D           D           [3] Loan File - (Missing Doc) Incomplete loan images/file                                                               Loan File - (Missing Doc)                                                                      UTD        Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Incomplete loan images/file:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Loan file does not contain any
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 origination documentation.
7491490148 XXX       $XXX      CA    8/XX/2005  7/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three    Federal Compliance - Final TIL                                                                            -
                                                                        Debt Consolidation                                                                                                        Document: Missing Final 1003                                                                                                                                                                                                           (3) days of application due to missing information.                                                                     Finance Charge Under Disclosed:
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due   Under disclosure is due to the
                                                                                                                                                                                                                                                                                                                                                                                                                                         to missing Initial Loan Application Date.                                                                               lender utilizing an index value
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.        of 2.737% per the Rate Lock doc,
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 07/18/2005 which is 1 months prior to consummation. A lookback   however the lowest index value
                                                                                                                                                                                                                                                                                                                                                                                                                                         was performed to determine this application date.                                                                       available in the lookback period
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of    is 2.865%.
                                                                                                                                                                                                                                                                                                                                                                                                                                         $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $84,286.40.
7497050075 XXX       $XXX      CT    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not                                                                                                                -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                            provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable
                                                                                                                                                                                                                                                                                                                                                                                                                                         Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - Connecticut Prepayment Penalty Test: Connecticut Prepayment Penalty: A prepayment penalty is not permissible under the Mortgage Lenders, Correspondent Lenders, Brokers and Loan Originators Act.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                         Lending Act:  Subject loan transaction disbursed on 05/31/2007, prior to three (3) business days from transaction date of 05/26/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5,
                                                                                                                                                                                                                                                                                                                                                                                                                                         7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                         Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
7491498944 XXX       $XXX      CA    5/XX/2007  5/XX/2007    Second     Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule:                                                                                                            -
                                                             Home                                                                                                                                                                                                                                                                                                                                                                        Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
7490179706 XXX       $XXX      CA    12/XX/2005 10/XX/2005   Primary    Purchase                            2        B        B        B        B                                                 [2] Closing / Title - Security Instrument                                                                                                                                  2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not                                                                                                                -
                                                                                                                                                                                                  is not on a FNMA/FHLMC form and does not                                                                                                                                                                                               provided to the borrower.
                                                                                                                                                                                                  contain the following clauses:: Homestead                                                                                                                                                                                              [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable
                                                                                                                                                                                                  Exemption Waiver                                                                                                                                                                                                                       Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7490878268 XXX       $XXX      WA    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   Closing / Title - (Doc Error)                                                                             -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                            Disclosure.                                                                                                             TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA     by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                       appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                         determine compliance with rescission timing requirements.                                                               borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                               Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5,  Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                         7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a     Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                         refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.                            indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL  funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.                                                                            disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower received.
7501111281 XXX       $XXX      NY    4/XX/2007  3/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA     Federal Compliance - Final TIL                                                                            -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                       Finance Charge Under Disclosed:
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of    Itemization did not disclose the
                                                                                                                                                                                                                                                                                                                                                                                                                                         $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $223.60.                                 POA recording fee of $75 and RPT
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL  filing fee of $75 as prepaid
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.                                                                            finance charges. Itemization
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 disclosed the attorney fee as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 $650 whereas the HUD disclosed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 as $750.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 but is not dated by borrower so
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 cannot confirm that borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 received.
7491507871 XXX       $XXX      GA    9/XX/2007  8/XX/2007    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable
                                                                                                                                                                                                                                                                                                                                                                                                                                         Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                                                                                                                                                                                                                         provided.
7500023930 XXX       $XXX      CA    9/XX/2005  9/XX/2005    Primary    Purchase                            2        B        B        B        B                                                 [2] Closing / Title - Security Instrument                                                                                                                                  2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not                                                                                                                -
                                                                                                                                                                                                  is not on a FNMA/FHLMC form and does not                                                                                                                                                                                               provided to the borrower.
                                                                                                                                                                                                  contain the following clauses:: Homestead                                                                                                                                                                                              [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable
                                                                                                                                                                                                  Exemption Waiver                                                                                                                                                                                                                       Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7509953712 XXX       $XXX      CA    4/XX/2007  2/XX/2007    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [2] Closing / Title - Security Instrument                                                                                                                                  2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   Closing / Title - (Doc Error)                                                                             -
                                                                                                                                                                                                  is not on a FNMA/FHLMC form and does not                                                                                                                                                                                               Disclosure.                                                                                                             TIL Error: Final TIL not signed
                                                                                                                                                                                                  contain the following clauses:: Homestead                                                                                                                                                                                              [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business   by all required parties: TIL
                                                                                                                                                                                                  Exemption Waiver                                                                                                                                                                                                                       Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to      appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                         applicant within three (3) business days of application.                                                                signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         determine compliance with rescission timing requirements.                                                               Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                               Finance Charge Under Disclosed:
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of    Unable to determine under
                                                                                                                                                                                                                                                                                                                                                                                                                                         $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $2,503.43.                               disclosure due to missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 itemization of amount financed.
7498805750 XXX       $XXX      CA    10/XX/2005 10/XX/2005   Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: ARM loan program disclosure does                                                                                                            -
                                                                        Debt Consolidation                                                                                                        Document: Missing Final 1003                                                                                                                                                                                                           not match terms of loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three
                                                                                                                                                                                                                                                                                                                                                                                                                                         (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - California Prepayment Penalty: California Prepayment Penalty: Maximum prepay  allowed is 6 months interest calculated on 80% of the original balance ($XXX).  Loan contracts for maximum calculated prepay of
                                                                                                                                                                                                                                                                                                                                                                                                                                         $XXX, which exceeds max allowable. Prepay may be impermissible depending on the lender's license type.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable
                                                                                                                                                                                                                                                                                                                                                                                                                                         Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 10/01/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure to applicant within three (3) business days of application due to missing information.
7495327650 XXX       $XXX      CA    9/XX/2005  8/XX/2005    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three                                                                                                              -
                                                                                                                                                                                                                                                                                                                                                                                                                                         (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable
                                                                                                                                                                                                                                                                                                                                                                                                                                         Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 08/23/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure to applicant within three (3) business days of application due to missing information.
7500233958 XXX       $XXX      NY    5/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not                                                                                                                -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                            provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable
                                                                                                                                                                                                                                                                                                                                                                                                                                         Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or
                                                                                                                                                                                                                                                                                                                                                                                                                                         DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8
                                                                                                                                                                                                                                                                                                                                                                                                                                         Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
7501531430 XXX       $XXX      CA    11/XX/2006 10/XX/2006   Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Application / Processing - Missing                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three                                                                                                              -
                                                                                                                                                                                                  Document: Missing Final 1003                                                                                                                                                                                                           (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable
                                                                                                                                                                                                                                                                                                                                                                                                                                         Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 10/16/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
7494066830 XXX       $XXX      NV    6/XX/2015  5/XX/2015    Primary    Purchase               Safe Harbor  3        C        C        B        B                                                 [3] AUS Discrepancy / Guidelines          Missing                                                                                                                          3           C           C           B           B           [3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan       Federal Compliance - Check Loan                                                                           TILA ATR/QM
                                                                                               QM                                                                                                 Discrepancy - AUS Findings: All           required 12                                                                                                                                                                                  Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.    Designation Match - QM: Loan
                                                                                                                                                                                                  conditions were not met                   month housing                                                                                                                                                                                [2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA    designation failure due to QM
                                                                                                                                                                                                  [3] Insurance Eligibility - MI Monthly    history                                                                                                                                                                                      Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business    failure.  This exception will be
                                                                                                                                                                                                  Premium Amount documented in file does    supported by                                                                                                                                                                                 days prior to consummation. (Type:Primary/05/19/2015)                                                                   cleared once all QM specific
                                                                                                                                                                                                  not match the Escrowed Mortgage Insurance cancelled                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did   exceptions have been
                                                                                                                                                                                                  Premium amount per month collected on the checks or                                                                                                                                                                                    not provide HUD Settlement Cost Booklet.                                                                                cured/cleared.
                                                                                                                                                                                                  HUD.                                      other                                                                                                                                                                                        [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of    Federal Compliance - Final TIL
                                                                                                                                                                                                  [3] Insurance Eligibility - MI Monthly    documentation                                                                                                                                                                                $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $529.66.                                 Finance Charge Under Disclosed:
                                                                                                                                                                                                  Premium Amount documented in file does    verifying                                                                                                                                                                                                                                                                                                            Finance charge is under
                                                                                                                                                                                                  not match the Escrowed Mortgage Insurance satisfactory                                                                                                                                                                                                                                                                                                         disclosed by $784.66 due to the
                                                                                                                                                                                                  Premium amount per month collected on the primary                                                                                                                                                                                                                                                                                                              following: Settlement/Closing
                                                                                                                                                                                                  HUD.                                      housing                                                                                                                                                                                                                                                                                                              Fee is disclosed as $253.75 on
                                                                                                                                                                                                  [3] Application / Processing - Missing    payments over                                                                                                                                                                                                                                                                                                        final HUD-1 but $406.25 on
                                                                                                                                                                                                  Document: Fraud Report not provided       last 12 months                                                                                                                                                                                                                                                                                                       Itemization of Finance Charges,
                                                                                                                                                                                                  [3] Insurance Documentation - Missing     and- a                                                                                                                                                                                                                                                                                                               and the following fees are only
                                                                                                                                                                                                  Document: Mortgage Insurance Certificate  detailed and                                                                                                                                                                                                                                                                                                         disclosed on the final HUD-1:
                                                                                                                                                                                                  (MIC) not provided                        satisfactory                                                                                                                                                                                                                                                                                                         Email - $75.00, Courier -
                                                                                                                                                                                                  [3] Application / Processing - Missing    signed letter                                                                                                                                                                                                                                                                                                        $50.00, Storage - $2.50, Doc
                                                                                                                                                                                                  Document: Purchase Agreement / Sales      of explanation                                                                                                                                                                                                                                                                                                       Prep - $150.00, Closing
                                                                                                                                                                                                  Contract not provided                     for delinquent                                                                                                                                                                                                                                                                                                       Protection Letter - $25.00,
                                                                                                                                                                                                  [2] Credit Eligibility - Public Record    accounts with                                                                                                                                                                                                                                                                                                        Abstract/Title Search - $80.00
                                                                                                                                                                                                  Issue:: Credit Report: Original // Public a balance of                                                                                                                                                                                                                                                                                                         and Endorsement - $25.00.
                                                                                                                                                                                                  Record Type: Collections / Balance:       $1,279.00 and
                                                                                                                                                                                                  1279.00, Credit Report: Original //       $153.00 per
                                                                                                                                                                                                  Public Record Type: Collections /         CLUES.
                                                                                                                                                                                                  Balance: 153.00                           File is
                                                                                                                                                                                                  [2] Credit Eligibility - Public Record    missing
                                                                                                                                                                                                  Issue:: Credit Report: Original // Public required
                                                                                                                                                                                                  Record Type: Collections / Balance:       Mortgage
                                                                                                                                                                                                  1279.00, Credit Report: Original //       Insurance
                                                                                                                                                                                                  Public Record Type: Collections /         Certificate.
                                                                                                                                                                                                  Balance: 153.00                           Missing
                                                                                                                                                                                                                                            required
                                                                                                                                                                                                                                            detailed and
                                                                                                                                                                                                                                            satisfactory
                                                                                                                                                                                                                                            signed letter
                                                                                                                                                                                                                                            of explanation
                                                                                                                                                                                                                                            for delinquent
                                                                                                                                                                                                                                            account per
                                                                                                                                                                                                                                            CLUES.
7499759145 XXX       $XXX      MD    11/XX/2007 10/XX/2007   Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   Closing / Title - (Doc Error)                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.                                                                                                             TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA     by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                       appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                         determine compliance with rescission timing requirements.                                                               borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
7496180393 XXX       $XXX      CA    2/XX/2008  1/XX/2008    Primary    Purchase                            3        D        D        D        D                                                                                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final                                                                                                No         TNR Testing Not
                                                                                                                                                                                                                                                                                                                                                                                                                                         HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.                                                                                                                           Required
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 01/25/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure to applicant within three (3) business days of application due to missing information.
7498938841 XXX       $XXX      MD    1/XX/2008  1/XX/2008    Primary    Purchase                            2        B        B        B        B                                                 [3] Insurance Documentation - Missing                                                                                                                                      2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not      Federal Compliance - Final TIL                                                                            -
                                                                                                                                                                                                  Document: Mortgage Insurance Certificate                                                                                                                                                                                               provided to the borrower within three (3) days of application.                                                          Finance Charge Under Disclosed:
                                                                                                                                                                                                  (MIC) not provided                                                                                                                                                                                                                     [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Itemization did not disclose the
                                                                                                                                                                                                                                                                                                                                                                                                                                         Rate Mortgages, CHARM Booklet, not provided to the borrower.                                                            settlement fee of $500 as
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found  prepaid finance charges. Courier
                                                                                                                                                                                                                                                                                                                                                                                                                                         in file. Security Instrument Notary Date of 01/25/2008 used as disbursement date for compliance testing.                fee on itemization was disclosed
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business   as $50, whereas the HUD
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to      disclosed as $23.
                                                                                                                                                                                                                                                                                                                                                                                                                                         applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of
                                                                                                                                                                                                                                                                                                                                                                                                                                         $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $473.00.
7507927658 XXX       $XXX      FL    11/XX/2007 10/XX/2007   Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   Federal Compliance - Final TIL                                                                            -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.                                                                                                             Finance Charge Under Disclosed:
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA     Unable to determine under
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                       disclosure due to missing
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.                                              Itemization of Amount Financed.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of    Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $125.28.                                 Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL  Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.                                                                            indicated to be final. Expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 but is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 not dated by borrower so cannot
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 confirm when borrower received
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 the TIL.
7495263788 XXX       $XXX      TX    8/XX/2005  7/XX/2005    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable
                                                                                                                                                                                                                                                                                                                                                                                                                                         Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 07/02/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7491205538 XXX       $XXX      CA    1/XX/2008  11/XX/2007   Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable
                                                                                                                                                                                                                                                                                                                                                                                                                                         Rate Mortgages, CHARM Booklet, not provided to the borrower.
7491755852 XXX       $XXX      FL    8/XX/2007  7/XX/2007    Second     Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   Federal Compliance - Final TIL                                                                            -
                                                             Home                                                                                                                                                                                                                                                                                                                                                                        Disclosure.                                                                                                             Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.                                              Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL  indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.                                                                            funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower received.
7503703683 XXX       $XXX      AZ    6/XX/2008  5/XX/2008    Primary    Purchase                            2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title                                                                                                                                      2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   Closing / Title - (Doc Error)                                                                             -
                                                                                                                                                                                                  Policy is missing. No evidence of title                                                                                                                                                                                                Disclosure.                                                                                                             TIL Error: Final TIL not signed
                                                                                                                                                                                                  in file.                                                                                                                                                                                                                               [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.        by all required parties: TIL
                                                                                                                                                                                                  [3] Application / Processing - Missing                                                                                                                                                                                                 Compliance tests were run using an application date of 05/25/2008 which is 1 months prior to consummation. A lookback   appears to be final but not
                                                                                                                                                                                                  Document: Missing Final 1003                                                                                                                                                                                                           was performed to determine this application date.                                                                       signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business   borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement    Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure to applicant within three (3) business days of application due to missing information.                       Finance Charge Under Disclosed:
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                               Disclosed payment on Note does
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of    not correspond with the loan
                                                                                                                                                                                                                                                                                                                                                                                                                                         $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $124,094.87.                             amount, loan term, and interest
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL  rate on the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.
7500524878 XXX       $XXX      CA    10/XX/2006 8/XX/2006    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [2] Closing / Title - Security Instrument                                                                                                                                  2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score                                                                                                             -
                                                                                                                                                                                                  is not on a FNMA/FHLMC form and does not                                                                                                                                                                                               Disclosure.
                                                                                                                                                                                                  contain the following clauses:: Homestead                                                                                                                                                                                              [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                  Exemption Waiver                                                                                                                                                                                                                       [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                                                                                                                                                                                                                         provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.
7496456425 XXX       $XXX      MD    7/XX/2007  6/XX/2007    Primary    Purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.        Federal Compliance - Final TIL                                                                            -
                                                                                                                                                                                                  Document: Missing Final 1003                                                                                                                                                                                                           Compliance tests were run using an application date of 06/23/2007 which is 1 months prior to consummation. A lookback   Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                         was performed to determine this application date.                                                                       Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA     indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                       funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business   disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement    but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure to applicant within three (3) business days of application due to missing information.                       borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.                                              borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.
7506468334 XXX       $XXX      CA    6/XX/2004  6/XX/2004    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three                                                                                                              -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                               (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable
                                                                                                                                                                                                                                                                                                                                                                                                                                         Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 06/02/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date.
7491142987 XXX       $XXX      FL    10/XX/2007 7/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable
                                                                                                                                                                                                                                                                                                                                                                                                                                         Rate Mortgages, CHARM Booklet, not provided to the borrower.
7493837382 XXX       $XXX      CA    3/XX/2008  1/XX/2008    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable
                                                                                                                                                                                                                                                                                                                                                                                                                                         Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
7497244658 XXX       $XXX      CA    12/XX/2007 11/XX/2007   Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable
                                                                                                                                                                                                                                                                                                                                                                                                                                         Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
7492268162 XXX       $XXX      CA    1/XX/2008  1/XX/2008    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
7492612927 XXX       $XXX      CA    11/XX/2007 10/XX/2007   Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [2] Closing / Title - Security Instrument                                                                                                                                  2           B           B           B           B           [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Closing / Title - (Doc Error)                                                                             -
                                                                                                                                                                                                  is not on a FNMA/FHLMC form and does not                                                                                                                                                                                               Rate Mortgages, CHARM Booklet, not provided to the borrower.                                                            TIL Error: Final TIL not signed
                                                                                                                                                                                                  contain the following clauses:: Homestead                                                                                                                                                                                              [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   by all required parties: TIL
                                                                                                                                                                                                  Exemption Waiver                                                                                                                                                                                                                       Disclosure.                                                                                                             appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA     signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                       borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         determine compliance with rescission timing requirements.                                                               Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                               Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL  indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.                                                                            funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 but is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 so cannot confirm that borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 received.
7502574403 XXX       $XXX      CA    2/XX/2008  1/XX/2008    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three    Federal Compliance - Final TIL                                                                            -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                            (3) days of application due to missing information.                                                                     Finance Charge Under Disclosed:
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable TIL itemization did not disclose
                                                                                                                                                                                                                                                                                                                                                                                                                                         Rate Mortgages, CHARM Booklet, not provided to the borrower.                                                            prepaid interest of $4727.50 as
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.        prepaid finance charge.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 01/15/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of
                                                                                                                                                                                                                                                                                                                                                                                                                                         $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $4,427.50.
7497284134 XXX       $XXX      CA    1/XX/2008  1/XX/2008    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable
                                                                                                                                                                                                                                                                                                                                                                                                                                         Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
7509304443 XXX       $XXX      CA    2/XX/2008  1/XX/2008    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: ARM loan program disclosure does                                                                                                            -
                                                                                                                                                                                                                                                                                                                                                                                                                                         not match terms of loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable
                                                                                                                                                                                                                                                                                                                                                                                                                                         Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                                                                                                                                                                                                                         provided.
7493150388 XXX       $XXX      HI    12/XX/2006 11/XX/2006   Second     Purchase                            3        D        D        D        D                                                                                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final                                                                                                No         TNR Testing Not
                                                             Home                                                                                                                                                                                                                                                                                                                                                                        HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.                                                                                                                           Required
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 11/24/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
7507992098 XXX       $XXX      CA    4/XX/2006  3/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not                                                                                                                -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                            provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - California Prepayment Penalty: California Prepayment Penalty: Maximum prepay  allowed is 6 months interest calculated on 80% of the original balance ($XXX).  Loan contracts for maximum calculated prepay of
                                                                                                                                                                                                                                                                                                                                                                                                                                         $XXX, which exceeds max allowable. Prepay may be impermissible depending on the lender's license type.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable
                                                                                                                                                                                                                                                                                                                                                                                                                                         Rate Mortgages, CHARM Booklet, not provided to the borrower.
7497081807 XXX       $XXX      CA    5/XX/2007  4/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable
                                                                                                                                                                                                                                                                                                                                                                                                                                         Rate Mortgages, CHARM Booklet, not provided to the borrower.
7503957024 XXX       $XXX      CA    10/XX/2005 9/XX/2005    Primary    Refinance Cash-out -                3        D        D        D        D                                                 [3] Application / Processing - Missing                                                                                                                                     3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  Title Co. Closing Statement Used For Fee Testing Material: Missing Final                                                                                                Yes        TR
                                                                        Debt Consolidation                                                                                                        Document: Missing Final 1003                                                                                                                                                                                                           HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.                                                                                                                        Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - California Prepayment Penalty: California Prepayment Penalty: Maximum prepay  allowed is 6 months interest calculated on 80% of the original balance ($XXX).  Loan contracts for maximum calculated prepay of
                                                                                                                                                                                                                                                                                                                                                                                                                                         $XXX, which exceeds max allowable. Prepay may be impermissible depending on the lender's license type.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable
                                                                                                                                                                                                                                                                                                                                                                                                                                         Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 09/18/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                         Lending Act:  Subject loan transaction disbursed on 10/21/2005, prior to three (3) business days from transaction date of 10/18/2005.
7497518392 XXX       $XXX      FL    9/XX/2006  8/XX/2006    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   Closing / Title - (Doc Error)                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.                                                                                                             TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA     by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                       appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                               signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL  borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.                                                                            Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower received
7503729282 XXX       $XXX      MI    9/XX/2014  8/XX/2014    Primary    Refinance Rate/Term    Safe Harbor  3        C        C        B        B                                                 [3] Guideline Issue - Aged document:      Security                                                                                                                         3           C           C           B           B           [3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan       Federal Compliance - Check Loan                                                                           TILA ATR/QM
                                                                                               QM                                                                                                 Asset Account date is more than 90 days   instrument did                                                                                                                                                                               Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.    Designation Match - QM: The High
                                                                                                                                                                                                  prior to Closing.: Financial Institution: not disclose                                                                                                                                                                                 [2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA    Cost Disclosure states loan
                                                                                                                                                                                                  XXX // Account Type: Checking / Account   notary date.                                                                                                                                                                                 Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business    designation is Temp SHQM,
                                                                                                                                                                                                  Number: XXX, Financial Institution: XXX                                                                                                                                                                                                days prior to consummation. (Type:Primary/08/XX/2014)                                                                   however loan was approved by
                                                                                                                                                                                                  // Account Type: Savings / Account                                                                                                                                                                                                     [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively        Clues.
                                                                                                                                                                                                  Number: XXX                                                                                                                                                                                                                            determine date of consummation. Note date used as transaction date for purposes of determining compliance with          Federal Compliance - ECOA
                                                                                                                                                                                                  [3] Application / Processing - Missing                                                                                                                                                                                                 rescission timing requirements                                                                                          Appraisal - Copy of Appraisal
                                                                                                                                                                                                  Document: Fraud Report not provided                                                                                                                                                                                                                                                                                                                            Not Provided 3 Business Days
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Prior to Consummation: Creditor
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 did not provide a copy of each
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 valuation to applicant three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 business days
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Federal Compliance - Right of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Rescission Timing - Note Date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 used as Transaction Date:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Security instrument did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 disclose notary date.
7490236682 XXX       $XXX      CA    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Insurance Documentation - Missing                                                                                                                                      2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three                                                                                                              -
                                                                        Other                                                                                                                     Document: Mortgage Insurance Certificate                                                                                                                                                                                               (3) days of application due to missing information.
                                                                                                                                                                                                  (MIC) not provided                                                                                                                                                                                                                     [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 07/31/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
7504216179 XXX       $XXX      CA    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three    Federal Compliance - Final TIL                                                                            -
                                                                        Other                                                                                                                     Document: Missing Final 1003                                                                                                                                                                                                           (3) days of application due to missing information.                                                                     Finance Charge Under Disclosed:
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due   TIL Itemization did not disclose
                                                                                                                                                                                                                                                                                                                                                                                                                                         to missing Initial Loan Application Date.                                                                               the tie in fee of $150, payoff
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.        statement fee of $50, or the
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 09/16/2007 which is 1 months prior to consummation. A lookback   prepaid interest of $1116.67 as
                                                                                                                                                                                                                                                                                                                                                                                                                                         was performed to determine this application date.                                                                       prepaid finance charges.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of    Itemization over disclosed the
                                                                                                                                                                                                                                                                                                                                                                                                                                         $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $919.84.                                 wire fee of $40, initial flood
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending  cert fee of $7, courier fee of
                                                                                                                                                                                                                                                                                                                                                                                                                                         Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used      $50 and transaction fee of $175.
                                                                                                                                                                                                                                                                                                                                                                                                                                         instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
7503657188 XXX       $XXX      CA    10/XX/2007 9/XX/2007    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Insurance Documentation - Missing                                                                                                                                      2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not                                                                                                                -
                                                                                                                                                                                                  Document: Mortgage Insurance Certificate                                                                                                                                                                                               provided to the borrower.
                                                                                                                                                                                                  (MIC) not provided                                                                                                                                                                                                                     [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable
                                                                                                                                                                                                                                                                                                                                                                                                                                         Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 09/24/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
7501173383 XXX       $XXX      CA    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three                                                                                                              -
                                                                        Other                                                                                                                     Document: Missing Final 1003                                                                                                                                                                                                           (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 05/12/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
7502704283 XXX       $XXX      FL    1/XX/2007  12/XX/2006   Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three                                                                                                              -
                                                                                                                                                                                                                                                                                                                                                                                                                                         (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 12/05/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
7509323798 XXX       $XXX      IL    11/XX/2006 10/XX/2006   Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three                                                                                                              -
                                                                                                                                                                                                                                                                                                                                                                                                                                         (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable
                                                                                                                                                                                                                                                                                                                                                                                                                                         Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 10/03/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
7494526236 XXX       $XXX      CA    5/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three                                                                                                              -
                                                                        Other                                                                                                                     Document: Missing Final 1003                                                                                                                                                                                                           (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA
                                                                                                                                                                                                                                                                                                                                                                                                                                         Credit Score Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 05/04/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.
7495092831 XXX       $XXX      CA    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three                                                                                                              -
                                                                        Other                                                                                                                     Document: Missing Final 1003                                                                                                                                                                                                           (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 10/30/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
7506045867 XXX       $XXX      CA    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three                                                                                                              -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                               (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 06/13/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
7492353843 XXX       $XXX      FL    10/XX/2007 9/XX/2007    Primary    Purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.                                                                                                                  -
                                                                                                                                                                                                  Document: Missing Final 1003                                                                                                                                                                                                           Compliance tests were run using an application date of 09/05/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
7504394991 XXX       $XXX      CA    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three                                                                                                              -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                            (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable
                                                                                                                                                                                                                                                                                                                                                                                                                                         Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 09/19/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
7496090523 XXX       $XXX      CA    3/XX/2007  2/XX/2007    Primary    Purchase                            3        D        D        D        D                                                 [3] Application / Processing - Missing                                                                                                                                     3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final                                                                                                Yes        TR HUD
                                                                                                                                                                                                  Document: Missing Final 1003                                                                                                                                                                                                           HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.                                                                                                                           Deficiency
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable
                                                                                                                                                                                                                                                                                                                                                                                                                                         Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 02/27/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7504935454 XXX       $XXX      CA    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three                                                                                                              -
                                                                        Debt Consolidation                                                                                                        Document: Missing Final 1003                                                                                                                                                                                                           (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable
                                                                                                                                                                                                                                                                                                                                                                                                                                         Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 11/05/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
7500566458 XXX       $XXX      MD    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -                3        D        D        D        D                                                                                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final                                                                                                Yes        TR HUD
                                                                        Other                                                                                                                                                                                                                                                                                                                                                            HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.                                                                                                                           Deficiency
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable
                                                                                                                                                                                                                                                                                                                                                                                                                                         Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - Maryland Prepayment Penalty Test: Maryland Prepayment Penalty: Maximum calculated prepay of $XXX exceeds the state maximum of 2 months interest calculated on 2/3 of the original balance ($XXX).  Prepay language states prepay will not exceed maximum permitted by applicable law.
7499077275 XXX       $XXX      FL    12/XX/2007 11/XX/2007   Primary    Purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three                                                                                                              -
                                                                                                                                                                                                  Document: Missing Final 1003                                                                                                                                                                                                           (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 11/06/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure to applicant within three (3) business days of application due to missing information.
7508341150 XXX       $XXX      FL    1/XX/2007  12/XX/2006   Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not                                                                                                                -
                                                                        Debt Consolidation                                                                                                        Document: Missing Final 1003                                                                                                                                                                                                           provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable
                                                                                                                                                                                                                                                                                                                                                                                                                                         Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
7509805715 XXX       $XXX      MA    6/XX/2005  5/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program                                                                                                                   -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                            disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File:
                                                                                                                                                                                                                                                                                                                                                                                                                                         Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 05/06/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/15/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application
                                                                                                                                                                                                                                                                                                                                                                                                                                         Date.
7493609909 XXX       $XXX      MA    6/XX/2005  4/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [2] Closing / Title - Note is not on a                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided  Federal Compliance - Final TIL                                                                            -
                                                                        Other                                                                                                                     FNMA/FHLMC form and does not contain the                                                                                                                                                                                               to the borrower within three (3) days of application.                                                                   Finance Charge Under Disclosed:
                                                                                                                                                                                                  standard Due on Sale clause.                                                                                                                                                                                                           [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable TIL Itemization did not disclose
                                                                                                                                                                                                                                                                                                                                                                                                                                         Rate Mortgages, CHARM Booklet, not provided to the borrower.                                                            the recording service fee of
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File:        $400, the wire fee of $10 and
                                                                                                                                                                                                                                                                                                                                                                                                                                         Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that    the service charges of $75 as
                                                                                                                                                                                                                                                                                                                                                                                                                                         the home loan is in the borrower's interest.                                                                            prepaid finance charges.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of
                                                                                                                                                                                                                                                                                                                                                                                                                                         $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $177.34.
7495593217 XXX       $XXX      NJ    4/XX/2006  3/XX/2006    Primary    Construction-Permanent              2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided                                                                                                            -
                                                                                                                                                                                                                                                                                                                                                                                                                                         to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable
                                                                                                                                                                                                                                                                                                                                                                                                                                         Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/14/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
7507332105 XXX       $XXX      NJ    4/XX/2006  3/XX/2006    Investment Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 03/26/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/26/2006.
7497249330 XXX       $XXX      NJ    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.                                                                                                                  -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                               Compliance tests were run using an application date of 05/24/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/24/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application
                                                                                                                                                                                                                                                                                                                                                                                                                                         Date.
7494197273 XXX       $XXX      NJ    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable                                                                                                           -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                            Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 10/22/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/22/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application
                                                                                                                                                                                                                                                                                                                                                                                                                                         Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                         determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
7507064815 XXX       $XXX      NJ    8/XX/2007  7/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided  Closing / Title - (Doc Error)                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                         to the borrower within three (3) days of application.                                                                   TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable by all required parties: TIL in
                                                                                                                                                                                                                                                                                                                                                                                                                                         Rate Mortgages, CHARM Booklet, not provided to the borrower.                                                            file indicated to be final, but
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.                                                                                                             borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA     borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
7491618702 XXX       $XXX      NJ    8/XX/2006  6/XX/2006    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7499946586 XXX       $XXX      MA    6/XX/2007  5/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   Closing / Title - (Doc Error)                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.                                                                                                             TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA     by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                       appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                               signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL  borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.                                                                            Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower received.
7501908802 XXX       $XXX      FL    4/XX/2007  2/XX/2007    Primary    Purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing                                                                                                                                     2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                               -
                                                                                                                                                                                                  Document: Missing Final 1003
7493584923 XXX       $XXX      MA    1/XX/2007  1/XX/2007    Primary    Purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score                                                                                                             -
                                                                                                                                                                                                  Document: Missing Final 1003                                                                                                                                                                                                           Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.
7503306186 XXX       $XXX      AZ    8/XX/2002  7/XX/2002    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 07/24/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/18/2002.
7491465582 XXX       $XXX      CA    11/XX/2004 11/XX/2004   Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing                                                                                                            -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable
                                                                                                                                                                                                                                                                                                                                                                                                                                         Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 11/01/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/04/2004.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application
                                                                                                                                                                                                                                                                                                                                                                                                                                         Date.
7496149739 XXX       $XXX      MI    5/XX/2005  4/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable                                                                                                           -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                               Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided
                                                                                                                                                                                                                                                                                                                                                                                                                                         Timely): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower at the time of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Michigan
                                                                                                                                                                                                                                                                                                                                                                                                                                         Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower at the time of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage
                                                                                                                                                                                                                                                                                                                                                                                                                                         Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.
7501925943 XXX       $XXX      CA    3/XX/2005  3/XX/2005    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing                                                                                                            -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 03/23/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/23/2005.
7494162356 XXX       $XXX      CA    7/XX/2005  6/XX/2005    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                         disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                         Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 06/15/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/15/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application
                                                                                                                                                                                                                                                                                                                                                                                                                                         Date.
7508912691 XXX       $XXX      MI    7/XX/2005  6/XX/2005    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided                                                                                                            -
                                                                                                                                                                                                                                                                                                                                                                                                                                         to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
7492842676 XXX       $XXX      CA    8/XX/2005  7/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided  State Compliance - (Doc Error)                                                                            -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                               to the borrower within three (3) days of application.                                                                   Note Error: Loan does not comply
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements          with state prepayment penalty
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business   requirements: PPP Expired.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to      Prepayment charge not allowed
                                                                                                                                                                                                                                                                                                                                                                                                                                         applicant within three (3) business days of application.                                                                per state (CA) - max prepayment
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 charge for CA ARM loan is 0% -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 note states 6 months advance
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 interest. Lender is XXX
7490479708 XXX       $XXX      CA    5/XX/2006  4/XX/2006    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 04/19/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/19/2005.
7507025909 XXX       $XXX      FL    6/XX/2006  5/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided                                                                                                            -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                               to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable
                                                                                                                                                                                                                                                                                                                                                                                                                                         Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 05/19/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/19/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                         determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7503216179 XXX       $XXX      CA    8/XX/2007  8/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing                                                                                                            -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 08/03/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/03/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application
                                                                                                                                                                                                                                                                                                                                                                                                                                         Date.
7496624433 XXX       $XXX      IL    12/XX/2007 12/XX/2007   Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided                                                                                                            -
                                                                                                                                                                                                                                                                                                                                                                                                                                         to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable
                                                                                                                                                                                                                                                                                                                                                                                                                                         Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
7504683368 XXX       $XXX      IL    3/XX/2008  3/XX/2008    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                         disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                         Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 03/03/2008 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/03/2008.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application
                                                                                                                                                                                                                                                                                                                                                                                                                                         Date.
7503491756 XXX       $XXX      NV    5/XX/2008  4/XX/2008    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   Closing / Title - (Doc Error)                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.                                                                                                             TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                               by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL  appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.                                                                            signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower received.
7493053658 XXX       $XXX      FL    6/XX/2007  5/XX/2007    Investment Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score                                                                                                             -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                               Disclosure.
7498217512 XXX       $XXX      MO    3/XX/2007  1/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
7492669187 XXX       $XXX      CA    8/XX/2005  6/XX/2005    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7493685341 XXX       $XXX      CA    12/XX/2007 12/XX/2007   Primary    Refinance Cash-out -                2        B        B        B        B                                                 [2] Closing / Title - Security Instrument                                                                                                                                  2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   Closing / Title - (Doc Error)                                                                             -
                                                                        Other                                                                                                                     is not on a FNMA/FHLMC form and does not                                                                                                                                                                                               Disclosure.                                                                                                             TIL Error: Final TIL not signed
                                                                                                                                                                                                  contain the following clauses:: Homestead                                                                                                                                                                                              [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business   by all required parties: TIL
                                                                                                                                                                                                  Exemption Waiver                                                                                                                                                                                                                       Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to      appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                         applicant within three (3) business days of application.                                                                signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         determine compliance with rescission timing requirements.                                                               Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                               Finance Charge Under Disclosed:
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of    Unable to determine under
                                                                                                                                                                                                                                                                                                                                                                                                                                         $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $558.60.                                 disclosure due to missing
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL  Itemization of amount financed.
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.                                                                            Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower received.
7503021536 XXX       $XXX      NY    7/XX/2007  6/XX/2007    Primary    Purchase                            2        B        B        B        B                                                 [3] Insurance Documentation - Missing                                                                                                                                      2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   Closing / Title - (Doc Error)                                                                             -
                                                                                                                                                                                                  Document: Mortgage Insurance Certificate                                                                                                                                                                                               Disclosure.                                                                                                             TIL Error: Final TIL not signed
                                                                                                                                                                                                  (MIC) not provided                                                                                                                                                                                                                     [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                               by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL  appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.                                                                            signed or initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower received.
7496480831 XXX       $XXX      MO    4/XX/2006  3/XX/2006    Primary    Purchase                            2        B        B        B        B                                                 [3] Insurance Documentation - Missing                                                                                                                                      2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing                                                                                                           -
                                                                                                                                                                                                  Document: Mortgage Insurance Certificate                                                                                                                                                                                               information.
                                                                                                                                                                                                  (MIC) not provided                                                                                                                                                                                                                     [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable
                                                                                                                                                                                                                                                                                                                                                                                                                                         Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
7495889342 XXX       $XXX      TX    11/XX/2006 10/XX/2006   Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title                                                                                                                                      2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   Closing / Title - (Doc Error)                                                                             -
                                                                                                                                                                                                  Policy is missing. No evidence of title                                                                                                                                                                                                Disclosure.                                                                                                             TIL Error: Final TIL not signed
                                                                                                                                                                                                  in file.                                                                                                                                                                                                                               [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able by all required parties: TIL in
                                                                                                                                                                                                  [3] Application / Processing - Missing                                                                                                                                                                                                 to be determined. Unable to determine if correct TILA rescission form was used.                                         file indicated to be final, but
                                                                                                                                                                                                  Document: Missing Final 1003                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA     is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                       borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                         determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Unable to Determine if the prior lien is a Texas 50(a)(6)
                                                                                                                                                                                                                                                                                                                                                                                                                                         loan due to missing information): Unable to determine if the loan is a Previous Texas 50(a)(6) loan due to missing information.
7490104405 XXX       $XXX      GA    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -                3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title     File does not                                                                                                                    3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:   Closing / Title - (Doc Error)                                                                  Yes        TR HUD
                                                                        Debt Consolidation                                                                                                        Policy is missing. No evidence of title   contain either                                                                                                                                                                               HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.                         TIL Error: Final TIL not signed                                                                           Deficiency
                                                                                                                                                                                                  in file.                                  Preliminary or                                                                                                                                                                               [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   by all required parties: TIL in
                                                                                                                                                                                                  [3] Closing / Title - Missing Document:   Final Title                                                                                                                                                                                  Disclosure.                                                                                                             file indicated to be final, but
                                                                                                                                                                                                  Security Instrument - Subject Lien not                                                                                                                                                                                                 [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                     is not signed or dated by
                                                                                                                                                                                                  provided                                                                                                                                                                                                                               [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                         to be determined. Unable to determine if correct TILA rescission form was used.                                         borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                         determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                         Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
7508593612 XXX       $XXX      NM    8/XX/2006  8/XX/2006    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7493273811 XXX       $XXX      CT    6/XX/2006  5/XX/2006    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7505076358 XXX       $XXX      RI    11/XX/2004 10/XX/2004   Primary    Purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing                                                                                                                                     2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                               -
                                                                                                                                                                                                  Document: Missing Final 1003                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 10/01/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/16/2004.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7493005645 XXX       $XXX      NC    12/XX/2006 11/XX/2006   Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Closing / Title - (Doc Error)                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Rate Mortgages, CHARM Booklet, not provided to the borrower.                                                            TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                               by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL  appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.                                                                            signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower received.
7498761852 XXX       $XXX      GA    11/XX/2006 10/XX/2006   Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
7501702905 XXX       $XXX      TN    12/XX/2007 12/XX/2007   Investment Purchase                            1        A        A        A        A                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                             -
7506671812 XXX       $XXX      RI    8/XX/2005  6/XX/2005    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7502252381 XXX       $XXX      IL    12/XX/2006 11/XX/2006   Investment Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score                                                                                                             -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                               Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 11/28/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/10/2006.
7504693117 XXX       $XXX      TN    11/XX/2006 10/XX/2006   Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.
7505828336 XXX       $XXX      FL    4/XX/2007  12/XX/2006   Primary    Construction-Permanent              2        B        B        B        B                                                 [3] Application / Processing - Missing                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found                                                                                                            -
                                                                                                                                                                                                  Document: Missing Final 1003                                                                                                                                                                                                           in file. Security Instrument Notary Date of 04/11/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7500073387 XXX       $XXX      FL    1/XX/2005  12/XX/2004   Investment Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                               -
7497116545 XXX       $XXX      GA    3/XX/2007  2/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.
7506431916 XXX       $XXX      AZ    8/XX/2005  7/XX/2005    Investment Purchase                            1        A        A        A        A                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                             -
7508420463 XXX       $XXX      IL    1/XX/2008  1/XX/2008    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided  Closing / Title - (Doc Error)                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                         to the borrower within three (3) days of application.                                                                   TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         Rate Mortgages, CHARM Booklet, not provided to the borrower.                                                            appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   signed nor initialed by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
7505514132 XXX       $XXX      VT    11/XX/2006 10/XX/2006   Investment Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title     File does not                                                                                                                    2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                               -
                                                                        Debt Consolidation                                                                                                        Policy is missing. No evidence of title   contain either                                                                                                                                                                               [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                  in file.                                  Preliminary or                                                                                                                                                                               Compliance tests were run using an application date of 10/17/2006 which is 1 months prior to consummation. A lookback
                                                                                                                                                                                                                                            Final Title.                                                                                                                                                                                 was performed to determine this application date.  The final date used for testing was 10/17/2006.
7503431470 XXX       $XXX      NC    7/XX/2006  6/XX/2006    Primary    Refinance Rate/Term                 3        D        D        D        D                                                                                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document                                                                                                     Yes        TR
                                                                                                                                                                                                                                                                                                                                                                                                                                         containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                               Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/19/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 06/19/2006 which is 1 months prior to consummation.  A lookback
                                                                                                                                                                                                                                                                                                                                                                                                                                         was performed to determine this application date.   The final date used for testing was 01/19/2006.  Due to missing
                                                                                                                                                                                                                                                                                                                                                                                                                                         HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application
                                                                                                                                                                                                                                                                                                                                                                                                                                         Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                                                                                                                                                                                                                         provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7493461440 XXX       $XXX      CA    4/XX/2007  4/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   Closing / Title - (Doc Error)                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.                                                                                                             TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business   by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to      appears to be final,  but is not
                                                                                                                                                                                                                                                                                                                                                                                                                                         applicant within three (3) business days of application.                                                                dated or signed by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.
7490666967 XXX       $XXX      FL    4/XX/2005  3/XX/2005    Investment Purchase                            3        D        D        D        D                                                 [3] Application / Processing - Missing                                                                                                                                     3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document                                                                                                     No         TNR Testing Not
                                                                                                                                                                                                  Document: Missing Final 1003                                                                                                                                                                                                           containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                               Required
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/14/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 03/14/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
7493466398 XXX       $XXX      IN    2/XX/2002  1/XX/2002    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 01/08/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/07/2001.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application
                                                                                                                                                                                                                                                                                                                                                                                                                                         Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                         determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
7501209086 XXX       $XXX      NY    12/XX/2004 11/XX/2004   Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title     File does not                                                                                                                    2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an                                                                                                            -
                                                                        Other                                                                                                                     Policy is missing. No evidence of title   contain either                                                                                                                                                                               assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                  in file.                                  Preliminary or                                                                                                                                                                               [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                  [3] Application / Processing - Missing    Final Title                                                                                                                                                                                  [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                  Document: Missing Final 1003                                                                                                                                                                                                           Compliance tests were run using an application date of 11/24/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/24/2004.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                         determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7491873997 XXX       $XXX      AR    9/XX/2000  8/XX/2000    Primary    Purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing                                                                                                                                     2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an                                                                                                            -
                                                                                                                                                                                                  Document: Missing Final 1003                                                                                                                                                                                                           assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 08/29/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/29/2000.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7504579497 XXX       $XXX      SC    11/XX/2007 10/XX/2007   Primary    Purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing                                                                                                                                     2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an                                   SELLER - GENERAL COMMENT  GENERAL COMMENT                                -
                                                                                                                                                                                                  Document: Missing Final 1003                                                                                                                                                                                                           assumed value of a contract sales price or original loan amount, whichever applies.                                                                      (2022-06-14): The issue   (2022-06-14): The
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                      cited has either been     issue cited has
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.                                         resolved or was           either been resolved
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 10/26/2007 which is 1 months prior to consummation. A lookback                                    determined to not be an   or was determined to
                                                                                                                                                                                                                                                                                                                                                                                                                                         was performed to determine this application date.  The final date used for testing was 05/26/2007.                                                       exception as noted. XXX   not be an exception
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan:                                    is a Federally Chartered  as noted. XXX is a
                                                                                                                                                                                                                                                                                                                                                                                                                                         Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the                                      Bank and is exempt from   Federally Chartered
                                                                                                                                                                                                                                                                                                                                                                                                                                         origination and making of the loan.                                                                                                                      State Compliance, South   Bank and is exempt
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.                                                                                    Carolina's Complaint      from State
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Agency Disclosure is not  Compliance, South
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  applicable to XXX.        Carolina's Complaint
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  REVIEWER - GENERAL        Agency Disclosure is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  COMMENT (2022-06-14): AMC not applicable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  performs its review for   XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  compliance with state and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  local laws enacted to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  combat predatory lending
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  without regard to the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  status of the originating
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  lender, particularly in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  connection with reviews
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  for secondary market
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  purchasers that are not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  federally chartered
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  institutions. In the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  event that a national
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  bank originates a loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  that triggers the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  thresholds of a state law
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  enacted to combat
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  predatory lending and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  subsequently sells that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  loan in the secondary
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  market to an entity that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  is not a national
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  bank/federally chartered
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  institution there is some
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  uncertainty whether the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  assignee, by virtue of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  contractual rights, would
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  be able to assert the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  same exemption/preemption
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  claim in litigation or a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  regulatory enforcement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  action involving the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  South Carolina CHL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Complaint Agency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Specifically in relation
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  to the SC Complaint
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Agency Disclosure. The SC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Complaint Disclosure is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  part of the SC high cost
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  law (albeit applicable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  all Consumer Home Loans)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  and would therefore
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  continue to be tested
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  based on the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  aforementioned testing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  methodology.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Additionally, South
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Carolina's Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Protection Code contains
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  the high-cost regulation
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  under Chapter 23 entitled
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  "South Carolina High-Cost
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  and Consumer Home Loans
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Act", where there is no
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  specific exemption
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  provided to national
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  banks and their subs. The
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Act simply defines
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  "lender" as including,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  but not limited to, "a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  mortgage broker
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  originating a loan in a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  table-funded loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  transaction in which the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  broker is identified as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  the original payee of the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  note." So while a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  national bank may claim
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  preemption from the state
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  law banking statutes,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  there is some uncertainty
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  whether any assignee
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  would be able to assert
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  that same
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  exemption/preemption
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  claim in litigation or a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  regulatory enforcement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  action involving the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  loan.
7492865289 XXX       $XXX      FL    12/XX/2005 11/XX/2005   UTD        Purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing                                                                                                                                     2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an                                                                                                            -
                                                                                                                                                                                                  Document: Missing Final 1003                                                                                                                                                                                                           assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 11/05/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
7498546060 XXX       $XXX      MA    5/XX/2005  4/XX/2005    Primary    Purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing                                                                                                            -
                                                                                                                                                                                                  Document: Missing Final 1003                                                                                                                                                                                                           Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable
                                                                                                                                                                                                                                                                                                                                                                                                                                         Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 04/30/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/14/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application
                                                                                                                                                                                                                                                                                                                                                                                                                                         Date.
7491649314 XXX       $XXX      MA    9/XX/2005  9/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment                                                                                                                  -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                            penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
7502485149 XXX       $XXX      NJ    7/XX/2012  3/XX/2012    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Federal HPML 2009 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of       Federal Compliance - Final TIL                                                                            -
                                                                                                                                                                                                                                                                                                                                                                                                                                         5.18940% or Final Disclosure APR of 5.11900% is in excess of allowable threshold of APOR 3.62% + 1.5%, or 5.12000%.     Finance Charge Under Disclosed:
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliant Higher Priced Mortgage Loan.                                                                                  Unable to determine under
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did   disclosure due to missing
                                                                                                                                                                                                                                                                                                                                                                                                                                         not provide HUD Settlement Cost Booklet.                                                                                itemization of amount financed.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of
                                                                                                                                                                                                                                                                                                                                                                                                                                         $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $1,135.68.
7502991280 XXX       $XXX      MA    12/XX/2006 11/XX/2006   Primary    Purchase                            3        D        D        D        D                                                 [3] Application / Processing - Missing                                                                                                                                     3           D           D           D           D           [3] Federal Compliance - (Missing Data) Late Charge: Late Charge Type was not provided.  Any applicable Federal, State                                                                                                 Yes        TR Note
                                                                                                                                                                                                  Document: Missing Final 1003                                                                                                                                                                                                           or Local compliance testing is unreliable.                                                                                                                                                                                        Deficiency (UAL
                                                                                                                                                                                                  [3] Closing / Title - Missing Document:                                                                                                                                                                                                [3] Closing / Title - Missing Document: Note - Subject Lien not provided                                                                                                                                                          State)
                                                                                                                                                                                                  Security Instrument - Subject Lien not                                                                                                                                                                                                 [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score
                                                                                                                                                                                                  provided                                                                                                                                                                                                                               Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 11/29/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/29/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7497713931 XXX       $XXX      MA    4/XX/2007  4/XX/2007    Primary    Refinance Rate/Term                 3        D        D        D        D                                                                                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:                                                                                                  Yes        TR HUD
                                                                                                                                                                                                                                                                                                                                                                                                                                         HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.                                                                                                                                   Deficiency (UAL
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score                                                                                                             State)
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File:
                                                                                                                                                                                                                                                                                                                                                                                                                                         Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
7509839820 XXX       $XXX      NJ    3/XX/2007  11/XX/2006   Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   Closing / Title - (Doc Error)                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.                                                                                                             TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business   by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to      appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                         applicant within three (3) business days of application.                                                                signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                               borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.
7495784372 XXX       $XXX      MA    10/XX/2009 6/XX/2009    Second     Purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score                                                                                                             -
                                                             Home                                                                                                                                 Document: Missing Final 1003                                                                                                                                                                                                           Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified):
                                                                                                                                                                                                                                                                                                                                                                                                                                         Massachusetts Mortgage Lender and Broker Regulation:  File does not contain evidence that analysis of borrower's ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
7494320414 XXX       $XXX      AZ    7/XX/2005  7/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA                                                                                                               -
                                                                        Home Improvement                                                                                                                                                                                                                                                                                                                                                 Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
7496813160 XXX       $XXX      AL    3/XX/2003  2/XX/2003    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided                                                                                                            -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                            to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                         Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 02/28/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/28/2003.
7496220271 XXX       $XXX      GA    12/XX/2004 11/XX/2004   Primary    Refinance Rate/Term                 1        A        A        A        A                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                             -
7507759476 XXX       $XXX      CA    5/XX/2005  4/XX/2005    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing                                                                                                            -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 04/09/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/09/2004.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application
                                                                                                                                                                                                                                                                                                                                                                                                                                         Date.
7499135976 XXX       $XXX      CA    11/XX/2005 10/XX/2005   Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing                                                                                                            -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable
                                                                                                                                                                                                                                                                                                                                                                                                                                         Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 10/29/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/08/2005.
7499725963 XXX       $XXX      CA    6/XX/2006  5/XX/2006    Investment Refinance Cash-out -                3        D        D        D        D                                                                                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1:  Estimated                                                                                                   No         TNR Testing Not
                                                                        Other                                                                                                                                                                                                                                                                                                                                                            HUD-1 used for any applicable Federal, State or Local compliance testing.                                                                                                                                                         Required
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 05/20/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/20/2005.
7509536815 XXX       $XXX      NM    7/XX/2007  6/XX/2007    Investment Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FNMA Points and Fees : FNMA Points and Fees on subject loan of XXX% is in excess of the        Federal Compliance - FNMA Points                                                                          -
                                                                                                                                                                                                                                                                                                                                                                                                                                         allowable maximum of the greater of 5.00000% of the Original Loan Amount and $1000.00 (2007). FNMA Finance Charge total and Fees : verified- fees exceed
                                                                                                                                                                                                                                                                                                                                                                                                                                         $XXX on a Original Loan Amount of $XXX vs. an allowable total of $XXX and $1000.00 (2007) (an overage of $405.95 or     FNMA limit
                                                                                                                                                                                                                                                                                                                                                                                                                                         .XXX%).
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 06/21/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/21/2007.
7506137190 XXX       $XXX      CA    3/XX/2010  10/XX/2009   Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of    Federal Compliance - Final TIL                                                                            -
                                                                                                                                                                                                                                                                                                                                                                                                                                         $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $49.94.                                  Finance Charge Under Disclosed:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 TIL itemization did not disclose
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 a Subordination fee of $50 as a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 prepaid finance charge.
7491085810 XXX       $XXX      CA    5/XX/2012  2/XX/2012    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
7501047494 XXX       $XXX      CA    3/XX/2013  1/XX/2013    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA     Federal Compliance - Final TIL                                                                            -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                       Finance Charge Under Disclosed:
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of    Per Itemization in file, the
                                                                                                                                                                                                                                                                                                                                                                                                                                         $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $297.49.                                 Lender used the premium pricing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 credit of $297.38 to reduce the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 lender fee of $1025 and counted
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 that in the financed charges.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Clarity is counting the entire
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 $1025 in finance charges.
7501547543 XXX       $XXX      GA    8/XX/2004  6/XX/2004    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an                                                                                                            -
                                                                                                                                                                                                                                                                                                                                                                                                                                         assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7497036593 XXX       $XXX      CA    1/XX/2007  12/XX/2006   Investment Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.
7508254018 XXX       $XXX      TN    11/XX/2006 11/XX/2006   Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   Closing / Title - (Doc Error)                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.                                                                                                             TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA     by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                       appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC    signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                         Signature Date. Unable to determine compliance with rescission timing requirements.                                     borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                               Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice   Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                         of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security         Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                         interest.                                                                                                               indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL  funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.                                                                            disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower received.
7497959034 XXX       $XXX      TX    6/XX/2001  5/XX/2001    Primary    Purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing                                                                                                                                     2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an                                                                                                            -
                                                                                                                                                                                                  Document: Missing Final 1003                                                                                                                                                                                                           assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 05/15/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/15/2000.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7500682771 XXX       $XXX      VA    10/XX/2004 9/XX/2004    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing                                                                                                            -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable
                                                                                                                                                                                                                                                                                                                                                                                                                                         Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 09/29/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/10/2004.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - Virginia Mortgage Lender and Broker Act (Dual Agency Compensation Without Notice): Virginia
                                                                                                                                                                                                                                                                                                                                                                                                                                         Mortgage Lender and Broker Act:  Mortgage broker also acting as agent has received compensation from the borrower without providing a written agreement to the borrower.
7494395049 XXX       $XXX      CA    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Insurance Documentation - Missing                                                                                                                                      2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program                                                                                                                   -
                                                                        Debt Consolidation                                                                                                        Document: Mortgage Insurance Certificate                                                                                                                                                                                               disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as
                                                                                                                                                                                                  (MIC) not provided                                                                                                                                                                                                                     an ARM.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable
                                                                                                                                                                                                                                                                                                                                                                                                                                         Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 06/25/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/25/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application
                                                                                                                                                                                                                                                                                                                                                                                                                                         Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                         Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
7503450023 XXX       $XXX      DC    5/XX/2008  4/XX/2008    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title                                                                                                                                      2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   Closing / Title - (Doc Error)                                                                             -
                                                                        Other                                                                                                                     Policy is missing. No evidence of title                                                                                                                                                                                                Disclosure.                                                                                                             TIL Error: Final TIL not signed
                                                                                                                                                                                                  in file.                                                                                                                                                                                                                               [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA     by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                       appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                         determine compliance with rescission timing requirements.                                                               borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                               Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL  Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.                                                                            Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower received.
7493750452 XXX       $XXX      MA    4/XX/2005  3/XX/2005    UTD        Purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing                                                                                                                                     2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an                                                                                                            -
                                                                                                                                                                                                  Document: Missing Final 1003                                                                                                                                                                                                           assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 03/29/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
7508343771 XXX       $XXX      GA    11/XX/2001 10/XX/2001   Primary    Refinance Rate/Term                 3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title     File does not                                                                                                                    3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document                                                                                                     Yes        TR
                                                                                                                                                                                                  Policy is missing. No evidence of title   contain either                                                                                                                                                                               containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                               Indeterminable
                                                                                                                                                                                                  in file.                                  Preliminary or                                                                                                                                                                               [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found
                                                                                                                                                                                                  [3] Application / Processing - Missing    Final Title.                                                                                                                                                                                 in file. Security Instrument Notary Date of 11/01/2001 used as disbursement date for compliance testing.
                                                                                                                                                                                                  Document: Missing Final 1003                                                                                                                                                                                                           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 10/01/2001 which is 1 months prior to consummation.  A lookback
                                                                                                                                                                                                                                                                                                                                                                                                                                         was performed to determine this application date.   The final date used for testing was 05/01/2001.  Due to missing
                                                                                                                                                                                                                                                                                                                                                                                                                                         HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                                                                                                                                                                                                                         provided.
7491975864 XXX       $XXX      AR    8/XX/1999  7/XX/1999    Primary    Refinance UTD                       3        D        D        D        D                                                 [3] Application / Processing - Missing                                                                                                                                     3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document                                                                                                     Yes        TR
                                                                                                                                                                                                  Document: Missing Final 1003                                                                                                                                                                                                           containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                               Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable
                                                                                                                                                                                                                                                                                                                                                                                                                                         Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/26/1999 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 07/26/1999 which is 1 months prior to consummation.  A lookback
                                                                                                                                                                                                                                                                                                                                                                                                                                         was performed to determine this application date.   The final date used for testing was 02/26/1999.  Due to missing
                                                                                                                                                                                                                                                                                                                                                                                                                                         HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                                                                                                                                                                                                                         provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7493159887 XXX       $XXX      IL    2/XX/2008  1/XX/2008    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title     File does not                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found  Closing / Title - (Doc Error)                                                                             -
                                                                        Debt Consolidation                                                                                                        Policy is missing. No evidence of title   contain either                                                                                                                                                                               in file. Security Instrument Notary Date of 02/27/2008 used as disbursement date for compliance testing.                TIL Error: Final TIL signed by
                                                                                                                                                                                                  in file.                                  Preliminary or                                                                                                                                                                               [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an  all required parties is blank:
                                                                                                                                                                                                  [3] Application / Processing - Missing    Final Title                                                                                                                                                                                  assumed value of a contract sales price or original loan amount, whichever applies.                                     TIL appears to be final but not
                                                                                                                                                                                                  Document: Missing Final 1003                                                                                                                                                                                                           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.                                                                                                             borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.        Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 01/27/2008 which is 1 months prior to consummation. A lookback   Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                         was performed to determine this application date.  The final date used for testing was 08/27/2007.                      Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                         to be determined. Unable to determine if correct TILA rescission form was used.                                         funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business   disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application    but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                         Date.                                                                                                                   borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                         determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL signed by all required parties is blank
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                         Lending Act:  Subject loan transaction disbursed on 02/27/2008, prior to three (3) business days from transaction date of 02/27/2008.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.
7509822479 XXX       $XXX      IN    6/XX/2005  5/XX/2005    Primary    Purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score                                                                                                             -
                                                                                                                                                                                                  Document: Missing Final 1003                                                                                                                                                                                                           Disclosure.
                                                                                                                                                                                                  [3] Insurance Documentation - Missing                                                                                                                                                                                                  [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                  Document: Mortgage Insurance Certificate                                                                                                                                                                                               [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                  (MIC) not provided                                                                                                                                                                                                                     Compliance tests were run using an application date of 05/01/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/01/2004.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7501114811 XXX       $XXX      NJ    6/XX/2005  4/XX/2005    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided  State Compliance - (Doc Error)                                                                            -
                                                                                                                                                                                                                                                                                                                                                                                                                                         to the borrower within three (3) days of application.                                                                   Note Error: Loan does not comply
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable with state prepayment penalty
                                                                                                                                                                                                                                                                                                                                                                                                                                         Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.                       requirements: PPP Expired -
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements          Lender is N.A.
7502969506 XXX       $XXX      NJ    10/XX/2005 9/XX/2005    Investment Purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing                                                                                                                                     2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                               -
                                                                                                                                                                                                  Document: Missing Final 1003                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 09/17/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/17/2005.
7505367531 XXX       $XXX      KS    12/XX/2005 11/XX/2005   Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.                                                                                                                  -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                               Compliance tests were run using an application date of 11/10/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/10/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application
                                                                                                                                                                                                                                                                                                                                                                                                                                         Date.
7505910770 XXX       $XXX      NJ    11/XX/2006 11/XX/2006   Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score                                                                                                             -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                               Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
7491541321 XXX       $XXX      MN    4/XX/2007  3/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA                                                                                                              -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Credit Score Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 03/28/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/28/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application
                                                                                                                                                                                                                                                                                                                                                                                                                                         Date.
7498445524 XXX       $XXX      IN    5/XX/2007  5/XX/2007    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 05/07/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/07/2007.
7495493398 XXX       $XXX      NJ    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing  Federal Compliance - Final TIL                                                                            -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                            Initial Loan Application Date.                                                                                          Finance Charge Under Disclosed:
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Closing instructions indicate
                                                                                                                                                                                                                                                                                                                                                                                                                                         Rate Mortgages, CHARM Booklet, not provided to the borrower.                                                            the Index used was 5.022%. The
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.        closest Index available in our
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 05/05/2007 which is 1 months prior to consummation. A lookback   look-back period is 5.320%.
                                                                                                                                                                                                                                                                                                                                                                                                                                         was performed to determine this application date.  The final date used for testing was 12/05/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 9.73800% is
                                                                                                                                                                                                                                                                                                                                                                                                                                         underdisclosed from calculated APR of 10.05292% outside of 0.125% tolerance.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of
                                                                                                                                                                                                                                                                                                                                                                                                                                         $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $31,583.65.
7505208795 XXX       $XXX      MA    2/XX/2008  12/XX/2007   Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment                                                                                                                  -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                               penalty was included in the pay-off which may impact high cost findings.
7506708761 XXX       $XXX      NJ    8/XX/2007  7/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 07/06/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/06/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7503511618 XXX       $XXX      MA    8/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business                                                                                                             -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                               Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
7509411474 XXX       $XXX      CA    8/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing                                                                                                            -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                            Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 08/22/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/22/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application
                                                                                                                                                                                                                                                                                                                                                                                                                                         Date.
7491797678 XXX       $XXX      NJ    12/XX/2007 11/XX/2007   Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Insurance Documentation - Missing                                                                                                                                      2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not                                                                                                             -
                                                                                                                                                                                                  Document: Mortgage Insurance Certificate                                                                                                                                                                                               match terms of loan.
                                                                                                                                                                                                  (MIC) not provided                                                                                                                                                                                                                     [2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
7491551725 XXX       $XXX      NJ    2/XX/2013  12/XX/2012   Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA                                                                                                               -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - 2011 TIL-MDIA - Interest Rate Inaccurate: Truth in Lending Act (MDIA 2011): Interest rate on the Final TIL does not match interest rate for the loan.
7490958575 XXX       $XXX      NJ    3/XX/2006  1/XX/2006    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Application / Processing - Missing                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   Closing / Title - (Doc Error)                                                                             -
                                                                                                                                                                                                  Valuation:: Valuation Type: Stated /                                                                                                                                                                                                   Disclosure.                                                                                                             TIL Error: Final TIL not signed
                                                                                                                                                                                                  Valuation Report Date: <empty>                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                               by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of    appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                         $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $121.84.                                 signed nor initialed by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not     Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         provided.                                                                                                               Finance Charge Under Disclosed:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Unable to determine under
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 disclosure due to missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Itemization of Amount Financed.
7504831279 XXX       $XXX      NJ    3/XX/2008  12/XX/2007   Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   Federal Compliance - Final TIL                                                                            -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.                                                                                                             Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.                                              Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL  indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.                                                                            funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower received.
7498233568 XXX       $XXX      NJ    4/XX/2005  3/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score                                                                                                             -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                            Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                         determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
7507310229 XXX       $XXX      NJ    1/XX/2007  11/XX/2006   Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   Closing / Title - (Doc Error)                                                                             -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                            Disclosure.                                                                                                             TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA     by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                       appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                         determine compliance with rescission timing requirements.                                                               borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                               Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL  Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.                                                                            Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower received.
7501501835 XXX       $XXX      NJ    9/XX/2007  8/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                               Closing / Title - (Doc Error)                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 signed nor initialed by borrower
7491491303 XXX       $XXX      MA    1/XX/2007  12/XX/2006   Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title                                                                                                                                      2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   Closing / Title - (Doc Error)                                                                             -
                                                                        Debt Consolidation                                                                                                        Policy is missing. No evidence of title                                                                                                                                                                                                Disclosure.                                                                                                             TIL Error: Final TIL not signed
                                                                                                                                                                                                  in file.                                                                                                                                                                                                                               [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File:        by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that    appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                         the home loan is in the borrower's interest.                                                                            signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
7500995978 XXX       $XXX      NJ    7/XX/2006  5/XX/2006    Primary    Purchase                            2        B        B        B        B                                                 [2] Closing / Title - Note is not on a                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   Closing / Title - (Doc Error)                                                                             -
                                                                                                                                                                                                  FNMA/FHLMC form and does not contain the                                                                                                                                                                                               Disclosure.                                                                                                             TIL Error: Final TIL not signed
                                                                                                                                                                                                  standard Due on Sale clause.                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                               by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL  appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.                                                                            signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower received.
7493057406 XXX       $XXX      MA    4/XX/2007  3/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
7497416216 XXX       $XXX      MA    12/XX/2007 11/XX/2007   Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   Federal Compliance - Final TIL                                                                            -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                               Disclosure.                                                                                                             Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File:        Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                         Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that    indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                         the home loan is in the borrower's interest.                                                                            funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.        disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 11/17/2007 which is 1 months prior to consummation. A lookback   but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                         was performed to determine this application date.  The final date used for testing was 06/17/2007.                      borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                         to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application
                                                                                                                                                                                                                                                                                                                                                                                                                                         Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                         determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.
7490135353 XXX       $XXX      NJ    7/XX/2006  5/XX/2006    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7493501837 XXX       $XXX      MA    6/XX/2006  5/XX/2006    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   Closing / Title - (Doc Error)                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.                                                                                                             TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA     by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                       appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                               signed or initialed by borrower.
7495377464 XXX       $XXX      RI    2/XX/2007  1/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score                                    SELLER - GENERAL COMMENT  GENERAL COMMENT                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.                                                                                                                                              (2022-05-26): The issue   (2022-05-26): The
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                      cited has either been     issue cited has
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - Rhode Island Home Loan (Invoices for Third Party Fees Not in File - Unable to Determined if Bona                                  resolved or was           either been resolved
                                                                                                                                                                                                                                                                                                                                                                                                                                         Fide): Rhode Island Home Loan: No documentation in loan file to confirm third party fees listed on the HUD-1.                                            determined to not be an   or was determined to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  exception as noted. XXX   not be an exception
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  is a Federally Chartered  as noted. XXX is a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Bank and is exempt from   Federally Chartered
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  State Compliance, Rhode   Bank and is exempt
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Island's Home Loan        from State
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Protection Act is not     Compliance, Rhode
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  applicable to XXX.        Island's Home Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  REVIEWER - GENERAL        Protection Act is not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  COMMENT (2022-05-26):     applicable to XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Downgraded to EV2 at
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Client's request based on
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  FSB exemption.
7503125545 XXX       $XXX      MA    12/XX/2004 11/XX/2004   Investment Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                               -
7492202457 XXX       $XXX      MA    3/XX/2006  2/XX/2006    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   Closing / Title - (Doc Error)                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.                                                                                                             TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File:        by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that    appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                         the home loan is in the borrower's interest.                                                                            signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment        borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         penalty was included in the pay-off which may impact high cost findings.                                                Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                               Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not     Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                         provided.                                                                                                               indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL  funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.                                                                            disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower received.
7500868393 XXX       $XXX      MA    5/XX/2007  4/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
7505702300 XXX       $XXX      NJ    11/XX/2006 6/XX/2006    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.
7492084737 XXX       $XXX      NJ    10/XX/2005 9/XX/2005    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   Closing / Title - (Doc Error)                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.                                                                                                             TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA     by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                       appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                               signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL  borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.
7492450959 XXX       $XXX      RI    3/XX/2007  2/XX/2007    Primary    Purchase                            3        C        C        C        C                                                                                                                                                                                                                            3           C           C           C           C           [3] State Compliance - Rhode Island Home Loan (Invoices for Third Party Fees Not in File - Unable to Determined if Bona Closing / Title - (Doc Error)                                                                             State - NC
                                                                                                                                                                                                                                                                                                                                                                                                                                         Fide): Rhode Island Home Loan: No documentation in loan file to confirm third party fees listed on the HUD-1.           TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.                                                                                                             appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                               signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower.
7507133678 XXX       $XXX      NJ    2/XX/2007  9/XX/2006    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   Closing / Title - (Doc Error)                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.                                                                                                             TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                               by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL  appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.                                                                            signed nor initialed by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower received.
7500995076 XXX       $XXX      MA    1/XX/2007  1/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
7506566354 XXX       $XXX      NJ    5/XX/2007  4/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   Federal Compliance - Final TIL                                                                            -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.                                                                                                             Finance Charge Under Disclosed:
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                     Unable to determine under
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule:  disclosure due to missing
                                                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.                                        itemization of amount financed
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of
                                                                                                                                                                                                                                                                                                                                                                                                                                         $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $603.65.
7499657618 XXX       $XXX      RI    3/XX/2007  2/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score                                    REVIEWER - GENERAL        GENERAL COMMENT                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.                                                                                                                                              COMMENT (2022-06-09):     (2022-06-09): The
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - Rhode Island Home Loan (Invoices for Third Party Fees Not in File - Unable to Determined if Bona                                  Downgraded to EV2-B due   issue cited has
                                                                                                                                                                                                                                                                                                                                                                                                                                         Fide): Rhode Island Home Loan: No documentation in loan file to confirm third party fees listed on the HUD-1.                                            to exemption status of    either been resolved
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  originating lender.       or was determined to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  SELLER - GENERAL COMMENT  not be an exception
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  (2022-06-09): The issue   as noted. The Final
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  cited has either been     HUD-1 and Closing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  resolved or was           Instructions indicate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  determined to not be an   third party fees were
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  exception as noted. The   paid by XXX on this
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Final HUD-1 and Closing   loan and therefore,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Instructions indicate     copies of the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  third party fees were     invoices are not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  paid by XXX on this loan  required. Lastly, we
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  and therefore, copies of  have located the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  the invoices are not      attached Homeowners
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  required. Lastly, we have Insurance policy
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  located the attached      invoice that reflects
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Homeowners Insurance      the total annual
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  policy invoice that       premium of $504.00 to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  reflects the total annual be paid at closing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  premium of $504.00 to be  and matches the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  paid at closing and       amount paid on the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  matches the amount paid   HUD-1.  Supporting
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  on the HUD-1.  Supporting Documents uploaded as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Documents uploaded as     XXX_Compliance
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  XXX#XXX_Compliance        Documents_05-XX-2022
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Documents_05-10-2022
7498309467 XXX       $XXX      MA    12/XX/2006 11/XX/2006   Primary    Purchase                            2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title     File does not                                                                                                                    2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   Federal Compliance - Final TIL                                                                            -
                                                                                                                                                                                                  Policy is missing. No evidence of title   contain either                                                                                                                                                                               Disclosure.                                                                                                             Finance Charge Under Disclosed:
                                                                                                                                                                                                  in file.                                  Preliminary or                                                                                                                                                                               [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.        Unable to determine under
                                                                                                                                                                                                                                            Final Title                                                                                                                                                                                  Compliance tests were run using an application date of 11/15/2006 which is 1 months prior to consummation. A lookback   disclosure due to missing
                                                                                                                                                                                                                                                                                                                                                                                                                                         was performed to determine this application date.  The final date used for testing was 06/15/2006.                      itemization of amount financed.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application
                                                                                                                                                                                                                                                                                                                                                                                                                                         Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of
                                                                                                                                                                                                                                                                                                                                                                                                                                         $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $152.86.
7499924591 XXX       $XXX      MA    5/XX/2006  5/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score                                                                                                             -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                            Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 05/11/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/11/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application
                                                                                                                                                                                                                                                                                                                                                                                                                                         Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                                                                                                                                                                                                                         provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7495838750 XXX       $XXX      NJ    5/XX/2006  4/XX/2006    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Application / Processing - Missing                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.                                                                                                                  -
                                                                                                                                                                                                  Document: Missing Final 1003                                                                                                                                                                                                           Compliance tests were run using an application date of 04/12/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/12/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application
                                                                                                                                                                                                                                                                                                                                                                                                                                         Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                                                                                                                                                                                                                         provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7503631448 XXX       $XXX      NJ    5/XX/2007  4/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   Closing / Title - (Doc Error)                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.                                                                                                             TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA     by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                       appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                               signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL  borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.                                                                            Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower received.
7497070189 XXX       $XXX      MA    4/XX/2007  3/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   Closing / Title - (Doc Error)                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.                                                                                                             TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                               by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL  appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.                                                                            signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower received.
7509246271 XXX       $XXX      NJ    9/XX/2007  6/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   Federal Compliance - Final TIL                                                                            -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.                                                                                                             Finance Charge Under Disclosed:
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                               Unable to determine under
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of    disclosure due to missing
                                                                                                                                                                                                                                                                                                                                                                                                                                         $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $386.38.                                 Itemization of Finance Charges.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.
7499060026 XXX       $XXX      MA    7/XX/2006  6/XX/2006    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.                                                                                                                                                             -
7494079329 XXX       $XXX      MA    1/XX/2008  12/XX/2007   Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score                                                                                                             -
                                                                        Debt Consolidation                                                                                                        Document: Missing Final 1003                                                                                                                                                                                                           Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File:
                                                                                                                                                                                                                                                                                                                                                                                                                                         Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 12/04/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/04/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application
                                                                                                                                                                                                                                                                                                                                                                                                                                         Date.
7494901125 XXX       $XXX      MA    5/XX/2009  4/XX/2009    Primary    Purchase                            3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title     File does not                                                                                                                    3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:   Closing / Title - (Doc Error)                                                                  Yes        TR HUD
                                                                                                                                                                                                  Policy is missing. No evidence of title   contain either                                                                                                                                                                               HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.                         TIL Error: Final TIL not signed                                                                           Deficiency (UAL
                                                                                                                                                                                                  in file.                                  Preliminary or                                                                                                                                                                               [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   by all required parties: TIL                                                                              State)
                                                                                                                                                                                                  [3] Application / Processing - Missing    Final Title                                                                                                                                                                                  Disclosure.                                                                                                             appears to be final but not
                                                                                                                                                                                                  Document: Missing Final 1003                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                     signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - Massachusetts MLBR (Missing Data) Document Type Not Provided: Massachusetts Mortgage Lender and  borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Broker Regulations:  Unable to determine if the borrower was required to provide a signed statement disclosing their    Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         income due to missing document type.                                                                                    Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                               Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL  indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.                                                                            funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower received.
7506826971 XXX       $XXX      MA    5/XX/2009  4/XX/2009    Primary    Purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   Closing / Title - (Doc Error)                                                                             -
                                                                                                                                                                                                  Document: Missing Final 1003                                                                                                                                                                                                           Disclosure.                                                                                                             TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified):             by all required parties:
                                                                                                                                                                                                                                                                                                                                                                                                                                         Massachusetts Mortgage Lender and Broker Regulation:  File does not contain evidence that analysis of borrower's        Documentation was not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                         ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment      to verify the borrowers signed
                                                                                                                                                                                                                                                                                                                                                                                                                                         based on fully indexed rate and fully amortizing payment, if applicable                                                 the Final TIL.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - Massachusetts MLBR (Missing Data) Document Type Not Provided: Massachusetts Mortgage Lender and
                                                                                                                                                                                                                                                                                                                                                                                                                                         Broker Regulations:  Unable to determine if the borrower was required to provide a signed statement disclosing their income due to missing document type.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
7501057205 XXX       $XXX      VA    6/XX/2000  5/XX/2000    Primary    Refinance UTD                       2        B        B        B        B                                                 [3] Application / Processing - Missing                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided                                                                                                            -
                                                                                                                                                                                                  Document: Missing Final 1003                                                                                                                                                                                                           to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable
                                                                                                                                                                                                                                                                                                                                                                                                                                         Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 05/26/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/26/1999.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                                                                                                                                                                                                                         provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7497335337 XXX       $XXX      VA    6/XX/2009  5/XX/2009    Primary    Refinance Cash-out -                3        D        D        D        D                                                 [3] Government Documentation - Missing                                                                                                                                     3           D           D           D           D           [3] Closing / Title - Missing Document: Note - Subject Lien not provided                                                Federal Compliance - Final TIL                                                                 Yes        TR Note
                                                                        Other                                                                                                                     Document: FHA Case Number Assignment not                                                                                                                                                                                               [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an  Finance Charge Under Disclosed:                                                                           Deficiency
                                                                                                                                                                                                  provided                                                                                                                                                                                                                               assumed value of a contract sales price or original loan amount, whichever applies.                                     Based on the itemization, the
                                                                                                                                                                                                  [3] Government Documentation - Missing                                                                                                                                                                                                 [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA    loan should actually be over
                                                                                                                                                                                                  Document: FHA Mortgage Insurance                                                                                                                                                                                                       Credit Score Disclosure within a reasonably practicable time after using credit score.                                  disclosed in fees,  The under
                                                                                                                                                                                                  Certificate not provided                                                                                                                                                                                                               [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                     disclosure appears to be related
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.        to the MIP, as the final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 05/23/2009 which is 1 months prior to consummation. A lookback   only shows 60 months of MIP.
                                                                                                                                                                                                                                                                                                                                                                                                                                         was performed to determine this application date.  The final date used for testing was 04/08/2009.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of
                                                                                                                                                                                                                                                                                                                                                                                                                                         $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $4,468.60.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                         Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - Virginia Mortgage Lender and Broker Act (Dual Agency Compensation Without Notice): Virginia
                                                                                                                                                                                                                                                                                                                                                                                                                                         Mortgage Lender and Broker Act:  Mortgage broker also acting as agent has received compensation from the borrower without providing a written agreement to the borrower.
7508281892 XXX       $XXX      CA    5/XX/2005  4/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                               -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                               [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 04/06/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/06/2004.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application
                                                                                                                                                                                                                                                                                                                                                                                                                                         Date.
7499724189 XXX       $XXX      OH    6/XX/2003  5/XX/2003    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided                                                                                                            -
                                                                                                                                                                                                                                                                                                                                                                                                                                         to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable
                                                                                                                                                                                                                                                                                                                                                                                                                                         Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                                                                                                                                                                                                                         provided.
7509589036 XXX       $XXX      MO    4/XX/2004  3/XX/2004    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                         disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                         Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 03/16/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/16/2004.
7505963218 XXX       $XXX      CA    8/XX/2004  7/XX/2004    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided                                                                                                            -
                                                                                                                                                                                                                                                                                                                                                                                                                                         to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable
                                                                                                                                                                                                                                                                                                                                                                                                                                         Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
7501185359 XXX       $XXX      AZ    9/XX/2004  6/XX/2004    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided  Federal Compliance - Final TIL                                                                            -
                                                                                                                                                                                                                                                                                                                                                                                                                                         to the borrower within three (3) days of application.                                                                   Finance Charge Under Disclosed:
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Under Disclosure appears to be
                                                                                                                                                                                                                                                                                                                                                                                                                                         Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.                       due to the Index and causing an
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found  under disclosed payment stream
                                                                                                                                                                                                                                                                                                                                                                                                                                         in file. Security Instrument Notary Date of 09/XX/2004 used as disbursement date for compliance testing.                after the Recast period.  Based
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of    on the fees on the itemization,
                                                                                                                                                                                                                                                                                                                                                                                                                                         $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $11,667.27.                              loan should actually be over
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in  disclosed.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Lending Act:  Subject loan transaction disbursed on 09/07/2004, prior to three (3) business days from transaction date of 09/07/2004.
7502713685 XXX       $XXX      FL    7/XX/2004  6/XX/2004    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                         disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable
                                                                                                                                                                                                                                                                                                                                                                                                                                         Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 06/20/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/20/2004.
7508332423 XXX       $XXX      NH    9/XX/2004  8/XX/2004    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.                                                                                                                  -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                               Compliance tests were run using an application date of 08/30/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/30/2004.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application
                                                                                                                                                                                                                                                                                                                                                                                                                                         Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                         determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7494500339 XXX       $XXX      CA    3/XX/2005  2/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program                                                                                                                   -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                            disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable
                                                                                                                                                                                                                                                                                                                                                                                                                                         Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 02/10/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/10/2004.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                         Lending Act:  Subject loan transaction disbursed on 03/14/2005, prior to three (3) business days from transaction date of 03/10/2005.
7497308567 XXX       $XXX      VA    9/XX/2004  9/XX/2004    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing                                                                                                            -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 09/02/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/02/2004.
7504814553 XXX       $XXX      CT    9/XX/2004  9/XX/2004    Primary    Purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.                                                                                                                  -
                                                                                                                                                                                                  Document: Missing Final 1003                                                                                                                                                                                                           Compliance tests were run using an application date of 09/09/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/09/2004.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application
                                                                                                                                                                                                                                                                                                                                                                                                                                         Date.
7503334324 XXX       $XXX      CA    3/XX/2005  2/XX/2005    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 02/17/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/07/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application
                                                                                                                                                                                                                                                                                                                                                                                                                                         Date.
7493100355 XXX       $XXX      CA    3/XX/2005  2/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program                                                                                                                   -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                            disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 02/23/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/14/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                         Lending Act:  Subject loan transaction disbursed on 03/24/2005, prior to three (3) business days from transaction date of 03/23/2005.
7495885968 XXX       $XXX      CA    5/XX/2005  4/XX/2005    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided  Federal Compliance - Final TIL                                                                            -
                                                                                                                                                                                                                                                                                                                                                                                                                                         to the borrower within three (3) days of application.                                                                   Finance Charge Under Disclosed:
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable TIL Itemization did not disclose
                                                                                                                                                                                                                                                                                                                                                                                                                                         Rate Mortgages, CHARM Booklet, not provided to the borrower.                                                            the sub escrow fee of $57.50,
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of    the subordination fee of $6,  or
                                                                                                                                                                                                                                                                                                                                                                                                                                         $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $552.29.                                 the courier fee of $20 as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 prepaid finance charges.
7491334649 XXX       $XXX      CA    6/XX/2005  5/XX/2005    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided                                                                                                            -
                                                                                                                                                                                                                                                                                                                                                                                                                                         to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA
                                                                                                                                                                                                                                                                                                                                                                                                                                         Credit Score Disclosure within a reasonably practicable time after using credit score.
7497511660 XXX       $XXX      WA    5/XX/2005  4/XX/2005    Investment Refinance Cash-out -                1        A        A        A        A                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                             -
                                                                        Other
7501405620 XXX       $XXX      NV    4/XX/2005  4/XX/2005    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided                                                                                                            -
                                                                                                                                                                                                                                                                                                                                                                                                                                         to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA
                                                                                                                                                                                                                                                                                                                                                                                                                                         Credit Score Disclosure within a reasonably practicable time after using credit score.
7491181984 XXX       $XXX      CA    4/XX/2005  4/XX/2005    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided                                                                                                            -
                                                                                                                                                                                                                                                                                                                                                                                                                                         to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable
                                                                                                                                                                                                                                                                                                                                                                                                                                         Rate Mortgages, CHARM Booklet, not provided to the borrower.
7500499368 XXX       $XXX      TX    9/XX/2005  9/XX/2005    Investment Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 09/01/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/01/2005.
7491870506 XXX       $XXX      CA    6/XX/2005  6/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing                                                                                                            -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                               Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable
                                                                                                                                                                                                                                                                                                                                                                                                                                         Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 06/13/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/13/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application
                                                                                                                                                                                                                                                                                                                                                                                                                                         Date.
7500712963 XXX       $XXX      PA    8/XX/2005  7/XX/2005    Primary    Purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.                                                                                                                  -
                                                                                                                                                                                                  Document: Missing Final 1003                                                                                                                                                                                                           Compliance tests were run using an application date of 07/22/2005 which is 1 months prior to consummation. A lookback
                                                                                                                                                                                                  [3] Insurance Documentation - Missing                                                                                                                                                                                                  was performed to determine this application date.  The final date used for testing was 02/22/2005.
                                                                                                                                                                                                  Document: Mortgage Insurance Certificate
                                                                                                                                                                                                  (MIC) not provided
7499799888 XXX       $XXX      CT    8/XX/2005  8/XX/2005    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                         disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 08/03/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/03/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application
                                                                                                                                                                                                                                                                                                                                                                                                                                         Date.
7507613185 XXX       $XXX      FL    10/XX/2005 9/XX/2005    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing                                                                                                            -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable
                                                                                                                                                                                                                                                                                                                                                                                                                                         Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 09/27/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/27/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application
                                                                                                                                                                                                                                                                                                                                                                                                                                         Date.
7496960172 XXX       $XXX      FL    9/XX/2005  9/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing                                                                                                            -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                            Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable
                                                                                                                                                                                                                                                                                                                                                                                                                                         Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 09/01/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/01/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application
                                                                                                                                                                                                                                                                                                                                                                                                                                         Date.
7493968435 XXX       $XXX      CA    4/XX/2006  3/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided                                                                                                            -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                            to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA
                                                                                                                                                                                                                                                                                                                                                                                                                                         Credit Score Disclosure within a reasonably practicable time after using credit score.
7497654445 XXX       $XXX      MD    11/XX/2005 10/XX/2005   Second     Purchase                            2        B        B        B        B                                                 [2] Closing / Title - Note is not on a                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - Disparity in Occupancy: The mortgage loan file contains documenting evidence the consumer      Federal Compliance - Disparity                                                                            -
                                                             Home                                                                                                                                 FNMA/FHLMC form and does not contain the                                                                                                                                                                                               intends to occupy the subject property as their primary residence.  (Compliance testing performed based on the          in Occupancy: Initial
                                                                                                                                                                                                  standard Due on Sale clause.                                                                                                                                                                                                           Occupancy Type of Second Home)                                                                                          application shows property will
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 be Primary residence on page 1
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 and page 3.  Compliance testing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 completed using occupancy of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Primary with no high cost
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 impact.
7501450596 XXX       $XXX      LA    4/XX/2006  3/XX/2006    Investment Purchase                            2        B        B        B        B                                                 [3] Insurance Documentation - Missing                                                                                                                                      2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.                                                                                                                  -
                                                                                                                                                                                                  Document: Mortgage Insurance Certificate                                                                                                                                                                                               Compliance tests were run using an application date of 03/25/2006 which is 1 months prior to consummation. A lookback
                                                                                                                                                                                                  (MIC) not provided                                                                                                                                                                                                                     was performed to determine this application date.  The final date used for testing was 10/27/2005.
7501425731 XXX       $XXX      CA    12/XX/2005 11/XX/2005   Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing                                                                                                            -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                               Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 11/20/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/17/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application
                                                                                                                                                                                                                                                                                                                                                                                                                                         Date.
7508377517 XXX       $XXX      CA    11/XX/2005 10/XX/2005   Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                         disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/23/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 10/25/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/25/2005.
7500214685 XXX       $XXX      FL    12/XX/2005 11/XX/2005   Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing                                                                                                            -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                               Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 11/07/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/27/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application
                                                                                                                                                                                                                                                                                                                                                                                                                                         Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                         determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7505343624 XXX       $XXX      CA    2/XX/2006  1/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing                                                                                                            -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                               Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 01/24/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/28/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application
                                                                                                                                                                                                                                                                                                                                                                                                                                         Date.
7507493765 XXX       $XXX      FL    4/XX/2006  4/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing  Federal Compliance - Final TIL                                                                            -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                            Initial Loan Application Date.                                                                                          Finance Charge Under Disclosed:
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due   The loan is under disclosed due
                                                                                                                                                                                                                                                                                                                                                                                                                                         to missing Initial Loan Application Date.                                                                               to the lender's payment stream
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.        calculations.  It appears the
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 04/19/2006 which is 0 months prior to consummation. A lookback   lender used an index value lower
                                                                                                                                                                                                                                                                                                                                                                                                                                         was performed to determine this application date.  The final date used for testing was 04/19/2006.                      than what was available during
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.23100% is   the look back period.
                                                                                                                                                                                                                                                                                                                                                                                                                                         underdisclosed from calculated APR of 6.59909% outside of 0.125% tolerance.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of
                                                                                                                                                                                                                                                                                                                                                                                                                                         $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $30,291.67.
7499923872 XXX       $XXX      CA    4/XX/2006  3/XX/2006    Primary    Construction-Permanent              2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                         disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable
                                                                                                                                                                                                                                                                                                                                                                                                                                         Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/11/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 03/11/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/11/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application
                                                                                                                                                                                                                                                                                                                                                                                                                                         Date.
7509932456 XXX       $XXX      MD    4/XX/2006  4/XX/2006    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable                                                                                                           -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
7506200481 XXX       $XXX      CA    5/XX/2006  5/XX/2006    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided                                                                                                            -
                                                                                                                                                                                                                                                                                                                                                                                                                                         to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable
                                                                                                                                                                                                                                                                                                                                                                                                                                         Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7503239350 XXX       $XXX      FL    6/XX/2006  5/XX/2006    Investment Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 05/03/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/03/2006.
7496910593 XXX       $XXX      UT    6/XX/2006  5/XX/2006    Second     Purchase                            3        D        D        D        D                                                                                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1:  Estimated    Federal Compliance - Missing                                                                   No         TNR Testing Not
                                                             Home                                                                                                                                                                                                                                                                                                                                                                        HUD-1 used for any applicable Federal, State or Local compliance testing.                                               Final HUD-1:  Estimated HUD-1                                                                             Required
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an  Used For Fee Testing: Interim
                                                                                                                                                                                                                                                                                                                                                                                                                                         assumed value of a contract sales price or original loan amount, whichever applies.                                     interest amount was changed on
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   pg 2 of HUD with handwritten
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.                                                                                                             change but not updated to total
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                     settlement charges.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 05/15/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/15/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7508714813 XXX       $XXX      IL    1/XX/2007  12/XX/2006   Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.                                                                                                                  -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                            Compliance tests were run using an application date of 12/26/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/26/2006.
7498307653 XXX       $XXX      CA    10/XX/2006 10/XX/2006   Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business                                                                                                             -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                            Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
7491094381 XXX       $XXX      CA    5/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA                                                                                                              -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                               Credit Score Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 05/03/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/03/2007.
7508323945 XXX       $XXX      CA    6/XX/2007  5/XX/2007    Primary    Refinance UTD                       3        D        D        D        D                                                                                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document                                                                                                     Yes        TR
                                                                                                                                                                                                                                                                                                                                                                                                                                         containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                               Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable
                                                                                                                                                                                                                                                                                                                                                                                                                                         Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/06/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 05/06/2007 which is 1 months prior to consummation.  A lookback
                                                                                                                                                                                                                                                                                                                                                                                                                                         was performed to determine this application date.   The final date used for testing was 12/06/2006.  Due to missing
                                                                                                                                                                                                                                                                                                                                                                                                                                         HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice
                                                                                                                                                                                                                                                                                                                                                                                                                                         of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
7498206300 XXX       $XXX      CA    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing                                                                                                            -
                                                                        Other                                                                                                                     Document: Missing Final 1003                                                                                                                                                                                                           Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable
                                                                                                                                                                                                                                                                                                                                                                                                                                         Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/24/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA
                                                                                                                                                                                                                                                                                                                                                                                                                                         Credit Score Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 04/24/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/24/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                         Lending Act:  Subject loan transaction disbursed on 05/24/2007, prior to three (3) business days from transaction date of 05/24/2007.
7490172033 XXX       $XXX      CA    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided                                                                                                            -
                                                                        Home Improvement                                                                                                                                                                                                                                                                                                                                                 to the borrower within three (3) days of application.
7501867875 XXX       $XXX      CA    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                3        D        D        D        D                                                                                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document                                                                                                     Yes        TR
                                                                        Other                                                                                                                                                                                                                                                                                                                                                            containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                               Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/15/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 05/15/2007 which is 1 months prior to consummation.  A lookback
                                                                                                                                                                                                                                                                                                                                                                                                                                         was performed to determine this application date.   The final date used for testing was 05/07/2007.  Due to missing
                                                                                                                                                                                                                                                                                                                                                                                                                                         HUD-1 or Closing Disclosure, no fees were used in testing.
7498770559 XXX       $XXX      MD    5/XX/2007  5/XX/2007    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                         disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable
                                                                                                                                                                                                                                                                                                                                                                                                                                         Rate Mortgages, CHARM Booklet, not provided to the borrower.
7490962864 XXX       $XXX      CA    9/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided                                                                                                            -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                            to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                         Lending Act:  Subject loan transaction disbursed on 10/02/2007, prior to three (3) business days from transaction date of 09/28/2007.
7500292519 XXX       $XXX      NM    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.        Federal Compliance - Payoff                                                                               -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                            Compliance tests were run using an application date of 07/10/2007 which is 1 months prior to consummation. A lookback   Statement Missing: Not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                         was performed to determine this application date.  The final date used for testing was 02/10/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
7493075622 XXX       $XXX      CO    11/XX/2007 9/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA                                                                                                              -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Credit Score Disclosure within a reasonably practicable time after using credit score.
7506769097 XXX       $XXX      WA    9/XX/2007  9/XX/2007    Primary    Purchase                            2        B        B        B        B                                                 [3] Insurance Documentation - Missing                                                                                                                                      2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business                                                                                                             -
                                                                                                                                                                                                  Document: Mortgage Insurance Certificate                                                                                                                                                                                               Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to
                                                                                                                                                                                                  (MIC) not provided                                                                                                                                                                                                                     applicant within three (3) business days of application.
7498581983 XXX       $XXX      LA    8/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FNMA Points and Fees : FNMA Points and Fees on subject loan of XXX% is in excess of the                                                                                                                  -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                            allowable maximum of the greater of 5.00000% of the Original Loan Amount and $1000.00 (2007). FNMA Finance Charge total
                                                                                                                                                                                                                                                                                                                                                                                                                                         $XXX on a Original Loan Amount of $XXX vs. an allowable total of $XXX and $1000.00 (2007) (an overage of $905.00 or
                                                                                                                                                                                                                                                                                                                                                                                                                                         .XXX%).
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
7499572596 XXX       $XXX      CA    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [2] Closing / Title - Note is not on a                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided                                                                                                            -
                                                                        Debt Consolidation                                                                                                        FNMA/FHLMC form and does not contain the                                                                                                                                                                                               to the borrower.
                                                                                                                                                                                                  standard Due on Sale clause.                                                                                                                                                                                                           [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable
                                                                                                                                                                                                                                                                                                                                                                                                                                         Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                         Lending Act:  Subject loan transaction disbursed on 08/15/2007, prior to three (3) business days from transaction date of 08/12/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                         Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
7498891348 XXX       $XXX      CA    8/XX/2007  7/XX/2007    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program         Federal Compliance - Final TIL                                                                            -
                                                                                                                                                                                                                                                                                                                                                                                                                                         disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as  Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                         an ARM.                                                                                                                 Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.        indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 07/22/2007 which is 1 months prior to consummation. A lookback   funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                         was performed to determine this application date.  The final date used for testing was 02/22/2007.                      disbursement and/or note date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice
                                                                                                                                                                                                                                                                                                                                                                                                                                         of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.
7507659200 XXX       $XXX      CA    2/XX/2008  11/XX/2007   Primary    Construction-Permanent              2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
7504866240 XXX       $XXX      KY    11/XX/2007 10/XX/2007   Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Insurance Documentation - Missing                                                                                                                                      2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.                                                                                                                  -
                                                                                                                                                                                                  Document: Mortgage Insurance Certificate                                                                                                                                                                                               Compliance tests were run using an application date of 10/31/2007 which is 1 months prior to consummation. A lookback
                                                                                                                                                                                                  (MIC) not provided                                                                                                                                                                                                                     was performed to determine this application date.  The final date used for testing was 10/31/2007.
7494485042 XXX       $XXX      VA    1/XX/2008  12/XX/2007   Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                               -
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 12/29/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/29/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application
                                                                                                                                                                                                                                                                                                                                                                                                                                         Date.
7497887132 XXX       $XXX      VA    12/XX/2007 10/XX/2007   Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business                                                                                                             -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                               Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
7493694732 XXX       $XXX      AK    3/XX/2009  1/XX/2009    Primary    Refinance Cash-out -                1        A        A        A        A                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                             -
                                                                        Debt Consolidation
7506662423 XXX       $XXX      NC    5/XX/2007  4/XX/2007    Second     Construction-Permanent              2        B        B        B        B                                                 [3] Application / Processing - Missing                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score                                                                                                             -
                                                             Home                                                                                                                                 Document: Missing Final 1003                                                                                                                                                                                                           Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7491285520 XXX       $XXX      FL    6/XX/2007  5/XX/2007    Primary    Purchase                            2        B        B        B        B                                                 [3] Closing / Title - Missing Document:                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score                                                                                                             -
                                                                                                                                                                                                  Security Instrument - Subject Lien not                                                                                                                                                                                                 Disclosure.
                                                                                                                                                                                                  provided                                                                                                                                                                                                                               [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
7504761642 XXX       $XXX      TX    1/XX/2008  10/XX/2007   Primary    Purchase                            2        B        B        B        B                                                 [3] Closing / Title - Missing Document:                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.                                                                                                                                                             -
                                                                                                                                                                                                  Security Instrument - Subject Lien not
                                                                                                                                                                                                  provided
7496611251 XXX       $XXX      CA    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not   Federal Compliance - Final TIL                                                                            -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                            match terms of loan.                                                                                                    Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing  Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                         Initial Loan Application Date.                                                                                          indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                         Rate Mortgages, CHARM Booklet, not provided to the borrower.                                                            disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.                                                                                                             borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.        borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 01/26/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/26/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application
                                                                                                                                                                                                                                                                                                                                                                                                                                         Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                         determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.
7509434292 XXX       $XXX      CA    1/XX/2005  11/XX/2004   Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA                                                                                                               -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
7501164323 XXX       $XXX      OR    6/XX/2007  5/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   Federal Compliance - Final TIL                                                                            -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.                                                                                                             Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA     Before Consummation: The notary
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                       date appears to be a misprint on
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business   the year.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.
7509572600 XXX       $XXX      TX    6/XX/2007  5/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   Closing / Title - (Doc Error)                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.                                                                                                             TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA     by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                       appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                               signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower.
7497190410 XXX       $XXX      TX    8/XX/2007  8/XX/2007    Primary    Purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   Closing / Title - (Doc Error)                                                                             -
                                                                                                                                                                                                  Document: Missing Final 1003                                                                                                                                                                                                           Disclosure.                                                                                                             TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA     by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                       appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                               signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower.
7494463541 XXX       $XXX      PA    5/XX/2008  3/XX/2008    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an                                                                                                            -
                                                                                                                                                                                                                                                                                                                                                                                                                                         assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
7499165543 XXX       $XXX      FL    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   Closing / Title - (Doc Error)                                                                             -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                               Disclosure.                                                                                                             TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA     by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                       appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                               signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in  borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Lending Act:  Subject loan transaction disbursed on 12/13/2006, prior to three (3) business days from transaction date of 01/12/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                         Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
7493457698 XXX       $XXX      SC    4/XX/2007  3/XX/2007    Second     Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   Closing / Title - (Doc Error)                                                                             -
                                                             Home                                                                                                                                                                                                                                                                                                                                                                        Disclosure.                                                                                                             TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA     by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                       appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                               signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL  borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.                                                                            Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower received.
7505405627 XXX       $XXX      MD    12/XX/2007 11/XX/2007   Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title                                                                                                                                      2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   Closing / Title - (Doc Error)                                                                             -
                                                                        Other                                                                                                                     Policy is missing. No evidence of title                                                                                                                                                                                                Disclosure.                                                                                                             TIL Error: Final TIL not signed
                                                                                                                                                                                                  in file.                                                                                                                                                                                                                               [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA     by all required parties: TIL in
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                       file indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to expected funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                         determine compliance with rescission timing requirements.                                                               disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                               but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower received.
7502624281 XXX       $XXX      SC    11/XX/2004 11/XX/2004   Investment Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                               -
7501898023 XXX       $XXX      GA    10/XX/2006 9/XX/2006    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   Closing / Title - (Doc Error)                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.                                                                                                             TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                               by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower.
7501101000 XXX       $XXX      CA    5/XX/2007  4/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA     Closing / Title - (Doc Error)                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                       TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business   by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to      appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                         applicant within three (3) business days of application.                                                                signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                               borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL  Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.                                                                            Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower received.
7508829245 XXX       $XXX      MD    2/XX/2008  2/XX/2008    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   Federal Compliance - Right of                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.                                                                                                             Rescission Timing - Receipt Date
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA     Missing: TIL in file indicated
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                       to be final, but is not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to or dated by borrower so cannot
                                                                                                                                                                                                                                                                                                                                                                                                                                         determine compliance with rescission timing requirements.                                                               confirm that borrower received.
7490731656 XXX       $XXX      CA    9/XX/2006  9/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing                                                                                                           -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                            information.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable
                                                                                                                                                                                                                                                                                                                                                                                                                                         Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                         determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7493990574 XXX       $XXX      FL    3/XX/2007  2/XX/2007    Investment Purchase                            1        A        A        A        A                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                             -
7492415259 XXX       $XXX      CA    11/XX/2007 10/XX/2007   Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing Closing / Title - (Doc Error)                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                         information.                                                                                                            TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         Rate Mortgages, CHARM Booklet, not provided to the borrower.                                                            appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                               signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of    borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $3,374.74.                               Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL  Finance Charge Under Disclosed:
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.                                                                            Unable to determine under
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 disclosure due to missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 itemization of amount financed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower received.
7502437114 XXX       $XXX      TX    4/XX/2007  4/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.
7492622978 XXX       $XXX      SC    2/XX/2005  1/XX/2005    Primary    Purchase                            2        B        B        B        B                                                 [3] Closing / Title - Missing Document:                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided                                                                                                            -
                                                                                                                                                                                                  Security Instrument - Subject Lien not                                                                                                                                                                                                 to the borrower.
                                                                                                                                                                                                  provided                                                                                                                                                                                                                               [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable
                                                                                                                                                                                                                                                                                                                                                                                                                                         Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan:
                                                                                                                                                                                                                                                                                                                                                                                                                                         Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7504187758 XXX       $XXX      RI    10/XX/2006 10/XX/2006   Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   Closing / Title - (Doc Error)                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.                                                                                                             TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA     by all required parties: File
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                       does not contain either
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business   Preliminary or Final Title.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
7496384009 XXX       $XXX      NC    2/XX/2007  1/XX/2007    Primary    Purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score                                                                                                             -
                                                                                                                                                                                                  Document: Missing Final 1003                                                                                                                                                                                                           Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 01/28/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/28/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application
                                                                                                                                                                                                                                                                                                                                                                                                                                         Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7493793079 XXX       $XXX      FL    4/XX/2005  3/XX/2005    Primary    UTD UTD                             3        D        D        D        D                                                 [3] Application / Processing - Missing                                                                                                                                     3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document                                                                                                     UTD        Indeterminable
                                                                                                                                                                                                  Document: Missing Final 1003                                                                                                                                                                                                           containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable
                                                                                                                                                                                                                                                                                                                                                                                                                                         Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/22/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 03/22/2005 which is 1 months prior to consummation.  A lookback
                                                                                                                                                                                                                                                                                                                                                                                                                                         was performed to determine this application date.   The final date used for testing was 10/22/2004.  Due to missing
                                                                                                                                                                                                                                                                                                                                                                                                                                         HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                                                                                                                                                                                                                         provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7495095478 XXX       $XXX      CA    2/XX/2006  1/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found                                                                                                            -
                                                                        Other                                                                                                                     Document: Missing Final 1003                                                                                                                                                                                                           in file. Security Instrument Notary Date of 02/23/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 01/23/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/23/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application
                                                                                                                                                                                                                                                                                                                                                                                                                                         Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                                                                                                                                                                                                                         provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7490833091 XXX       $XXX      FL    5/XX/2006  4/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score                                                                                                             -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                            Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                         determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7499239532 XXX       $XXX      VA    6/XX/2007  6/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
7505484897 XXX       $XXX      CA    1/XX/2007  12/XX/2006   Primary    Purchase                            2        B        B        B        B                                                 [2] Closing / Title - Security Instrument                                                                                                                                  2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   Federal Compliance - Final TIL                                                                            -
                                                                                                                                                                                                  is not on a FNMA/FHLMC form and does not                                                                                                                                                                                               Disclosure.                                                                                                             Not Provided to Borrower At or
                                                                                                                                                                                                  contain the following clauses:: Homestead                                                                                                                                                                                              [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.        Before Consummation: TIL in file
                                                                                                                                                                                                  Exemption Waiver                                                                                                                                                                                                                       Compliance tests were run using an application date of 12/26/2006 which is 1 months prior to consummation. A lookback   indicated to be final, signed by
                                                                                                                                                                                                                                                                                                                                                                                                                                         was performed to determine this application date.  The final date used for testing was 12/06/2006.                      borrower but does not include
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA     date provided
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application
                                                                                                                                                                                                                                                                                                                                                                                                                                         Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.
7500267790 XXX       $XXX      NH    9/XX/2005  8/XX/2005    Primary    Purchase                            2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title     File does not                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA                                                                                                              -
                                                                                                                                                                                                  Policy is missing. No evidence of title   contain either                                                                                                                                                                               Credit Score Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                  in file.                                  the                                                                                                                                                                                          [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                            Preliminary or                                                                                                                                                                               [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                            Final Title.                                                                                                                                                                                 Compliance tests were run using an application date of 08/14/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/13/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7494105638 XXX       $XXX      NV    5/XX/2005  4/XX/2005    UTD        Purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided                                                                                                            -
                                                                                                                                                                                                  Document: Missing Final 1003                                                                                                                                                                                                           to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable
                                                                                                                                                                                                                                                                                                                                                                                                                                         Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 04/26/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/26/2004.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
7496933929 XXX       $XXX      SC    3/XX/2006  1/XX/2006    Investment Purchase                            1        A        A        A        A                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                             -
7499847226 XXX       $XXX      TX    12/XX/2002 11/XX/2002   UTD        Purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found                                                                                                            -
                                                                                                                                                                                                  Document: Missing Final 1003                                                                                                                                                                                                           in file. Security Instrument Notary Date of 12/27/2002 used as disbursement date for compliance testing.
                                                                                                                                                                                                  [3] Insurance Documentation - Missing                                                                                                                                                                                                  [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an
                                                                                                                                                                                                  Document: Mortgage Insurance Certificate                                                                                                                                                                                               assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                  (MIC) not provided                                                                                                                                                                                                                     [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 11/27/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/27/2002.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
7496151207 XXX       $XXX      SC    3/XX/2006  3/XX/2006    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an                                   SELLER - GENERAL COMMENT  GENERAL COMMENT                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                         assumed value of a contract sales price or original loan amount, whichever applies.                                                                      (2022-06-09): The issue   (2022-06-09): The
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score                                    cited has either been     issue cited has
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.                                                                                                                                              resolved or was           either been resolved
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan:                                    determined to not be an   or was determined to
                                                                                                                                                                                                                                                                                                                                                                                                                                         Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the                                      exception as noted.       not be an exception
                                                                                                                                                                                                                                                                                                                                                                                                                                         origination and making of the loan.                                                                                                                      Based on the review it    as noted.  Based on
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.                                                                                    appears SC Code 37-23-70  the review it appears
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  (D), prior to 2012        SC Code 37-23-70 (D),
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Brokerage companies were  prior to 2012
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  required to comply with   Brokerage companies
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  disclosing the Complaint  were required to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  disclosures for Mortgage  comply with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  loans; this requirement   disclosing the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  was not applicable to     Complaint disclosures
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Federal regulated banks.  for Mortgage loans;
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  The loan originated as a  this requirement was
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  XXX loan in 3/2006; as    not applicable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  such, said disclosure was Federal regulated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  not applicable at time of banks.  The loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  origination.              originated as a XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  REVIEWER - GENERAL        loan in 3/2006; as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  COMMENT (2022-06-09):     such, said disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  "AMC performs its review  was not applicable at
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  for compliance with state time of origination.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  and local laws enacted to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  combat predatory lending
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  without regard to the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  status of the originating
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  lender, particularly in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  connection with reviews
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  for secondary market
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  purchasers that are not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  federally chartered
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  institutions. In the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  event that a national
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  bank originates a loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  that triggers the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  thresholds of a state law
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  enacted to combat
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  predatory lending and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  subsequently sells that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  loan in the secondary
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  market to an entity that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  is not a national
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  bank/federally chartered
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  institution there is some
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  uncertainty whether the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  assignee, by virtue of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  contractual rights, would
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  be able to assert the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  same exemption/preemption
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  claim in litigation or a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  regulatory enforcement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  action involving the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  South Carolina CHL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Complaint Agency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Specifically in relation
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  to the SC Complaint
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Agency Disclosure. The SC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Complaint Disclosure is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  part of the SC high cost
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  law (albeit applicable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  all Consumer Home Loans)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  and would therefore
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  continue to be tested
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  based on the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  aforementioned testing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  methodology.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Additionally, South
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Carolina's Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Protection Code contains
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  the high-cost regulation
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  under Chapter 23 entitled
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  "South Carolina High-Cost
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  and Consumer Home Loans
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Act", where there is no
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  specific exemption
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  provided to national
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  banks and their subs. The
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Act simply defines
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  "lender" as including,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  but not limited to, "a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  mortgage broker
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  originating a loan in a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  table-funded loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  transaction in which the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  broker is identified as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  the original payee of the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  note." So while a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  national bank may claim
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  preemption from the state
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  law banking statutes,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  there is some uncertainty
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  whether any assignee
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  would be able to assert
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  that same
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  exemption/preemption
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  claim in litigation or a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  regulatory enforcement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  action involving the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  loan."
7505960672 XXX       $XXX      UT    8/XX/2006  7/XX/2006    Investment Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.
7494012121 XXX       $XXX      VA    5/XX/2006  3/XX/2006    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   Closing / Title - (Doc Error)                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.                                                                                                             TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                               by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL  appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.                                                                            signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower received.
7505360552 XXX       $XXX      CT    6/XX/2003  5/XX/2003    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing                                                                                                                                     2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                               -
                                                                        Debt Consolidation                                                                                                        Document: Missing Final 1003                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 05/10/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/23/2003.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                                                                                                                                                                                                                         provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7500572797 XXX       $XXX      VA    2/XX/2007  2/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   Closing / Title - (Doc Error)                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.                                                                                                             TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - Initial TIL not provided                                                                 by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                               appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                               signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL  borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.                                                                            Closing / Title - (Doc Error)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower received.
7503252257 XXX       $XXX      MD    9/XX/2007  9/XX/2007    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                         determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.
7492591482 XXX       $XXX      TX    4/XX/2007  3/XX/2007    Investment Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Miscellaneous Compliance - Unable to determine the # of units, compliance results were generated using a defaulted                                                                                                            -
                                                                                                                                                                                                                                                                                                                                                                                                                                         value.: Valuation Type: Drive By / Valuation Report Date: 04/05/2007
7499562432 XXX       $XXX      FL    4/XX/2007  3/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   Federal Compliance - Final TIL                                                                            -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.                                                                                                             Finance Charge Under Disclosed:
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.        Unable to determine under
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 03/13/2007 which is 1 months prior to consummation. A lookback   disclosure due to missing
                                                                                                                                                                                                                                                                                                                                                                                                                                         was performed to determine this application date.  The final date used for testing was 10/13/2006.                      Itemization of Amount Financed.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application
                                                                                                                                                                                                                                                                                                                                                                                                                                         Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of
                                                                                                                                                                                                                                                                                                                                                                                                                                         $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $362.31.
7496339687 XXX       $XXX      FL    1/XX/2005  12/XX/2004   Investment Purchase                            3        D        D        D        D                                                                                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:   Federal Compliance - Missing                                                                   No         TNR Testing Not
                                                                                                                                                                                                                                                                                                                                                                                                                                         HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.                         Final HUD-1:  HUD-1 Not Signed                                                                            Required
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                     or Stamped Used For Fee Testing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Missing Page 1 of HUD-1.
7509099654 XXX       $XXX      GA    3/XX/2007  3/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA     Closing / Title - (Doc Error)                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                       TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                               by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL  appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.                                                                            signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower received.
7490289967 XXX       $XXX      NY    10/XX/2006 9/XX/2006    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7501194239 XXX       $XXX      CT    7/XX/2007  7/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
7502952803 XXX       $XXX      CA    3/XX/2006  2/XX/2006    Primary    Purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score                                                                                                             -
                                                                                                                                                                                                  Document: Missing Final 1003                                                                                                                                                                                                           Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 02/22/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/22/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application
                                                                                                                                                                                                                                                                                                                                                                                                                                         Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7502632933 XXX       $XXX      FL    12/XX/2004 12/XX/2004   Investment Purchase                            2        B        B        B        B                                                 [3] Insurance Documentation - Missing                                                                                                                                      2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                               -
                                                                                                                                                                                                  Document: Mortgage Insurance Certificate
                                                                                                                                                                                                  (MIC) not provided
7505814130 XXX       $XXX      IL    8/XX/2006  8/XX/2006    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
7492550901 XXX       $XXX      TX    5/XX/2003  5/XX/2003    Investment Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FNMA Points and Fees : FNMA Points and Fees on subject loan of XXX% is in excess of the                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                                                         allowable maximum of  5.00000% of the Original Loan Amount. FNMA Finance Charge total $XXX on a Original Loan Amount of
                                                                                                                                                                                                                                                                                                                                                                                                                                         $XXX vs. an allowable total of $XXX (an overage of $619.34 or .XXX%).
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 05/02/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/02/2002.
7501001418 XXX       $XXX      NJ    7/XX/2002  6/XX/2002    UTD        Purchase                            3        D        D        D        D                                                 [3] Application / Processing - Missing                                                                                                                                     3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document                                                                                                     No         TNR Testing Not
                                                                                                                                                                                                  Document: Missing Final 1003                                                                                                                                                                                                           containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                               Required
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/30/2002 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 06/30/2002 which is 1 months prior to consummation.  A lookback
                                                                                                                                                                                                                                                                                                                                                                                                                                         was performed to determine this application date.   The final date used for testing was 01/30/2002.  Due to missing
                                                                                                                                                                                                                                                                                                                                                                                                                                         HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
7508748196 XXX       $XXX      MA    6/XX/2003  5/XX/2003    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title     File does not                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found                                                                                                            -
                                                                                                                                                                                                  Policy is missing. No evidence of title   contain either                                                                                                                                                                               in file. Security Instrument Notary Date of 06/30/2003 used as disbursement date for compliance testing.
                                                                                                                                                                                                  in file.                                  Preliminary or                                                                                                                                                                               [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an
                                                                                                                                                                                                  [3] Application / Processing - Missing    Final Title.                                                                                                                                                                                 assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                  Document: Missing Final 1003                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 05/30/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/30/2002.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                         Lending Act:  Subject loan transaction disbursed on 06/30/2003, prior to three (3) business days from transaction date of 06/30/2003.
7497143624 XXX       $XXX      CA    5/XX/2005  5/XX/2005    Primary    Refinance UTD                       3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title     File does not                                                                                                                    3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document                                                                                                     Yes        TR
                                                                                                                                                                                                  Policy is missing. No evidence of title   contain either                                                                                                                                                                               containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                               Indeterminable
                                                                                                                                                                                                  in file.                                  Preliminary or                                                                                                                                                                               [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found
                                                                                                                                                                                                  [3] Application / Processing - Missing    Final Title                                                                                                                                                                                  in file. Security Instrument Notary Date of 06/16/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                  Document: Missing Final 1003                                                                                                                                                                                                           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 05/16/2005 which is 1 months prior to consummation.  A lookback
                                                                                                                                                                                                                                                                                                                                                                                                                                         was performed to determine this application date.   The final date used for testing was 12/16/2004.  Due to missing
                                                                                                                                                                                                                                                                                                                                                                                                                                         HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                                                                                                                                                                                                                         provided.
7495517424 XXX       $XXX      FL    3/XX/2004  2/XX/2004    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title     File does not                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found                                                                                                            -
                                                                        Other                                                                                                                     Policy is missing. No evidence of title   contain either                                                                                                                                                                               in file. Security Instrument Notary Date of 03/10/2004 used as disbursement date for compliance testing.
                                                                                                                                                                                                  in file.                                  Preliminary or                                                                                                                                                                               [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an
                                                                                                                                                                                                  [3] Application / Processing - Missing    Final Title.                                                                                                                                                                                 assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                  Document: Missing Final 1003                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 02/10/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/10/2003.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                                                                                                                                                                                                                         provided.
7503043684 XXX       $XXX      NC    2/XX/2008  1/XX/2008    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title     File does not                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found                                                                                                            -
                                                                        Other                                                                                                                     Policy is missing. No evidence of title   contain either                                                                                                                                                                               in file. Security Instrument Notary Date of 02/14/2008 used as disbursement date for compliance testing.
                                                                                                                                                                                                  in file.                                  Preliminary or                                                                                                                                                                               [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an
                                                                                                                                                                                                  [3] Application / Processing - Missing    Final Title.                                                                                                                                                                                 assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                  Document: Missing Final 1003                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 01/14/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/14/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                                                                                                                                                                                                                         provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7508533928 XXX       $XXX      KS    5/XX/2003  4/XX/2003    UTD        UTD UTD                             3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title     File does not                                                                                                                    3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document                                                                                                     UTD        Indeterminable
                                                                                                                                                                                                  Policy is missing. No evidence of title   contain either                                                                                                                                                                               containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
                                                                                                                                                                                                  in file.                                  Preliminary or                                                                                                                                                                               [3] Federal Compliance - (Missing Data) Missing Information to Determine LTV: Unable to determine LTV or CLTV due to
                                                                                                                                                                                                  [3] Application / Processing - Missing    Final Title                                                                                                                                                                                  missing information.  State compliance testing is unreliable.
                                                                                                                                                                                                  Document: Missing Final 1003                                                                                                                                                                                                           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/09/2003 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 04/09/2003 which is 1 months prior to consummation.  A lookback
                                                                                                                                                                                                                                                                                                                                                                                                                                         was performed to determine this application date.   The final date used for testing was 11/09/2002.  Due to missing
                                                                                                                                                                                                                                                                                                                                                                                                                                         HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                                                                                                                                                                                                                         provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
7497633259 XXX       $XXX      CA    6/XX/2001  5/XX/2001    Primary    Purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing                                                                                                                                     2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an                                                                                                            -
                                                                                                                                                                                                  Document: Missing Final 1003                                                                                                                                                                                                           assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 05/01/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/01/2000.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7493717732 XXX       $XXX      FL    9/XX/2007  6/XX/2007    Second     Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business                                                                                                             -
                                                             Home                                                                                                                                                                                                                                                                                                                                                                        Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
7504921142 XXX       $XXX      NJ    1/XX/2011  10/XX/2010   Primary    Refinance Rate/Term                 1        A        A        A        A                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                             -
7492405931 XXX       $XXX      MA    1/XX/2005  12/XX/2004   UTD        UTD UTD                             3        D        D        D        D                                                 [3] Application / Processing - Missing                                                                                                                                     3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document                                                                                                     UTD        Indeterminable
                                                                                                                                                                                                  Document: Missing Final 1003                                                                                                                                                                                                           containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                               (UAL State)
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/12/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File:
                                                                                                                                                                                                                                                                                                                                                                                                                                         Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 12/12/2004 which is 1 months prior to consummation.  A lookback
                                                                                                                                                                                                                                                                                                                                                                                                                                         was performed to determine this application date.   The final date used for testing was 07/12/2004.  Due to missing
                                                                                                                                                                                                                                                                                                                                                                                                                                         HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                                                                                                                                                                                                                         provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
7499356895 XXX       $XXX      MA    7/XX/2006  6/XX/2006    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.                                              Closing / Title - (Doc Error)                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                               TIL Error: Borrower signature
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL  not dated.: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.                                                                            indicated to be final, but it is
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - Unable to determine the # of units, compliance results were generated using a defaulted  not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                         value.: Valuation Type: Stated / Valuation Report Date: 06/23/2006                                                      so cannot confirm that borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 received
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Closing / Title - (Doc Error)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower received.
7490911403 XXX       $XXX      MA    10/XX/2009 2/XX/2009    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided  Federal Compliance - Final TIL                                                                            -
                                                                                                                                                                                                                                                                                                                                                                                                                                         to the borrower within three (3) days of application.                                                                   Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                         Rate Mortgages, CHARM Booklet, not provided to the borrower.                                                            indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.                                                                                                             disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File:        but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                         Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that    borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                         the home loan is in the borrower's interest.                                                                            borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified):
                                                                                                                                                                                                                                                                                                                                                                                                                                         Massachusetts Mortgage Lender and Broker Regulation:  File does not contain evidence that analysis of borrower's ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - Massachusetts MLBR (Missing Data) Document Type Not Provided: Massachusetts Mortgage Lender and
                                                                                                                                                                                                                                                                                                                                                                                                                                         Broker Regulations:  Unable to determine if the borrower was required to provide a signed statement disclosing their income due to missing document type.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                         determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.
7501028896 XXX       $XXX      KS    4/XX/2004  3/XX/2004    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing                                                                                                            -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                            Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable
                                                                                                                                                                                                                                                                                                                                                                                                                                         Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 03/24/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/24/2004.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application
                                                                                                                                                                                                                                                                                                                                                                                                                                         Date.
7509971557 XXX       $XXX      CA    1/XX/2005  12/XX/2004   Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing                                                                                                            -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                            Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 12/03/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/05/2004.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                                                                                                                                                                                                                         provided.
7497302777 XXX       $XXX      NV    9/XX/2004  8/XX/2004    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing                                                                                                            -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 08/16/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/12/2004.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
7506594155 XXX       $XXX      CA    11/XX/2004 11/XX/2004   Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided                                                                                                            -
                                                                                                                                                                                                                                                                                                                                                                                                                                         to the borrower within three (3) days of application.
7500192965 XXX       $XXX      MD    12/XX/2004 11/XX/2004   Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing                                                                                                            -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 11/29/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/29/2004.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
7502370126 XXX       $XXX      VA    7/XX/2006  6/XX/2006    Primary    Refinance Cash-out -                3        D        D        D        D                                                                                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1:                                                                                                  Yes        TR
                                                                        Home Improvement                                                                                                                                                                                                                                                                                                                                                 Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.                                                                                                                               Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable
                                                                                                                                                                                                                                                                                                                                                                                                                                         Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 06/07/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/07/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                                                                                                                                                                                                                         provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7496473201 XXX       $XXX      FL    3/XX/2006  2/XX/2006    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing  Federal Compliance - Final TIL                                                                            -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Initial Loan Application Date.                                                                                          Finance Charge Under Disclosed:
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due   TIL itemization did not disclose
                                                                                                                                                                                                                                                                                                                                                                                                                                         to missing Initial Loan Application Date.                                                                               a Flood Cert fee of $8.50 and a
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.        Tax Service fee of $69.00 as
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 02/16/2006 which is 1 months prior to consummation. A lookback   prepaid finance charges.
                                                                                                                                                                                                                                                                                                                                                                                                                                         was performed to determine this application date.  The final date used for testing was 12/01/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of
                                                                                                                                                                                                                                                                                                                                                                                                                                         $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $127.47.
7501873713 XXX       $XXX      NM    7/XX/2007  6/XX/2007    Investment Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FNMA Points and Fees : FNMA Points and Fees on subject loan of XXX% is in excess of the                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                                                         allowable maximum of the greater of 5.00000% of the Original Loan Amount and $1000.00 (2007). FNMA Finance Charge total
                                                                                                                                                                                                                                                                                                                                                                                                                                         $XXX on a Original Loan Amount of $XXX vs. an allowable total of $XXX and $1000.00 (2007) (an overage of $459.95 or
                                                                                                                                                                                                                                                                                                                                                                                                                                         .XXX%).
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 06/21/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/21/2007.
7495974251 XXX       $XXX      CA    4/XX/2007  3/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable                                                                                                           -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Rate Mortgages, CHARM Booklet, not provided to the borrower.
7496764050 XXX       $XXX      PA    8/XX/2007  7/XX/2007    Investment Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 07/20/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/13/2007.
7497756050 XXX       $XXX      CA    12/XX/2007 11/XX/2007   Investment Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.                                                                                                                  -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                            Compliance tests were run using an application date of 11/20/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/25/2007.
7505955493 XXX       $XXX      WA    10/XX/2010 5/XX/2010    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): Washington HB                                                                                                            -
                                                                                                                                                                                                                                                                                                                                                                                                                                         2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower.
7493297722 XXX       $XXX      CA    9/XX/2011  7/XX/2011    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA (2010)   GFE column on HUD Comparison Chart Inaccurate: RESPA (2010)   GFE column on                                                                                                               -
                                                                                                                                                                                                                                                                                                                                                                                                                                         page 3 of Final HUD-1 does not match most recently disclosed GFE.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA (2010) - 10% Tolerance With Cure: RESPA (2010): 10% tolerance violation with evidence of cure provided on Final HUD-1.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
7490392352 XXX       $XXX      FL    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title     File does not                                                                                                                    2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able Closing / Title - (Doc Error)                                                                             -
                                                                        Other                                                                                                                     Policy is missing. No evidence of title   contain either                                                                                                                                                                               to be determined. Unable to determine if correct TILA rescission form was used.                                         TIL Error: Final TIL not signed
                                                                                                                                                                                                  in file.                                  Preliminary or                                                                                                                                                                               [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA     by all required parties: TIL
                                                                                                                                                                                                                                            Final Title.                                                                                                                                                                                 Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                       appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                         determine compliance with rescission timing requirements.                                                               borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
7490239948 XXX       $XXX      WA    12/XX/2006 11/XX/2006   Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   Closing / Title - (Doc Error)                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.                                                                                                             TIL Error: Borrower signature
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.                                              not dated.: Borrower signature
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of    not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                         $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $272.04.                                 Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL  Finance Charge Under Disclosed:
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.                                                                            Unable to determine under
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 disclosure due to missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Itemization of Amount Financed.
7507947118 XXX       $XXX      TX    9/XX/2006  9/XX/2006    Primary    Refinance Rate/Term                 3        D        D        D        D                                                                                                                                                                                                                            3           D           D           D           D           [3] Closing / Title - Missing Document: Note - Subject Lien not provided                                                                                                                                               Yes        TR HUD
                                                                                                                                                                                                                                                                                                                                                                                                                                         [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:                                                                                                             Deficiency
                                                                                                                                                                                                                                                                                                                                                                                                                                         HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                                                                                                                                                                                                                         provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7495965754 XXX       $XXX      IL    12/XX/2006 12/XX/2006   Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA     Closing / Title - (Doc Error)                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                       TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                               by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of    appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                         $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $957.00.                                 signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL  borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.                                                                            Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Finance Charge Under Disclosed:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Unable to determine under
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 disclosure due to missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Itemization of Amount Financed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower received.
7508960587 XXX       $XXX      OR    3/XX/2007  2/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   Closing / Title - (Doc Error)                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.                                                                                                             TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA     by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                       appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                               signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL  borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.                                                                            Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower received.
7509105243 XXX       $XXX      MS    12/XX/2006 11/XX/2006   Investment Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.
7492804239 XXX       $XXX      SC    6/XX/2007  4/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score                                    SELLER - GENERAL COMMENT  GENERAL COMMENT                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.                                                                                                                                              (2022-06-09): The issue   (2022-06-09): The
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business                                    cited has either been     issue cited has
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to                                       resolved or was           either been resolved
                                                                                                                                                                                                                                                                                                                                                                                                                                         applicant within three (3) business days of application.                                                                                                 determined to not be an   or was determined to
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan:                                    exception as noted.       not be an exception
                                                                                                                                                                                                                                                                                                                                                                                                                                         Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the                                      Based on the review it    as noted.  Based on
                                                                                                                                                                                                                                                                                                                                                                                                                                         origination and making of the loan.                                                                                                                      appears SC Code 37-23-70  the review it appears
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  (D), prior to 2012        SC Code 37-23-70 (D),
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Brokerage companies were  prior to 2012
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  required to comply with   Brokerage companies
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  disclosing the Complaint  were required to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  disclosures for Mortgage  comply with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  loans; this requirement   disclosing the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  was not applicable to     Complaint disclosures
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Federal regulated banks.  for Mortgage loans;
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  The loan originated as a  this requirement was
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  XXX loan in 4/2007; as    not applicable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  such, said disclosure was Federal regulated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  not applicable at time of banks.  The loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  origination.              originated as a XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  REVIEWER - GENERAL        loan in 4/2007; as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  COMMENT (2022-06-09):     such, said disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  "AMC performs its review  was not applicable at
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  for compliance with state time of origination.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  and local laws enacted to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  combat predatory lending
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  without regard to the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  status of the originating
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  lender, particularly in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  connection with reviews
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  for secondary market
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  purchasers that are not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  federally chartered
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  institutions. In the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  event that a national
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  bank originates a loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  that triggers the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  thresholds of a state law
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  enacted to combat
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  predatory lending and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  subsequently sells that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  loan in the secondary
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  market to an entity that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  is not a national
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  bank/federally chartered
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  institution there is some
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  uncertainty whether the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  assignee, by virtue of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  contractual rights, would
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  be able to assert the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  same exemption/preemption
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  claim in litigation or a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  regulatory enforcement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  action involving the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  South Carolina CHL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Complaint Agency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Specifically in relation
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  to the SC Complaint
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Agency Disclosure. The SC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Complaint Disclosure is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  part of the SC high cost
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  law (albeit applicable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  all Consumer Home Loans)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  and would therefore
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  continue to be tested
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  based on the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  aforementioned testing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  methodology.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Additionally, South
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Carolina's Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Protection Code contains
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  the high-cost regulation
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  under Chapter 23 entitled
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  "South Carolina High-Cost
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  and Consumer Home Loans
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Act", where there is no
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  specific exemption
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  provided to national
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  banks and their subs. The
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Act simply defines
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  "lender" as including,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  but not limited to, "a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  mortgage broker
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  originating a loan in a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  table-funded loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  transaction in which the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  broker is identified as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  the original payee of the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  note." So while a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  national bank may claim
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  preemption from the state
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  law banking statutes,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  there is some uncertainty
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  whether any assignee
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  would be able to assert
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  that same
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  exemption/preemption
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  claim in litigation or a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  regulatory enforcement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  action involving the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  loan."
7502434254 XXX       $XXX      TX    10/XX/2006 9/XX/2006    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   Closing / Title - (Doc Error)                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.                                                                                                             TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                     by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA     appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                       signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                               borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL  Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.                                                                            Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower received.
7502252640 XXX       $XXX      NM    11/XX/2006 11/XX/2006   Primary    Purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score                                                                                                             -
                                                                                                                                                                                                  Document: Missing Final 1003                                                                                                                                                                                                           Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
7490874975 XXX       $XXX      MI    12/XX/2004 12/XX/2004   Primary    Construction-Permanent              2        B        B        B        B                                                 [3] Application / Processing - Missing                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided                                                                                                            -
                                                                                                                                                                                                  Document: Missing Final 1003                                                                                                                                                                                                           to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable
                                                                                                                                                                                                                                                                                                                                                                                                                                         Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided):
                                                                                                                                                                                                                                                                                                                                                                                                                                         Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                         Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage
                                                                                                                                                                                                                                                                                                                                                                                                                                         Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7503694203 XXX       $XXX      CA    4/XX/2005  3/XX/2005    UTD        Refinance Cash-out -                3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title     File does not                                                                                                                    3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document      Federal Compliance - Final TIL   REVIEWER - GENERAL        GENERAL COMMENT                     Yes        TR
                                                                        Other                                                                                                                     Policy is missing. No evidence of title   contain either                                                                                                                                                                               containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                     Finance Charge Under Disclosed:  COMMENT (2022-05-27):     (2022-05-27): The                              Indeterminable
                                                                                                                                                                                                  in file.                                  Preliminary or                                                                                                                                                                               [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found  Underdisclosure due to DSI       HUD-1 was not received,   issue cited has
                                                                                                                                                                                                  [3] Application / Processing - Missing    Final Title                                                                                                                                                                                  in file. Security Instrument Notary Date of 04/14/2005 used as disbursement date for compliance testing.                calculation of payment.          unable to clear           either been resolved
                                                                                                                                                                                                  Document: Missing Final 1003                                                                                                                                                                                                           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an  Federal Compliance - Final TIL   exception.                or was determined to
                                                                                                                                                                                                  [2] Closing / Title - Security Instrument                                                                                                                                                                                              assumed value of a contract sales price or original loan amount, whichever applies.                                     Not Provided to Borrower At or   SELLER - GENERAL COMMENT  not be an exception
                                                                                                                                                                                                  is not on a FNMA/FHLMC form and does not                                                                                                                                                                                               [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                     Before Consummation: TIL in file (2022-05-27): The issue   as noted. File
                                                                                                                                                                                                  contain the following clauses:: Homestead                                                                                                                                                                                              [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.     indicated to be final, expected  cited has either been     documentation
                                                                                                                                                                                                  Exemption Waiver                                                                                                                                                                                                                       Compliance tests were run using an application date of 03/14/2005 which is 1 months prior to consummation.  A lookback  funding date same as             resolved or was           included XXX Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                         was performed to determine this application date.   The final date used for testing was 10/14/2004.  Due to missing     disbursement and/or note date    determined to not be an   Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                         HUD-1 or Closing Disclosure, no fees were used in testing.                                                              but is not signed or dated by    exception as noted. File  Disclosure & Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than       borrower so cannot confirm that  documentation included    Agreement (Note)
                                                                                                                                                                                                                                                                                                                                                                                                                                         single family residence, state and federal testing may be impacted.                                                     borrower received.               XXX Federal Truth in      dated 04/XX/2005,
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of                                     Lending Disclosure & Loan which did not
                                                                                                                                                                                                                                                                                                                                                                                                                                         $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $366.70.                                                                  Agreement (Note) dated    identify any specific
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not                                      04/19/2005, which did not fees due at loan
                                                                                                                                                                                                                                                                                                                                                                                                                                         provided.                                                                                                                                                identify any specific     closing.  This is
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL                                   fees due at loan closing. evidenced under
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.                                                                                                             This is evidenced under   Section II of the
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value                                  Section II of the Loan    Loan Agreement on
                                                                                                                                                                                                                                                                                                                                                                                                                                         of Primary.                                                                                                                                              Agreement on page 2 item  page 2 item Number 4.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Number 4. Loan Proceeds   Loan Proceeds in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  in which the disbursement which the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  authorization reflects    disbursement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  there were no fees or     authorization
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  charges on this loan.     reflects there were
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  All loan proceeds         no fees or charges on
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  totaling the loan amount  this loan.  All loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  of $80,000.00 ($32,473.89 proceeds totaling the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  + $47,526.11) were        loan amount of $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  disbursed to the          ($XXX) were disbursed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Borrowers at closing.     to the Borrowers at
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Supporting documents have closing. Supporting
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  been uploaded as XXX      documents have been
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  #XXX_Compliance           uploaded as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Documents_05-05-2022      XXX_Compliance
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  REVIEWER - GENERAL        Documents_05-XX-2022
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  COMMENT (2022-05-27):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Unable to clear exception
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  with documentation that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  was provided. TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Itemization is not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  sufficient. Exception
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  remains
7500006271 XXX       $XXX      FL    8/XX/2004  7/XX/2004    Primary    Purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided                                                                                                            -
                                                                                                                                                                                                  Document: Missing Final 1003                                                                                                                                                                                                           to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable
                                                                                                                                                                                                                                                                                                                                                                                                                                         Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 07/11/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/11/2004.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7494283311 XXX       $XXX      TX    11/XX/2006 10/XX/2006   Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title     File does not                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found                                                                                                            -
                                                                                                                                                                                                  Policy is missing. No evidence of title   contain either                                                                                                                                                                               in file. Security Instrument Notary Date of 11/10/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                  in file.                                  Preliminary or                                                                                                                                                                               [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an
                                                                                                                                                                                                  [3] Application / Processing - Missing    Final Title                                                                                                                                                                                  assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                  Document: Missing Final 1003                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 10/10/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/10/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                                                                                                                                                                                                                         provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7503714904 XXX       $XXX      FL    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Government Documentation - Missing                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of    Federal Compliance - Final TIL                                                                            -
                                                                        Other                                                                                                                     Document: FHA Mortgage Insurance                                                                                                                                                                                                       $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $73.04.                                  Finance Charge Under Disclosed:
                                                                                                                                                                                                  Certificate not provided                                                                                                                                                                                                                                                                                                                                       There is a Lender credit on line
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 207 for $395 which is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 un-itemized therefore excluded.
7496760709 XXX       $XXX      NM    7/XX/2003  6/XX/2003    UTD        Purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing                                                                                                                                     2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an                                                                                                            -
                                                                                                                                                                                                  Document: Missing Final 1003                                                                                                                                                                                                           assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 06/15/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/15/2003.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
7502833570 XXX       $XXX      CA    11/XX/2007 10/XX/2007   Primary    Purchase                            2        B        B        B        B                                                 [2] Closing / Title - Security Instrument                                                                                                                                  2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   Federal Compliance - Final TIL                                                                            -
                                                                                                                                                                                                  is not on a FNMA/FHLMC form and does not                                                                                                                                                                                               Disclosure.                                                                                                             Finance Charge Under Disclosed:
                                                                                                                                                                                                  contain the following clauses:: Homestead                                                                                                                                                                                              [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business   Unable to determine under
                                                                                                                                                                                                  Exemption Waiver                                                                                                                                                                                                                       Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to      disclosure due to missing
                                                                                                                                                                                                                                                                                                                                                                                                                                         applicant within three (3) business days of application.                                                                Itemization of Amount Financed
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of
                                                                                                                                                                                                                                                                                                                                                                                                                                         $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $295.67.
7507475070 XXX       $XXX      NM    10/XX/2009 10/XX/2009   Primary    Refinance Cash-out -                3        C        C        C        C                                                 [3] Application / Processing - Missing                                                                                                                                     3           C           C           C           C           [3] State Compliance - New Mexico Home Loan (Escrow Not Established): Unable to determine if loan contains a required   Closing / Title - (Doc Error)                                                                             State - NC
                                                                        Debt Consolidation                                                                                                        Document: Missing Final 1003                                                                                                                                                                                                           escrow account due to missing information.                                                                              TIL Error: Final TIL not signed
                                                                                                                                                                                                  [2] Closing / Title - Security Instrument                                                                                                                                                                                              [3] State Compliance - New Mexico Home Loan (Ability to Repay not Verified): New Mexico Home Loan: File does not        by all required parties: TIL
                                                                                                                                                                                                  is not on a FNMA/FHLMC form and does not                                                                                                                                                                                               contain evidence that analysis of borrower's ability to repay was performed based on verified income, obligations,      appears to be final but not
                                                                                                                                                                                                  contain the following clauses:: Homestead                                                                                                                                                                                              assets, and/or employment using PITI payment based on fully-indexed rate and fully-amortizing payment schedule, if      signed nor initialed by
                                                                                                                                                                                                  Exemption Waiver                                                                                                                                                                                                                       applicable.                                                                                                             borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an  Federal Compliance - TIL-MDIA -
                                                                                                                                                                                                                                                                                                                                                                                                                                         assumed value of a contract sales price or original loan amount, whichever applies.                                     Initial TIL Missing: There is a
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Federal HPML 2009 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of   TIL in file that appears to be
                                                                                                                                                                                                                                                                                                                                                                                                                                         10.44010% or Final Disclosure APR of 10.44000% is in excess of allowable threshold of APOR 5.09% + 1.5%, or 6.59000%.   the initial TIL, however, as the
                                                                                                                                                                                                                                                                                                                                                                                                                                         Non-Compliant Higher Priced Mortgage Loan.                                                                              document is not dated, unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Ability to Repay Not Verified):      determine if and when it was
                                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Higher Priced Mortgage Loan:  Borrower's ability to repay not verified with reliable documentation.             provided to borrower therefore,
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided.  In order to          document is not used for
                                                                                                                                                                                                                                                                                                                                                                                                                                         determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction    testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Date.                                                                                                                   Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.        Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 10/01/2009 which is 0 months prior to consummation. A lookback   Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                         was performed to determine this application date.  The final date used for testing was 07/30/2009.                      indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA     funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                       disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business   but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application    borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                         Date.                                                                                                                   borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC
                                                                                                                                                                                                                                                                                                                                                                                                                                         Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice
                                                                                                                                                                                                                                                                                                                                                                                                                                         of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was
                                                                                                                                                                                                                                                                                                                                                                                                                                         not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.
7490099112 XXX       $XXX      KY    9/XX/2005  9/XX/2005    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided                                                                                                            -
                                                                                                                                                                                                                                                                                                                                                                                                                                         to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable
                                                                                                                                                                                                                                                                                                                                                                                                                                         Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
7499662723 XXX       $XXX      MI    9/XX/2004  9/XX/2004    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing                                                                                                            -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided
                                                                                                                                                                                                                                                                                                                                                                                                                                         Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                         determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage
                                                                                                                                                                                                                                                                                                                                                                                                                                         Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 09/03/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/03/2004.
7499473275 XXX       $XXX      CA    1/XX/2008  12/XX/2007   Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   Closing / Title - (Doc Error)                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.                                                                                                             TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA     by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                       appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                               signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL  borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.                                                                            Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower received.
7502983048 XXX       $XXX      TN    6/XX/2006  6/XX/2006    Investment Purchase                            2        B        B        B        B                                                 [3] Closing / Title - Missing Document:                                                                                                                                    2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an                                                                                                            -
                                                                                                                                                                                                  Security Instrument - Subject Lien not                                                                                                                                                                                                 assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                  provided                                                                                                                                                                                                                               [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
7503126743 XXX       $XXX      CA    9/XX/2007  8/XX/2007    Primary    Purchase                            3        D        D        D        D                                                                                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1:  Estimated    Closing / Title - (Doc Error)                                                                  Yes        TR
                                                                                                                                                                                                                                                                                                                                                                                                                                         HUD-1 used for any applicable Federal, State or Local compliance testing.                                               TIL Error: Final TIL not signed                                                                           Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.        by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 08/11/2007 which is 1 months prior to consummation. A lookback   appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                         was performed to determine this application date.  The final date used for testing was 08/09/2007.                      signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business   borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application    Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         Date.                                                                                                                   Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                               Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL  is indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.                                                                            expected funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower received.
7497990553 XXX       $XXX      CA    9/XX/2003  7/XX/2003    Investment Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                               -
7501518349 XXX       $XXX      FL    12/XX/2004 11/XX/2004   Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                               -
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 11/29/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/29/2004.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7502577572 XXX       $XXX      NM    10/XX/1998 9/XX/1998    Primary    Purchase                            3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title     File does not                                                                                                                    3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document                                       REVIEWER - GENERAL                                            No         TNR Testing Not
                                                                                                                                                                                                  Policy is missing. No evidence of title   contain either                                                                                                                                                                               containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                      COMMENT (2022-05-31):                                                    Required
                                                                                                                                                                                                  in file.                                  Preliminary or                                                                                                                                                                               [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found                                   Unable to clear exception
                                                                                                                                                                                                  [3] Application / Processing - Missing    Final Title.                                                                                                                                                                                 in file. Security Instrument Notary Date of 10/13/1998 used as disbursement date for compliance testing.                                                 with documentation that
                                                                                                                                                                                                  Document: Missing Final 1003                                                                                                                                                                                                           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an                                   was provided. Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                         assumed value of a contract sales price or original loan amount, whichever applies.                                                                      HUD. Note, Security
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                      Agreement, and TIL are
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.                                      not sufficient. Exception
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 09/13/1998 which is 1 months prior to consummation.  A lookback                                   remains.
                                                                                                                                                                                                                                                                                                                                                                                                                                         was performed to determine this application date.   The final date used for testing was 04/13/1998.  Due to missing
                                                                                                                                                                                                                                                                                                                                                                                                                                         HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
7493589030 XXX       $XXX      GA    9/XX/2007  8/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   Federal Compliance - Final TIL                                                                            -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.                                                                                                             Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA     Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                       indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL  funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.                                                                            disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower received.
7494534637 XXX       $XXX      FL    9/XX/2006  8/XX/2006    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   Closing / Title - (Doc Error)                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.                                                                                                             TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                     by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.        appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 08/01/2006 which is 1 months prior to consummation. A lookback   signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                         was performed to determine this application date.  The final date used for testing was 03/01/2006.                      borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule:  Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.                                        Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                               Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL  indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.                                                                            funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower received.
7496108999 XXX       $XXX      MD    10/XX/2006 9/XX/2006    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA     Federal Compliance - Final TIL                                                                            -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                       Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business   Before Consummation: TIL appears
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to      to be final but not signed nor
                                                                                                                                                                                                                                                                                                                                                                                                                                         applicant within three (3) business days of application.                                                                initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.
7500995333 XXX       $XXX      IA    6/XX/2005  5/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.        Federal Compliance - Final TIL                                                                            -
                                                                        Other                                                                                                                     Document: Flood Certificate not provided                                                                                                                                                                                               Compliance tests were run using an application date of 05/26/2005 which is 1 months prior to consummation. A lookback   Finance Charge Under Disclosed:
                                                                                                                                                                                                  [3] Insurance Documentation - Missing                                                                                                                                                                                                  was performed to determine this application date.  The final date used for testing was 12/26/2004.                      TIL itemization did not disclose
                                                                                                                                                                                                  Document: Mortgage Insurance Certificate                                                                                                                                                                                               [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business   a processing fee of $535 as
                                                                                                                                                                                                  (MIC) not provided                                                                                                                                                                                                                     Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application    prepaid finance charge.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of
                                                                                                                                                                                                                                                                                                                                                                                                                                         $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $508.09.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                         Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
7503405450 XXX       $XXX      PA    11/XX/2005 10/XX/2005   Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Application / Processing - Missing                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program         Federal Compliance - Final TIL                                                                            -
                                                                                                                                                                                                  Document: Missing Final 1003                                                                                                                                                                                                           disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as  Finance Charge Under Disclosed:
                                                                                                                                                                                                  [3] Insurance Documentation - Missing                                                                                                                                                                                                  an ARM.                                                                                                                 Index value used by lender is
                                                                                                                                                                                                  Document: Mortgage Insurance Certificate                                                                                                                                                                                               [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable verified as 3.326. TIL
                                                                                                                                                                                                  (MIC) not provided                                                                                                                                                                                                                     Rate Mortgages, CHARM Booklet, not provided to the borrower.                                                            itemization did not disclose a
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.        closing fee of $35, a settlement
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 10/21/2005 which is 1 months prior to consummation. A lookback   fee of $195 and a courier fee of
                                                                                                                                                                                                                                                                                                                                                                                                                                         was performed to determine this application date.  The final date used for testing was 09/30/2005.                      $59.50 as prepaid finance
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of    charges.  The TiL payment stream
                                                                                                                                                                                                                                                                                                                                                                                                                                         $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $166,358.10.                             does not contain the step of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Mortgage Insurance to .2% after
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 the initial period, causing the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 payment stream to be incorrect..
7492238384 XXX       $XXX      VA    5/XX/2003  4/XX/2003    UTD        Purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided                                                                                                            -
                                                                                                                                                                                                  Document: Missing Final 1003                                                                                                                                                                                                           to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable
                                                                                                                                                                                                                                                                                                                                                                                                                                         Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 04/30/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/30/2002.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
7506929166 XXX       $XXX      FL    9/XX/2007  8/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   Closing / Title - (Doc Error)                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.                                                                                                             TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business   by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to      appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                         applicant within three (3) business days of application.                                                                signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                               borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL  Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.                                                                            Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 but is not signed or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 dated by borrower so cannot
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 confirm that borrower received.
7507831931 XXX       $XXX      FL    2/XX/2008  2/XX/2008    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule:                                                                                                            -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
7495631870 XXX       $XXX      NC    6/XX/2006  5/XX/2006    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   Closing / Title - (Doc Error)                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.                                                                                                             TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                               by all required parties: TIL in
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL  file indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.                                                                            expected funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 but is not signed
7492287347 XXX       $XXX      FL    1/XX/2006  12/XX/2005   Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided                                                                                                            -
                                                                                                                                                                                                                                                                                                                                                                                                                                         to the borrower within three (3) days of application.
7502483790 XXX       $XXX      FL    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title     File does not                                                                                                                    2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   Closing / Title - (Doc Error)                                                                             -
                                                                        Other                                                                                                                     Policy is missing. No evidence of title   contain a                                                                                                                                                                                    Disclosure.                                                                                                             TIL Error: Final TIL not signed
                                                                                                                                                                                                  in file.                                  final title                                                                                                                                                                                  [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA     by all required parties: Til
                                                                                                                                                                                                  [3] Lien - Missing evidence of lien       policy or                                                                                                                                                                                    Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                       appears to be final but not
                                                                                                                                                                                                  position on Other Financing.: Lien        subordination                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to signed or initialed by Borrowers
                                                                                                                                                                                                  Position: 2                               agreement to                                                                                                                                                                                 determine compliance with rescission timing requirements.                                                               Federal Compliance - Final TIL
                                                                                                                                                                                                                                            confirm the                                                                                                                                                                                  [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                               Not Provided to Borrower At or
                                                                                                                                                                                                                                            lien position                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in  Before Consummation: TIL in file
                                                                                                                                                                                                                                            for the other                                                                                                                                                                                Lending Act:  Subject loan transaction disbursed on 10/29/2007, prior to three (3) business days from transaction date  indicated to be final, expected
                                                                                                                                                                                                                                            financing                                                                                                                                                                                    of 10/26/2007.                                                                                                          funding date same as
                                                                                                                                                                                                                                            documented as                                                                                                                                                                                [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in   disbursement and/or note date
                                                                                                                                                                                                                                            an existing                                                                                                                                                                                  Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).                             but is not signed or
                                                                                                                                                                                                                                            lien on the                                                                                                                                                                                  [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL  dated by borrower so cannot
                                                                                                                                                                                                                                            loan                                                                                                                                                                                         was not provided to the borrower by closing.                                                                            confirm that borrower received.
                                                                                                                                                                                                                                            application
                                                                                                                                                                                                                                            and AUS.
7509004109 XXX       $XXX      KS    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title     File does not                                                                                                                    2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an  Closing / Title - (Doc Error)                                                                             -
                                                                        Other                                                                                                                     Policy is missing. No evidence of title   contain either                                                                                                                                                                               assumed value of a contract sales price or original loan amount, whichever applies.                                     TIL Error: Final TIL not signed
                                                                                                                                                                                                  in file.                                  Preliminary or                                                                                                                                                                               [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA    by all required parties: TIL
                                                                                                                                                                                                  [3] Application / Processing - Missing    Final Title                                                                                                                                                                                  Credit Score Disclosure within a reasonably practicable time after using credit score.                                  appears to be Final but not
                                                                                                                                                                                                  Document: Missing Final 1003                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.        signed or initialed by all
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 11/13/2006 which is 1 months prior to consummation. A lookback   required parties.
                                                                                                                                                                                                                                                                                                                                                                                                                                         was performed to determine this application date.  The final date used for testing was 06/13/2006.                      Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than       Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                         single family residence, state and federal testing may be impacted.                                                     Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA     indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                       funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business   disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application    but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                         Date.                                                                                                                   borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC    borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice
                                                                                                                                                                                                                                                                                                                                                                                                                                         of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.
7493516892 XXX       $XXX      MA    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -                3        C        C        C        C                                                 [3] Title / Lien Defect - Final Title     File does not                                                                                                                    3           C           C           C           C           [3] State Compliance - Massachusetts Borrower's Interest Tangible Net Benefit Test: Unable to determine if the loan was State Compliance - Massachusetts                                                                          State - NC
                                                                        Other                                                                                                                     Policy is missing. No evidence of title   contain either                                                                                                                                                                               refinanced without a tangible net benefit to the borrower due to missing information.                                   Late Charge Percent Testing:
                                                                                                                                                                                                  in file.                                  Preliminary or                                                                                                                                                                               [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an  Note 4% late fee exceeds the
                                                                                                                                                                                                  [3] Application / Processing - Missing    Final Title.                                                                                                                                                                                 assumed value of a contract sales price or original loan amount, whichever applies.                                     maximum of 3% per state of MA.
                                                                                                                                                                                                  Document: Missing Final 1003                                                                                                                                                                                                           [2] Miscellaneous Compliance - Initial TIL not provided                                                                 Closing / Title - (Doc Error)
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File:        TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                         Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that    by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         the home loan is in the borrower's interest.                                                                            appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - Massachusetts Late Charge Percent Testing: Note late charge exceeds maximum per state.           signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.        borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 10/25/2006 which is 1 months prior to consummation. A lookback   Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         was performed to determine this application date.  The final date used for testing was 05/25/2006.                      Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                         to be determined. Unable to determine if correct TILA rescission form was used.                                         indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business   funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application    disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                         Date.                                                                                                                   but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to borrower so cannot confirm the
                                                                                                                                                                                                                                                                                                                                                                                                                                         determine compliance with rescission timing requirements.                                                               borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.
7497453510 XXX       $XXX      CA    3/XX/2008  2/XX/2008    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title     File does not                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found  Closing / Title - (Doc Error)                                                                             -
                                                                        Other                                                                                                                     Policy is missing. No evidence of title   contain either                                                                                                                                                                               in file. Security Instrument Notary Date of 03/14/2008 used as disbursement date for compliance testing.                TIL Error: Final TIL not signed
                                                                                                                                                                                                  in file.                                  Preliminary of                                                                                                                                                                               [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an  by all required parties: TIL
                                                                                                                                                                                                  [3] Application / Processing - Missing    Final Title.                                                                                                                                                                                 assumed value of a contract sales price or original loan amount, whichever applies.                                     appears to be final but not
                                                                                                                                                                                                  Document: Missing Final 1003                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.        signed nor initialed by
                                                                                                                                                                                                  [2] Closing / Title - Security Instrument                                                                                                                                                                                              Compliance tests were run using an application date of 02/14/2008 which is 1 months prior to consummation. A lookback   borrower.
                                                                                                                                                                                                  is not on a FNMA/FHLMC form and does not                                                                                                                                                                                               was performed to determine this application date.  The final date used for testing was 09/14/2007.                      Federal Compliance - Final TIL
                                                                                                                                                                                                  contain the following clauses::                                                                                                                                                                                                        [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able Not Provided to Borrower At or
                                                                                                                                                                                                  Mortgagors requirement to maintain                                                                                                                                                                                                     to be determined. Unable to determine if correct TILA rescission form was used.                                         Before Consummation: TIL in file
                                                                                                                                                                                                  adequate insurance at the mortgagor's own                                                                                                                                                                                              [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than       indicated to be final, expected
                                                                                                                                                                                                  expense, Homestead Exemption Waiver                                                                                                                                                                                                    single family residence, state and federal testing may be impacted.                                                     funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA     disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                       but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business   borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application    borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC
                                                                                                                                                                                                                                                                                                                                                                                                                                         Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                         Lending Act:  Subject loan transaction disbursed on 03/14/2008, prior to three (3) business days from transaction date of 03/14/2008.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice
                                                                                                                                                                                                                                                                                                                                                                                                                                         of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.
7492210103 XXX       $XXX      NY    9/XX/2007  8/XX/2007    Investment Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title                                                                                                                                      2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found                                                                                                            -
                                                                        Other                                                                                                                     Policy is missing. No evidence of title                                                                                                                                                                                                in file. Security Instrument Notary Date of 09/12/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                  in file.                                                                                                                                                                                                                               [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA
                                                                                                                                                                                                  [3] Application / Processing - Missing                                                                                                                                                                                                 Credit Score Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                  Document: Missing Final 1003                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 08/12/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/12/2007.
7491194842 XXX       $XXX      NY    6/XX/2006  5/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title     File does not                                                                                                                    2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an  State Compliance - New York Late                                                                          -
                                                                        Other                                                                                                                     Policy is missing. No evidence of title   contain either                                                                                                                                                                               assumed value of a contract sales price or original loan amount, whichever applies.                                     Charge Percent Testing: Late
                                                                                                                                                                                                  in file.                                  preliminary or                                                                                                                                                                               [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA    charge 4% exceeds max of 2% per
                                                                                                                                                                                                  [3] Application / Processing - Missing    final title                                                                                                                                                                                  Credit Score Disclosure within a reasonably practicable time after using credit score.                                  State (NY)
                                                                                                                                                                                                  Document: Missing Final 1003                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.        Closing / Title - (Doc Error)
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 05/05/2006 which is 1 months prior to consummation. A lookback   TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                         was performed to determine this application date.  The final date used for testing was 12/05/2005.                      by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.                appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA     signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                       borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business   Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application    Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                         Date.                                                                                                                   Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC    indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                         Signature Date. Unable to determine compliance with rescission timing requirements.                                     funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                               disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice   but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                         of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security         borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                         interest.                                                                                                               borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.
7496618600 XXX       $XXX      IL    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title     File does not                                                                                                                    2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                               -
                                                                        Other                                                                                                                     Policy is missing. No evidence of title   contain either                                                                                                                                                                               [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                  in file.                                  Preliminary or                                                                                                                                                                               Compliance tests were run using an application date of 10/30/2006 which is 1 months prior to consummation. A lookback
                                                                                                                                                                                                  [3] Application / Processing - Missing    Final Title.                                                                                                                                                                                 was performed to determine this application date.  The final date used for testing was 05/30/2006.
                                                                                                                                                                                                  Document: Missing Final 1003                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application
                                                                                                                                                                                                                                                                                                                                                                                                                                         Date.
7496668711 XXX       $XXX      NY    2/XX/2009  1/XX/2009    Primary    Refinance Limited                   2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   Federal Compliance - Final TIL                                                                            -
                                                                        Cash-out GSE                                                                                                                                                                                                                                                                                                                                                     Disclosure.                                                                                                             Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively        Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                         determine date of consummation. Note date used as transaction date for purposes of determining compliance with          indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                         rescission timing requirements                                                                                          funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                         determine compliance with rescission timing requirements.                                                               but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL  borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.                                                                            borrower received.
7499820784 XXX       $XXX      GA    8/XX/2007  7/XX/2007    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable
                                                                                                                                                                                                                                                                                                                                                                                                                                         Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
7494257764 XXX       $XXX      NJ    2/XX/2003  1/XX/2003    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                               -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                               [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                         determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                         Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7495807965 XXX       $XXX      MI    5/XX/2007  4/XX/2007    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                         determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage
                                                                                                                                                                                                                                                                                                                                                                                                                                         Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 04/17/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/09/2007.
7499935738 XXX       $XXX      TX    11/XX/1998 10/XX/1998   Primary    Purchase                            3        D        D        D        D                                                 [3] Application / Processing - Missing                                                                                                                                     3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document                                                                                                     No         TNR Testing Not
                                                                                                                                                                                                  Document: Missing Final 1003                                                                                                                                                                                                           containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                               Required
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/13/1998 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 10/13/1998 which is 1 months prior to consummation.  A lookback
                                                                                                                                                                                                                                                                                                                                                                                                                                         was performed to determine this application date.   The final date used for testing was 05/13/1998.  Due to missing
                                                                                                                                                                                                                                                                                                                                                                                                                                         HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7496147351 XXX       $XXX      NY    1/XX/1999  12/XX/1998   Primary    Refinance UTD                       3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title     File does not                                                                                                                    3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document                                                                                                     Yes        TR
                                                                                                                                                                                                  Policy is missing. No evidence of title   contain either                                                                                                                                                                               containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                               Indeterminable
                                                                                                                                                                                                  in file.                                  Preliminary or                                                                                                                                                                               [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not
                                                                                                                                                                                                  [3] Application / Processing - Missing    Final Title.                                                                                                                                                                                 provided to the borrower.
                                                                                                                                                                                                  Document: Missing Final 1003                                                                                                                                                                                                           [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable
                                                                                                                                                                                                  [2] Closing / Title - Security Instrument                                                                                                                                                                                              Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                  is not on a FNMA/FHLMC form and does not                                                                                                                                                                                               [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found
                                                                                                                                                                                                  contain the following clauses::                                                                                                                                                                                                        in file. Security Instrument Notary Date of 01/29/1999 used as disbursement date for compliance testing.
                                                                                                                                                                                                  Mortgagors requirement to maintain                                                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an
                                                                                                                                                                                                  adequate insurance at the mortgagor's own                                                                                                                                                                                              assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                  expense, Homestead Exemption Waiver                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 12/29/1998 which is 1 months prior to consummation.  A lookback
                                                                                                                                                                                                                                                                                                                                                                                                                                         was performed to determine this application date.   The final date used for testing was 07/29/1998.  Due to missing
                                                                                                                                                                                                                                                                                                                                                                                                                                         HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                                                                                                                                                                                                                         provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7498236581 XXX       $XXX      CA    8/XX/2006  8/XX/2006    Primary    Refinance Cash-out -                1        A        A        A        A                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                             -
                                                                        Debt Consolidation
7498086212 XXX       $XXX      NJ    2/XX/2007  1/XX/2007    Primary    Construction-Permanent              2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 01/20/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure to applicant within three (3) business days of application due to missing information.
7500079316 XXX       $XXX      FL    8/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business                                                                                                             -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                               Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
7498878979 XXX       $XXX      TX    1/XX/2004  12/XX/2003   Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                               -
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7497702237 XXX       $XXX      AR    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title     File does not                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found  Closing / Title - (Doc Error)                                                                             -
                                                                        Other                                                                                                                     Policy is missing. No evidence of title   contain either                                                                                                                                                                               in file. Security Instrument Notary Date of 12/28/2006 used as disbursement date for compliance testing.                TIL Error: Final TIL not signed
                                                                                                                                                                                                  in file.                                  Preliminary or                                                                                                                                                                               [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.        by all required parties: TIL
                                                                                                                                                                                                  [3] Application / Processing - Missing    Final Title.                                                                                                                                                                                 Compliance tests were run using an application date of 11/28/2006 which is 1 months prior to consummation. A lookback   appears to be final but not
                                                                                                                                                                                                  Document: Missing Final 1003                                                                                                                                                                                                           was performed to determine this application date.                                                                       signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         to be determined. Unable to determine if correct TILA rescission form was used.                                         Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business   Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement    Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure to applicant within three (3) business days of application due to missing information.                       indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC    funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                         Signature Date. Unable to determine compliance with rescission timing requirements.                                     disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                               but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in  borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                         Lending Act:  Subject loan transaction disbursed on 12/28/2006, prior to three (3) business days from transaction date  borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                         of 12/28/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice
                                                                                                                                                                                                                                                                                                                                                                                                                                         of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.
7505133590 XXX       $XXX      VA    4/XX/2007  4/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   Closing / Title - (Doc Error)                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.                                                                                                             TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA     by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                       appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                               signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL  borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.                                                                            Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower received.
7508556875 XXX       $XXX      SC    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   Federal Compliance - Final TIL   SELLER - GENERAL COMMENT  GENERAL COMMENT                                -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                               Disclosure.                                                                                                             Not Provided to Borrower At or   (2022-06-14): The issue   (2022-06-14): The
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.        Before Consummation: TIL in file cited has either been     issue cited has
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 03/18/2007 which is 1 months prior to consummation. A lookback   indicated to be final. Expected  resolved or was           either been resolved
                                                                                                                                                                                                                                                                                                                                                                                                                                         was performed to determine this application date.                                                                       funding date same as             determined to not be an   or was determined to
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business   disbursement and/or note date    exception as noted. South not be an exception
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement    but is not dated by borrower so  Carolina Consumer         as noted. South
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure to applicant within three (3) business days of application due to missing information.                       cannot confirm when borrower     Protection Code 37-23-70  Carolina Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to received the TIL.                (D) requires mortgage     Protection Code
                                                                                                                                                                                                                                                                                                                                                                                                                                         determine compliance with rescission timing requirements.                                                                                                brokers and originators   37-23-70 (D) requires
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan:                                    to provide the borrower   mortgage brokers and
                                                                                                                                                                                                                                                                                                                                                                                                                                         Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the                                      with a document           originators to
                                                                                                                                                                                                                                                                                                                                                                                                                                         origination and making of the loan.                                                                                                                      specifying the agency     provide the borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.                                                                               designated to receive     with a document
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL                                   complaints or inquiries   specifying the agency
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.                                                                                                             about the origination and designated to receive
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  making of the loan, with  complaints or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  the telephone number and  inquiries about the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  address of the agency.    origination and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  This requirement was not  making of the loan,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  applicable to Federally   with the telephone
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  regulated banks per       number and address of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  definitions in the        the agency. This
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  related Code. This loan   requirement was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  was originated by a       applicable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  retail center of XXX. As  Federally regulated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  such, said disclosure was banks per definitions
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  not applicable to the     in the related Code.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  origination of this loan. This loan was
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  REVIEWER - GENERAL        originated by a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  COMMENT (2022-06-14):     retail center of XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  "AMC performs its review  As such, said
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  for compliance with state disclosure was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  and local laws enacted to applicable to the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  combat predatory lending  origination of this
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  without regard to the     loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  status of the originating
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  lender, particularly in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  connection with reviews
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  for secondary market
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  purchasers that are not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  federally chartered
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  institutions. In the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  event that a national
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  bank originates a loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  that triggers the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  thresholds of a state law
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  enacted to combat
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  predatory lending and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  subsequently sells that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  loan in the secondary
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  market to an entity that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  is not a national
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  bank/federally chartered
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  institution there is some
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  uncertainty whether the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  assignee, by virtue of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  contractual rights, would
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  be able to assert the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  same exemption/preemption
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  claim in litigation or a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  regulatory enforcement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  action involving the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  South Carolina CHL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Complaint Agency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Specifically in relation
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  to the SC Complaint
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Agency Disclosure. The SC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Complaint Disclosure is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  part of the SC high cost
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  law (albeit applicable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  all Consumer Home Loans)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  and would therefore
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  continue to be tested
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  based on the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  aforementioned testing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  methodology.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Additionally, South
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Carolina's Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Protection Code contains
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  the high-cost regulation
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  under Chapter 23 entitled
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  "South Carolina High-Cost
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  and Consumer Home Loans
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Act", where there is no
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  specific exemption
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  provided to national
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  banks and their subs. The
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Act simply defines
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  "lender" as including,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  but not limited to, "a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  mortgage broker
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  originating a loan in a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  table-funded loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  transaction in which the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  broker is identified as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  the original payee of the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  note." So while a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  national bank may claim
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  preemption from the state
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  law banking statutes,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  there is some uncertainty
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  whether any assignee
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  would be able to assert
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  that same
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  exemption/preemption
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  claim in litigation or a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  regulatory enforcement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  action involving the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  "
7499519048 XXX       $XXX      FL    4/XX/2006  3/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.        Federal Compliance - Final TIL                                                                            -
                                                                        Debt Consolidation                                                                                                        Document: Flood Certificate not provided                                                                                                                                                                                               Compliance tests were run using an application date of 03/30/2006 which is 1 months prior to consummation. A lookback   Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                         was performed to determine this application date.                                                                       Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business   indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement    funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure to applicant within three (3) business days of application due to missing information.                       disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to but is
                                                                                                                                                                                                                                                                                                                                                                                                                                         determine compliance with rescission timing requirements.                                                               not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.                                              so cannot confirm that borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL  received.
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.
7509759661 XXX       $XXX      FL    1/XX/2006  11/XX/2005   Primary    Purchase                            2        B        B        B        B                                                 [3] Insurance Documentation - Missing                                                                                                                                      2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three    Federal Compliance - Final TIL                                                                            -
                                                                                                                                                                                                  Document: Mortgage Insurance Certificate                                                                                                                                                                                               (3) days of application due to missing information.                                                                     Not Provided to Borrower At or
                                                                                                                                                                                                  (MIC) not provided                                                                                                                                                                                                                     [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                         Rate Mortgages, CHARM Booklet, not provided to the borrower.                                                            indicated to be final. Expected
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.                                                                                                             disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA     but is not dated by borrower so
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                       cannot confirm when borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL  received the TIL.
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.
7501687152 XXX       $XXX      CA    5/XX/2007  4/XX/2007    Primary    Purchase                            3        D        D        D        D                                                                                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final Federal Compliance - Final TIL                                                                 Yes        TR HUD
                                                                                                                                                                                                                                                                                                                                                                                                                                         HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.                 Finance Charge Under Disclosed:                                                                           Deficiency
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not      TIL itemization did not disclose
                                                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower.                                                                                               a loan discount fee of $XXX0 as
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business   a prepaid finance charge, which
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to      is reflected on the hud. The TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         applicant within three (3) business days of application.                                                                itemization disclosed prepaid
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of    interest of $869.94, which is
                                                                                                                                                                                                                                                                                                                                                                                                                                         $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $6,006.68.                               reflected at $672.62 on the hud.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 and a settlement fee of $400
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 which is reflected at $550 on
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 the hud. The TIL itemization
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 disclosed fees for
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 courier/messenger fees $50,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 flood check fee $26, and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 document signing fee of $200,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 not disclosed as prepaid finance
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 charges on the hud. There is a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 seller credit on the hud of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 $10,000, not itemized.
7496099675 XXX       $XXX      CA    6/XX/2005  5/XX/2005    Investment Purchase                            1        A        A        A        A                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                             -
7505199872 XXX       $XXX      CA    9/XX/2007  8/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: ARM loan program disclosure does  Federal Compliance - Final TIL                                                                            -
                                                                                                                                                                                                                                                                                                                                                                                                                                         not match terms of loan.                                                                                                Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three    Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                         (3) days of application due to missing information.                                                                     is indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable expected funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                         Rate Mortgages, CHARM Booklet, not provided to the borrower.                                                            disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.                                                                                                             borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL  borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.
7502060930 XXX       $XXX      AZ    3/XX/2005  2/XX/2005    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three                                                                                                              -
                                                                                                                                                                                                                                                                                                                                                                                                                                         (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 02/16/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
7506442945 XXX       $XXX      MS    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Government Documentation - Missing                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or                                                                                                           -
                                                                        Other                                                                                                                     Document: FHA Case Number Assignment not                                                                                                                                                                                               DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8
                                                                                                                                                                                                  provided                                                                                                                                                                                                                               Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
                                                                                                                                                                                                  [3] Government Documentation - Missing                                                                                                                                                                                                 [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule:
                                                                                                                                                                                                  Document: FHA Mortgage Insurance                                                                                                                                                                                                       Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                  Certificate not provided
7507501029 XXX       $XXX      TX    3/XX/2006  10/XX/2005   Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.
7495902762 XXX       $XXX      CA    12/XX/2007 11/XX/2007   Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.                                                                                                                  -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                               Compliance tests were run using an application date of 11/18/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
7501941004 XXX       $XXX      GA    12/XX/2007 11/XX/2007   Primary    Purchase                            2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title                                                                                                                                      2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an                                                                                                            -
                                                                                                                                                                                                  Policy is missing. No evidence of title                                                                                                                                                                                                assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                  in file.                                                                                                                                                                                                                               [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                  [3] Application / Processing - Missing                                                                                                                                                                                                 [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                  Document: Missing Final 1003                                                                                                                                                                                                           Compliance tests were run using an application date of 11/14/2007 which is 1 months prior to consummation. A lookback
                                                                                                                                                                                                  [3] Closing / Title - (Missing Doc)                                                                                                                                                                                                    was performed to determine this application date.
                                                                                                                                                                                                  Missing Note Addendum: Note P&I does not                                                                                                                                                                                               [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than
                                                                                                                                                                                                  match calculated P&I: Note P&I of                                                                                                                                                                                                      single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                  $2,550.75 does not match Calculated P&I                                                                                                                                                                                                [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                                                                                                                  of $2,544.52
                                                                                                                                                                                                  [2] Closing / Title - Note is not on a
                                                                                                                                                                                                  FNMA/FHLMC form and does not contain the
                                                                                                                                                                                                  standard Due on Sale clause.
7508965528 XXX       $XXX      SC    5/XX/2004  4/XX/2004    Primary    Purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing                                                                                                                                     2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                               -
                                                                                                                                                                                                  Document: Missing Final 1003                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 04/27/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan:
                                                                                                                                                                                                                                                                                                                                                                                                                                         Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7499842099 XXX       $XXX      FL    5/XX/2006  4/XX/2006    Primary    Purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA                                                                                                              -
                                                                                                                                                                                                  Document: Missing Final 1003                                                                                                                                                                                                           Credit Score Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 04/23/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
7492177354 XXX       $XXX      CA    5/XX/2009  4/XX/2009    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Government Documentation - Missing                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business                                                                                                             -
                                                                                                                                                                                                  Document: FHA Mortgage Insurance                                                                                                                                                                                                       Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to
                                                                                                                                                                                                  Certificate not provided                                                                                                                                                                                                               applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                         Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                         Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
7493777463 XXX       $XXX      MD    4/XX/2007  4/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   Closing / Title - (Doc Error)                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.                                                                                                             TIL Error: Borrower signature
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.                                              not dated.: Final TIL not
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL  signed.
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.                                                                            Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 is indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 expected funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 disbursement and/or note date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Signature is dated, but cannot
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 confirm when received by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower.
7505164106 XXX       $XXX      IL    5/XX/2007  4/XX/2007    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                         Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
7508023554 XXX       $XXX      CA    9/XX/2005  8/XX/2005    Primary    Refinance Cash-out -                1        A        A        A        A                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                             -
                                                                        Other
7493549481 XXX       $XXX      NM    6/XX/2008  4/XX/2008    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   Closing / Title - (Doc Error)                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.                                                                                                             TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.     appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA     signed nor initialed by the
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                       borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
7504088201 XXX       $XXX      GA    6/XX/2009  5/XX/2009    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Missing Document - FHA Informed                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA                                                                                                              -
                                                                                                                                                                                                  Consumer Choice Disclosure is missing.:                                                                                                                                                                                                Credit Score Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                  Disclosure: FHA - Informed Consumer                                                                                                                                                                                                    [2] Federal Compliance - FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor
                                                                                                                                                                                                  Choice Disclosure (Government Documents)                                                                                                                                                                                               application date used as FHA case # assignment date for purposes of any applicable compliance testing.
                                                                                                                                                                                                  [3] Government Documentation - Missing                                                                                                                                                                                                 [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                  Document: FHA Case Number Assignment not                                                                                                                                                                                               [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment
                                                                                                                                                                                                  provided                                                                                                                                                                                                                               penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                  [3] Government Documentation - Missing                                                                                                                                                                                                 [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively
                                                                                                                                                                                                  Document: FHA Mortgage Insurance                                                                                                                                                                                                       determine date of consummation. Note date used as transaction date for purposes of determining compliance with
                                                                                                                                                                                                  Certificate not provided                                                                                                                                                                                                               rescission timing requirements
7506347600 XXX       $XXX      CO    6/XX/2004  5/XX/2004    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program                                                                                                                   -
                                                                        Debt Consolidation                                                                                                        Document: Missing Final 1003                                                                                                                                                                                                           disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable
                                                                                                                                                                                                                                                                                                                                                                                                                                         Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 05/28/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                         Lending Act:  Subject loan transaction disbursed on 07/01/2004, prior to three (3) business days from transaction date of 06/28/2004.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                         Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
7509503077 XXX       $XXX      CO    6/XX/2006  5/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not                                                                                                                -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                               provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable
                                                                                                                                                                                                                                                                                                                                                                                                                                         Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 05/13/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                                                                                                                                                                                                                         provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7491261541 XXX       $XXX      GA    7/XX/2006  6/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three    Closing / Title - (Doc Error)                                                                             -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                            (3) days of application due to missing information.                                                                     TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable by all required parties: TIL in
                                                                                                                                                                                                                                                                                                                                                                                                                                         Rate Mortgages, CHARM Booklet, not provided to the borrower.                                                            file indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   expected funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.                                                                                                             disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA     but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                       borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business   borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                                                                                                                                                                                                                         provided.
7498846322 XXX       $XXX      OK    8/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program                                                                                                                   -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                               disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                         Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
7507849464 XXX       $XXX      IL    2/XX/2008  1/XX/2008    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [2] Closing / Title - Security Instrument                                                                                                                                  2           B           B           B           B           [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable                                                                                                           -
                                                                        Debt Consolidation                                                                                                        is not on a FNMA/FHLMC form and does not                                                                                                                                                                                               Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                  contain the following clauses:: Homestead
                                                                                                                                                                                                  Exemption Waiver
7490978447 XXX       $XXX      NY    8/XX/2005  8/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not                                                                                                                -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                            provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - New York Prepayment Penalty: New York Prepayment Penalty: Max prepay term allowed on an adjustable rate loan greater than $250,000 is 12 months.  Loan contracts for prepay term of 36 months, which exceeds max allowable.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
7503991415 XXX       $XXX      CO    2/XX/2006  2/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program                                                                                                                   -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                               disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable
                                                                                                                                                                                                                                                                                                                                                                                                                                         Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 02/09/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.
7492940725 XXX       $XXX      IL    3/XX/2006  2/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer                                                                                                                 -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                            Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 02/14/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure to applicant within three (3) business days of application due to missing information.
7503283645 XXX       $XXX      CA    9/XX/2005  8/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three    Federal Compliance - Final TIL                                                                            -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                               (3) days of application due to missing information.                                                                     Finance Charge Under Disclosed:
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Final TIL does not reflect as a
                                                                                                                                                                                                                                                                                                                                                                                                                                         Rate Mortgages, CHARM Booklet, not provided to the borrower.                                                            Neg Am
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 08/22/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of
                                                                                                                                                                                                                                                                                                                                                                                                                                         $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $68,467.20.
7496951914 XXX       $XXX      CA    5/XX/2005  4/XX/2005    Primary    Purchase                            3        D        D        D        D                                                                                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final                                                                                                Yes        TR HUD
                                                                                                                                                                                                                                                                                                                                                                                                                                         HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.                                                                                                                           Deficiency
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - California Prepayment Penalty ARM Test: California Prepayment Penalty:  Interest rate increase may be invalid due to borrower not being permitted to prepay the loan without penalty within 90 days of notification of any increase in the interest rate, depending on the lender's license type.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - California Prepayment Penalty Test: California Prepayment Penalty: Maximum prepay  allowed is 6 months interest calculated on 80% of the original balance ($XXX).  Loan contracts for maximum calculated prepay of
                                                                                                                                                                                                                                                                                                                                                                                                                                         $XXX, which exceeds max allowable.  Prepay may be impermissible depending on the lender's license type.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable
                                                                                                                                                                                                                                                                                                                                                                                                                                         Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA
                                                                                                                                                                                                                                                                                                                                                                                                                                         Credit Score Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 04/05/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
7500658960 XXX       $XXX      IL    7/XX/2007  6/XX/2007    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three                                                                                                              -
                                                                                                                                                                                                                                                                                                                                                                                                                                         (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of
                                                                                                                                                                                                                                                                                                                                                                                                                                         9.95000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 06/19/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
7499105214 XXX       $XXX      OH    12/XX/2003 11/XX/2003   Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                         disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                         Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
7491850658 XXX       $XXX      CO    8/XX/2004  7/XX/2004    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three                                                                                                              -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                               (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable
                                                                                                                                                                                                                                                                                                                                                                                                                                         Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 07/22/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure to applicant within three (3) business days of application due to missing information.
7499425559 XXX       $XXX      OH    5/XX/2005  5/XX/2005    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - Ohio Prepayment Penalty: Ohio Prepayment Penalty: Maximum calculated prepay of $XXX exceeds the state maximum of 1% of the original balance ($XXX).  Prepay language states prepay will not exceed maximum permitted by applicable law.
7500865158 XXX       $XXX      CA    5/XX/2005  5/XX/2005    Primary    Refinance Rate/Term                 3        D        D        D        D                                                                                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No                                                                                                     Yes        TR
                                                                                                                                                                                                                                                                                                                                                                                                                                         document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                      Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable
                                                                                                                                                                                                                                                                                                                                                                                                                                         Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/20/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 05/03/2005 which is 0 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
7491100504 XXX       $XXX      CA    8/XX/2006  8/XX/2006    Primary    Purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Closing / Title - (Doc Error)                                                                             -
                                                                                                                                                                                                  Document: Missing Final 1003                                                                                                                                                                                                           Rate Mortgages, CHARM Booklet, not provided to the borrower.                                                            TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.                                                                                                             appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.        signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 08/04/2006 which is 0 months prior to consummation. A lookback   borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         was performed to determine this application date.                                                                       Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                               Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL  Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.                                                                            indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower received.
7496652832 XXX       $XXX      OH    6/XX/2005  5/XX/2005    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - Ohio Alternate Prepayment Penalty SMLA Test: Ohio Prepayment Penalty:  Loan contains an impermissible prepayment penalty which allows for a prepayment penalty on a refinance by the same lender. (applies only to Second Mortgage Loan Act registrants)
7495298582 XXX       $XXX      TN    4/XX/2003  3/XX/2003    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title                                                                                                                                      2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not                                                                                                                -
                                                                        Other                                                                                                                     Policy is missing. No evidence of title                                                                                                                                                                                                provided to the borrower.
                                                                                                                                                                                                  in file.                                                                                                                                                                                                                               [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable
                                                                                                                                                                                                  [3] Application / Processing - Missing                                                                                                                                                                                                 Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                  Document: Flood Certificate not provided                                                                                                                                                                                               [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found
                                                                                                                                                                                                  [3] Application / Processing - Missing                                                                                                                                                                                                 in file. Security Instrument Notary Date of 04/08/2003 used as disbursement date for compliance testing.
                                                                                                                                                                                                  Document: Missing Final 1003                                                                                                                                                                                                           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 03/08/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                                                                                                                                                                                                                         provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7508053085 XXX       $XXX      NY    12/XX/2000 11/XX/2000   Primary    Purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not                                                                                                                -
                                                                                                                                                                                                  Document: Flood Certificate not provided                                                                                                                                                                                               provided to the borrower.
                                                                                                                                                                                                  [3] Application / Processing - Missing                                                                                                                                                                                                 [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable
                                                                                                                                                                                                  Document: Missing Final 1003                                                                                                                                                                                                           Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 11/04/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7498160625 XXX       $XXX      CA    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not      Closing / Title - (Doc Error)                                                                             -
                                                                        Other                                                                                                                     Document: Missing Final 1003                                                                                                                                                                                                           provided to the borrower.                                                                                               TIL Error: Final TIL not signed
                                                                                                                                                                                                  [2] Closing / Title - Security Instrument                                                                                                                                                                                              [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable by all required parties: TIL
                                                                                                                                                                                                  is not on a FNMA/FHLMC form and does not                                                                                                                                                                                               Rate Mortgages, CHARM Booklet, not provided to the borrower.                                                            appears to be final but not
                                                                                                                                                                                                  contain the following clauses:: Homestead                                                                                                                                                                                              [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.        signed nor initialed by
                                                                                                                                                                                                  Exemption Waiver                                                                                                                                                                                                                       Compliance tests were run using an application date of 06/12/2007 which is 1 months prior to consummation. A lookback   borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         was performed to determine this application date.                                                                       Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                         determine compliance with rescission timing requirements.                                                               Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                               indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL  funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.                                                                            disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 but is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 so cannot confirm that borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 received.
7504595391 XXX       $XXX      CA    2/XX/2006  1/XX/2006    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                         disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - California Prepayment Penalty ARM Test: California Prepayment Penalty:  Interest rate increase may be invalid due to borrower not being permitted to prepay the loan without penalty within 90 days of notification of any increase in the interest rate, depending on the lender's license type.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 01/18/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
7505483098 XXX       $XXX      CA    12/XX/2004 11/XX/2004   Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not                                                                                                                -
                                                                        Other                                                                                                                     Document: Missing Final 1003                                                                                                                                                                                                           provided to the borrower.
                                                                                                                                                                                                  [2] Closing / Title - Security Instrument                                                                                                                                                                                              [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable
                                                                                                                                                                                                  is not on a FNMA/FHLMC form and does not                                                                                                                                                                                               Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                  contain the following clauses:: Homestead                                                                                                                                                                                              [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                  Exemption Waiver                                                                                                                                                                                                                       [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 11/13/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure to applicant within three (3) business days of application due to missing information.
7496698075 XXX       $XXX      KY    1/XX/2006  1/XX/2006    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three                                                                                                              -
                                                                                                                                                                                                                                                                                                                                                                                                                                         (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 01/23/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.
7492612745 XXX       $XXX      UT    3/XX/2005  3/XX/2005    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Insurance Documentation - Missing                                                                                                                                      2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.                                                                                                                  -
                                                                                                                                                                                                  Document: Mortgage Insurance Certificate                                                                                                                                                                                               Compliance tests were run using an application date of 03/08/2005 which is 0 months prior to consummation. A lookback
                                                                                                                                                                                                  (MIC) not provided                                                                                                                                                                                                                     was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure to applicant within three (3) business days of application due to missing information.
7493710627 XXX       $XXX      CO    11/XX/2005 10/XX/2005   Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three                                                                                                              -
                                                                                                                                                                                                                                                                                                                                                                                                                                         (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 10/24/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure to applicant within three (3) business days of application due to missing information.
7490436973 XXX       $XXX      SC    6/XX/2007  4/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not      Closing / Title - (Doc Error)                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower.                                                                                               TIL Error: Borrower signature
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   not dated.: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.                                                                                                             indicated to be final. Expected
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business   funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to      disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                         applicant within three (3) business days of application.                                                                but is not dated by borrower so
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan:   cannot confirm when borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                         Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the     received the TIL.
                                                                                                                                                                                                                                                                                                                                                                                                                                         origination and making of the loan.                                                                                     Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.                                              Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL  Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.                                                                            indicated to be final. Expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 but is not dated by borrower so
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 cannot confirm when borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 received the TIL.
7507061172 XXX       $XXX      AR    9/XX/2002  8/XX/2002    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title                                                                                                                                      2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not                                                                                                                -
                                                                        Other                                                                                                                     Policy is missing. No evidence of title                                                                                                                                                                                                provided to the borrower.
                                                                                                                                                                                                  in file.                                                                                                                                                                                                                               [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable
                                                                                                                                                                                                  [3] Application / Processing - Missing                                                                                                                                                                                                 Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                  Document: Flood Certificate not provided                                                                                                                                                                                               [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an
                                                                                                                                                                                                  [3] Application / Processing - Missing                                                                                                                                                                                                 assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                  Document: Missing Final 1003                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                  [2] Closing / Title - Security Instrument                                                                                                                                                                                              [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                  is not on a FNMA/FHLMC form and does not                                                                                                                                                                                               Compliance tests were run using an application date of 08/11/2002 which is 1 months prior to consummation. A lookback
                                                                                                                                                                                                  contain the following clauses:: Homestead                                                                                                                                                                                              was performed to determine this application date.
                                                                                                                                                                                                  Exemption Waiver                                                                                                                                                                                                                       [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                                                                                                                                                                                                                         provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7494581086 XXX       $XXX      OH    10/XX/2004 9/XX/2004    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program                                                                                                                   -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                               disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable
                                                                                                                                                                                                                                                                                                                                                                                                                                         Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 09/25/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure to applicant within three (3) business days of application due to missing information.
7503622909 XXX       $XXX      NJ    5/XX/2007  2/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   Closing / Title - (Doc Error)                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.                                                                                                             TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                               by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL  appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.                                                                            signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower received.
7509463129 XXX       $XXX      SC    1/XX/2007  12/XX/2006   Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score                                    SELLER - GENERAL COMMENT  GENERAL COMMENT                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.                                                                                                                                              (2022-06-14): The issue   (2022-06-14): The
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business                                    cited has either been     issue cited has
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to                                       resolved or was           either been resolved
                                                                                                                                                                                                                                                                                                                                                                                                                                         applicant within three (3) business days of application.                                                                                                 determined to not be an   or was determined to
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan:                                    exception as noted.       not be an exception
                                                                                                                                                                                                                                                                                                                                                                                                                                         Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the                                      Based on the review it    as noted.  Based on
                                                                                                                                                                                                                                                                                                                                                                                                                                         origination and making of the loan.                                                                                                                      appears SC Code 37-23-70  the review it appears
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  (D), prior to 2012        SC Code 37-23-70 (D),
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Brokerage companies (CLD) prior to 2012
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  were required to comply   Brokerage companies
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  with disclosing the       (CLD) were required
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Complaint Disclosures for to comply with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Mortgage loans; this      disclosing the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  requirement was not       Complaint Disclosures
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  applicable to Federal     for Mortgage loans;
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  banking institutions.     this requirement was
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  The loan originated as a  not applicable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  XXX loan in 1/2007; as    Federal banking
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  such, said disclosure was institutions.  The
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  not applicable at time of loan originated as a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  origination.              XXX loan in 1/2007;
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  REVIEWER - GENERAL        as such, said
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  COMMENT (2022-06-14):     disclosure was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  "AMC performs its review  applicable at time of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  for compliance with state origination.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  and local laws enacted to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  combat predatory lending
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  without regard to the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  status of the originating
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  lender, particularly in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  connection with reviews
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  for secondary market
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  purchasers that are not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  federally chartered
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  institutions. In the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  event that a national
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  bank originates a loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  that triggers the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  thresholds of a state law
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  enacted to combat
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  predatory lending and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  subsequently sells that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  loan in the secondary
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  market to an entity that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  is not a national
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  bank/federally chartered
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  institution there is some
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  uncertainty whether the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  assignee, by virtue of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  contractual rights, would
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  be able to assert the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  same exemption/preemption
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  claim in litigation or a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  regulatory enforcement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  action involving the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  South Carolina CHL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Complaint Agency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Specifically in relation
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  to the SC Complaint
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Agency Disclosure. The SC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Complaint Disclosure is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  part of the SC high cost
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  law (albeit applicable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  all Consumer Home Loans)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  and would therefore
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  continue to be tested
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  based on the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  aforementioned testing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  methodology.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Additionally, South
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Carolina's Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Protection Code contains
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  the high-cost regulation
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  under Chapter 23 entitled
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  "South Carolina High-Cost
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  and Consumer Home Loans
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Act", where there is no
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  specific exemption
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  provided to national
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  banks and their subs. The
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Act simply defines
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  "lender" as including,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  but not limited to, "a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  mortgage broker
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  originating a loan in a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  table-funded loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  transaction in which the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  broker is identified as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  the original payee of the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  note." So while a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  national bank may claim
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  preemption from the state
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  law banking statutes,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  there is some uncertainty
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  whether any assignee
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  would be able to assert
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  that same
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  exemption/preemption
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  claim in litigation or a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  regulatory enforcement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  action involving the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  "
7505694542 XXX       $XXX      OK    11/XX/2002 10/XX/2002   Primary    Purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found                                                                                                            -
                                                                                                                                                                                                  Document: Missing Final 1003                                                                                                                                                                                                           in file. Security Instrument Notary Date of 11/08/2002 used as disbursement date for compliance testing.
                                                                                                                                                                                                  [2] Closing / Title - Security Instrument                                                                                                                                                                                              [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an
                                                                                                                                                                                                  is not on a FNMA/FHLMC form and does not                                                                                                                                                                                               assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                  contain the following clauses:: Homestead                                                                                                                                                                                              [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                  Exemption Waiver                                                                                                                                                                                                                       [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 10/08/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7498637514 XXX       $XXX      SC    12/XX/2006 11/XX/2006   Primary    Purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing                                                                                                                                     2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                      SELLER - GENERAL COMMENT  GENERAL COMMENT                                -
                                                                                                                                                                                                  Document: Missing Final 1003                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.                                         (2022-06-13): The issue   (2022-06-13): The
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 11/06/2006 which is 1 months prior to consummation. A lookback                                    cited has either been     issue cited has
                                                                                                                                                                                                                                                                                                                                                                                                                                         was performed to determine this application date.                                                                                                        resolved or was           either been resolved
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business                                    determined to not be an   or was determined to
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement                                     exception as noted. XXX   not be an exception
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure to applicant within three (3) business days of application due to missing information.                                                        is a Federally Chartered  as noted. XXX is a
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan:                                    Bank and is exempt from   Federally Chartered
                                                                                                                                                                                                                                                                                                                                                                                                                                         Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the                                      State Compliance, South   Bank and is exempt
                                                                                                                                                                                                                                                                                                                                                                                                                                         origination and making of the loan.                                                                                                                      Carolina's Complaint      from State
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Agency Disclosure is not  Compliance, South
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  applicable to XXX.        Carolina's Complaint
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  REVIEWER - GENERAL        Agency Disclosure is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  COMMENT (2022-06-13):     not applicable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  "AMC performs its review  XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  for compliance with state
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  and local laws enacted to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  combat predatory lending
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  without regard to the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  status of the originating
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  lender, particularly in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  connection with reviews
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  for secondary market
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  purchasers that are not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  federally chartered
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  institutions. In the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  event that a national
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  bank originates a loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  that triggers the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  thresholds of a state law
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  enacted to combat
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  predatory lending and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  subsequently sells that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  loan in the secondary
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  market to an entity that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  is not a national
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  bank/federally chartered
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  institution there is some
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  uncertainty whether the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  assignee, by virtue of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  contractual rights, would
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  be able to assert the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  same exemption/preemption
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  claim in litigation or a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  regulatory enforcement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  action involving the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  South Carolina CHL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Complaint Agency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Specifically in relation
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  to the SC Complaint
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Agency Disclosure. The SC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Complaint Disclosure is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  part of the SC high cost
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  law (albeit applicable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  all Consumer Home Loans)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  and would therefore
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  continue to be tested
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  based on the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  aforementioned testing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  methodology.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Additionally, South
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Carolina's Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Protection Code contains
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  the high-cost regulation
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  under Chapter 23 entitled
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  "South Carolina High-Cost
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  and Consumer Home Loans
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Act", where there is no
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  specific exemption
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  provided to national
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  banks and their subs. The
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Act simply defines
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  "lender" as including,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  but not limited to, "a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  mortgage broker
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  originating a loan in a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  table-funded loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  transaction in which the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  broker is identified as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  the original payee of the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  note." So while a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  national bank may claim
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  preemption from the state
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  law banking statutes,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  there is some uncertainty
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  whether any assignee
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  would be able to assert
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  that same
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  exemption/preemption
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  claim in litigation or a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  regulatory enforcement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  action involving the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  "
7498068089 XXX       $XXX      CT    12/XX/2006 12/XX/2006   Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 12/07/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test
                                                                                                                                                                                                                                                                                                                                                                                                                                         Affiliated Business Disclosure due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
7500063020 XXX       $XXX      RI    1/XX/2007  12/XX/2006   Primary    Purchase                            2        B        B        B        B                                                 [2] Closing / Title - Security Instrument                                                                                                                                  2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   Closing / Title - (Doc Error)    SELLER - GENERAL COMMENT  GENERAL COMMENT                                -
                                                                                                                                                                                                  is not on a FNMA/FHLMC form and does not                                                                                                                                                                                               Disclosure.                                                                                                             TIL Error: Borrower signature    (2022-06-01): The issue   (2022-06-01): The
                                                                                                                                                                                                  contain the following clauses:: Homestead                                                                                                                                                                                              [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.        not dated.: TIL in file          cited has either been     issue cited has
                                                                                                                                                                                                  Exemption Waiver                                                                                                                                                                                                                       Compliance tests were run using an application date of 12/26/2006 which is 1 months prior to consummation. A lookback   indicated to be final. Expected  resolved or was           either been resolved
                                                                                                                                                                                                                                                                                                                                                                                                                                         was performed to determine this application date.                                                                       funding date same as             determined to not be an   or was determined to
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. disbursement and/or note date    exception as noted. XXX   not be an exception
                                                                                                                                                                                                                                                                                                                                                                                                                                         Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.     but is not dated by borrower so  is a Federally Chartered  as noted. XXX is a
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business   cannot confirm when borrower     Bank and is exempt from   Federally Chartered
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement    received the TIL.                State Compliance, Rhode   Bank and is exempt
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure to applicant within three (3) business days of application due to missing information.                       Federal Compliance - Final TIL   Island's Home Loan        from State
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - Rhode Island Home Loan (Invoices for Third Party Fees Not in File - Unable to Determined if Bona Not Provided to Borrower At or   Protection Act is not     Compliance, Rhode
                                                                                                                                                                                                                                                                                                                                                                                                                                         Fide): Rhode Island Home Loan: No documentation in loan file to confirm third party fees listed on the HUD-1.           Before Consummation: TIL in file applicable to XXX.        Island's Home Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.                                              indicated to be final. Expected  REVIEWER - GENERAL        Protection Act is not
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL  funding date same as             COMMENT (2022-06-01):     applicable to XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.                                                                            disbursement and/or note date    Exception downgraded to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 but is not dated by borrower so  EV2 based on Federal Bank
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 cannot confirm when borrower     exemption and at request
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 received the TIL.                of the client.
7503436436 XXX       $XXX      TX    8/XX/2008  6/XX/2008    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business                                                                                                             -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                               Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
7501060339 XXX       $XXX      TX    5/XX/2006  4/XX/2006    Primary    Purchase                            1        A        A        A        A                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                             -
7496696117 XXX       $XXX      FL    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score                                                                                                             -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                            Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 10/16/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure to applicant within three (3) business days of application due to missing information.
7509121131 XXX       $XXX      MD    12/XX/2005 12/XX/2005   Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score                                                                                                             -
                                                                        Other                                                                                                                     Document: Missing Final 1003                                                                                                                                                                                                           Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 12/01/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.
7500423051 XXX       $XXX      NJ    9/XX/2005  5/XX/2005    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7509142078 XXX       $XXX      NJ    3/XX/2007  2/XX/2007    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Application / Processing - Missing                                                                                                                                     2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an                                                                                                            -
                                                                                                                                                                                                  Document: Missing Final 1003                                                                                                                                                                                                           assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                  [3] Closing / Title - (Missing Doc)                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                  Missing Note Addendum: Note P&I does not                                                                                                                                                                                               [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                  match calculated P&I: Note P&I of                                                                                                                                                                                                      Compliance tests were run using an application date of 02/23/2007 which is 1 months prior to consummation. A lookback
                                                                                                                                                                                                  $4,308.51 does not match Calculated P&I                                                                                                                                                                                                was performed to determine this application date.
                                                                                                                                                                                                  of $4,297.12                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than
                                                                                                                                                                                                  [2] Closing / Title - Security Instrument                                                                                                                                                                                              single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                  is not on a FNMA/FHLMC form and does not                                                                                                                                                                                               [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                  contain the following clauses:: Homestead                                                                                                                                                                                              provided.
                                                                                                                                                                                                  Exemption Waiver                                                                                                                                                                                                                       [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7501643823 XXX       $XXX      NY    4/XX/2007  3/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   Closing / Title - (Doc Error)                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.                                                                                                             TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                               by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL  appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.                                                                            signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower received.
7500085699 XXX       $XXX      SC    1/XX/2009  12/XX/2008   Primary    Purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score                                    SELLER - GENERAL COMMENT  GENERAL COMMENT                                -
                                                                                                                                                                                                  Document: Missing Final 1003                                                                                                                                                                                                           Disclosure.                                                                                                                                              (2022-06-08): The issue   (2022-06-08): The
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan:                                    cited has either been     issue cited has
                                                                                                                                                                                                                                                                                                                                                                                                                                         Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the                                      resolved or was           either been resolved
                                                                                                                                                                                                                                                                                                                                                                                                                                         origination and making of the loan.                                                                                                                      determined to not be an   or was determined to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  exception as noted.       not be an exception
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Based on the review it    as noted.  Based on
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  appears SC Code 37-23-70  the review it appears
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  (D), prior to 2012        SC Code 37-23-70 (D),
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Brokerage companies were  prior to 2012
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  required to comply with   Brokerage companies
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  disclosing the Complaint  were required to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Disclosures for Mortgage  comply with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  loans; this requirement   disclosing the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  was not applicable to     Complaint Disclosures
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Federal banking           for Mortgage loans;
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  institutions.  The loan   this requirement was
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  originated as a XXX loan  not applicable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  in 1/2009; as such, said  Federal banking
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  disclosure was not        institutions.  The
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  applicable at time of     loan originated as a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  origination.              XXX loan in 1/2009;
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  REVIEWER - GENERAL        as such, said
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  COMMENT (2022-06-08):     disclosure was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  "AMC performs its review  applicable at time of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  for compliance with state origination.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  and local laws enacted to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  combat predatory lending
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  without regard to the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  status of the originating
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  lender, particularly in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  connection with reviews
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  for secondary market
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  purchasers that are not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  federally chartered
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  institutions. In the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  event that a national
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  bank originates a loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  that triggers the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  thresholds of a state law
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  enacted to combat
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  predatory lending and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  subsequently sells that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  loan in the secondary
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  market to an entity that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  is not a national
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  bank/federally chartered
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  institution there is some
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  uncertainty whether the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  assignee, by virtue of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  contractual rights, would
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  be able to assert the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  same exemption/preemption
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  claim in litigation or a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  regulatory enforcement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  action involving the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  South Carolina CHL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Complaint Agency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Specifically in relation
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  to the SC Complaint
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Agency Disclosure. The SC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Complaint Disclosure is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  part of the SC high cost
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  law (albeit applicable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  all Consumer Home Loans)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  and would therefore
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  continue to be tested
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  based on the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  aforementioned testing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  methodology.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Additionally, South
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Carolina's Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Protection Code contains
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  the high-cost regulation
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  under Chapter 23 entitled
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  "South Carolina High-Cost
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  and Consumer Home Loans
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Act", where there is no
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  specific exemption
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  provided to national
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  banks and their subs. The
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Act simply defines
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  "lender" as including,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  but not limited to, "a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  mortgage broker
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  originating a loan in a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  table-funded loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  transaction in which the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  broker is identified as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  the original payee of the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  note." So while a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  national bank may claim
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  preemption from the state
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  law banking statutes,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  there is some uncertainty
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  whether any assignee
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  would be able to assert
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  that same
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  exemption/preemption
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  claim in litigation or a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  regulatory enforcement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  action involving the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  loan."
7497678989 XXX       $XXX      NY    10/XX/2004 9/XX/2004    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing                                                                                                                                     2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an                                                                                                            -
                                                                        Other                                                                                                                     Document: Flood Certificate not provided                                                                                                                                                                                               assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                  [3] Application / Processing - Missing                                                                                                                                                                                                 [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                  Document: Missing Final 1003                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 09/14/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - New York Prepayment Penalty: New York Prepayment Penalty: Maximum prepay term allowed on a loan with an interest rate greater than 6% is 12 months.  Loan with an interest rate of 6.12000% contracts for a prepay term of 36 months, which exceeds max allowable.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or
                                                                                                                                                                                                                                                                                                                                                                                                                                         DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8
                                                                                                                                                                                                                                                                                                                                                                                                                                         Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
7499525415 XXX       $XXX      CA    6/XX/2003  5/XX/2003    Investment Refinance Rate/Term                 2        B        B        B        B                                                 [3] Application / Processing - Missing                                                                                                                                     2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an                                                                                                            -
                                                                                                                                                                                                  Document: Missing Final 1003                                                                                                                                                                                                           assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 05/14/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
7502675749 XXX       $XXX      NJ    1/XX/2007  8/XX/2006    Primary    Purchase                            2        B        B        B        B                                                 [2] Closing / Title - Security Instrument                                                                                                                                  2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   Closing / Title - (Doc Error)                                                                             -
                                                                                                                                                                                                  is not on a FNMA/FHLMC form and does not                                                                                                                                                                                               Disclosure.                                                                                                             TIL Error: Final TIL not signed
                                                                                                                                                                                                  contain the following clauses:: Homestead                                                                                                                                                                                              [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business   by all required parties: TIL
                                                                                                                                                                                                  Exemption Waiver                                                                                                                                                                                                                       Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to      appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                         applicant within three (3) business days of application.                                                                signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                               borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of    Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $553.66.                                 Finance Charge Under Disclosed:
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL  Unable to determine reason for
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.                                                                            under disclosure due to missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 TIL Itemization.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 indicated to be final. Expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 but is not dated by borrower so
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 cannot confirm when borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 received the TIL.
7490144958 XXX       $XXX      IL    8/XX/2009  7/XX/2009    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 07/26/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure to applicant within three (3) business days of application due to missing information.
7493641237 XXX       $XXX      SC    12/XX/2006 10/XX/2006   Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   Closing / Title - (Doc Error)                                                                             -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                            Disclosure.                                                                                                             TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         determine compliance with rescission timing requirements.                                                               appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan:   signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                         Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the     borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         origination and making of the loan.                                                                                     Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                               Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in   Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                         Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).                             indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL  funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.                                                                            disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 but is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 so cannot confirm that borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 received
7507970036 XXX       $XXX      FL    9/XX/2006  8/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title                                                                                                                                      2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found  Closing / Title - (Doc Error)                                                                             -
                                                                        Other                                                                                                                     Policy is missing. No evidence of title                                                                                                                                                                                                in file. Security Instrument Notary Date of 09/29/2006 used as disbursement date for compliance testing.                TIL Error: Final TIL not signed
                                                                                                                                                                                                  in file.                                                                                                                                                                                                                               [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an  by all required parties: TIL
                                                                                                                                                                                                  [3] Application / Processing - Missing                                                                                                                                                                                                 assumed value of a contract sales price or original loan amount, whichever applies.                                     appears to be final but not
                                                                                                                                                                                                  Document: Missing Final 1003                                                                                                                                                                                                           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   signed nor initialed by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.                                                                                                             Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.        Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 08/29/2006 which is 1 months prior to consummation. A lookback   Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                         was performed to determine this application date.                                                                       indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than       funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                         single family residence, state and federal testing may be impacted.                                                     disbursement date and/or note
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA     date but is not signed or dated
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                       by borrower so cannot confirm
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business   that borrower received
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                         determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                         Lending Act:  Subject loan transaction disbursed on 09/29/2006, prior to three (3) business days from transaction date of 09/29/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.
7506384914 XXX       $XXX      IL    11/XX/2007 10/XX/2007   Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
7495632299 XXX       $XXX      NM    1/XX/2007  12/XX/2006   Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.        Closing / Title - (Doc Error)                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 12/29/2006 which is 1 months prior to consummation. A lookback   TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                         was performed to determine this application date.                                                                       by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                         Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.     signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA     borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                       Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business   Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement    Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure to applicant within three (3) business days of application due to missing information.                       indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                               funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL  disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.                                                                            but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower received.
7505096025 XXX       $XXX      NY    7/XX/2006  5/XX/2006    Primary    Purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA                                                                                                              -
                                                                                                                                                                                                  Document: Missing Final 1003                                                                                                                                                                                                           Credit Score Disclosure within a reasonably practicable time after using credit score.
7491453589 XXX       $XXX      NY    5/XX/2005  4/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title                                                                                                                                      2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an  Federal Compliance - Final TIL                                                                            -
                                                                        Debt Consolidation                                                                                                        Policy is missing. No evidence of title                                                                                                                                                                                                assumed value of a contract sales price or original loan amount, whichever applies.                                     Finance Charge Under Disclosed:
                                                                                                                                                                                                  in file.                                                                                                                                                                                                                               [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   Disclosed payment on Note of
                                                                                                                                                                                                  [3] Application / Processing - Missing                                                                                                                                                                                                 Disclosure.                                                                                                             $634.66 does not correspond with
                                                                                                                                                                                                  Document: Missing Final 1003                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                     the loan amount, loan term, and
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.        interest rate on the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 04/20/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - New York Prepayment Penalty: New York Prepayment Penalty: Maximum prepay term allowed on a loan with an interest rate greater than 6% is 12 months.  Loan with an interest rate of 6.99000% contracts for a prepay term of 36 months, which exceeds max allowable.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or
                                                                                                                                                                                                                                                                                                                                                                                                                                         DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8
                                                                                                                                                                                                                                                                                                                                                                                                                                         Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                         determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of
                                                                                                                                                                                                                                                                                                                                                                                                                                         $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $473.40.
7509109590 XXX       $XXX      IL    8/XX/2007  8/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   Closing / Title - (Doc Error)                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.                                                                                                             TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                               by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL  appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.                                                                            signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 but is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 so cannot confirm that borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 received.
7509836703 XXX       $XXX      NY    1/XX/2003  12/XX/2002   Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.        Federal Compliance - Final TIL                                                                            -
                                                                        Debt Consolidation                                                                                                        Document: Missing Final 1003                                                                                                                                                                                                           Compliance tests were run using an application date of 12/10/2002 which is 1 months prior to consummation. A lookback   Finance Charge Under Disclosed:
                                                                                                                                                                                                                                                                                                                                                                                                                                         was performed to determine this application date.                                                                       Under disclosure appears to be
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively        fee related.  The HUD is showing
                                                                                                                                                                                                                                                                                                                                                                                                                                         determine date of consummation. Note date used as transaction date for purposes of determining compliance with          a $125 Subordination Fee and a
                                                                                                                                                                                                                                                                                                                                                                                                                                         rescission timing requirements                                                                                          $300 Title Pick up fee that are
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to not reflected on the Itemization
                                                                                                                                                                                                                                                                                                                                                                                                                                         determine compliance with rescission timing requirements.                                                               of Amount Financed
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of
                                                                                                                                                                                                                                                                                                                                                                                                                                         $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $449.46.
7508148150 XXX       $XXX      SC    4/XX/2007  3/XX/2007    Investment Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title                                                                                                                                      2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found                                                                                                            -
                                                                        Other                                                                                                                     Policy is missing. No evidence of title                                                                                                                                                                                                in file. Security Instrument Notary Date of 04/26/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                  in file.                                                                                                                                                                                                                               [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                  [3] Application / Processing - Missing                                                                                                                                                                                                 Compliance tests were run using an application date of 03/26/2007 which is 1 months prior to consummation. A lookback
                                                                                                                                                                                                  Document: Missing Final 1003                                                                                                                                                                                                           was performed to determine this application date.
7507946011 XXX       $XXX      CA    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   Closing / Title - (Doc Error)                                                                             -
                                                                        Debt Consolidation                                                                                                        Document: Missing Final 1003                                                                                                                                                                                                           Disclosure.                                                                                                             TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         determine compliance with rescission timing requirements.                                                               appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                               signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL  borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.                                                                            Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower received.
7491571800 XXX       $XXX      NJ    11/XX/2006 10/XX/2006   Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   Federal Compliance - Final TIL                                                                            -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.                                                                                                             Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business   Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to      indicated to be final. Expected
                                                                                                                                                                                                                                                                                                                                                                                                                                         applicant within three (3) business days of application.                                                                funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.                                              disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL  but is not dated by borrower so
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.                                                                            cannot confirm when borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 received the TIL.
7500772475 XXX       $XXX      NY    10/XX/2006 8/XX/2006    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA     Closing / Title - (Doc Error)                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                       TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                               by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of    appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                         $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $551.88.                                 signed or initialed by the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Finance Charge Under Disclosed:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Unable to determine under
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 disclosure due to missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Itemization of amount financed.
7495041676 XXX       $XXX      SC    11/XX/2006 10/XX/2006   Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score                                    SELLER - GENERAL COMMENT  GENERAL COMMENT                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.                                                                                                                                              (2022-06-10): The issue   (2022-06-10): The
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA                                      cited has either been     issue cited has
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                        resolved or was           either been resolved
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business                                    determined to not be an   or was determined to
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to                                       exception as noted.       not be an exception
                                                                                                                                                                                                                                                                                                                                                                                                                                         applicant within three (3) business days of application.                                                                                                 Based on the review it    as noted.  Based on
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan:                                    appears SC Code 37-23-70  the review it appears
                                                                                                                                                                                                                                                                                                                                                                                                                                         Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the                                      (D) effective date is     SC Code 37-23-70 (D)
                                                                                                                                                                                                                                                                                                                                                                                                                                         origination and making of the loan.                                                                                                                      2012 for providing        effective date is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Complaint disclosures to  2012 for providing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  the borrower.  Subject    Complaint disclosures
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  loan originated in        to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  11/2006; as such, said    Subject loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  disclosure was not        originated in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  applicable at time of     11/2006; as such,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  origination.              said disclosure was
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  REVIEWER - GENERAL        not applicable at
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  COMMENT (2022-06-10):     time of origination.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  "AMC performs its review
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  for compliance with state
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  and local laws enacted to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  combat predatory lending
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  without regard to the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  status of the originating
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  lender, particularly in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  connection with reviews
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  for secondary market
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  purchasers that are not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  federally chartered
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  institutions. In the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  event that a national
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  bank originates a loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  that triggers the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  thresholds of a state law
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  enacted to combat
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  predatory lending and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  subsequently sells that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  loan in the secondary
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  market to an entity that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  is not a national
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  bank/federally chartered
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  institution there is some
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  uncertainty whether the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  assignee, by virtue of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  contractual rights, would
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  be able to assert the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  same exemption/preemption
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  claim in litigation or a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  regulatory enforcement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  action involving the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  South Carolina CHL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Complaint Agency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Specifically in relation
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  to the SC Complaint
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Agency Disclosure. The SC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Complaint Disclosure is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  part of the SC high cost
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  law (albeit applicable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  all Consumer Home Loans)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  and would therefore
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  continue to be tested
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  based on the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  aforementioned testing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  methodology.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Additionally, South
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Carolina's Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Protection Code contains
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  the high-cost regulation
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  under Chapter 23 entitled
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  "South Carolina High-Cost
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  and Consumer Home Loans
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Act", where there is no
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  specific exemption
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  provided to national
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  banks and their subs. The
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Act simply defines
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  "lender" as including,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  but not limited to, "a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  mortgage broker
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  originating a loan in a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  table-funded loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  transaction in which the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  broker is identified as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  the original payee of the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  note." So while a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  national bank may claim
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  preemption from the state
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  law banking statutes,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  there is some uncertainty
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  whether any assignee
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  would be able to assert
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  that same
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  exemption/preemption
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  claim in litigation or a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  regulatory enforcement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  action involving the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  loan."
7496782158 XXX       $XXX      SC    11/XX/2006 10/XX/2006   Primary    Purchase                            2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title                                                                                                                                      2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   Federal Compliance - Final TIL                                                                            -
                                                                                                                                                                                                  Policy is missing. No evidence of title                                                                                                                                                                                                Disclosure.                                                                                                             Not Provided to Borrower At or
                                                                                                                                                                                                  in file.                                                                                                                                                                                                                               [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan:   Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                         Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the     indicated to be final. Expected
                                                                                                                                                                                                                                                                                                                                                                                                                                         origination and making of the loan.                                                                                     funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.                                              disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL  but is not dated by borrower so
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.                                                                            cannot confirm when borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 received the TIL
7502546076 XXX       $XXX      NM    11/XX/2004 6/XX/2004    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Closing / Title - (Doc Error)                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.     TIL Error: Borrower signature
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.                                              not dated.: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL  indicated to be final. Expected
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.                                                                            funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 but is not dated by borrower so
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 cannot confirm when borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 received the TIL.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 indicated to be final. Expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 but is not dated by borrower so
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 cannot confirm when borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 received the TIL.
7505527198 XXX       $XXX      NY    8/XX/2007  6/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   Federal Compliance - Final TIL                                                                            -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.                                                                                                             Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL  Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.                                                                            is indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 expected funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 disbursement and/or note date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Signature is dated, but cannot
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 confirm when received by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower.
7506935373 XXX       $XXX      IL    8/XX/2005  7/XX/2005    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   Closing / Title - (Doc Error)                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.                                                                                                             TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA     by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                       appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business   signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to      borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         applicant within three (3) business days of application.                                                                Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                               Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL  Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.                                                                            indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 but is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 so cannot confirm that borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 received.
7506053387 XXX       $XXX      TX    11/XX/2003 10/XX/2003   Investment Purchase                            3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title                                                                                                                                      3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No                                       REVIEWER - GENERAL                                            No         TNR Testing Not
                                                                                                                                                                                                  Policy is missing. No evidence of title                                                                                                                                                                                                document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                             COMMENT (2022-05-31):                                                    Required
                                                                                                                                                                                                  in file.                                                                                                                                                                                                                               [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found                                   Unable to clear exception
                                                                                                                                                                                                  [3] Application / Processing - Missing                                                                                                                                                                                                 in file. Security Instrument Notary Date of 11/14/2003 used as disbursement date for compliance testing.                                                 with documentation that
                                                                                                                                                                                                  Document: Missing Final 1003                                                                                                                                                                                                           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an                                   was provided. Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                         assumed value of a contract sales price or original loan amount, whichever applies.                                                                      HUD. Closing Instructions
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.                                      are not sufficient.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 10/14/2003 which is 1 months prior to consummation.  A lookback                                   Exception remains.
                                                                                                                                                                                                                                                                                                                                                                                                                                         was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
7496419494 XXX       $XXX      SC    9/XX/2007  8/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   Federal Compliance - Final TIL   SELLER - GENERAL COMMENT  GENERAL COMMENT                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.                                                                                                             Not Provided to Borrower At or   (2022-06-09): The issue   (2022-06-09): The
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business   Before Consummation: TIL in file cited has either been     issue cited has
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to      indicated to be final, expected  resolved or was           either been resolved
                                                                                                                                                                                                                                                                                                                                                                                                                                         applicant within three (3) business days of application.                                                                funding date same as             determined to not be an   or was determined to
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan:   disbursement and/or note date    exception as noted.       not be an exception
                                                                                                                                                                                                                                                                                                                                                                                                                                         Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the     but is not signed or dated by    Based on the review it    as noted.  Based on
                                                                                                                                                                                                                                                                                                                                                                                                                                         origination and making of the loan.                                                                                     borrower so cannot confirm that  appears SC Code 37-23-70  the review it appears
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL  borrower received.               (D), prior to 2012        SC Code 37-23-70 (D),
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.                                                                                                             Brokerage companies were  prior to 2012
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  required to comply with   Brokerage companies
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  disclosing the Complaint  were required to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  disclosures for Mortgage  comply with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  loans; this requirement   disclosing the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  was not applicable to     Complaint disclosures
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Federal regulated banks.  for Mortgage loans;
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  The loan originated as a  this requirement was
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  XXX loan in 09/13/2007;   not applicable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  as such, said disclosure  Federal regulated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  was not applicable at     banks. The loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  time of origination.      originated as a XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  REVIEWER - GENERAL        loan in 09/XX/2007;
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  COMMENT (2022-06-09):     as such, said
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  "AMC performs its review  disclosure was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  for compliance with state applicable at time of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  and local laws enacted to origination.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  combat predatory lending
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  without regard to the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  status of the originating
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  lender, particularly in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  connection with reviews
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  for secondary market
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  purchasers that are not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  federally chartered
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  institutions. In the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  event that a national
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  bank originates a loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  that triggers the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  thresholds of a state law
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  enacted to combat
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  predatory lending and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  subsequently sells that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  loan in the secondary
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  market to an entity that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  is not a national
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  bank/federally chartered
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  institution there is some
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  uncertainty whether the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  assignee, by virtue of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  contractual rights, would
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  be able to assert the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  same exemption/preemption
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  claim in litigation or a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  regulatory enforcement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  action involving the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  South Carolina CHL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Complaint Agency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Specifically in relation
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  to the SC Complaint
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Agency Disclosure. The SC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Complaint Disclosure is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  part of the SC high cost
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  law (albeit applicable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  all Consumer Home Loans)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  and would therefore
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  continue to be tested
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  based on the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  aforementioned testing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  methodology.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Additionally, South
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Carolina's Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Protection Code contains
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  the high-cost regulation
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  under Chapter 23 entitled
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  "South Carolina High-Cost
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  and Consumer Home Loans
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Act", where there is no
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  specific exemption
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  provided to national
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  banks and their subs. The
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Act simply defines
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  "lender" as including,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  but not limited to, "a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  mortgage broker
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  originating a loan in a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  table-funded loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  transaction in which the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  broker is identified as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  the original payee of the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  note." So while a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  national bank may claim
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  preemption from the state
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  law banking statutes,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  there is some uncertainty
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  whether any assignee
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  would be able to assert
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  that same
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  exemption/preemption
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  claim in litigation or a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  regulatory enforcement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  action involving the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  loan."
7508608709 XXX       $XXX      IL    3/XX/2006  2/XX/2006    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   Federal Compliance - Final TIL                                                                            -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.                                                                                                             Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than       Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                         single family residence, state and federal testing may be impacted.                                                     indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not     funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                         provided.                                                                                                               disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL  but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.                                                                            borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower received.
7495458323 XXX       $XXX      SC    9/XX/2006  8/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title                                                                                                                                      2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an                                                                                                            -
                                                                        Other                                                                                                                     Policy is missing. No evidence of title                                                                                                                                                                                                assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                  in file.                                                                                                                                                                                                                               [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                  [3] Application / Processing - Missing                                                                                                                                                                                                 [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                  Document: Missing Final 1003                                                                                                                                                                                                           Compliance tests were run using an application date of 08/12/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan:
                                                                                                                                                                                                                                                                                                                                                                                                                                         Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                                                                                                                                                                                                                         provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7499535877 XXX       $XXX      GA    8/XX/2006  8/XX/2006    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA     Closing / Title - (Doc Error)                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                       TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                               by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL  appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.                                                                            signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 but is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 so cannot confirm that borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 received.
7499159421 XXX       $XXX      NC    11/XX/2008 10/XX/2008   Primary    Refinance Cash-out -                3        C        C        C        C                                                 [3] Title / Lien Defect - Final Title                                                                                                                                      3           C           C           C           C           [3] State Compliance - (State HPML Provision) North Carolina Rate Spread Home Loan (Ability to Repay Requirements Not   Closing / Title - (Doc Error)                                                                             State - NC
                                                                        Other                                                                                                                     Policy is missing. No evidence of title                                                                                                                                                                                                Met): North Carolina Rate Spread Home Loan:  Borrower's ability to repay not verified with reliable documentation.      TIL Error: Final TIL not signed
                                                                                                                                                                                                  in file.                                                                                                                                                                                                                               [3] State Compliance - North Carolina Rate Spread Threshold Test Non-Compliant: North Carolina Rate Spread Home Loan:   by all required parties: TIL
                                                                                                                                                                                                  [3] Application / Processing - Missing                                                                                                                                                                                                 APR on subject loan of 9.85003% or Final Disclosure APR of 9.85000% is in excess of allowable threshold of US Treasury  appears to be final but not
                                                                                                                                                                                                  Document: Missing Final 1003                                                                                                                                                                                                           4.1200% + 3%, or 7.12000% and Conventional Mortgage Rate 5.94000% + 1.75%, or 7.69000%.  Non-Compliant Rate Spread Home signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                         Loan.                                                                                                                   borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.        Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 10/17/2008 which is 1 months prior to consummation. A lookback   Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                         was performed to determine this application date.                                                                       Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than       indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                         single family residence, state and federal testing may be impacted.                                                     funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                         Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.     but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA     borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                       borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC
                                                                                                                                                                                                                                                                                                                                                                                                                                         Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice
                                                                                                                                                                                                                                                                                                                                                                                                                                         of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.
7497546795 XXX       $XXX      NY    7/XX/2003  6/XX/2003    Investment Refinance Rate/Term                 2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title                                                                                                                                      2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found                                                                                                            -
                                                                                                                                                                                                  Policy is missing. No evidence of title                                                                                                                                                                                                in file. Security Instrument Notary Date of 07/25/2003 used as disbursement date for compliance testing.
                                                                                                                                                                                                  in file.                                                                                                                                                                                                                               [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an
                                                                                                                                                                                                  [3] Application / Processing - Missing                                                                                                                                                                                                 assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                  Document: Flood Certificate not provided                                                                                                                                                                                               [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                  [3] Application / Processing - Missing                                                                                                                                                                                                 Compliance tests were run using an application date of 06/25/2003 which is 1 months prior to consummation. A lookback
                                                                                                                                                                                                  Document: Missing Final 1003                                                                                                                                                                                                           was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
7495756061 XXX       $XXX      TX    8/XX/2007  5/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   Closing / Title - (Doc Error)                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.                                                                                                             TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                               by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL  appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.                                                                            signed nor initialed by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower received.
7507570505 XXX       $XXX      NM    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title                                                                                                                                      2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an                                                                                                            -
                                                                        Other                                                                                                                     Policy is missing. No evidence of title                                                                                                                                                                                                assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                  in file.                                                                                                                                                                                                                               [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                  [3] Application / Processing - Missing                                                                                                                                                                                                 [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                  Document: Missing Final 1003                                                                                                                                                                                                           Compliance tests were run using an application date of 11/14/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                                                                                                                                                                                                                         provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7507521324 XXX       $XXX      NY    6/XX/2009  4/XX/2009    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Government Documentation - Missing                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than       Federal Compliance - Final TIL                                                                            -
                                                                                                                                                                                                  Document: FHA Mortgage Insurance                                                                                                                                                                                                       single family residence, state and federal testing may be impacted.                                                     Finance Charge Under Disclosed:
                                                                                                                                                                                                  Certificate not provided                                                                                                                                                                                                               [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business   TIL itemization did not disclose
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to      an additional admin fee of
                                                                                                                                                                                                                                                                                                                                                                                                                                         applicant within three (3) business days of application.                                                                $445.18 as a prepaid finance
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of    charge.
                                                                                                                                                                                                                                                                                                                                                                                                                                         $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $370.18.
7495194568 XXX       $XXX      MI    7/XX/2005  6/XX/2005    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable                                                                                                           -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided
                                                                                                                                                                                                                                                                                                                                                                                                                                         Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                         determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage
                                                                                                                                                                                                                                                                                                                                                                                                                                         Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 06/25/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure to applicant within three (3) business days of application due to missing information.
7505129114 XXX       $XXX      MA    12/XX/2009 10/XX/2009   Primary    Purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score                                                                                                             -
                                                                                                                                                                                                  Document: Missing Final 1003                                                                                                                                                                                                           Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - Massachusetts MLBR (Missing Data) Document Type Not Provided: Massachusetts Mortgage Lender and
                                                                                                                                                                                                                                                                                                                                                                                                                                         Broker Regulations:  Unable to determine if the borrower was required to provide a signed statement disclosing their income due to missing document type.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was
                                                                                                                                                                                                                                                                                                                                                                                                                                         not provided to the borrower.
7492182731 XXX       $XXX      NM    1/XX/2007  12/XX/2006   Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
7496810472 XXX       $XXX      MA    1/XX/2008  12/XX/2007   Investment Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title                                                                                                                                      2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.                                                                                                                  -
                                                                        Other                                                                                                                     Policy is missing. No evidence of title                                                                                                                                                                                                Compliance tests were run using an application date of 12/02/2007 which is 1 months prior to consummation. A lookback
                                                                                                                                                                                                  in file.                                                                                                                                                                                                                               was performed to determine this application date.
                                                                                                                                                                                                  [3] Application / Processing - Missing
                                                                                                                                                                                                  Document: Missing Final 1003
7496715029 XXX       $XXX      NM    4/XX/2005  3/XX/2005    Investment Refinance UTD                       3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title                                                                                                                                      3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No                                       REVIEWER - GENERAL                                            No         TNR Testing Not
                                                                                                                                                                                                  Policy is missing. No evidence of title                                                                                                                                                                                                document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                             COMMENT (2022-05-23):                                                    Required
                                                                                                                                                                                                  in file.                                                                                                                                                                                                                               [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found                                   Final HUD not received.
                                                                                                                                                                                                  [3] Application / Processing - Missing                                                                                                                                                                                                 in file. Security Instrument Notary Date of 04/22/2005 used as disbursement date for compliance testing.                                                 Exception remains
                                                                                                                                                                                                  Document: Missing Final 1003                                                                                                                                                                                                           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 03/22/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
7507996392 XXX       $XXX      PA    9/XX/2009  8/XX/2009    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 08/29/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                         Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
7506601995 XXX       $XXX      MN    4/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score                                                                                                             -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                               Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                         Lending Act:  Subject loan transaction disbursed on 04/15/2007, prior to three (3) business days from transaction date of 04/20/2007.
7497352658 XXX       $XXX      NM    4/XX/2007  4/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 04/11/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure to applicant within three (3) business days of application due to missing information.
7507703525 XXX       $XXX      SC    5/XX/2007  4/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   Closing / Title - (Doc Error)    SELLER - GENERAL COMMENT  GENERAL COMMENT                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.                                                                                                             TIL Error: Borrower signature    (2022-06-14): The issue   (2022-06-14): The
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan:   not dated.: TIL in file          cited has either been     issue cited has
                                                                                                                                                                                                                                                                                                                                                                                                                                         Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the     indicated to be final. Expected  resolved or was           either been resolved
                                                                                                                                                                                                                                                                                                                                                                                                                                         origination and making of the loan.                                                                                     funding date same as             determined to not be an   or was determined to
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.                                              disbursement and/or note date    exception as noted. Based not be an exception
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL  but is not dated by borrower so  on the review it appears  as noted. Based on
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.                                                                            cannot confirm when borrower     SC Code 37-23-70 (D),     the review it appears
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 received the TIL.                prior to 2012 Brokerage   SC Code 37-23-70 (D),
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  companies -(CLD) were     prior to 2012
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  required to comply with   Brokerage companies
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  disclosing the Complaint  -(CLD) were required
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  disclosures for Mortgage  to comply with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  loans; this requirement   disclosing the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  was not applicable to     Complaint disclosures
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Federal regulated banks.  for Mortgage loans;
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  The loan originated as a  this requirement was
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  XXX loan in 5/2007; as    not applicable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  such, said disclosure was Federal regulated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  not applicable at time of banks. The loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  origination.              originated as a XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  REVIEWER - GENERAL        loan in 5/2007; as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  COMMENT (2022-06-14):     such, said disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  "AMC performs its review  was not applicable at
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  for compliance with state time of origination.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  and local laws enacted to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  combat predatory lending
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  without regard to the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  status of the originating
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  lender, particularly in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  connection with reviews
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  for secondary market
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  purchasers that are not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  federally chartered
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  institutions. In the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  event that a national
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  bank originates a loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  that triggers the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  thresholds of a state law
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  enacted to combat
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  predatory lending and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  subsequently sells that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  loan in the secondary
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  market to an entity that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  is not a national
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  bank/federally chartered
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  institution there is some
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  uncertainty whether the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  assignee, by virtue of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  contractual rights, would
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  be able to assert the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  same exemption/preemption
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  claim in litigation or a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  regulatory enforcement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  action involving the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  South Carolina CHL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Complaint Agency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Specifically in relation
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  to the SC Complaint
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Agency Disclosure. The SC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Complaint Disclosure is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  part of the SC high cost
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  law (albeit applicable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  all Consumer Home Loans)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  and would therefore
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  continue to be tested
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  based on the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  aforementioned testing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  methodology.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Additionally, South
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Carolina's Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Protection Code contains
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  the high-cost regulation
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  under Chapter 23 entitled
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  "South Carolina High-Cost
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  and Consumer Home Loans
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Act", where there is no
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  specific exemption
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  provided to national
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  banks and their subs. The
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Act simply defines
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  "lender" as including,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  but not limited to, "a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  mortgage broker
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  originating a loan in a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  table-funded loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  transaction in which the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  broker is identified as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  the original payee of the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  note." So while a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  national bank may claim
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  preemption from the state
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  law banking statutes,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  there is some uncertainty
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  whether any assignee
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  would be able to assert
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  that same
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  exemption/preemption
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  claim in litigation or a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  regulatory enforcement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  action involving the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  "
7506110075 XXX       $XXX      SC    1/XX/2007  1/XX/2007    Primary    Purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   Federal Compliance - Final TIL                                                                            -
                                                                                                                                                                                                  Document: Missing Final 1003                                                                                                                                                                                                           Disclosure.                                                                                                             Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA     Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                       indicated to be final. Expected
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan:   funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                         Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the     disbursement and/or not date but
                                                                                                                                                                                                                                                                                                                                                                                                                                         origination and making of the loan.                                                                                     is not dated by borrower so
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.                                              cannot confirm when borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL  received the TIL.
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.                                                                            Known affiliate of lender.
7506256677 XXX       $XXX      NY    4/XX/2008  3/XX/2008    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.                                                                                                                  -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                               Compliance tests were run using an application date of 03/17/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure to applicant within three (3) business days of application due to missing information.
7501331981 XXX       $XXX      IL    5/XX/2007  4/XX/2007    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA                                                                                                              -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Credit Score Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 04/30/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
7506322869 XXX       $XXX      CO    12/XX/2009 10/XX/2009   Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] State Compliance - Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided): Colorado Consumer                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Credit Code: Borrower not provided First Lien Refinance Notice.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - Colorado MLO Licensing Act - NMLS ID not on 1003: Colorado Mortgage Loan Originator Licensing
                                                                                                                                                                                                                                                                                                                                                                                                                                         Act: Loan originator NMLS identifier is not clearly displayed on loan application.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or
                                                                                                                                                                                                                                                                                                                                                                                                                                         DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8
                                                                                                                                                                                                                                                                                                                                                                                                                                         Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                         determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL signed by all required parties is blank
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was
                                                                                                                                                                                                                                                                                                                                                                                                                                         not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.
7499442135 XXX       $XXX      TX    5/XX/2006  4/XX/2006    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   Closing / Title - (Doc Error)                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.                                                                                                             TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                               by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 appears to be Final, not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 or initialed by Borrower
7506585567 XXX       $XXX      KY    8/XX/2006  8/XX/2006    Primary    Purchase                            1        A        A        A        A                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                             -
7490991049 XXX       $XXX      NY    11/XX/2002 10/XX/2002   Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title                                                                                                                                      2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found                                                                                                            -
                                                                        Other                                                                                                                     Policy is missing. No evidence of title                                                                                                                                                                                                in file. Security Instrument Notary Date of 11/09/2002 used as disbursement date for compliance testing.
                                                                                                                                                                                                  in file.                                                                                                                                                                                                                               [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an
                                                                                                                                                                                                  [3] Application / Processing - Missing                                                                                                                                                                                                 assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                  Document: Missing Final 1003                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                  [2] Closing / Title - Security Instrument                                                                                                                                                                                              [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                  is not on a FNMA/FHLMC form and does not                                                                                                                                                                                               Compliance tests were run using an application date of 10/09/2002 which is 1 months prior to consummation. A lookback
                                                                                                                                                                                                  contain the following clauses:: Due On                                                                                                                                                                                                 was performed to determine this application date.
                                                                                                                                                                                                  Sale Clause                                                                                                                                                                                                                            [2] State Compliance - New York Late Charge Grace Period Testing: New York Late Charge: Note grace period of 10 days is less than the state minimum of 15 days.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000%
                                                                                                                                                                                                                                                                                                                                                                                                                                         exceeds the state maximum of 2%.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or
                                                                                                                                                                                                                                                                                                                                                                                                                                         DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8
                                                                                                                                                                                                                                                                                                                                                                                                                                         Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                         Lending Act:  Subject loan transaction disbursed on 11/09/2002, prior to three (3) business days from transaction date of 11/09/2002.
7494966248 XXX       $XXX      NJ    7/XX/2005  6/XX/2005    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                                                                                                                                                                                                                         provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7495558388 XXX       $XXX      NY    3/XX/2009  2/XX/2009    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found  Closing / Title - (Doc Error)                                                                             -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                            in file. Security Instrument Notary Date of 03/27/2009 used as disbursement date for compliance testing.                TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.                                                                                                             appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                         determine compliance with rescission timing requirements.                                                               borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                               Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in  Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                         Lending Act:  Subject loan transaction disbursed on 03/27/2009, prior to three (3) business days from transaction date  Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                         of 03/27/2009.                                                                                                          indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL  funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.                                                                            disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower received.
7499913260 XXX       $XXX      IL    3/XX/2007  3/XX/2007    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   Closing / Title - (Doc Error)                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.                                                                                                             TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA     by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                       appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to signed nor initialed by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                         determine compliance with rescission timing requirements.                                                               Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                               Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL  Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.                                                                            indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower received.
7493640825 XXX       $XXX      NM    12/XX/2007 12/XX/2007   Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   Closing / Title - (Doc Error)                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.                                                                                                             TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                               by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL  appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.                                                                            signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower received.
7506579925 XXX       $XXX      SC    6/XX/2008  4/XX/2008    Primary    Construction-Permanent              2        B        B        B        B                                                 [3] Application / Processing - Missing                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   Closing / Title - (Doc Error)    SELLER - GENERAL COMMENT  GENERAL COMMENT                                -
                                                                                                                                                                                                  Document: Missing Final 1003                                                                                                                                                                                                           Disclosure.                                                                                                             TIL Error: Final TIL not signed  (2022-06-13): The issue   (2022-06-13): The
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA     by all required parties: TIL     cited has either been     issue cited has
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                       appears to be final but not      resolved or was           either been resolved
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan:   signed nor initialed by          determined to not be an   or was determined to
                                                                                                                                                                                                                                                                                                                                                                                                                                         Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the     borrower.                        exception as noted. South not be an exception
                                                                                                                                                                                                                                                                                                                                                                                                                                         origination and making of the loan.                                                                                     Federal Compliance - Final TIL   Carolina Consumer         as noted. South
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                               Not Provided to Borrower At or   Protection Code 37-23-70  Carolina Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not     Before Consummation: TIL in file (D) requires mortgage     Protection Code
                                                                                                                                                                                                                                                                                                                                                                                                                                         provided.                                                                                                               indicated to be final, expected  brokers and originators   37-23-70 (D) requires
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL  funding date same as             to provide the borrower   mortgage brokers and
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.                                                                            disbursement and/or note date    with a document           originators to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 but is                           specifying the agency     provide the borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 not signed or dated by borrower  designated to receive     with a document
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 so cannot confirm that borrower  complaints or inquiries   specifying the agency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 received.                        about the origination and designated to receive
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  making of the loan, with  complaints or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  the telephone number and  inquiries about the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  address of the agency.    origination and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  This requirement was not  making of the loan,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  applicable to Federally   with the telephone
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  regulated banks per       number and address of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  definitions in the        the agency. This
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  related Code. This loan   requirement was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  was originated by a       applicable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  retail center of XXX. As  Federally regulated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  such, said disclosure was banks per definitions
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  not applicable to the     in the related Code.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  origination of this loan. This loan was
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  REVIEWER - GENERAL        originated by a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  COMMENT (2022-06-13): AMC retail center of XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  performs its review for   As such, said
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  compliance with state and disclosure was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  local laws enacted to     applicable to the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  combat predatory lending  origination of this
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  without regard to the     loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  status of the originating
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  lender, particularly in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  connection with reviews
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  for secondary market
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  purchasers that are not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  federally chartered
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  institutions. In the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  event that a national
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  bank originates a loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  that triggers the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  thresholds of a state law
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  enacted to combat
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  predatory lending and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  subsequently sells that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  loan in the secondary
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  market to an entity that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  is not a national
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  bank/federally chartered
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  institution there is some
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  uncertainty whether the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  assignee, by virtue of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  contractual rights, would
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  be able to assert the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  same exemption/preemption
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  claim in litigation or a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  regulatory enforcement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  action involving the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  South Carolina CHL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Complaint Agency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Specifically in relation
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  to the SC Complaint
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Agency Disclosure. The SC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Complaint Disclosure is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  part of the SC high cost
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  law (albeit applicable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  all Consumer Home Loans)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  and would therefore
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  continue to be tested
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  based on the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  aforementioned testing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  methodology.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Additionally, South
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Carolina's Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Protection Code contains
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  the high-cost regulation
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  under Chapter 23 entitled
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  "South Carolina High-Cost
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  and Consumer Home Loans
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Act", where there is no
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  specific exemption
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  provided to national
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  banks and their subs. The
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Act simply defines
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  "lender" as including,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  but not limited to, "a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  mortgage broker
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  originating a loan in a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  table-funded loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  transaction in which the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  broker is identified as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  the original payee of the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  note." So while a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  national bank may claim
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  preemption from the state
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  law banking statutes,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  there is some uncertainty
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  whether any assignee
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  would be able to assert
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  that same
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  exemption/preemption
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  claim in litigation or a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  regulatory enforcement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  action involving the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  loan.
7493895903 XXX       $XXX      SC    1/XX/2007  12/XX/2006   Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found  Closing / Title - (Doc Error)                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                         in file. Security Instrument Notary Date of 01/24/2007 used as disbursement date for compliance testing.                TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.                                                                                                             appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA     signed nor initialed by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                       Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan:   Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                         Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the     Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                         origination and making of the loan.                                                                                     indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                               funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL  disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.                                                                            but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower received.
7501242901 XXX       $XXX      NY    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to                                                                                                           -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                               determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                         Lending Act:  Subject loan transaction disbursed on 09/26/2007, prior to three (3) business days from transaction date of 09/22/2007.
7493482404 XXX       $XXX      NJ    8/XX/2007  7/XX/2007    Investment Purchase                            2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title                                                                                                                                      2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an                                                                                                            -
                                                                                                                                                                                                  Policy is missing. No evidence of title                                                                                                                                                                                                assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                  in file.                                                                                                                                                                                                                               [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                  [3] Application / Processing - Missing                                                                                                                                                                                                 Compliance tests were run using an application date of 07/09/2007 which is 1 months prior to consummation. A lookback
                                                                                                                                                                                                  Document: Flood Certificate not provided                                                                                                                                                                                               was performed to determine this application date.
                                                                                                                                                                                                  [3] Application / Processing - Missing                                                                                                                                                                                                 [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than
                                                                                                                                                                                                  Document: Missing Final 1003                                                                                                                                                                                                           single family residence, state and federal testing may be impacted.
7505653653 XXX       $XXX      OH    6/XX/2007  5/XX/2007    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 05/23/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information
                                                                                                                                                                                                                                                                                                                                                                                                                                         Document Not Received Timely): Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                         Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided Timely): Ohio Consumer Sales
                                                                                                                                                                                                                                                                                                                                                                                                                                         Practices Act:  Consumer did not receive the required Closing Disclosure at the time of closing.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - Ohio Prepayment Penalty: Ohio Prepayment Penalty: Maximum calculated prepay of $XXX exceeds the state maximum of 1% of the original balance ($XXX).  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure to applicant within three (3) business days of application due to missing information.
7508923805 XXX       $XXX      SC    11/XX/2006 8/XX/2006    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   Closing / Title - (Doc Error)    SELLER - GENERAL COMMENT  GENERAL COMMENT                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.                                                                                                             TIL Error: Final TIL not signed  (2022-06-09): The issue   (2022-06-09): The
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan:   by all required parties: TIL     cited has either been     issue cited has
                                                                                                                                                                                                                                                                                                                                                                                                                                         Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the     appears to be final but not      resolved or was           either been resolved
                                                                                                                                                                                                                                                                                                                                                                                                                                         origination and making of the loan.                                                                                     signed nor initialed by          determined to not be an   or was determined to
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                               borrower.                        exception as noted.       not be an exception
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL  Federal Compliance - Final TIL   Based on the review it    as noted.  Based on
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.                                                                            Not Provided to Borrower At or   appears SC Code 37-23-70  the review it appears
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Before Consummation: TIL in file (D), prior to 2012        SC Code 37-23-70 (D),
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 indicated to be final. Expected  Brokerage companies were  prior to 2012
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 funding date same as             required to comply with   Brokerage companies
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 disbursement and/or not date but disclosing the Complaint  were required to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 is not dated by borrower so      disclosures for Mortgage  comply with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 cannot confirm when borrower     loans; this requirement   disclosing the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 received the TIL.                was not applicable to     Complaint disclosures
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Federal regulated banks.  for Mortgage loans;
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  The loan originated as a  this requirement was
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  XXX loan in 08/2006; as   not applicable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  such, said disclosure was Federal regulated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  not applicable at time of banks.  The loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  origination.              originated as a XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  REVIEWER - GENERAL        loan in 08/2006; as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  COMMENT (2022-06-09):     such, said disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  "AMC performs its review  was not applicable at
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  for compliance with state time of origination.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  and local laws enacted to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  combat predatory lending
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  without regard to the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  status of the originating
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  lender, particularly in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  connection with reviews
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  for secondary market
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  purchasers that are not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  federally chartered
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  institutions. In the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  event that a national
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  bank originates a loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  that triggers the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  thresholds of a state law
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  enacted to combat
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  predatory lending and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  subsequently sells that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  loan in the secondary
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  market to an entity that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  is not a national
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  bank/federally chartered
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  institution there is some
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  uncertainty whether the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  assignee, by virtue of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  contractual rights, would
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  be able to assert the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  same exemption/preemption
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  claim in litigation or a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  regulatory enforcement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  action involving the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  South Carolina CHL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Complaint Agency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Specifically in relation
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  to the SC Complaint
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Agency Disclosure. The SC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Complaint Disclosure is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  part of the SC high cost
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  law (albeit applicable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  all Consumer Home Loans)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  and would therefore
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  continue to be tested
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  based on the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  aforementioned testing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  methodology.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Additionally, South
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Carolina's Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Protection Code contains
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  the high-cost regulation
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  under Chapter 23 entitled
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  "South Carolina High-Cost
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  and Consumer Home Loans
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Act", where there is no
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  specific exemption
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  provided to national
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  banks and their subs. The
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Act simply defines
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  "lender" as including,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  but not limited to, "a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  mortgage broker
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  originating a loan in a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  table-funded loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  transaction in which the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  broker is identified as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  the original payee of the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  note." So while a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  national bank may claim
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  preemption from the state
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  law banking statutes,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  there is some uncertainty
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  whether any assignee
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  would be able to assert
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  that same
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  exemption/preemption
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  claim in litigation or a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  regulatory enforcement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  action involving the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  loan."
7502714637 XXX       $XXX      IL    9/XX/2007  8/XX/2007    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   Closing / Title - (Doc Error)                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.                                                                                                             TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         determine compliance with rescission timing requirements.                                                               appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                               signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL  borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.                                                                            Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 but is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 so cannot confirm that borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 received.
7496596572 XXX       $XXX      NJ    6/XX/2007  5/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   Federal Compliance - Final TIL                                                                            -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.                                                                                                             Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA     Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                       indicated to be final. Expected
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL  funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.                                                                            disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 but is not dated by borrower so
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 cannot confirm when borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 received the TIL.
7500533769 XXX       $XXX      WI    8/XX/2004  7/XX/2004    Primary    Refinance Rate/Term                 1        A        A        A        A                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                             -
7507823867 XXX       $XXX      NJ    7/XX/2007  5/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
7495758677 XXX       $XXX      NY    2/XX/2006  2/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program                                                                                                                   -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                               disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5,
                                                                                                                                                                                                                                                                                                                                                                                                                                         7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
7502369659 XXX       $XXX      MA    12/XX/2006 12/XX/2006   Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   Closing / Title - (Doc Error)                                                                             -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                               Disclosure.                                                                                                             TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File:        by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that    appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                         the home loan is in the borrower's interest.                                                                            signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment        borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         penalty was included in the pay-off which may impact high cost findings.                                                Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA     Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                       Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                         determine compliance with rescission timing requirements.                                                               funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                               disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL  but is
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.                                                                            not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 so cannot confirm that borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 received.
7500840039 XXX       $XXX      MN    10/XX/2005 10/XX/2005   Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                               -
                                                                        Debt Consolidation
7501291452 XXX       $XXX      NY    9/XX/2003  8/XX/2003    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title                                                                                                                                      2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an  Federal Compliance - Final TIL                                                                            -
                                                                        Other                                                                                                                     Policy is missing. No evidence of title                                                                                                                                                                                                assumed value of a contract sales price or original loan amount, whichever applies.                                     Finance Charge Under Disclosed:
                                                                                                                                                                                                  in file.                                                                                                                                                                                                                               [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                     Under disclosure due to Total of
                                                                                                                                                                                                  [3] Application / Processing - Missing                                                                                                                                                                                                 [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.        Payments, DSI calculation
                                                                                                                                                                                                  Document: Flood Certificate not provided                                                                                                                                                                                               Compliance tests were run using an application date of 08/18/2003 which is 1 months prior to consummation. A lookback   variance.
                                                                                                                                                                                                  [3] Application / Processing - Missing                                                                                                                                                                                                 was performed to determine this application date.
                                                                                                                                                                                                  Document: Missing Final 1003                                                                                                                                                                                                           [2] State Compliance - New York Late Charge Grace Period Testing: New York Late Charge: Note grace period of 10 days is
                                                                                                                                                                                                  [2] Closing / Title - Note is not on a                                                                                                                                                                                                 less than the state minimum of 15 days.
                                                                                                                                                                                                  FNMA/FHLMC form and does not contain the                                                                                                                                                                                               [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000%
                                                                                                                                                                                                  standard Due on Sale clause.                                                                                                                                                                                                           exceeds the state maximum of 2%.
                                                                                                                                                                                                  [2] Closing / Title - Security Instrument                                                                                                                                                                                              [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or
                                                                                                                                                                                                  is not on a FNMA/FHLMC form and does not                                                                                                                                                                                               DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8
                                                                                                                                                                                                  contain the following clauses:: Due On                                                                                                                                                                                                 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
                                                                                                                                                                                                  Sale Clause                                                                                                                                                                                                                            [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of
                                                                                                                                                                                                                                                                                                                                                                                                                                         $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $166.03.
7509830824 XXX       $XXX      CA    5/XX/2006  4/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not                                                                                                                -
                                                                        Debt Consolidation                                                                                                        Document: Missing Final 1003                                                                                                                                                                                                           provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - California Prepayment Penalty: California Prepayment Penalty: Maximum prepay  allowed is 6 months interest calculated on 80% of the original balance ($XXX).  Loan contracts for maximum calculated prepay of
                                                                                                                                                                                                                                                                                                                                                                                                                                         $XXX, which exceeds max allowable. Prepay may be impermissible depending on the lender's license type.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable
                                                                                                                                                                                                                                                                                                                                                                                                                                         Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 04/13/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                                                                                                                                                                                                                         provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7490369635 XXX       $XXX      NY    5/XX/2008  2/XX/2008    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found  Closing / Title - (Doc Error)                                                                             -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                            in file. Security Instrument Notary Date of 05/01/2008 used as disbursement date for compliance testing.                TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.                                                                                                             appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                         DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8  borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)                      Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                         Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.     Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA     indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                       funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business   disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to      but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                         applicant within three (3) business days of application.                                                                borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                         determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                         Lending Act:  Subject loan transaction disbursed on 05/01/2008, prior to three (3) business days from transaction date of 05/01/2008.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.
7502551350 XXX       $XXX      CA    11/XX/2005 8/XX/2005    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not      Federal Compliance - Final TIL                                                                            -
                                                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower within three (3) days of application.                                                          Finance Charge Under Disclosed:
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Under disclosure due to the
                                                                                                                                                                                                                                                                                                                                                                                                                                         Rate Mortgages, CHARM Booklet, not provided to the borrower.                                                            lender utilizing a lower index
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of    than the 3.32583% available
                                                                                                                                                                                                                                                                                                                                                                                                                                         $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $10,242.01.                              during the lookback period.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5,
                                                                                                                                                                                                                                                                                                                                                                                                                                         7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
7500532726 XXX       $XXX      CA    10/XX/2005 10/XX/2005   Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three                                                                                                              -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                               (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 10/03/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
7495630982 XXX       $XXX      CA    1/XX/2008  1/XX/2008    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5,                                                                                                            -
                                                                                                                                                                                                                                                                                                                                                                                                                                         7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
7501055443 XXX       $XXX      CO    6/XX/2006  5/XX/2006    Primary    Refinance Cash-out -                3        D        D        D        D                                                 [3] Application / Processing - Missing                                                                                                                                     3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final                                                                                                Yes        TR HUD
                                                                        Debt Consolidation                                                                                                        Document: Missing Final 1003                                                                                                                                                                                                           HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.                                                                                                                           Deficiency
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable
                                                                                                                                                                                                                                                                                                                                                                                                                                         Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 05/14/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                                                                                                                                                                                                                         provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7497840602 XXX       $XXX      MA    9/XX/2007  8/XX/2007    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
7503872455 XXX       $XXX      GA    11/XX/2005 10/XX/2005   Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not      Closing / Title - (Doc Error)                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower.                                                                                               TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         Rate Mortgages, CHARM Booklet, not provided to the borrower.                                                            appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.                                                                                                             borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA     Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                       Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                               Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL  indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.                                                                            funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower received.
7505116053 XXX       $XXX      NC    10/XX/2003 9/XX/2003    Primary    Purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable                                                                                                           -
                                                                                                                                                                                                  Document: Missing Final 1003                                                                                                                                                                                                           Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 09/22/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
7500315695 XXX       $XXX      GA    2/XX/2006  1/XX/2006    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 01/24/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
7505846817 XXX       $XXX      IL    9/XX/2002  8/XX/2002    Investment Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title                                                                                                                                      2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found                                                                                                            -
                                                                        Other                                                                                                                     Policy is missing. No evidence of title                                                                                                                                                                                                in file. Security Instrument Notary Date of 09/16/2002 used as disbursement date for compliance testing.
                                                                                                                                                                                                  in file.                                                                                                                                                                                                                               [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an
                                                                                                                                                                                                  [3] Application / Processing - Missing                                                                                                                                                                                                 assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                  Document: Flood Certificate not provided                                                                                                                                                                                               [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                  [3] Application / Processing - Missing                                                                                                                                                                                                 Compliance tests were run using an application date of 08/16/2002 which is 1 months prior to consummation. A lookback
                                                                                                                                                                                                  Document: Missing Final 1003                                                                                                                                                                                                           was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
7492842896 XXX       $XXX      NY    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not                                                                                                                -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                               provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable
                                                                                                                                                                                                                                                                                                                                                                                                                                         Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
7496162825 XXX       $XXX      NJ    3/XX/2006  2/XX/2006    Investment Purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.                                                                                                                  -
                                                                                                                                                                                                  Document: Missing Final 1003                                                                                                                                                                                                           Compliance tests were run using an application date of 02/28/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
7509306431 XXX       $XXX      MI    6/XX/1998  4/XX/1998    UTD        Refinance Rate/Term                 3        D        D        D        D                                                 [3] Application / Processing - Missing                                                                                                                                     3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No                                       REVIEWER - GENERAL                                            Yes        TR
                                                                                                                                                                                                  Document: Missing Final 1003                                                                                                                                                                                                           document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                             COMMENT (2022-05-23): Hud                                                Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not                                       was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower.                                                                                                                                Exception remains
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable
                                                                                                                                                                                                                                                                                                                                                                                                                                         Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/05/1998 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
7500486895 XXX       $XXX      OH    8/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three    Closing / Title - (Doc Error)                                                                             -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                            (3) days of application due to missing information.                                                                     TIL Error: Borrower signature
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable not dated.: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                         Rate Mortgages, CHARM Booklet, not provided to the borrower.                                                            indicated to be final. Expected
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.        funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 08/01/2007 which is 0 months prior to consummation. A lookback   disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                         was performed to determine this application date.                                                                       but is not dated by borrower so
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information  cannot confirm when borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                         Document Not Retained by Lender): Unable to test borrower acknowledgment receipt due to missing information.            received the TIL.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - Ohio Consumer Sales Practices Act Acknowledgement of Receipt of Home Mortgage Loan Information   Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         Document Not Signed): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information   Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                         Document not signed by borrower(s).                                                                                     Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales         indicated to be final. Expected
                                                                                                                                                                                                                                                                                                                                                                                                                                         Practices Act:  Consumer did not receive the required Closing Disclosure.                                               funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio      disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                         Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's      but is not dated by borrower so
                                                                                                                                                                                                                                                                                                                                                                                                                                         reasonable tangible net benefit.                                                                                        cannot confirm when borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business   received the TIL.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                         determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.
7491749493 XXX       $XXX      OK    7/XX/2002  6/XX/2002    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title                                                                                                                                      2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not                                                                                                                -
                                                                        Other                                                                                                                     Policy is missing. No evidence of title                                                                                                                                                                                                provided to the borrower.
                                                                                                                                                                                                  in file.                                                                                                                                                                                                                               [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable
                                                                                                                                                                                                  [3] Application / Processing - Missing                                                                                                                                                                                                 Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                  Document: Missing Final 1003                                                                                                                                                                                                           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 06/24/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                                                                                                                                                                                                                         provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7507623804 XXX       $XXX      FL    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program                                                                                                                   -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                               disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable
                                                                                                                                                                                                                                                                                                                                                                                                                                         Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 07/16/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of
                                                                                                                                                                                                                                                                                                                                                                                                                                         $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $48.00.
7501161688 XXX       $XXX      UT    6/XX/2005  5/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.                                                                                                                  -
                                                                        Other                                                                                                                     Document: Missing Final 1003                                                                                                                                                                                                           Compliance tests were run using an application date of 05/17/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure to applicant within three (3) business days of application due to missing information.
7491877802 XXX       $XXX      IL    9/XX/2005  8/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three                                                                                                              -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                            (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable
                                                                                                                                                                                                                                                                                                                                                                                                                                         Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of
                                                                                                                                                                                                                                                                                                                                                                                                                                         9.95000%.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 08/12/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure to applicant within three (3) business days of application due to missing information.
7508376569 XXX       $XXX      NY    5/XX/2004  4/XX/2004    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing                                                                                                                                     2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an  Federal Compliance - Final TIL                                                                            -
                                                                        Other                                                                                                                     Document: Missing Final 1003                                                                                                                                                                                                           assumed value of a contract sales price or original loan amount, whichever applies.                                     Finance Charge Under Disclosed:
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                     Under disclosure due to Total of
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.        Payments, DSI calculation
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 04/20/2004 which is 1 months prior to consummation. A lookback   variance.
                                                                                                                                                                                                                                                                                                                                                                                                                                         was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - New York Prepayment Penalty: New York Prepayment Penalty: Maximum prepay term allowed on a loan with an interest rate greater than 6% is 12 months.  Loan with an interest rate of 6.24000% contracts for a prepay term of 36 months, which exceeds max allowable.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of
                                                                                                                                                                                                                                                                                                                                                                                                                                         $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $107.56.
7497778057 XXX       $XXX      FL    12/XX/2007 11/XX/2007   Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title                                                                                                                                      2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found                                                                                                            -
                                                                        Other                                                                                                                     Policy is missing. No evidence of title                                                                                                                                                                                                in file. Security Instrument Notary Date of 12/26/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                  in file.                                                                                                                                                                                                                               [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an
                                                                                                                                                                                                  [3] Application / Processing - Missing                                                                                                                                                                                                 assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                  Document: Flood Certificate not provided                                                                                                                                                                                               [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                  [3] Application / Processing - Missing                                                                                                                                                                                                 [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                  Document: Missing Final 1003                                                                                                                                                                                                           Compliance tests were run using an application date of 11/26/2007 which is 1 months prior to consummation. A lookback
                                                                                                                                                                                                  [2] Closing / Title - Security Instrument                                                                                                                                                                                              was performed to determine this application date.
                                                                                                                                                                                                  is not on a FNMA/FHLMC form and does not                                                                                                                                                                                               [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than
                                                                                                                                                                                                  contain the following clauses:: Homestead                                                                                                                                                                                              single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                  Exemption Waiver                                                                                                                                                                                                                       [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                                                                                                                                                                                                                         provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7499779384 XXX       $XXX      IL    12/XX/2006 12/XX/2006   Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   Closing / Title - (Doc Error)                                                                             -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                               Disclosure.                                                                                                             TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         determine compliance with rescission timing requirements.                                                               appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                               signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL  borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.                                                                            Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower received.
7503238986 XXX       $XXX      TX    12/XX/2007 11/XX/2007   Primary    Refinance Rate/Term                 1        A        A        A        A                                                 [3] Application / Processing - Missing                                                                                                                                     1           A           A           A           A                                                                                                                                                                                                                                             -
                                                                                                                                                                                                  Document: Missing Final 1003
7503032072 XXX       $XXX      NE    12/XX/2006 11/XX/2006   Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 11/01/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
7500356103 XXX       $XXX      NJ    4/XX/2006  3/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title                                                                                                                                      2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found  Closing / Title - (Doc Error)                                                                             -
                                                                        Other                                                                                                                     Policy is missing. No evidence of title                                                                                                                                                                                                in file. Security Instrument Notary Date of 04/03/2006 used as disbursement date for compliance testing.                TIL Error: Final TIL not signed
                                                                                                                                                                                                  in file.                                                                                                                                                                                                                               [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an  by all required parties: TIL
                                                                                                                                                                                                  [3] Application / Processing - Missing                                                                                                                                                                                                 assumed value of a contract sales price or original loan amount, whichever applies.                                     appears to be final but not
                                                                                                                                                                                                  Document: Missing Final 1003                                                                                                                                                                                                           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA    signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                         Credit Score Disclosure within a reasonably practicable time after using credit score.                                  borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.        Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 03/20/2006 which is 1 months prior to consummation. A lookback   Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                         was performed to determine this application date.                                                                       Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Third Circuit): Original     indicated to be final. Expected
                                                                                                                                                                                                                                                                                                                                                                                                                                         Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used  funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                         and property is in the 3rd circuit)                                                                                     disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA     but is not dated by borrower so
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                       cannot confirm when borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business   received the TIL.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                         determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                         Lending Act:  Subject loan transaction disbursed on 04/03/2006, prior to three (3) business days from transaction date of 04/03/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.
7509157242 XXX       $XXX      NY    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule:                                                                                                            -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                               Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
7499007331 XXX       $XXX      NY    8/XX/2004  7/XX/2004    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing                                                                                                                                     2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an  Federal Compliance - Final TIL                                                                            -
                                                                        Other                                                                                                                     Document: Flood Certificate not provided                                                                                                                                                                                               assumed value of a contract sales price or original loan amount, whichever applies.                                     Finance Charge Under Disclosed:
                                                                                                                                                                                                  [3] Application / Processing - Missing                                                                                                                                                                                                 [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                     Due to DSI calculation.
                                                                                                                                                                                                  Document: Missing Final 1003                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 07/27/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - New York Prepayment Penalty: New York Prepayment Penalty: Maximum prepay term allowed on a loan with an interest rate greater than 6% is 12 months.  Loan with an interest rate of 6.37000% contracts for a prepay term of 36 months, which exceeds max allowable.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or
                                                                                                                                                                                                                                                                                                                                                                                                                                         DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8
                                                                                                                                                                                                                                                                                                                                                                                                                                         Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of
                                                                                                                                                                                                                                                                                                                                                                                                                                         $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $49.77.
7499444526 XXX       $XXX      SC    7/XX/2004  5/XX/2004    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business   Federal Compliance - Final TIL   SELLER - GENERAL COMMENT  GENERAL COMMENT                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to      Finance Charge Under Disclosed:  (2022-06-24): The issue   (2022-06-10): The
                                                                                                                                                                                                                                                                                                                                                                                                                                         applicant within three (3) business days of application.                                                                Unable to determine cause of     cited has either been     issue cited has
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan:   under disclosure due to missing  resolved or was           either been resolved
                                                                                                                                                                                                                                                                                                                                                                                                                                         Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the     itemization of amount financed.  determined to not be an   or was determined to
                                                                                                                                                                                                                                                                                                                                                                                                                                         origination and making of the loan.                                                                                                                      exception as noted. The   not be an exception
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - South Carolina Home Loan (No Tangible Net Benefit): South Carolina Home Loan: Mortgage loan                                       attached Promissory Note, as noted. The
                                                                                                                                                                                                                                                                                                                                                                                                                                         refinanced within 42 months of previous loan without a tangible net benefit to borrower.                                                                 HUD-1, 1003 Loan          attached Promissory
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of                                     Application,              Note, HUD-1, 1003
                                                                                                                                                                                                                                                                                                                                                                                                                                         $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $107.93.                                                                  Underwriter's Loan        Loan Application,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Analysis and Verification Underwriter's Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  of Income all answers and Analysis and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  satisfies the questions   Verification of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  listed from the Net       Income all answers
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Tangible Benefit          and satisfies the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Worksheet. A rebuttable   questions listed from
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  presumption of            the Net Tangible
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  reasonable, tangible, net Benefit Worksheet. A
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  benefit to the Borrower   rebuttable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  exists when (but not      presumption of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  limited to) one of the    reasonable, tangible,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  following exists.     1.  net benefit to the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  The Promissory Note       Borrower exists when
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  confirms that the         (but not limited to)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  borrower refinanced into  one of the following
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  a non-conforming 30 Year  exists.     1. The
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Fixed loan with no        Promissory Note
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  prepayment penalty.   2.  confirms that the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  The Underwriter's Loan    borrower refinanced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Analysis supports that    into a non-conforming
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  the housing payment       30 Year Fixed loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  decreased $332.82 from    with no prepayment
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  present payment of        penalty.   2. The
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  $3,377.55 P&I ($2,694.42  Underwriter's Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  existing 1st P&I +        Analysis supports
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  $683.13 existing 2nd P&I) that the housing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  to the new payment of     payment decreased
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  $3,044.73 P&I.  3. At the $332.82 from present
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  time of consummation, the payment of XXX P&I
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Borrower's DTI ratio      ($XXX existing 2nd
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  (including the new loan   P&I) to the new
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  payments) does not exceed payment of $XXX P&I.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  50%, as verified by other 3. At the time of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  third-party income        consummation, the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  verification.  4. The     Borrower's DTI ratio
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Borrower is able to       (including the new
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  recoup the costs of       loan payments) does
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  refinancing within 2      not exceed 50%, as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  years and reduces the     verified by other
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  interest rate by 2.0%.    third-party income
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Subject loan refinancing  verification.  4. The
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  recoup costs 17.0 months  Borrower is able to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  ($5,679.45 NRCC \ $332.82 recoup the costs of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  reduced monthly P&I) and  refinancing within 2
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  (reduced existing 1st     years and reduces the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  interest rate 7.75% +     interest rate by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  existing 2nd interest     2.0%.  Subject loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  rate 6.75% loan to an     refinancing recoup
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  interest rate of 6.25% 30 costs 17.0 months
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  year fixed rate loan)     ($XXX NRCC \ $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Therefore, the            reduced monthly P&I)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  aforementioned documents  and (reduced existing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  met the criteria of the   1st interest rate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Net Tangible Benefit      7.75% + existing 2nd
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  requirements. Supporting  interest rate 6.75%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  documentation uploaded as loan to an interest
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  XXX #XXX_Compliance       rate of 6.25% 30 year
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Documents_06-01-2022      fixed rate loan)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  SELLER - GENERAL COMMENT  Therefore, the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  (2022-06-10): The issue   aforementioned
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  cited has either been     documents met the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  resolved or was           criteria of the Net
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  determined to not be an   Tangible Benefit
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  exception as noted. The   requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  attached Promissory Note, Supporting
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  HUD-1, 1003 Loan          documentation
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Application,              uploaded as XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Underwriter's Loan        _Compliance
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Analysis and Verification Documents_06-XX-2022
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  of Income all answers and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  satisfies the questions   GENERAL COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  listed from the Net       (2022-06-24): The
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Tangible Benefit          issue cited has
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Worksheet. A rebuttable   either been resolved
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  presumption of            or was determined to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  reasonable, tangible, net not be an exception
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  benefit to the Borrower   as noted. The
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  exists when (but not      attached Promissory
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  limited to) one of the    Note, HUD-1, 1003
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  following exists.     1.  Loan Application,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  The Promissory Note       Underwriter's Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  confirms that the         Analysis and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  borrower refinanced into  Verification of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  a non-conforming 30 Year  Income all answers
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Fixed loan with no        and satisfies the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  prepayment penalty.   2.  questions listed from
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  The Underwriter's Loan    the Net Tangible
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Analysis supports that    Benefit Worksheet. A
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  the housing payment       rebuttable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  decreased $332.82 from    presumption of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  present payment of        reasonable, tangible,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  $3,377.55 P&I ($2,694.42  net benefit to the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  existing 1st P&I +        Borrower exists when
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  $683.13 existing 2nd P&I) (but not limited to)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  to the new payment of     one of the following
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  $3,044.73 P&I.  3. At the exists.     1. The
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  time of consummation, the Promissory Note
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Borrower's DTI ratio      confirms that the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  (including the new loan   borrower refinanced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  payments) does not exceed into a non-conforming
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  50%, as verified by other 30 Year Fixed loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  third-party income        with no prepayment
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  verification.  4. The     penalty.   2. The
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Borrower is able to       Underwriter's Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  recoup the costs of       Analysis supports
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  refinancing within 2      that the housing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  years and reduces the     payment decreased
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  interest rate by 2.0%.    $XXX from present
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Subject loan refinancing  payment of $XXX P&I
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  recoup costs 17.0 months  ($XXX existing 1st
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  ($5,679.45 NRCC \ $332.82 P&I + $XXX existing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  reduced monthly P&I) and  2nd P&I) to the new
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  (reduced existing 1st     payment of $XXX P&I.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  interest rate 7.75% +     3. At the time of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  existing 2nd interest     consummation, the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  rate 6.75% loan to an     Borrower's DTI ratio
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  interest rate of 6.25% 30 (including the new
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  year fixed rate loan)     loan payments) does
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Therefore, the            not exceed 50%, as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  aforementioned documents  verified by other
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  met the criteria of the   third-party income
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Net Tangible Benefit      verification.  4. The
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  requirements. Supporting  Borrower is able to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  documentation uploaded as recoup the costs of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  XXX #XXX_Compliance       refinancing within 2
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Documents_06-01-2022      years and reduces the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  REVIEWER - GENERAL        interest rate by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  COMMENT (2022-06-10):     2.0%.  Subject loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Missing source            refinancing recoup
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  information to complete   costs 17.0 months
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  the TNB elements.         ($XXX NRCC \ $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Document examples: Prior  reduced monthly P&I)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Original Note, payoff     and (reduced existing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  statement etc. Exception  1st interest rate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  remains.                  7.75% + existing 2nd
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            interest rate 6.75%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            loan to an interest
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            rate of 6.25% 30 year
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            fixed rate loan)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Therefore, the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            aforementioned
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            documents met the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            criteria of the Net
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Tangible Benefit
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Supporting
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            documentation
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            uploaded as XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            _Compliance
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Documents_06-XX-2022
7499126968 XXX       $XXX      NY    12/XX/2008 10/XX/2008   Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Government Documentation - Missing                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business                                                                                                             -
                                                                        Debt Consolidation                                                                                                        Document: FHA Mortgage Insurance                                                                                                                                                                                                       Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to
                                                                                                                                                                                                  Certificate not provided                                                                                                                                                                                                               applicant within three (3) business days of application.
7490911190 XXX       $XXX      NJ    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] General - FHA - Informed Consumer                                                                                                                                      2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score                                                                                                             -
                                                                        Debt Consolidation                                                                                                        Choice Disclosure was not provided to                                                                                                                                                                                                  Disclosure.
                                                                                                                                                                                                  borrower within 3 business days of the                                                                                                                                                                                                 [2] Federal Compliance - FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor
                                                                                                                                                                                                  loan application.: Disclosure: FHA -                                                                                                                                                                                                   application date used as FHA case # assignment date for purposes of any applicable compliance testing.
                                                                                                                                                                                                  Informed Consumer Choice Disclosure                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                  (Government Documents)                                                                                                                                                                                                                 [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 08/07/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
7491783861 XXX       $XXX      SC    11/XX/2005 10/XX/2005   Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 10/30/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
7501107425 XXX       $XXX      CA    10/XX/2007 10/XX/2007   Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business                                                                                                             -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                               Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                         Lending Act:  Subject loan transaction disbursed on 10/15/2007, prior to three (3) business days from transaction date of 10/16/2007.
7493086488 XXX       $XXX      IL    2/XX/2008  1/XX/2008    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business                                                                                                             -
                                                                        Other                                                                                                                     Document: Missing Final 1003                                                                                                                                                                                                           Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
7491838512 XXX       $XXX      CA    6/XX/2006  5/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three                                                                                                              -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                            (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 05/13/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
7491307838 XXX       $XXX      TX    5/XX/2007  4/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.        Closing / Title - (Doc Error)                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 04/21/2007 which is 1 months prior to consummation. A lookback   TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                         was performed to determine this application date.                                                                       by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA     appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                       signed or initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business   Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement    Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure to applicant within three (3) business days of application due to missing information.                       Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                               indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL  funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.                                                                            disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower received.
7494717764 XXX       $XXX      IL    4/XX/2005  3/XX/2005    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA    Federal Compliance - Final TIL                                                                            -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Credit Score Disclosure within a reasonably practicable time after using credit score.                                  Finance Charge Under Disclosed:
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of    Lenders Final TIL represents 127
                                                                                                                                                                                                                                                                                                                                                                                                                                         $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $150.79.                                 monthly payments of MI.  Whereas
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 audited finance charge reflects
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 129 monthly payments of MI and a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 fall-off after approximately 78%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 LTV.
7501069027 XXX       $XXX      CA    4/XX/2006  3/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three    Federal Compliance - Final TIL                                                                            -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                               (3) days of application due to missing information.                                                                     Finance Charge Under Disclosed:
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Unable to verify index utilized
                                                                                                                                                                                                                                                                                                                                                                                                                                         Rate Mortgages, CHARM Booklet, not provided to the borrower.                                                            by the Lender. The only index
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.        available in our lookback period
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 03/24/2006 which is 1 months prior to consummation. A lookback   is 4.01083%.
                                                                                                                                                                                                                                                                                                                                                                                                                                         was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act: Final TIL APR of 7.22300% is
                                                                                                                                                                                                                                                                                                                                                                                                                                         underdisclosed from calculated APR of 7.59047% outside of 0.250% tolerance.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of
                                                                                                                                                                                                                                                                                                                                                                                                                                         $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $49,220.81.
7504641791 XXX       $XXX      CA    4/XX/2006  3/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not                                                                                                                -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                               provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable
                                                                                                                                                                                                                                                                                                                                                                                                                                         Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 03/26/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                                                                                                                                                                                                                         provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7493263832 XXX       $XXX      NY    6/XX/2003  5/XX/2003    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title                                                                                                                                      2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an  Federal Compliance - Final TIL                                                                            -
                                                                        Other                                                                                                                     Policy is missing. No evidence of title                                                                                                                                                                                                assumed value of a contract sales price or original loan amount, whichever applies.                                     Finance Charge Under Disclosed:
                                                                                                                                                                                                  in file.                                                                                                                                                                                                                               [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                     Unable to determine, TIL
                                                                                                                                                                                                  [3] Application / Processing - Missing                                                                                                                                                                                                 [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.        itemization not provided.  DSI
                                                                                                                                                                                                  Document: Flood Certificate not provided                                                                                                                                                                                               Compliance tests were run using an application date of 05/20/2003 which is 1 months prior to consummation. A lookback   loan.
                                                                                                                                                                                                  [3] Application / Processing - Missing                                                                                                                                                                                                 was performed to determine this application date.
                                                                                                                                                                                                  Document: Missing Final 1003                                                                                                                                                                                                           [2] State Compliance - New York Late Charge Grace Period Testing: New York Late Charge: Note grace period of 10 days is less than the state minimum of 15 days.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000%
                                                                                                                                                                                                                                                                                                                                                                                                                                         exceeds the state maximum of 2%.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or
                                                                                                                                                                                                                                                                                                                                                                                                                                         DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8
                                                                                                                                                                                                                                                                                                                                                                                                                                         Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of
                                                                                                                                                                                                                                                                                                                                                                                                                                         $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $384.93.
7495774788 XXX       $XXX      NY    7/XX/2007  6/XX/2007    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not      Federal Compliance - Final TIL                                                                            -
                                                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower.                                                                                               Finance Charge Under Disclosed:
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business   TIL itemization did not disclose
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to      a title pick up fee of $175 as
                                                                                                                                                                                                                                                                                                                                                                                                                                         applicant within three (3) business days of application.                                                                prepaid finance charge.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of
                                                                                                                                                                                                                                                                                                                                                                                                                                         $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $175.00.
7502622091 XXX       $XXX      CA    11/XX/2004 10/XX/2004   Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.        Federal Compliance - Final TIL                                                                            -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 10/08/2004 which is 1 months prior to consummation. A lookback   Finance Charge Under Disclosed:
                                                                                                                                                                                                                                                                                                                                                                                                                                         was performed to determine this application date.                                                                       Approval indicates the Index
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act: Final TIL APR of 3.81200% is    used was 1.288%. The closest
                                                                                                                                                                                                                                                                                                                                                                                                                                         underdisclosed from calculated APR of 4.14166% outside of 0.250% tolerance.                                             Index available in our look-back
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of    period is 1.595%."
                                                                                                                                                                                                                                                                                                                                                                                                                                         $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $133,814.01.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                         Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
7507378358 XXX       $XXX      AZ    2/XX/2008  1/XX/2008    Investment Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 01/19/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
7501691149 XXX       $XXX      MI    9/XX/2003  8/XX/2003    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided):
                                                                                                                                                                                                                                                                                                                                                                                                                                         Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                         Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage
                                                                                                                                                                                                                                                                                                                                                                                                                                         Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.
7498094788 XXX       $XXX      CA    9/XX/2006  9/XX/2006    Primary    Refinance Cash-out -                1        A        A        A        A                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                             -
                                                                        Debt Consolidation
7499243198 XXX       $XXX      CA    11/XX/2006 4/XX/2006    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - California Prepayment Penalty ARM Test: California Prepayment Penalty:  Interest rate increase may be invalid due to borrower not being permitted to prepay the loan without penalty within 90 days of notification of any increase in the interest rate, depending on the lender's license type.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable
                                                                                                                                                                                                                                                                                                                                                                                                                                         Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
7500752596 XXX       $XXX      OK    12/XX/2002 11/XX/2002   Primary    Purchase                            2        B        B        B        B                                                 [3] Missing Document - FHA Informed                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor         Federal Compliance - Final TIL                                                                            -
                                                                                                                                                                                                  Consumer Choice Disclosure is missing.:                                                                                                                                                                                                application date used as FHA case # assignment date for purposes of any applicable compliance testing.                  Finance Charge Under Disclosed:
                                                                                                                                                                                                  Disclosure: FHA - Informed Consumer                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                     Unable to determine under
                                                                                                                                                                                                  Choice Disclosure (Government Documents)                                                                                                                                                                                               [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.        disclosure due to missing
                                                                                                                                                                                                  [3] Government Documentation - Missing                                                                                                                                                                                                 Compliance tests were run using an application date of 11/13/2002 which is 1 months prior to consummation. A lookback   Itemization of Amount Financed.
                                                                                                                                                                                                  Document: FHA Case Number Assignment not                                                                                                                                                                                               was performed to determine this application date.
                                                                                                                                                                                                  provided                                                                                                                                                                                                                               [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of
                                                                                                                                                                                                  [3] Government Documentation - Missing                                                                                                                                                                                                 $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $573.23.
                                                                                                                                                                                                  Document: FHA Mortgage Insurance
                                                                                                                                                                                                  Certificate not provided
                                                                                                                                                                                                  [3] Government Documentation - Missing
                                                                                                                                                                                                  Document: HUD/VA 92900-A not provided
7506648882 XXX       $XXX      GA    12/XX/2007 11/XX/2007   Primary    Purchase                            2        B        B        B        B                                                 [3] Missing Document - FHA Informed                                                                                                                                        2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an                                                                                                            -
                                                                                                                                                                                                  Consumer Choice Disclosure is missing.:                                                                                                                                                                                                assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                  Disclosure: FHA - Informed Consumer                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule:
                                                                                                                                                                                                  Choice Disclosure (Government Documents)                                                                                                                                                                                               Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
7508714482 XXX       $XXX      WV    9/XX/2008  8/XX/2008    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] State Compliance - West Virginia Residential Mortgage Lender, Broker, and Servicer Act (Borrower Not Charged for                                                                                                              -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Actual Amounts of Third Party Fees): West Virginia Residential Mortgage Lender, Broker and Servicer Act: No evidence in file to support that the borrower was charged the actual amounts for all third party fees.
7494539281 XXX       $XXX      MD    9/XX/2008  9/XX/2008    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] General - FHA - Informed Consumer                                                                                                                                      2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.                                                                                                                  -
                                                                                                                                                                                                  Choice Disclosure was not provided to                                                                                                                                                                                                  Compliance tests were run using an application date of 09/10/2008 which is 0 months prior to consummation. A lookback
                                                                                                                                                                                                  borrower within 3 business days of the                                                                                                                                                                                                 was performed to determine this application date.
                                                                                                                                                                                                  loan application.: Disclosure: FHA -                                                                                                                                                                                                   [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than
                                                                                                                                                                                                  Informed Consumer Choice Disclosure                                                                                                                                                                                                    single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                  (Government Documents)
7505411950 XXX       $XXX      MA    12/XX/2006 11/XX/2006   Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 11/19/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
7496024946 XXX       $XXX      ID    4/XX/2003  3/XX/2003    Primary    Purchase                            1        A        A        A        A                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                             -
7493641424 XXX       $XXX      GA    7/XX/2003  6/XX/2003    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.                                                                                                                  -
                                                                        Other                                                                                                                     Document: Missing Final 1003                                                                                                                                                                                                           Compliance tests were run using an application date of 06/02/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
7505526127 XXX       $XXX      MI    11/XX/2003 10/XX/2003   Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                         determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage
                                                                                                                                                                                                                                                                                                                                                                                                                                         Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 10/24/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure to applicant within three (3) business days of application due to missing information.
7508614147 XXX       $XXX      CT    7/XX/2004  6/XX/2004    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] State Compliance - Connecticut Prepayment Penalty Test: Connecticut Prepayment Penalty: A prepayment penalty is not                                                                                                           -
                                                                                                                                                                                                                                                                                                                                                                                                                                         permissible under the Mortgage Lenders, Correspondent Lenders, Brokers and Loan Originators Act.
7493307950 XXX       $XXX      FL    4/XX/2004  3/XX/2004    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three                                                                                                              -
                                                                                                                                                                                                                                                                                                                                                                                                                                         (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 03/15/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
7498236546 XXX       $XXX      CA    7/XX/2004  6/XX/2004    Primary    Purchase                            3        D        D        D        D                                                 [3] Application / Processing - Missing                                                                                                                                     3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  Title Co. Closing Statement Used For Fee Testing Material: Missing Final                                                                                                No         TNR Testing Not
                                                                                                                                                                                                  Document: Missing Final 1003                                                                                                                                                                                                           HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.                                                                                                                        Required
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three
                                                                                                                                                                                                                                                                                                                                                                                                                                         (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable
                                                                                                                                                                                                                                                                                                                                                                                                                                         Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 06/16/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
7506608619 XXX       $XXX      OK    8/XX/2004  7/XX/2004    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable                                                                                                           -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 07/23/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
7501378920 XXX       $XXX      IL    8/XX/2004  7/XX/2004    Investment Refinance Rate/Term                 1        A        A        A        A                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                             -
7501005910 XXX       $XXX      CA    8/XX/2004  7/XX/2004    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending                                                                                                            -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                            Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
7509905511 XXX       $XXX      NC    8/XX/2004  8/XX/2004    Second     Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.                                                                                                                  -
                                                             Home       Other                                                                                                                     Document: Missing Final 1003                                                                                                                                                                                                           Compliance tests were run using an application date of 08/05/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
7493944985 XXX       $XXX      MI    12/XX/2004 10/XX/2004   Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable
                                                                                                                                                                                                                                                                                                                                                                                                                                         Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of
                                                                                                                                                                                                                                                                                                                                                                                                                                         $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $2,287.05.
7501363022 XXX       $XXX      VA    10/XX/2004 10/XX/2004   Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not                                                                                                                -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                               provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
7504090912 XXX       $XXX      CA    12/XX/2004 11/XX/2004   Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                               -
                                                                        Other
7502416232 XXX       $XXX      CA    11/XX/2004 10/XX/2004   Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Application / Processing - Missing                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.                                                                                                                  -
                                                                                                                                                                                                  Document: Missing Final 1003                                                                                                                                                                                                           Compliance tests were run using an application date of 10/18/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                         Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
7499412242 XXX       $XXX      CA    1/XX/2005  12/XX/2004   Primary    Purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program         Federal Compliance - Final TIL                                                                            -
                                                                                                                                                                                                  Document: Missing Final 1003                                                                                                                                                                                                           disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as  Finance Charge Under Disclosed:
                                                                                                                                                                                                                                                                                                                                                                                                                                         an ARM.                                                                                                                 TIL itemization disclosed an
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   additional settlement fee of
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.                                                                                                             $200.00, an additional courier
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.        fee of $10.00, an additional
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 12/05/2004 which is 1 months prior to consummation. A lookback   sub-escrow fee of $0.25, and did
                                                                                                                                                                                                                                                                                                                                                                                                                                         was performed to determine this application date.                                                                       not disclose an additional
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business   loan-tie fee of $125.00, a
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement    warehouse fee of $50.00 and
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure to applicant within three (3) business days of application due to missing information.                       additional prepaid interest of
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of    $360.60 as prepaid finance
                                                                                                                                                                                                                                                                                                                                                                                                                                         $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $326.83.                                 charges.
7490204346 XXX       $XXX      TX    12/XX/2004 11/XX/2004   Investment Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 11/29/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
7499394390 XXX       $XXX      PA    2/XX/2005  1/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.        Federal Compliance - Final TIL                                                                            -
                                                                        Debt Consolidation                                                                                                        Document: Missing Final 1003                                                                                                                                                                                                           Compliance tests were run using an application date of 01/15/2005 which is 1 months prior to consummation. A lookback   Finance Charge Under Disclosed:
                                                                                                                                                                                                                                                                                                                                                                                                                                         was performed to determine this application date.                                                                       TIL Itemization disclosed
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of    origination charges in the
                                                                                                                                                                                                                                                                                                                                                                                                                                         $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $40.00.                                  amount of $2,989.60 and the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 final HUD reflects $3,029.60.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 TIL Itemization did not disclose
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 a Courier fee for $50, Wire fee
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 for $20 and disclosed the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Settlement/Closing fee for $350
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 whereas the HUD reflects $275 as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 prepaid finance charges.
7505754746 XXX       $XXX      CA    3/XX/2005  2/XX/2005    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule:                                                                                                            -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
7495511445 XXX       $XXX      FL    2/XX/2005  1/XX/2005    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three                                                                                                              -
                                                                                                                                                                                                                                                                                                                                                                                                                                         (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 01/20/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure to applicant within three (3) business days of application due to missing information.
7507994242 XXX       $XXX      VA    6/XX/2005  5/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three                                                                                                              -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                               (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 05/20/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - Virginia Prepayment Penalty: Virginia Prepayment Penalty: Maximum calculated prepay of $XXX exceeds the state maximum for owner-occupied properties of 2% of the prepaid balance $XXX.
7500949875 XXX       $XXX      CA    3/XX/2005  2/XX/2005    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                         disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - California Prepayment Penalty ARM Test: California Prepayment Penalty:  Interest rate increase may be invalid due to borrower not being permitted to prepay the loan without penalty within 90 days of notification of any increase in the interest rate, depending on the lender's license type.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 02/17/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
7498027688 XXX       $XXX      CA    3/XX/2005  2/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: ARM loan program disclosure does                                                                                                            -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                            not match terms of loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable
                                                                                                                                                                                                                                                                                                                                                                                                                                         Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                         Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
7500086219 XXX       $XXX      VA    4/XX/2005  3/XX/2005    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not                                                                                                               -
                                                                                                                                                                                                                                                                                                                                                                                                                                         provided.
7507199144 XXX       $XXX      CA    4/XX/2005  9/XX/2004    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable                                                                                                           -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Rate Mortgages, CHARM Booklet, not provided to the borrower.
7496442731 XXX       $XXX      CA    5/XX/2005  4/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable                                                                                                           -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                               Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 04/10/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
7503791652 XXX       $XXX      CA    6/XX/2005  5/XX/2005    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] State Compliance - California Prepayment Penalty ARM Test: California Prepayment Penalty:  Interest rate increase                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                         may be invalid due to borrower not being permitted to prepay the loan without penalty within 90 days of notification of any increase in the interest rate, depending on the lender's license type.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - California Prepayment Penalty Test: California Prepayment Penalty: Maximum prepay  allowed is 6 months interest calculated on 80% of the original balance ($XXX).  Loan contracts for maximum calculated prepay of
                                                                                                                                                                                                                                                                                                                                                                                                                                         $XXX, which exceeds max allowable.  Prepay may be impermissible depending on the lender's license type.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable
                                                                                                                                                                                                                                                                                                                                                                                                                                         Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 05/20/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
7503313586 XXX       $XXX      AZ    6/XX/2005  5/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program         Federal Compliance - Final TIL                                                                            -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                               disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as  Finance Charge Under Disclosed:
                                                                                                                                                                                                                                                                                                                                                                                                                                         an ARM.                                                                                                                 Under disclosure due to lender's
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Closing Instructions reflect
                                                                                                                                                                                                                                                                                                                                                                                                                                         Rate Mortgages, CHARM Booklet, not provided to the borrower.                                                            index value of 2.978%. The
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                     minimum Index available in our
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.        look-back period is 3.28%.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 05/07/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of
                                                                                                                                                                                                                                                                                                                                                                                                                                         $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $10,526.69.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                         Lending Act:  Subject loan transaction disbursed on 06/07/2005, prior to three (3) business days from transaction date of 06/07/2005.
7498530909 XXX       $XXX      CA    4/XX/2005  3/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: ARM loan program disclosure does                                                                                                            -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                               not match terms of loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable
                                                                                                                                                                                                                                                                                                                                                                                                                                         Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA
                                                                                                                                                                                                                                                                                                                                                                                                                                         Credit Score Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 03/28/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
7496382568 XXX       $XXX      AZ    5/XX/2005  5/XX/2005    Second     Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                               -
                                                             Home                                                                                                                                                                                                                                                                                                                                                                        [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 05/02/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure to applicant within three (3) business days of application due to missing information.
7490539749 XXX       $XXX      CA    7/XX/2005  5/XX/2005    Primary    Purchase                            3        D        D        D        D                                                                                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final Federal Compliance - Final TIL                                                                 No         TNR Testing Not
                                                                                                                                                                                                                                                                                                                                                                                                                                         HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.                 Finance Charge Under Disclosed:                                                                           Required
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL    Unable to determine under
                                                                                                                                                                                                                                                                                                                                                                                                                                         APR of 5.50000% is underdisclosed from calculated APR of 5.69552% outside of 0.125% tolerance.                          disclosure due to missing
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of    Itemization of Amount Financed.
                                                                                                                                                                                                                                                                                                                                                                                                                                         $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $5,636.88.
7506341248 XXX       $XXX      CA    3/XX/2005  3/XX/2005    Investment Refinance Cash-out -                3        D        D        D        D                                                 [3] Application / Processing - Missing                                                                                                                                     3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  Title Co. Closing Statement Used For Fee Testing Material: Missing Final                                                                                                No         TNR Testing Not
                                                                        Other                                                                                                                     Document: Missing Final 1003                                                                                                                                                                                                           HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.                                                                                                                        Required
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/30/2005 used as disbursement date for compliance testing.
7500803018 XXX       $XXX      OR    4/XX/2005  3/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program                                                                                                                   -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                               disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 03/25/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - Oregon Prepayment Penalty Max Prepay: Oregon Prepayment Penalty: Loan agreement or Note does not clearly state the maximum prepayment penalty applicable to each year of the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure to applicant within three (3) business days of application due to missing information.
7493125231 XXX       $XXX      CA    5/XX/2005  4/XX/2005    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three                                                                                                              -
                                                                                                                                                                                                                                                                                                                                                                                                                                         (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - California Prepayment Penalty ARM Test: California Prepayment Penalty:  Interest rate increase may be invalid due to borrower not being permitted to prepay the loan without penalty within 90 days of notification of any increase in the interest rate, depending on the lender's license type.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 04/19/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure to applicant within three (3) business days of application due to missing information.
7496656832 XXX       $XXX      MI    5/XX/2005  4/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Insurance Documentation - Missing                                                                                                                                      2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not                                                                                                                -
                                                                        Debt Consolidation                                                                                                        Document: Mortgage Insurance Certificate                                                                                                                                                                                               provided to the borrower.
                                                                                                                                                                                                  (MIC) not provided                                                                                                                                                                                                                     [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided
                                                                                                                                                                                                                                                                                                                                                                                                                                         Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                         determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Unable to test counseling agencies list due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 04/16/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure to applicant within three (3) business days of application due to missing information.
7508090578 XXX       $XXX      OH    5/XX/2005  4/XX/2005    Investment Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] State Compliance - Ohio Standard Prepayment Penalty SMLA: Ohio Prepayment Penalty: Prepayment penalty not                                                                                                                     -
                                                                                                                                                                                                                                                                                                                                                                                                                                         permissible on a refinance. (applies only to Second Mortgage Loan Act registrants)  Prepay language states prepay will not exceed maximum permitted by applicable law.
7492321592 XXX       $XXX      CA    5/XX/2005  5/XX/2005    Investment Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.                                                                                                                  -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                            Compliance tests were run using an application date of 05/01/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
7503863501 XXX       $XXX      OR    5/XX/2005  4/XX/2005    Investment Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.                                                                                                                  -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                               Compliance tests were run using an application date of 04/30/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
7501493595 XXX       $XXX      NY    7/XX/2005  5/XX/2005    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable
                                                                                                                                                                                                                                                                                                                                                                                                                                         Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - New York Prepayment Penalty: New York Prepayment Penalty: Max prepay term allowed on an adjustable rate loan greater than $250,000 is 12 months.  Loan contracts for prepay term of 36 months, which exceeds max allowable.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
7497129473 XXX       $XXX      GA    6/XX/2005  5/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively                                                                                                                  -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                               determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
7502998874 XXX       $XXX      VA    5/XX/2005  5/XX/2005    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three                                                                                                              -
                                                                                                                                                                                                                                                                                                                                                                                                                                         (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 05/09/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.
7494307281 XXX       $XXX      TX    9/XX/2005  9/XX/2005    Investment Purchase                            1        A        A        A        A                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                             -
7494826431 XXX       $XXX      MD    9/XX/2005  8/XX/2005    Investment Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disparity in Occupancy - Not High Cost and Not Higher Priced: The mortgage loan file contains  Federal Compliance - Disparity                                                                            -
                                                                                                                                                                                                                                                                                                                                                                                                                                         documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance        in Occupancy - Not High Cost and
                                                                                                                                                                                                                                                                                                                                                                                                                                         testing performed based on the Occupancy Type of Investment).                                                           Not Higher Priced: Page 4 of
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.        final application indicates
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 08/29/2005 which is 1 months prior to consummation. A lookback   borrowers will occupy this
                                                                                                                                                                                                                                                                                                                                                                                                                                         was performed to determine this application date.                                                                       property as their primary
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 residence, Pg 1 indicates this
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 is investment property.
7496588918 XXX       $XXX      CA    11/XX/2005 10/XX/2005   Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                         disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - California Prepayment Penalty ARM Test: California Prepayment Penalty:  Interest rate increase may be invalid due to borrower not being permitted to prepay the loan without penalty within 90 days of notification of any increase in the interest rate, depending on the lender's license type.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable
                                                                                                                                                                                                                                                                                                                                                                                                                                         Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 10/05/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
7493880544 XXX       $XXX      FL    6/XX/2005  5/XX/2005    Investment Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.                                                                                                                  -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                               Compliance tests were run using an application date of 05/22/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
7504723541 XXX       $XXX      FL    10/XX/2005 6/XX/2005    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
7499689175 XXX       $XXX      CA    6/XX/2005  5/XX/2005    Primary    Refinance Cash-out -                3        D        D        D        D                                                                                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing Material: Missing Final HUD-1:                                                                                                     Yes        TR
                                                                        Other                                                                                                                                                                                                                                                                                                                                                            Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.                                                                                                                                               Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three
                                                                                                                                                                                                                                                                                                                                                                                                                                         (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 05/30/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure to applicant within three (3) business days of application due to missing information.
7500926310 XXX       $XXX      OH    6/XX/2005  5/XX/2005    Investment Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 05/27/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - Ohio Prepayment Penalty: Ohio Prepayment Penalty: Maximum calculated prepay of $XXX exceeds the state maximum of 1% of the original balance ($XXX).  Prepay language states prepay will not exceed maximum permitted by applicable law.
7505686109 XXX       $XXX      MO    7/XX/2005  6/XX/2005    Investment Refinance Rate/Term                 2        B        B        B        B                                                 [3] Application / Processing - Missing                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.                                                                                                                  -
                                                                                                                                                                                                  Document: Missing Final 1003                                                                                                                                                                                                           Compliance tests were run using an application date of 06/15/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
7505308670 XXX       $XXX      FL    7/XX/2005  7/XX/2005    Investment Purchase                            1        A        A        A        A                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                             -
7507382971 XXX       $XXX      CA    7/XX/2005  6/XX/2005    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending                                                                                                            -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
7490521240 XXX       $XXX      CA    8/XX/2005  7/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not                                                                                                                -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                               provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
7506441302 XXX       $XXX      NY    9/XX/2005  7/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not                                                                                                                -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                            provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable
                                                                                                                                                                                                                                                                                                                                                                                                                                         Rate Mortgages, CHARM Booklet, not provided to the borrower.
7490595513 XXX       $XXX      FL    8/XX/2005  7/XX/2005    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three                                                                                                              -
                                                                                                                                                                                                                                                                                                                                                                                                                                         (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 07/26/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure to applicant within three (3) business days of application due to missing information.
7495084886 XXX       $XXX      FL    8/XX/2005  7/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three                                                                                                              -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                            (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 07/24/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure to applicant within three (3) business days of application due to missing information.
7505398802 XXX       $XXX      VA    10/XX/2005 9/XX/2005    Investment Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.                                                                                                                  -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                            Compliance tests were run using an application date of 09/21/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
7498996610 XXX       $XXX      AZ    12/XX/2005 11/XX/2005   Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program                                                                                                                   -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                            disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable
                                                                                                                                                                                                                                                                                                                                                                                                                                         Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or
                                                                                                                                                                                                                                                                                                                                                                                                                                         DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8
                                                                                                                                                                                                                                                                                                                                                                                                                                         Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
7505074332 XXX       $XXX      WA    10/XX/2005 9/XX/2005    Investment Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.                                                                                                                  -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                            Compliance tests were run using an application date of 09/08/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
7493148837 XXX       $XXX      CA    12/XX/2005 11/XX/2005   Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program                                                                                                                   -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                               disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - California Prepayment Penalty: California Prepayment Penalty: Maximum prepay  allowed is 6 months interest calculated on 80% of the original balance ($XXX).  Loan contracts for maximum calculated prepay of
                                                                                                                                                                                                                                                                                                                                                                                                                                         $XXX, which exceeds max allowable. Prepay may be impermissible depending on the lender's license type.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable
                                                                                                                                                                                                                                                                                                                                                                                                                                         Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 11/16/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
7504774303 XXX       $XXX      FL    1/XX/2006  12/XX/2005   Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.                                                                                                                  -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                            Compliance tests were run using an application date of 12/12/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure to applicant within three (3) business days of application due to missing information.
7500882177 XXX       $XXX      AZ    2/XX/2006  1/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not                                                                                                                -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                            provided to the borrower within three (3) days of application.
7495987877 XXX       $XXX      CA    2/XX/2006  1/XX/2006    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                         disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - California Prepayment Penalty ARM Test: California Prepayment Penalty:  Interest rate increase may be invalid due to borrower not being permitted to prepay the loan without penalty within 90 days of notification of any increase in the interest rate, depending on the lender's license type.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                         Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 01/23/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
7507372264 XXX       $XXX      CA    3/XX/2006  1/XX/2006    Primary    Purchase                            3        D        D        D        D                                                 [3] Insurance Documentation - Missing                                                                                                                                      3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  Title Co. Closing Statement Used For Fee Testing Material: Missing Final                                                                                                Yes        TR
                                                                                                                                                                                                  Document: Mortgage Insurance Certificate                                                                                                                                                                                               HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.                                                                                                                        Indeterminable
                                                                                                                                                                                                  (MIC) not provided                                                                                                                                                                                                                     [2] State Compliance - California Prepayment Penalty ARM Test: California Prepayment Penalty:  Interest rate increase may be invalid due to borrower not being permitted to prepay the loan without penalty within 90 days of notification of any increase in the interest rate, depending on the lender's license type.
7499575021 XXX       $XXX      CA    3/XX/2006  2/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program                                                                                                                   -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                            disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 02/04/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
7499092991 XXX       $XXX      PA    2/XX/2006  1/XX/2006    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three    Federal Compliance - Final TIL                                                                            -
                                                                                                                                                                                                                                                                                                                                                                                                                                         (3) days of application due to missing information.                                                                     Finance Charge Under Disclosed:
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due   Under disclosure is due to $1000
                                                                                                                                                                                                                                                                                                                                                                                                                                         to missing Initial Loan Application Date.                                                                               in Broker credits that were not
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.        itemized.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 01/06/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of
                                                                                                                                                                                                                                                                                                                                                                                                                                         $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $556.20.
7506085203 XXX       $XXX      MN    4/XX/2006  3/XX/2006    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 03/13/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
7501052205 XXX       $XXX      CA    4/XX/2006  3/XX/2006    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three                                                                                                              -
                                                                                                                                                                                                                                                                                                                                                                                                                                         (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 03/28/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
7493502871 XXX       $XXX      WA    5/XX/2006  4/XX/2006    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable
                                                                                                                                                                                                                                                                                                                                                                                                                                         Rate Mortgages, CHARM Booklet, not provided to the borrower.
7508605754 XXX       $XXX      CA    4/XX/2006  3/XX/2006    Primary    Purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing                                                                                                                                     2           B           B           B           B           [2] State Compliance - California Prepayment Penalty ARM Test: California Prepayment Penalty:  Interest rate increase   Federal Compliance - Final TIL                                                                            -
                                                                                                                                                                                                  Document: Missing Final 1003                                                                                                                                                                                                           may be invalid due to borrower not being permitted to prepay the loan without penalty within 90 days of notification of Finance Charge Under Disclosed:
                                                                                                                                                                                                                                                                                                                                                                                                                                         any increase in the interest rate, depending on the lender's license type.                                              Unable to determine index
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.        utilized by the lender. The
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 03/03/2006 which is 1 months prior to consummation. A lookback   lowest index available in our
                                                                                                                                                                                                                                                                                                                                                                                                                                         was performed to determine this application date.                                                                       lookback period was  3.88833%.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of    In addition there is a lump sump
                                                                                                                                                                                                                                                                                                                                                                                                                                         $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $24,502.74.                              seller credit for $11,901.22.
7504871535 XXX       $XXX      CA    4/XX/2006  3/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.                                                                                                                  -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                            Compliance tests were run using an application date of 03/24/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                         Lending Act:  Subject loan transaction disbursed on 04/24/2006, prior to three (3) business days from transaction date of 04/24/2006.
7498619248 XXX       $XXX      NC    4/XX/2006  3/XX/2006    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                         disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable
                                                                                                                                                                                                                                                                                                                                                                                                                                         Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 03/27/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7494882789 XXX       $XXX      CA    4/XX/2006  4/XX/2006    Investment Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.                                                                                                                  -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                            Compliance tests were run using an application date of 04/04/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.
7500294997 XXX       $XXX      CA    5/XX/2006  4/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three                                                                                                              -
                                                                        Other                                                                                                                     Document: Missing Final 1003                                                                                                                                                                                                           (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - California Prepayment Penalty: California Prepayment Penalty: Maximum prepay  allowed is 6 months interest calculated on 80% of the original balance ($XXX).  Loan contracts for maximum calculated prepay of
                                                                                                                                                                                                                                                                                                                                                                                                                                         $XXX, which exceeds max allowable. Prepay may be impermissible depending on the lender's license type.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable
                                                                                                                                                                                                                                                                                                                                                                                                                                         Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 04/15/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
7496126663 XXX       $XXX      OH    11/XX/2005 10/XX/2005   Investment Purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.                                                                                                                  -
                                                                                                                                                                                                  Document: Missing Final 1003                                                                                                                                                                                                           Compliance tests were run using an application date of 10/23/2005 which is 1 months prior to consummation. A lookback
                                                                                                                                                                                                  [3] Insurance Documentation - Missing                                                                                                                                                                                                  was performed to determine this application date.
                                                                                                                                                                                                  Document: Mortgage Insurance Certificate                                                                                                                                                                                               [2] State Compliance - Ohio Prepayment Penalty: Ohio Prepayment Penalty: Maximum calculated prepay of $XXX exceeds the
                                                                                                                                                                                                  (MIC) not provided                                                                                                                                                                                                                     state maximum of 1% of the original balance ($XXX.00).  Prepay language states prepay will not exceed maximum permitted by applicable law.
7506836213 XXX       $XXX      CA    11/XX/2005 10/XX/2005   Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three                                                                                                              -
                                                                        Debt Consolidation                                                                                                        Document: Missing Final 1003                                                                                                                                                                                                           (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable
                                                                                                                                                                                                                                                                                                                                                                                                                                         Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 10/17/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
7502038060 XXX       $XXX      CA    12/XX/2005 11/XX/2005   Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not      Federal Compliance - Final TIL                                                                            -
                                                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower.                                                                                               Finance Charge Under Disclosed:
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable TIL Itemization did not disclose
                                                                                                                                                                                                                                                                                                                                                                                                                                         Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.                       the doc signing fee of $125 as a
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of    prepaid finance charge.
                                                                                                                                                                                                                                                                                                                                                                                                                                         $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $105.00.                                 Itemization disclosed a courier
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 fee of $20 and audit did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 disclose this fee.
7507214584 XXX       $XXX      MI    10/XX/2005 9/XX/2005    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                         determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 09/19/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
7505950540 XXX       $XXX      CA    1/XX/2006  12/XX/2005   Investment Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] State Compliance - California Prepayment Penalty ARM Test: California Prepayment Penalty:  Interest rate increase                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                         may be invalid due to borrower not being permitted to prepay the loan without penalty within 90 days of notification of any increase in the interest rate, depending on the lender's license type.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 12/09/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
7493738671 XXX       $XXX      FL    3/XX/2006  12/XX/2005   Investment Purchase                            1        A        A        A        A                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                             -
7498603740 XXX       $XXX      MD    1/XX/2006  12/XX/2005   Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three                                                                                                              -
                                                                                                                                                                                                                                                                                                                                                                                                                                         (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable
                                                                                                                                                                                                                                                                                                                                                                                                                                         Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - Maryland Prepayment Penalty Test: Maryland Prepayment Penalty: Maximum calculated prepay of $XXX exceeds the state maximum of 2 months interest calculated on 2/3 of the original balance ($XXX).  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 12/05/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
7498300339 XXX       $XXX      FL    9/XX/2005  8/XX/2005    Primary    Refinance Cash-out -                1        A        A        A        A                                                 [3] Title / Lien Defect - Final Title                                                                                                                                      1           A           A           A           A                                                                                                                                                                                                                                             -
                                                                        Other                                                                                                                     Policy is missing. No evidence of title
                                                                                                                                                                                                  in file.
7490433483 XXX       $XXX      CA    10/XX/2005 9/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three    Federal Compliance - Final TIL                                                                            -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                            (3) days of application due to missing information.                                                                     Finance Charge Under Disclosed:
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Under disclosure is due to the
                                                                                                                                                                                                                                                                                                                                                                                                                                         Rate Mortgages, CHARM Booklet, not provided to the borrower.                                                            lender utilizing an index value
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA    of 3.019% per the Closing
                                                                                                                                                                                                                                                                                                                                                                                                                                         Credit Score Disclosure within a reasonably practicable time after using credit score.                                  Instructions, however the lowest
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.        index value available in the
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 09/25/2005 which is 1 months prior to consummation. A lookback   lookback period is 3.16333%.
                                                                                                                                                                                                                                                                                                                                                                                                                                         was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of
                                                                                                                                                                                                                                                                                                                                                                                                                                         $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $7,453.45.
7502860960 XXX       $XXX      CA    3/XX/2006  1/XX/2006    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable
                                                                                                                                                                                                                                                                                                                                                                                                                                         Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
7495737936 XXX       $XXX      CA    12/XX/2005 11/XX/2005   Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not                                                                                                                -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                            provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable
                                                                                                                                                                                                                                                                                                                                                                                                                                         Rate Mortgages, CHARM Booklet, not provided to the borrower.
7505342192 XXX       $XXX      CA    2/XX/2006  1/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three                                                                                                              -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                            (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - California Prepayment Penalty: California Prepayment Penalty: Maximum prepay  allowed is 6 months interest calculated on 80% of the original balance ($XXX).  Loan contracts for maximum calculated prepay of
                                                                                                                                                                                                                                                                                                                                                                                                                                         $XXX, which exceeds max allowable. Prepay may be impermissible depending on the lender's license type.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable
                                                                                                                                                                                                                                                                                                                                                                                                                                         Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 01/27/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
7495274487 XXX       $XXX      FL    5/XX/2006  4/XX/2006    Primary    Purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three                                                                                                              -
                                                                                                                                                                                                  Document: Missing Final 1003                                                                                                                                                                                                           (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable
                                                                                                                                                                                                                                                                                                                                                                                                                                         Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 04/14/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
7504952079 XXX       $XXX      VA    6/XX/2006  5/XX/2006    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three                                                                                                              -
                                                                                                                                                                                                                                                                                                                                                                                                                                         (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 05/29/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
7509979794 XXX       $XXX      HI    8/XX/2006  8/XX/2006    Primary    Purchase                            1        A        A        A        A                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                             -
7503640137 XXX       $XXX      MD    8/XX/2006  7/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Government Documentation - Missing                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA    Federal Compliance - Final TIL                                                                            -
                                                                        Debt Consolidation                                                                                                        Document: FHA Mortgage Insurance                                                                                                                                                                                                       Credit Score Disclosure within a reasonably practicable time after using credit score.                                  Finance Charge Under Disclosed:
                                                                                                                                                                                                  Certificate not provided                                                                                                                                                                                                               [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.        TIL Itemization only disclosed a
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 07/02/2006 which is 1 months prior to consummation. A lookback   settlement fee of $100, however,
                                                                                                                                                                                                                                                                                                                                                                                                                                         was performed to determine this application date.                                                                       final HUD-1 reflects $550.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of
                                                                                                                                                                                                                                                                                                                                                                                                                                         $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $364.91.
7492980578 XXX       $XXX      MI    8/XX/2005  7/XX/2005    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Application / Processing - Missing                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three    Federal Compliance - Final TIL                                                                            -
                                                                                                                                                                                                  Document: Missing Final 1003                                                                                                                                                                                                           (3) days of application due to missing information.                                                                     Finance Charge Under Disclosed:
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due   Unable to determine under
                                                                                                                                                                                                                                                                                                                                                                                                                                         to missing Initial Loan Application Date.                                                                               disclosure due to missing
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   Itemization of Amount Financed.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided
                                                                                                                                                                                                                                                                                                                                                                                                                                         Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                         Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage
                                                                                                                                                                                                                                                                                                                                                                                                                                         Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 07/16/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of
                                                                                                                                                                                                                                                                                                                                                                                                                                         $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $187.32.
7502564507 XXX       $XXX      WA    3/XX/2006  3/XX/2006    Investment Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.                                                                                                                  -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                            Compliance tests were run using an application date of 03/09/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.
7494969907 XXX       $XXX      MI    4/XX/2006  3/XX/2006    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not      Federal Compliance - Final TIL                                                                            -
                                                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower within three (3) days of application.                                                          Finance Charge Under Disclosed:
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided       Lenders Final TIL shows a recast
                                                                                                                                                                                                                                                                                                                                                                                                                                         Timely): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower at the to maximum balance after 84
                                                                                                                                                                                                                                                                                                                                                                                                                                         time of application.                                                                                                    months and the actual recast
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Michigan     occurs after 120 months.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower at the time of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage
                                                                                                                                                                                                                                                                                                                                                                                                                                         Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of
                                                                                                                                                                                                                                                                                                                                                                                                                                         $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $2,299.57.
7498571770 XXX       $XXX      NC    5/XX/2006  4/XX/2006    Investment Purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.                                                                                                                  -
                                                                                                                                                                                                  Document: Missing Final 1003                                                                                                                                                                                                           Compliance tests were run using an application date of 04/25/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
7501658603 XXX       $XXX      TN    4/XX/2006  4/XX/2006    Primary    Purchase                            2        B        B        B        B                                                 [3] Government Documentation - Missing                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule:                                                                                                            -
                                                                                                                                                                                                  Document: FHA Mortgage Insurance                                                                                                                                                                                                       Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                  Certificate not provided
7493560244 XXX       $XXX      CA    4/XX/2006  4/XX/2006    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - California Prepayment Penalty ARM Test: California Prepayment Penalty:  Interest rate increase may be invalid due to borrower not being permitted to prepay the loan without penalty within 90 days of notification of any increase in the interest rate, depending on the lender's license type.
7495616605 XXX       $XXX      FL    4/XX/2006  3/XX/2006    Primary    Purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three                                                                                                              -
                                                                                                                                                                                                  Document: Missing Final 1003                                                                                                                                                                                                           (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable
                                                                                                                                                                                                                                                                                                                                                                                                                                         Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 03/24/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure to applicant within three (3) business days of application due to missing information.
7504721473 XXX       $XXX      PA    5/XX/2006  4/XX/2006    Second     Purchase                            1        A        A        A        A                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                             -
                                                             Home
7491142912 XXX       $XXX      TX    7/XX/2006  6/XX/2006    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
7509613218 XXX       $XXX      CA    5/XX/2006  4/XX/2006    Investment Refinance Rate/Term                 3        D        D        D        D                                                 [3] Application / Processing - Missing                                                                                                                                     3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final Federal Compliance - Disparity                                                                 No         TNR Testing Not
                                                                                                                                                                                                  Document: Missing Final 1003                                                                                                                                                                                                           HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.                 in Occupancy - Not High Cost and                                                                          Required
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Disparity in Occupancy - Not High Cost and Not Higher Priced: The mortgage loan file contains  Not Higher Priced: Borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                         documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance        indicated they intend to occupy
                                                                                                                                                                                                                                                                                                                                                                                                                                         testing performed based on the Occupancy Type of Investment).                                                           property as primary residence on
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.        page 4 of the Final 1003 in
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 04/26/2006 which is 1 months prior to consummation. A lookback   contradiction to the Investment
                                                                                                                                                                                                                                                                                                                                                                                                                                         was performed to determine this application date.                                                                       box checked on page 1.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
7504558541 XXX       $XXX      CA    6/XX/2006  5/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not                                                                                                                -
                                                                        Debt Consolidation                                                                                                        Document: Missing Final 1003                                                                                                                                                                                                           provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable
                                                                                                                                                                                                                                                                                                                                                                                                                                         Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 05/15/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                                                                                                                                                                                                                         provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7505958991 XXX       $XXX      OR    4/XX/2006  3/XX/2006    Primary    Refinance Rate/Term                 3        D        D        D        D                                                                                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final                                                                                                Yes        TR HUD
                                                                                                                                                                                                                                                                                                                                                                                                                                         HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.                                                                                                                           Deficiency
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable
                                                                                                                                                                                                                                                                                                                                                                                                                                         Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 03/17/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                                                                                                                                                                                                                         provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7507980517 XXX       $XXX      VA    7/XX/2006  6/XX/2006    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable
                                                                                                                                                                                                                                                                                                                                                                                                                                         Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 06/10/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                                                                                                                                                                                                                         provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - Virginia Prepayment Penalty: Virginia Prepayment Penalty: Maximum calculated prepay of $XXX exceeds the state maximum for owner-occupied properties of 2% of the prepaid balance $XXX. Prepay language states prepay will not exceed maximum permitted by applicable law.
7505305950 XXX       $XXX      CA    7/XX/2006  6/XX/2006    Investment Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.                                                                                                                  -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                            Compliance tests were run using an application date of 06/10/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
7499929442 XXX       $XXX      CT    5/XX/2006  4/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not                                                                                                                -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                            provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable
                                                                                                                                                                                                                                                                                                                                                                                                                                         Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - Connecticut Prepayment Penalty Test: Connecticut Prepayment Penalty: A prepayment penalty is not permissible under the Mortgage Lenders, Correspondent Lenders, Brokers and Loan Originators Act.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 04/25/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                                                                                                                                                                                                                         provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7509012879 XXX       $XXX      CA    7/XX/2006  6/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not                                                                                                                -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                            provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - California Prepayment Penalty: California Prepayment Penalty: Maximum prepay  allowed is 6 months interest calculated on 80% of the original balance ($XXX).  Loan contracts for maximum calculated prepay of
                                                                                                                                                                                                                                                                                                                                                                                                                                         $XXX, which exceeds max allowable. Prepay may be impermissible depending on the lender's license type.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable
                                                                                                                                                                                                                                                                                                                                                                                                                                         Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 06/13/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                                                                                                                                                                                                                         provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7509942292 XXX       $XXX      CA    7/XX/2006  6/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not                                                                                                                -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                            provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - California Prepayment Penalty: California Prepayment Penalty: Maximum prepay  allowed is 6 months interest calculated on 80% of the original balance ($XXX).  Loan contracts for maximum calculated prepay of
                                                                                                                                                                                                                                                                                                                                                                                                                                         $XXX, which exceeds max allowable. Prepay may be impermissible depending on the lender's license type.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable
                                                                                                                                                                                                                                                                                                                                                                                                                                         Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 06/13/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                                                                                                                                                                                                                         provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7501646872 XXX       $XXX      TN    9/XX/2006  8/XX/2006    Primary    Purchase                            2        B        B        B        B                                                 [3] General - FHA - Informed Consumer                                                                                                                                      2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.                                                                                                                  -
                                                                                                                                                                                                  Choice Disclosure was not provided to                                                                                                                                                                                                  Compliance tests were run using an application date of 08/14/2006 which is 1 months prior to consummation. A lookback
                                                                                                                                                                                                  borrower within 3 business days of the                                                                                                                                                                                                 was performed to determine this application date.
                                                                                                                                                                                                  loan application.: Disclosure: FHA -                                                                                                                                                                                                   [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                  Informed Consumer Choice Disclosure                                                                                                                                                                                                    Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                  (Government Documents)                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
7499557204 XXX       $XXX      FL    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -                1        A        A        A        A                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                             -
                                                                        Debt Consolidation
7505221613 XXX       $XXX      MD    12/XX/2006 12/XX/2006   Primary    Refinance Cash-out -                1        A        A        A        A                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                             -
                                                                        Debt Consolidation
7499770529 XXX       $XXX      CA    12/XX/2006 12/XX/2006   Primary    Refinance Rate/Term                 3        D        D        D        D                                                                                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing Material: Missing Final HUD-1:                                                                                                     Yes        TR
                                                                                                                                                                                                                                                                                                                                                                                                                                         Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.                                                                                                                                               Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 12/13/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or
                                                                                                                                                                                                                                                                                                                                                                                                                                         DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8
                                                                                                                                                                                                                                                                                                                                                                                                                                         Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
7505055400 XXX       $XXX      CA    3/XX/2007  2/XX/2007    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable                                                                                                           -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 02/08/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
7493978302 XXX       $XXX      CA    11/XX/2006 11/XX/2006   Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score                                                                                                             -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                            Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                         Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
7504894050 XXX       $XXX      CA    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.                                                                                                                  -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                            Compliance tests were run using an application date of 11/01/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure to applicant within three (3) business days of application due to missing information.
7509738728 XXX       $XXX      IL    1/XX/2007  12/XX/2006   Investment Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 12/17/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
7495357992 XXX       $XXX      NM    1/XX/2007  1/XX/2007    Second     Refinance Cash-out -                3        D        D        D        D                                                                                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final                                                                                                No         TNR Testing Not
                                                             Home       Other                                                                                                                                                                                                                                                                                                                                                            HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.                                                                                                                           Required
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.
7501247215 XXX       $XXX      FL    6/XX/2007  5/XX/2007    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                         disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA
                                                                                                                                                                                                                                                                                                                                                                                                                                         Credit Score Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 05/25/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                         Lending Act:  Subject loan transaction disbursed on 06/25/2007, prior to three (3) business days from transaction date of 06/25/2007.
7506783336 XXX       $XXX      FL    7/XX/2007  6/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable
                                                                                                                                                                                                                                                                                                                                                                                                                                         Rate Mortgages, CHARM Booklet, not provided to the borrower.
7501423781 XXX       $XXX      OR    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score                                                                                                             -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                            Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 05/11/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
7492700317 XXX       $XXX      MD    9/XX/2007  8/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 08/14/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
7502050216 XXX       $XXX      VA    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.                                                                                                                  -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                            Compliance tests were run using an application date of 02/17/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure to applicant within three (3) business days of application due to missing information.
7507484930 XXX       $XXX      NM    1/XX/2007  12/XX/2006   Primary    Refinance Cash-out -                3        D        D        D        D                                                                                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No                                                                                                     Yes        TR
                                                                        Other                                                                                                                                                                                                                                                                                                                                                            document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                      Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three                                                                                                              (UAL State)
                                                                                                                                                                                                                                                                                                                                                                                                                                         (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable
                                                                                                                                                                                                                                                                                                                                                                                                                                         Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/04/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - FACTA Disclosure Missing: Unable to determine FACTA Credit Score Disclosure was provided due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 12/04/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or
                                                                                                                                                                                                                                                                                                                                                                                                                                         DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8
                                                                                                                                                                                                                                                                                                                                                                                                                                         Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
7508207035 XXX       $XXX      MS    4/XX/2007  3/XX/2007    Second     Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business                                                                                                             -
                                                             Home                                                                                                                                                                                                                                                                                                                                                                        Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
7503640044 XXX       $XXX      FL    3/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Insurance Documentation - Missing                                                                                                                                      2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business   Federal Compliance - Final TIL                                                                            -
                                                                        Debt Consolidation                                                                                                        Document: Mortgage Insurance Certificate                                                                                                                                                                                               Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to      Finance Charge Under Disclosed:
                                                                                                                                                                                                  (MIC) not provided                                                                                                                                                                                                                     applicant within three (3) business days of application.                                                                TIL Itemization did not disclose
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of    a Mortgage Insurance Reserve fee
                                                                                                                                                                                                                                                                                                                                                                                                                                         $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $104.90.                                 for $104.90 as a prepaid finance
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 charge.
7508112932 XXX       $XXX      CA    5/XX/2007  5/XX/2007    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not      Federal Compliance - Final TIL                                                                            -
                                                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower within three (3) days of application.                                                          Finance Charge Under Disclosed:
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - California Prepayment Penalty: California Prepayment Penalty: Maximum prepay  allowed is 6       TIL Itemization did not disclose
                                                                                                                                                                                                                                                                                                                                                                                                                                         months interest calculated on 80% of the original balance ($XXX).  Loan contracts for maximum calculated prepay of      a Lender Fee for $905 as a
                                                                                                                                                                                                                                                                                                                                                                                                                                         $XXX, which exceeds max allowable. Prepay may be impermissible depending on the lender's license type.  Prepay language prepaid finance charge.
                                                                                                                                                                                                                                                                                                                                                                                                                                         states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable
                                                                                                                                                                                                                                                                                                                                                                                                                                         Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of
                                                                                                                                                                                                                                                                                                                                                                                                                                         $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $843.40.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5,
                                                                                                                                                                                                                                                                                                                                                                                                                                         7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
7506200671 XXX       $XXX      CA    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                3        D        D        D        D                                                                                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No                                                                                                     Yes        TR
                                                                        Other                                                                                                                                                                                                                                                                                                                                                            document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                      Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                         Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/22/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 01/22/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
7505913667 XXX       $XXX      FL    3/XX/2007  2/XX/2007    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Application / Processing - Missing                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three                                                                                                              -
                                                                                                                                                                                                  Document: Missing Final 1003                                                                                                                                                                                                           (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA
                                                                                                                                                                                                                                                                                                                                                                                                                                         Credit Score Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 02/26/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
7495650262 XXX       $XXX      FL    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                3        D        D        D        D                                                                                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing Material: Missing Final HUD-1:                                                                                                     Yes        TR
                                                                        Other                                                                                                                                                                                                                                                                                                                                                            Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.                                                                                                                                               Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                         Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
7501059053 XXX       $XXX      NY    7/XX/2007  5/XX/2007    Primary    Purchase                            2        B        B        B        B                                                 [3] Government Documentation - Missing                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.                                                                                                           -
                                                                                                                                                                                                  Document: FHA Mortgage Insurance                                                                                                                                                                                                       Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                  Certificate not provided                                                                                                                                                                                                               [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                  [3] Application / Processing - Missing                                                                                                                                                                                                 Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to
                                                                                                                                                                                                  Document: Purchase Agreement / Sales                                                                                                                                                                                                   applicant within three (3) business days of application.
                                                                                                                                                                                                  Contract not provided
7492772925 XXX       $XXX      MS    7/XX/2007  6/XX/2007    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] General - FHA - Informed Consumer                                                                                                                                      2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or                                                                                                           -
                                                                                                                                                                                                  Choice Disclosure was not provided to                                                                                                                                                                                                  DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8
                                                                                                                                                                                                  borrower within 3 business days of the                                                                                                                                                                                                 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
                                                                                                                                                                                                  loan application.: Disclosure: FHA -                                                                                                                                                                                                   [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                  Informed Consumer Choice Disclosure                                                                                                                                                                                                    Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to
                                                                                                                                                                                                  (Government Documents)                                                                                                                                                                                                                 applicant within three (3) business days of application.
                                                                                                                                                                                                  [3] Government Documentation - Missing
                                                                                                                                                                                                  Document: FHA Mortgage Insurance
                                                                                                                                                                                                  Certificate not provided
7506674674 XXX       $XXX      FL    7/XX/2007  6/XX/2007    Investment Purchase                            1        A        A        A        A                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                             -
7498790323 XXX       $XXX      MD    6/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business                                                                                                             -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                            Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                         Lending Act:  Subject loan transaction disbursed on 07/02/2007, prior to three (3) business days from transaction date of 06/29/2007.
7505974507 XXX       $XXX      CA    7/XX/2007  5/XX/2007    Investment Refinance Cash-out -                1        A        A        A        A                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                             -
                                                                        Other
7501860310 XXX       $XXX      MN    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not                                                                                                                -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                               provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable
                                                                                                                                                                                                                                                                                                                                                                                                                                         Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Impermissible Prepayment
                                                                                                                                                                                                                                                                                                                                                                                                                                         Penalty): Minnesota Residential Originator and Servicer Licensing Act: Mortgage loan contains an impermissible prepayment penalty exceeding 60 days interest on the unpaid principal balance.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - Minnesota Residential Originator and Servicer Licensing Act: Mortgage loan contains an impermissible prepayment penalty exceeding 2% of the unpaid principal balance of the loan.: Minnesota Residential
                                                                                                                                                                                                                                                                                                                                                                                                                                         Originator and Servicer Licensing Act: Mortgage loan contains an impermissible prepayment penalty.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Prepayment Penalty
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure Not Provided at application): Minnesota Residential Originator and Servicer Licensing Act: Prepayment
                                                                                                                                                                                                                                                                                                                                                                                                                                         penalty disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Prepayment Penalty
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure Not Provided at closing): Minnesota Residential Originator and Servicer Licensing Act: Prepayment penalty disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Impermissible Prepayment
                                                                                                                                                                                                                                                                                                                                                                                                                                         Penalty): Minnesota Residential Originator and Servicer Licensing Act: Mortgage loan contains an impermissible prepayment penalty term greater than 42 months.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                         Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
7496595517 XXX       $XXX      DC    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                1        A        A        A        A                                                 [3] Government Documentation - Missing                                                                                                                                     1           A           A           A           A                                                                                                                                                                                                                                             -
                                                                        Debt Consolidation                                                                                                        Document: FHA Mortgage Insurance
                                                                                                                                                                                                  Certificate not provided
7498562175 XXX       $XXX      CA    7/XX/2007  7/XX/2007    Investment Refinance Cash-out -                3        D        D        D        D                                                                                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final                                                                                                No         TNR Testing Not
                                                                        Other                                                                                                                                                                                                                                                                                                                                                            HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.                                                                                                                           Required
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 07/13/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.
7497639816 XXX       $XXX      VA    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA                                                                                                              -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                            Credit Score Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 07/14/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
7499683307 XXX       $XXX      AR    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA                                                                                                              -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                               Credit Score Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 09/04/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure to applicant within three (3) business days of application due to missing information.
7490540611 XXX       $XXX      VA    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   Federal Compliance - Final TIL                                                                            -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                               Disclosure.                                                                                                             Finance Charge Under Disclosed:
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                     Unable to determine under
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.        disclosure due to missing
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 08/26/2007 which is 1 months prior to consummation. A lookback   itemization of amount financed..
                                                                                                                                                                                                                                                                                                                                                                                                                                         was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of
                                                                                                                                                                                                                                                                                                                                                                                                                                         $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $129.89.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                                                                                                                                                                                                                         provided.
7502038746 XXX       $XXX      HI    10/XX/2007 8/XX/2007    Primary    Refinance Cash-out -                1        A        A        A        A                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                             -
                                                                        Debt Consolidation
7508732184 XXX       $XXX      FL    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA                                                                                                              -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                            Credit Score Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 09/30/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
7506586947 XXX       $XXX      FL    11/XX/2007 11/XX/2007   Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] General - FHA - Informed Consumer                                                                                                                                      2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business   Federal Compliance - Final TIL                                                                            -
                                                                        Debt Consolidation                                                                                                        Choice Disclosure was not provided to                                                                                                                                                                                                  Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to      Finance Charge Under Disclosed:
                                                                                                                                                                                                  borrower within 3 business days of the                                                                                                                                                                                                 applicant within three (3) business days of application.                                                                TIL UD is due to payment streams
                                                                                                                                                                                                  loan application.: Disclosure: FHA -                                                                                                                                                                                                   [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of    not matching. Also the TIL
                                                                                                                                                                                                  Informed Consumer Choice Disclosure                                                                                                                                                                                                    $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $706.93.                                 itemization disclosed $443.92
                                                                                                                                                                                                  (Government Documents)                                                                                                                                                                                                                                                                                                                                         more in prepaid finance charges
                                                                                                                                                                                                  [3] Government Documentation - Missing                                                                                                                                                                                                                                                                                                                         than the HUD-1.
                                                                                                                                                                                                  Document: FHA Mortgage Insurance
                                                                                                                                                                                                  Certificate not provided
7495763567 XXX       $XXX      CA    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business                                                                                                             -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                               Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
7494010268 XXX       $XXX      VA    1/XX/2008  1/XX/2008    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 01/09/2008 which is 0 months prior to consummation. A lookback was performed to determine this application date.
7503104540 XXX       $XXX      CA    8/XX/2007  7/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 07/11/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure to applicant within three (3) business days of application due to missing information.
7500257916 XXX       $XXX      MI    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not                                                                                                                -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                               provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided
                                                                                                                                                                                                                                                                                                                                                                                                                                         Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                         determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage
                                                                                                                                                                                                                                                                                                                                                                                                                                         Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 06/27/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure to applicant within three (3) business days of application due to missing information.
7496042743 XXX       $XXX      CA    7/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not                                                                                                                -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                               provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
7490506486 XXX       $XXX      CA    7/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not                                                                                                                -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                            provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable
                                                                                                                                                                                                                                                                                                                                                                                                                                         Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
7500419541 XXX       $XXX      CA    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three                                                                                                              -
                                                                        Debt Consolidation                                                                                                        Document: Missing Final 1003                                                                                                                                                                                                           (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 07/18/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure to applicant within three (3) business days of application due to missing information.
7507751773 XXX       $XXX      VA    8/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                1        A        A        A        A                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                             -
                                                                        Other
7497769455 XXX       $XXX      CA    8/XX/2007  8/XX/2007    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                         disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                         Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 08/01/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure to applicant within three (3) business days of application due to missing information.
7507028364 XXX       $XXX      CA    8/XX/2007  8/XX/2007    Primary    Purchase                            1        A        A        A        A                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                             -
7507193317 XXX       $XXX      FL    8/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program                                                                                                                   -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                               disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 08/04/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure to applicant within three (3) business days of application due to missing information.
7501769669 XXX       $XXX      CA    9/XX/2007  9/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program                                                                                                                   -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                            disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                         Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
7494118433 XXX       $XXX      CA    11/XX/2007 11/XX/2007   Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not                                                                                                                -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                            provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable
                                                                                                                                                                                                                                                                                                                                                                                                                                         Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
7498273115 XXX       $XXX      GA    11/XX/2007 10/XX/2007   Primary    Purchase                            2        B        B        B        B                                                 [3] Insurance Documentation - Missing                                                                                                                                      2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business                                                                                                             -
                                                                                                                                                                                                  Document: Mortgage Insurance Certificate                                                                                                                                                                                               Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to
                                                                                                                                                                                                  (MIC) not provided                                                                                                                                                                                                                     applicant within three (3) business days of application.
7501551132 XXX       $XXX      MD    3/XX/2008  2/XX/2008    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Government Documentation - Missing                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.                                                                                                                  -
                                                                                                                                                                                                  Document: FHA Mortgage Insurance                                                                                                                                                                                                       Compliance tests were run using an application date of 02/03/2008 which is 1 months prior to consummation. A lookback
                                                                                                                                                                                                  Certificate not provided                                                                                                                                                                                                               was performed to determine this application date.
7490173773 XXX       $XXX      NC    2/XX/2008  1/XX/2008    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Government Documentation - Missing                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.                                                                                                                  -
                                                                        Debt Consolidation                                                                                                        Document: FHA Mortgage Insurance                                                                                                                                                                                                       Compliance tests were run using an application date of 01/15/2008 which is 1 months prior to consummation. A lookback
                                                                                                                                                                                                  Certificate not provided                                                                                                                                                                                                               was performed to determine this application date.
                                                                                                                                                                                                  [3] Application / Processing - Missing                                                                                                                                                                                                 [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.
                                                                                                                                                                                                  Document: Missing Final 1003                                                                                                                                                                                                           Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
7497099617 XXX       $XXX      SC    5/XX/2008  8/XX/2007    Second     Purchase                            1        A        A        A        A                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                             -
                                                             Home
7497244637 XXX       $XXX      NJ    10/XX/2008 9/XX/2008    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] General - FHA - Informed Consumer                                                                                                                                      2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                               -
                                                                        Debt Consolidation                                                                                                        Choice Disclosure was not provided to                                                                                                                                                                                                  [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                  borrower within 3 business days of the                                                                                                                                                                                                 Compliance tests were run using an application date of 09/17/2008 which is 1 months prior to consummation. A lookback
                                                                                                                                                                                                  loan application.: Disclosure: FHA -                                                                                                                                                                                                   was performed to determine this application date.
                                                                                                                                                                                                  Informed Consumer Choice Disclosure
                                                                                                                                                                                                  (Government Documents)
                                                                                                                                                                                                  [3] Government Documentation - Missing
                                                                                                                                                                                                  Document: FHA Mortgage Insurance
                                                                                                                                                                                                  Certificate not provided
7496621843 XXX       $XXX      MI    12/XX/2007 12/XX/2007   Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule:                                                                                                            -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
7498730444 XXX       $XXX      MD    4/XX/2008  4/XX/2008    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 04/04/2008 which is 0 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure to applicant within three (3) business days of application due to missing information.
7504422112 XXX       $XXX      NJ    6/XX/2008  4/XX/2008    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule:                                                                                                            -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
7505734835 XXX       $XXX      TX    6/XX/2008  5/XX/2008    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule:                                                                                                            -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
7507654665 XXX       $XXX      WA    2/XX/2009  1/XX/2009    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 01/18/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): Washington HB
                                                                                                                                                                                                                                                                                                                                                                                                                                         2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower.
7491404095 XXX       $XXX      MN    12/XX/2008 11/XX/2008   Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] General - FHA - Informed Consumer                                                                                                                                      2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business                                                                                                             -
                                                                        Debt Consolidation                                                                                                        Choice Disclosure was not provided to                                                                                                                                                                                                  Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to
                                                                                                                                                                                                  borrower within 3 business days of the                                                                                                                                                                                                 applicant within three (3) business days of application.
                                                                                                                                                                                                  loan application.: Disclosure: FHA -
                                                                                                                                                                                                  Informed Consumer Choice Disclosure
                                                                                                                                                                                                  (Government Documents)
                                                                                                                                                                                                  [3] Government Documentation - Missing
                                                                                                                                                                                                  Document: FHA Mortgage Insurance
                                                                                                                                                                                                  Certificate not provided
7496975908 XXX       $XXX      CA    12/XX/2008 12/XX/2008   Primary    Refinance Cash-out -                3        D        D        D        D                                                                                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final                                                                                                Yes        TR HUD
                                                                        Other                                                                                                                                                                                                                                                                                                                                                            HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.                                                                                                                           Deficiency
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 12/01/2008 which is 0 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure to applicant within three (3) business days of application due to missing information.
7505064455 XXX       $XXX      IL    8/XX/2009  8/XX/2009    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to                                                                                                           -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                               determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7494579615 XXX       $XXX      FL    9/XX/2009  4/XX/2009    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Government Documentation - Missing                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor                                                                                                                   -
                                                                                                                                                                                                  Document: FHA Case Number Assignment not                                                                                                                                                                                               application date used as FHA case # assignment date for purposes of any applicable compliance testing.
                                                                                                                                                                                                  provided                                                                                                                                                                                                                               [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than
                                                                                                                                                                                                  [3] Government Documentation - Missing                                                                                                                                                                                                 single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                  Document: FHA Mortgage Insurance                                                                                                                                                                                                       [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                  Certificate not provided                                                                                                                                                                                                               Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
7495637958 XXX       $XXX      MO    11/XX/2009 10/XX/2009   Primary    Purchase                            1        A        A        A        A                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                             -
7498539815 XXX       $XXX      AK    10/XX/2009 9/XX/2009    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 09/23/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5,
                                                                                                                                                                                                                                                                                                                                                                                                                                         7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was
                                                                                                                                                                                                                                                                                                                                                                                                                                         not provided to the borrower.
7508849037 XXX       $XXX      MD    11/XX/2009 5/XX/2009    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Government Documentation - Missing                                                                                                                                     2           B           B           B           B           [2] State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Maryland    Federal Compliance - Final TIL                                                                            -
                                                                        Other                                                                                                                     Document: FHA Mortgage Insurance                                                                                                                                                                                                       Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower.                                  Finance Charge Under Disclosed:
                                                                                                                                                                                                  Certificate not provided                                                                                                                                                                                                               [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. TIL itemization did not include
                                                                                                                                                                                                                                                                                                                                                                                                                                         Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.     the $400 application fee as a
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business   prepaid finance charge.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of
                                                                                                                                                                                                                                                                                                                                                                                                                                         $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $435.64.
7490152147 XXX       $XXX      TX    12/XX/2009 11/XX/2009   Primary    Purchase                            1        A        A        A        A                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                             -
7502868954 XXX       $XXX      FL    4/XX/2008  3/XX/2008    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.                                              Federal Compliance - Final TIL                                                                            -
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of    Finance Charge Under Disclosed:
                                                                                                                                                                                                                                                                                                                                                                                                                                         $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $182.06.                                 TIL Itemization did not disclose
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL  the settlement fee of $150 as a
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.                                                                            prepaid finance charge, and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 included courier fee of $50, but
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 actual charge was $85.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 indicated to be final. Expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 but is not dated by borrower so
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 cannot confirm when borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 received the TIL.
7501167828 XXX       $XXX      GA    5/XX/2008  2/XX/2008    Primary    Purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   Federal Compliance - Final TIL                                                                            -
                                                                                                                                                                                                  Document: Missing Final 1003                                                                                                                                                                                                           Disclosure.                                                                                                             Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA     Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                       indicated to be final. Expected
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.                                              funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL  disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.                                                                            but is not dated by borrower so
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 cannot confirm when borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 received the TIL.
7503505262 XXX       $XXX      CA    9/XX/2013  6/XX/2013    Investment Refinance Cash-out -                1        A        A        A        A                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                             -
                                                                        Other
7493045937 XXX       $XXX      NY    11/XX/2008 8/XX/2008    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   Federal Compliance - Final TIL                                                                            -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.                                                                                                             Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA     Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                       indicated to be final. Expected
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.                                              funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL  disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.                                                                            but is not dated by borrower so
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 cannot confirm when borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 received the TIL.
7505982202 XXX       $XXX      VA    5/XX/2008  5/XX/2008    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three    Federal Compliance - Final TIL                                                                            -
                                                                                                                                                                                                                                                                                                                                                                                                                                         (3) days of application due to missing information.                                                                     Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.                                                                                                             indicated to be final. Expected
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA     funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                       disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.                                              but is not dated by borrower so
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL  cannot confirm when borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.                                                                            received the TIL.
7495515747 XXX       $XXX      TX    9/XX/2008  9/XX/2008    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   Closing / Title - (Doc Error)                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.                                                                                                             TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA     by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                       appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                               signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL  borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.                                                                            Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower received.
7506846721 XXX       $XXX      VA    10/XX/2008 9/XX/2008    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   Federal Compliance - Final TIL                                                                            -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.                                                                                                             Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA     Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                       indicated to be final. Expected
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL  funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.                                                                            disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 but is not dated by borrower so
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 cannot confirm when borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 received the TIL.
7506353650 XXX       $XXX      NH    7/XX/2008  5/XX/2008    Second     Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title                                                                                                                                      2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   Closing / Title - (Doc Error)                                                                             -
                                                             Home       Other                                                                                                                     Policy is missing. No evidence of title                                                                                                                                                                                                Disclosure.                                                                                                             TIL Error: Final TIL not signed
                                                                                                                                                                                                  in file.                                                                                                                                                                                                                               [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                               by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL  appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.                                                                            signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower received.
7492872911 XXX       $XXX      CA    10/XX/2008 8/XX/2008    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   Closing / Title - (Doc Error)                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.                                                                                                             TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA     by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                       appears to be final but is not
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                               signed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL  Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.                                                                            Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower received.
7498117993 XXX       $XXX      CA    5/XX/2008  4/XX/2008    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   Closing / Title - (Doc Error)                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.                                                                                                             TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA     by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                       appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                               signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL  borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.                                                                            Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower received.
7507163547 XXX       $XXX      MD    8/XX/2006  4/XX/2006    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Application / Processing - Missing                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score                                                                                                             -
                                                                                                                                                                                                  Document: Missing Final 1003                                                                                                                                                                                                           Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                                                                                                                                                                                                                         provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7501089402 XXX       $XXX      TX    1/XX/1998  12/XX/1997   UTD        Purchase                            3        D        D        D        D                                                 [3] Application / Processing - Missing                                                                                                                                     3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No                                                                                                     No         TNR Testing Not
                                                                                                                                                                                                  Document: Missing Final 1003                                                                                                                                                                                                           document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                      Required
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/30/1998 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 12/30/1997 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
7509863532 XXX       $XXX      FL    3/XX/2008  2/XX/2008    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Application / Processing - Missing                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not                                                                                                                -
                                                                                                                                                                                                  Document: Missing Final 1003                                                                                                                                                                                                           provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable
                                                                                                                                                                                                                                                                                                                                                                                                                                         Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                                                                                                                                                                                                                         provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7501439900 XXX       $XXX      CA    8/XX/2006  7/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   Federal Compliance - Final TIL                                                                            -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                               Disclosure.                                                                                                             Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                         determine compliance with rescission timing requirements.                                                               indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL  funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.                                                                            disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower received.
7500719757 XXX       $XXX      ID    4/XX/2007  3/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] State Compliance - Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not Provided): Idaho Residential   Closing / Title - (Doc Error)                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Mortgage Practices Act: Rate Lock-In/Float Disclosure not provided to borrower.                                         TIL Error: Final TIL signed by
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA     all required parties is blank:
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                       TIL appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL signed by all required parties is blank                          signed or initialed by the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower
7491868526 XXX       $XXX      NC    6/XX/2007  4/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found                                                                                                            -
                                                                                                                                                                                                                                                                                                                                                                                                                                         in file. Security Instrument Notary Date of 06/01/2007 used as disbursement date for compliance testing.
7496771967 XXX       $XXX      CA    5/XX/2007  5/XX/2007    Investment Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.
7504921725 XXX       $XXX      VA    9/XX/2007  8/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   Closing / Title - (Doc Error)                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.                                                                                                             TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than       by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         single family residence, state and federal testing may be impacted.                                                     appears to be final, not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA     or initialed by Borrowers
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                       Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                               Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL  Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.                                                                            indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower received.
7498288524 XXX       $XXX      PA    11/XX/1995 10/XX/1995   UTD        Purchase                            3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title                                                                                                                                      3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No                                                                                                     No         TNR Testing Not
                                                                                                                                                                                                  Policy is missing. No evidence of title                                                                                                                                                                                                document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                      Required
                                                                                                                                                                                                  in file.                                                                                                                                                                                                                               [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found
                                                                                                                                                                                                  [3] Application / Processing - Missing                                                                                                                                                                                                 in file. Security Instrument Notary Date of 11/28/1995 used as disbursement date for compliance testing.
                                                                                                                                                                                                  Document: Missing Final 1003                                                                                                                                                                                                           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 10/28/1995 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
7495749464 XXX       $XXX      NV    4/XX/1998  3/XX/1998    UTD        Purchase                            3        D        D        D        D                                                 [3] Application / Processing - Missing                                                                                                                                     3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No                                                                                                     No         TNR Testing Not
                                                                                                                                                                                                  Document: Missing Final 1003                                                                                                                                                                                                           document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                      Required
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/23/1998 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 03/23/1998 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
7497468467 XXX       $XXX      MD    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.        Closing / Title - (Doc Error)                                                                             -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                            Compliance tests were run using an application date of 05/13/2007 which is 1 months prior to consummation. A lookback   TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                         was performed to determine this application date.                                                                       by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business   appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement    signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure to applicant within three (3) business days of application due to missing information.                       borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         determine compliance with rescission timing requirements.                                                               Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                               Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL  indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.                                                                            funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower received.
7506233594 XXX       $XXX      MD    8/XX/2007  7/XX/2007    Second     Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.                                                                                                                  -
                                                             Home       Debt Consolidation                                                                                                                                                                                                                                                                                                                                               Compliance tests were run using an application date of 07/16/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure to applicant within three (3) business days of application due to missing information.
7501152088 XXX       $XXX      TX    7/XX/2003  6/XX/2003    UTD        Purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing                                                                                                                                     2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an                                                                                                            -
                                                                                                                                                                                                  Document: Missing Final 1003                                                                                                                                                                                                           assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 06/07/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
7492193644 XXX       $XXX      MD    6/XX/2006  6/XX/2006    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   Closing / Title - (Doc Error)                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.                                                                                                             TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                               by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL  appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.                                                                            signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower received.
7492741211 XXX       $XXX      CA    11/XX/2007 9/XX/2007    Primary    Purchase                            2        B        B        B        B                                                 [2] Closing / Title - Security Instrument                                                                                                                                  2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   Closing / Title - (Doc Error)                                                                             -
                                                                                                                                                                                                  is not on a FNMA/FHLMC form and does not                                                                                                                                                                                               Disclosure.                                                                                                             TIL Error: Final TIL not signed
                                                                                                                                                                                                  contain the following clauses:: Homestead                                                                                                                                                                                              [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA     by all required parties: TIL
                                                                                                                                                                                                  Exemption Waiver                                                                                                                                                                                                                       Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                       appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                               signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL  borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.                                                                            Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower received.
7490738427 XXX       $XXX      CA    5/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three    Closing / Title - (Doc Error)                                                                             -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                               (3) days of application due to missing information.                                                                     TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: Unable to determine if loan file contains CHARM Booklet due   by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         to missing information.                                                                                                 appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   signed or initialed by the
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.                                                                                                             borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.        Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 05/02/2007 which is 1 months prior to consummation. A lookback   Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                         was performed to determine this application date.                                                                       Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test          indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                         Affiliated Business Disclosure due to missing information.                                                              funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA     disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                       but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                         determine compliance with rescission timing requirements.                                                               borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.
7496198440 XXX       $XXX      CA    9/XX/2004  8/XX/2004    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                               -
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 08/14/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7497483574 XXX       $XXX      MO    3/XX/2007  2/XX/2007    Investment Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score                                                                                                             -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                            Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 02/27/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
7492370501 XXX       $XXX      MD    10/XX/2004 9/XX/2004    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                               -
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7504487999 XXX       $XXX      MD    4/XX/2004  1/XX/2004    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                               -
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7503020594 XXX       $XXX      AZ    9/XX/2005  6/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not                                                                                                                -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                               provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable
                                                                                                                                                                                                                                                                                                                                                                                                                                         Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                         determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7502362014 XXX       $XXX      FL    11/XX/2005 10/XX/2005   Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score                                                                                                             -
                                                                        Debt Consolidation                                                                                                        Document: Missing Final 1003                                                                                                                                                                                                           Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                         determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7503425113 XXX       $XXX      FL    7/XX/2006  6/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   Closing / Title - (Doc Error)                                                                             -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                            Disclosure.                                                                                                             TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         determine compliance with rescission timing requirements.                                                               appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                               signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL  borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.                                                                            Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 but is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 so cannot confirm that borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 received.
7495198249 XXX       $XXX      ME    11/XX/2006 7/XX/2006    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   Closing / Title - (Doc Error)                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.                                                                                                             TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         determine compliance with rescission timing requirements.                                                               appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.                                              signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                               borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL  Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.                                                                            Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower received.
7494927772 XXX       $XXX      MO    1/XX/2007  10/XX/2006   Second     Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score                                                                                                             -
                                                             Home                                                                                                                                                                                                                                                                                                                                                                        Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
7507981278 XXX       $XXX      FL    10/XX/2006 10/XX/2006   Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   Closing / Title - (Doc Error)                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.                                                                                                             TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA     by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                       appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                         determine compliance with rescission timing requirements.                                                               borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                               Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL  Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.                                                                            Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower received.
7509391649 XXX       $XXX      GA    1/XX/2007  11/XX/2006   Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   Closing / Title - (Doc Error)                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.                                                                                                             TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA     by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                       appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                         determine compliance with rescission timing requirements.                                                               borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                               Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL  Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.                                                                            Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower received.
7495244643 XXX       $XXX      PA    2/XX/2007  12/XX/2006   Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
7491690098 XXX       $XXX      TX    8/XX/2007  6/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found                                                                                                            -
                                                                                                                                                                                                                                                                                                                                                                                                                                         in file. Security Instrument Notary Date of 08/01/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.
7497085973 XXX       $XXX      FL    10/XX/2006 9/XX/2006    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                                                                                                                                                                                                                         provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7506375235 XXX       $XXX      KS    5/XX/2004  4/XX/2004    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not                                                                                                                -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                            provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable
                                                                                                                                                                                                                                                                                                                                                                                                                                         Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 04/07/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                                                                                                                                                                                                                         provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7499615626 XXX       $XXX      TN    7/XX/2006  6/XX/2006    Primary    Purchase                            2        B        B        B        B                                                 [3] Insurance Documentation - Missing                                                                                                                                      2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   Closing / Title - (Doc Error)                                                                             -
                                                                                                                                                                                                  Document: Mortgage Insurance Certificate                                                                                                                                                                                               Disclosure.                                                                                                             TIL Error: Final TIL not signed
                                                                                                                                                                                                  (MIC) not provided                                                                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.        by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 06/14/2006 which is 1 months prior to consummation. A lookback   appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                         was performed to determine this application date.                                                                       signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business   borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement    Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure to applicant within three (3) business days of application due to missing information.                       Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                               Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL  indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.                                                                            funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 but is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 so cannot confirm that borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 received
7509791580 XXX       $XXX      TX    12/XX/2004 11/XX/2004   Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                               -
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7506168754 XXX       $XXX      AR    3/XX/2005  2/XX/2005    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7496306589 XXX       $XXX      AR    10/XX/2007 6/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
7492258080 XXX       $XXX      CA    4/XX/2004  2/XX/2004    Primary    Refinance Cash-out -                3        D        D        D        D                                                                                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final                                                                                                Yes        TR HUD
                                                                        Other                                                                                                                                                                                                                                                                                                                                                            HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.                                                                                                                           Deficiency
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                                                                                                                                                                                                                         provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7507041732 XXX       $XXX      MD    4/XX/2007  3/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   Closing / Title - (Doc Error)                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.                                                                                                             TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                               by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL  appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.                                                                            signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 is indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 expected funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower received.
7495117565 XXX       $XXX      CA    5/XX/2007  3/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   Closing / Title - (Doc Error)                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.                                                                                                             TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA     by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                       appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                               signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL  borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.                                                                            Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower received.
7503668627 XXX       $XXX      CA    6/XX/2007  5/XX/2007    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [2] Closing / Title - Security Instrument                                                                                                                                  2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   Closing / Title - (Doc Error)                                                                             -
                                                                                                                                                                                                  is not on a FNMA/FHLMC form and does not                                                                                                                                                                                               Disclosure.                                                                                                             TIL Error: Final TIL not signed
                                                                                                                                                                                                  contain the following clauses:: Homestead                                                                                                                                                                                              [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business   by all required parties: TIL
                                                                                                                                                                                                  Exemption Waiver                                                                                                                                                                                                                       Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to      appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                         applicant within three (3) business days of application.                                                                signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         determine compliance with rescission timing requirements.                                                               Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                               Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice   Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                         of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security         indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                         interest.                                                                                                               funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL  disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.                                                                            but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower received.
7500613028 XXX       $XXX      MO    4/XX/2006  2/XX/2006    Primary    Purchase                            3        D        D        D        D                                                                                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No      Closing / Title - (Doc Error)                                                                  No         TNR Testing Not
                                                                                                                                                                                                                                                                                                                                                                                                                                         document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.            TIL Error: Final TIL not signed                                                                           Required
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found  by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         in file. Security Instrument Notary Date of 04/07/2006 used as disbursement date for compliance testing.                appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                               signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL  borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.                                                                            Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower received.
7506044307 XXX       $XXX      RI    8/XX/2007  7/XX/2007    Primary    Purchase                            3        C        C        C        C                                                                                                                                                                                                                            3           C           C           C           C           [3] State Compliance - Rhode Island Home Loan (Prohibited Acts and Practices Regarding High-Cost Home Loans Disclosure                                                                                                            State - NC
                                                                                                                                                                                                                                                                                                                                                                                                                                         Not Provided): Rhode Island Home Loan: Prohibited Acts and Practices Regarding High-Cost Home Loans disclosure not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [3] State Compliance - Rhode Island Home Loan (High Cost Analysis Not In File): Rhode Island Home Loan:  Loan file did not contain record(s) documenting high-cost home loan analysis.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [3] State Compliance - Rhode Island Home Loan (Prohibited Acts and Practices Regarding Home Loans Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                         Signed): Rhode Island Home Loan: Prohibited Acts and Practices Regarding Home Loans Disclosure not properly executed.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [3] State Compliance - Rhode Island Home Loan (Prohibited Acts and Practices Regarding Home Loans Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                         Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 07/21/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure to applicant within three (3) business days of application due to missing information.
7507606823 XXX       $XXX      GA    3/XX/2008  1/XX/2008    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.
7507126038 XXX       $XXX      FL    7/XX/2005  6/XX/2005    Investment Purchase                            1        A        A        A        A                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                             -
7503354654 XXX       $XXX      CA    1/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable                                                                                                           -
                                                                        Other                                                                                                                     Document: Missing Final 1003                                                                                                                                                                                                           Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                  [2] Closing / Title - Security Instrument                                                                                                                                                                                              [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                  is not on a FNMA/FHLMC form and does not                                                                                                                                                                                               [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                  contain the following clauses:: Homestead                                                                                                                                                                                              Compliance tests were run using an application date of 01/03/2007 which is 0 months prior to consummation. A lookback
                                                                                                                                                                                                  Exemption Waiver                                                                                                                                                                                                                       was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                         determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.
7496711459 XXX       $XXX      AZ    1/XX/2007  1/XX/2007    Primary    Purchase                            2        B        B        B        B                                                 [2] Closing / Title - Note is not on a                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   Closing / Title - (Doc Error)                                                                             -
                                                                                                                                                                                                  FNMA/FHLMC form and does not contain the                                                                                                                                                                                               Disclosure.                                                                                                             TIL Error: Final TIL not signed
                                                                                                                                                                                                  standard Due on Sale clause.                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA     by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                       appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                               signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL  borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.                                                                            Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower received.
7495228404 XXX       $XXX      TX    11/XX/2005 10/XX/2005   Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7498099036 XXX       $XXX      FL    2/XX/2005  1/XX/2005    UTD        Purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not                                                                                                                -
                                                                                                                                                                                                  Document: Missing Final 1003                                                                                                                                                                                                           provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable
                                                                                                                                                                                                                                                                                                                                                                                                                                         Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 01/28/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
7503058855 XXX       $XXX      NC    9/XX/2005  8/XX/2005    Primary    Refinance Rate/Term                 3        C        C        C        C                                                                                                                                                                                                                            3           C           C           C           C           [3] State Compliance - North Carolina CHL Tangible Net Benefit Test: North Carolina Home Loan: Unable to determine if   Federal Compliance - Final TIL                                                                            State - NC
                                                                                                                                                                                                                                                                                                                                                                                                                                         refinance loan was made without a tangible net benefit to borrower due to missing prior loan information.               Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL  Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.                                                                            indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower received.
7505592456 XXX       $XXX      CA    4/XX/2007  3/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   Closing / Title - (Doc Error)                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.                                                                                                             TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA     by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                       appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                               signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of    borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $302.29.                                 Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL  Finance Charge Under Disclosed:
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.                                                                            Unable to determine under
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 disclosure due to missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 itemization of amount financed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower received.
7502996310 XXX       $XXX      GA    4/XX/2007  4/XX/2007    Second     Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   Closing / Title - (Doc Error)                                                                             -
                                                             Home                                                                                                                                                                                                                                                                                                                                                                        Disclosure.                                                                                                             TIL Error: Borrower signature
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.                                              not dated.: TIL signature not
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL  dated
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.                                                                            Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 is indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 expected funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 disbursement and/or note date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Signature is dated, but cannot
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 confirm when received by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower.
7509149625 XXX       $XXX      FL    11/XX/2006 8/XX/2006    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
7508450503 XXX       $XXX      MD    3/XX/2007  1/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   Closing / Title - (Doc Error)                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.                                                                                                             TIL Error: Borrower signature
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.                                              not dated.: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL  indicated to be final. Expected
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.                                                                            funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 but is not dated by borrower so
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 cannot confirm when borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 received the TIL.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 indicated to be final. Expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 but is not dated by borrower so
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 cannot confirm when borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 received the TIL.
7502008990 XXX       $XXX      TN    9/XX/2007  8/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   Closing / Title - (Doc Error)                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.                                                                                                             TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                               by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL  appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.                                                                            signed nor initialed by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 but is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 so cannot confirm that borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 received.
7504674367 XXX       $XXX      WI    10/XX/2007 9/XX/2007    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Application / Processing - Missing                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score                                                                                                             -
                                                                                                                                                                                                  Document: Missing Final 1003                                                                                                                                                                                                           Disclosure.
                                                                                                                                                                                                  [3] Insurance Documentation - Missing                                                                                                                                                                                                  [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                  Document: Mortgage Insurance Certificate                                                                                                                                                                                               Compliance tests were run using an application date of 09/30/2007 which is 1 months prior to consummation. A lookback
                                                                                                                                                                                                  (MIC) not provided                                                                                                                                                                                                                     was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                         determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.
7502298633 XXX       $XXX      PA    1/XX/2007  12/XX/2006   Primary    Purchase                            1        A        A        A        A                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                             -
7501316662 XXX       $XXX      CA    10/XX/2002 9/XX/2002    Primary    Purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not                                                                                                                -
                                                                                                                                                                                                  Document: Missing Final 1003                                                                                                                                                                                                           provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable
                                                                                                                                                                                                                                                                                                                                                                                                                                         Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/28/2002 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 09/28/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7496819875 XXX       $XXX      TX    10/XX/2004 8/XX/2004    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                               -
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7491225449 XXX       $XXX      CA    12/XX/2007 11/XX/2007   Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   Closing / Title - (Doc Error)                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.                                                                                                             TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA     by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                       appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                               signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL  borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.                                                                            Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower received.
7507785198 XXX       $XXX      TN    3/XX/2006  3/XX/2006    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   Closing / Title - (Doc Error)                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.                                                                                                             TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                               by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL  appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.                                                                            signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 is indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 expected funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 but signature is not dated so
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 cannot confirm when received by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower.
7501056886 XXX       $XXX      GA    5/XX/2006  5/XX/2006    Investment Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
7497068929 XXX       $XXX      TX    10/XX/2003 9/XX/2003    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                               -
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7508408185 XXX       $XXX      FL    7/XX/2006  6/XX/2006    Investment Purchase                            1        A        A        A        A                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                             -
7495667544 XXX       $XXX      PA    6/XX/2005  5/XX/2005    Primary    Purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score                                                                                                             -
                                                                                                                                                                                                  Document: Missing Final 1003                                                                                                                                                                                                           Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 05/28/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure to applicant within three (3) business days of application due to missing information.
7497476302 XXX       $XXX      CA    5/XX/2007  12/XX/2006   Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   Closing / Title - (Doc Error)                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.                                                                                                             TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA     by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                       appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business   signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to      borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         applicant within three (3) business days of application.                                                                Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                               Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL  Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.                                                                            indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower received.
7500997922 XXX       $XXX      FL    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   Closing / Title - (Doc Error)                                                                             -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                            Disclosure.                                                                                                             TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA     by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                       appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                         determine compliance with rescission timing requirements.                                                               borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                               Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL  Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.                                                                            Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 is indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 expected funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower received.
7502951885 XXX       $XXX      WA    9/XX/2006  9/XX/2006    Investment Purchase                            1        A        A        A        A                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                             -
7492114712 XXX       $XXX      TX    10/XX/2007 10/XX/2007   Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                               Closing / Title - (Doc Error)                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL  TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.                                                                            by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower received.
7501450529 XXX       $XXX      NC    4/XX/2007  1/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   Closing / Title - (Doc Error)                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.                                                                                                             TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule:  by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.                                        appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                               signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL  borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.                                                                            Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 but is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 so cannot confirm that borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 received.
7493279442 XXX       $XXX      CT    3/XX/2007  2/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   Closing / Title - (Doc Error)                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.                                                                                                             TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA     by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                       appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                               signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL  borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.                                                                            Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower received.
7506829730 XXX       $XXX      VA    3/XX/2007  2/XX/2007    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   Closing / Title - (Doc Error)                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.                                                                                                             TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         determine compliance with rescission timing requirements.                                                               appears to be Final, not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                               or initialed by Borrower
7499718267 XXX       $XXX      VA    10/XX/2006 10/XX/2006   Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   Closing / Title - (Doc Error)                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.                                                                                                             TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA     by all required parties: TIL in
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                       file indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                               expected funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL  disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.                                                                            but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower received.
7501523959 XXX       $XXX      ME    6/XX/2006  5/XX/2006    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                                                                                                                                                                                                                         provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7491162036 XXX       $XXX      TX    9/XX/2006  3/XX/2006    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   Closing / Title - (Doc Error)                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.                                                                                                             TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA     by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                       appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                               signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL  borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.                                                                            Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower received.
7496382612 XXX       $XXX      NC    12/XX/2006 11/XX/2006   Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
7500104941 XXX       $XXX      FL    10/XX/2007 9/XX/2007    Primary    Purchase                            2        B        B        B        B                                                 [3] Government Documentation - Missing                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score                                                                                                             -
                                                                                                                                                                                                  Document: FHA Case Number Assignment not                                                                                                                                                                                               Disclosure.
                                                                                                                                                                                                  provided
7504184402 XXX       $XXX      CA    11/XX/2007 11/XX/2007   Primary    Refinance Rate/Term                 3        D        D        D        D                                                                                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final                                                                                                Yes        TR HUD
                                                                                                                                                                                                                                                                                                                                                                                                                                         HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.                                                                                                                           Deficiency
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable
                                                                                                                                                                                                                                                                                                                                                                                                                                         Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
7505737038 XXX       $XXX      PA    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.        Closing / Title - (Doc Error)                                                                             -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                               Compliance tests were run using an application date of 07/07/2007 which is 1 months prior to consummation. A lookback   TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                         was performed to determine this application date.                                                                       by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test          appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                         Affiliated Business Disclosure due to missing information.                                                              signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA     borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                       Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                         determine compliance with rescission timing requirements.                                                               Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                               indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL  funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.                                                                            disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 but is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 so cannot confirm that borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 received.
7496954645 XXX       $XXX      MD    10/XX/2004 9/XX/2004    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not                                                                                                                -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                               provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable
                                                                                                                                                                                                                                                                                                                                                                                                                                         Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - Maryland Prepayment Penalty Test: Maryland Prepayment Penalty: Maximum calculated prepay of $XXX exceeds the state maximum of 2 months interest calculated on 2/3 of the original balance ($XXX).  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 09/28/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                                                                                                                                                                                                                         provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7501660143 XXX       $XXX      IL    12/XX/2006 11/XX/2006   Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.        Closing / Title - (Doc Error)                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 11/13/2006 which is 1 months prior to consummation. A lookback   TIL Error: Borrower signature
                                                                                                                                                                                                                                                                                                                                                                                                                                         was performed to determine this application date.                                                                       not dated.: TIL signature not
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA     dated
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                       Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business   Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement    Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure to applicant within three (3) business days of application due to missing information.                       is indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.                                              expected funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL  disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.                                                                            but signature is not dated so
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 cannot confirm when received by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower.
7490421373 XXX       $XXX      FL    2/XX/2007  6/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score                                                                                                             -
                                                                        Debt Consolidation                                                                                                        Document: Flood Certificate not provided                                                                                                                                                                                               Disclosure.
                                                                                                                                                                                                  [3] Application / Processing - Missing                                                                                                                                                                                                 [2] Application / Processing - Missing Document: Missing Lender's Initial 1003
                                                                                                                                                                                                  Document: Missing Final 1003                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7507377294 XXX       $XXX      AZ    6/XX/2007  5/XX/2007    Primary    Purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   Federal Compliance - Final TIL                                                                            -
                                                                                                                                                                                                  Document: Missing Final 1003                                                                                                                                                                                                           Disclosure.                                                                                                             Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business   Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to      indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                         applicant within three (3) business days of application.                                                                funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL  disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.                                                                            but is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 so cannot confirm that borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 received.
7505147876 XXX       $XXX      NC    4/XX/2007  3/XX/2007    Primary    Purchase                            2        B        B        B        B                                                 [3] Insurance Documentation - Missing                                                                                                                                      2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.        Closing / Title - (Doc Error)                                                                             -
                                                                                                                                                                                                  Document: Mortgage Insurance Certificate                                                                                                                                                                                               Compliance tests were run using an application date of 03/10/2007 which is 1 months prior to consummation. A lookback   TIL Error: Final TIL not signed
                                                                                                                                                                                                  (MIC) not provided                                                                                                                                                                                                                     was performed to determine this application date.                                                                       by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business   appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement    signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure to applicant within three (3) business days of application due to missing information.                       borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                               Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL  Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.                                                                            Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower received.
7505731126 XXX       $XXX      CT    9/XX/2004  7/XX/2004    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable
                                                                                                                                                                                                                                                                                                                                                                                                                                         Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7495987543 XXX       $XXX      CA    11/XX/2003 10/XX/2003   Primary    Purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing                                                                                                                                     2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                               -
                                                                                                                                                                                                  Document: Missing Final 1003                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                  [2] Closing / Title - Security Instrument                                                                                                                                                                                              Compliance tests were run using an application date of 10/15/2003 which is 1 months prior to consummation. A lookback
                                                                                                                                                                                                  is not on a FNMA/FHLMC form and does not                                                                                                                                                                                               was performed to determine this application date.
                                                                                                                                                                                                  contain the following clauses:: Homestead                                                                                                                                                                                              [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule:
                                                                                                                                                                                                  Exemption Waiver                                                                                                                                                                                                                       Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7500715694 XXX       $XXX      FL    10/XX/2005 9/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not                                                                                                                -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                            provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable
                                                                                                                                                                                                                                                                                                                                                                                                                                         Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                                                                                                                                                                                                                         provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7507429970 XXX       $XXX      GA    4/XX/2004  3/XX/2004    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                               -
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 03/29/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7508908600 XXX       $XXX      RI    10/XX/2007 9/XX/2007    Primary    Purchase                            3        C        C        C        C                                                                                                                                                                                                                            3           C           C           C           C           [3] State Compliance - Rhode Island Home Loan (Prohibited Acts and Practices Regarding High-Cost Home Loans Disclosure  Closing / Title - (Doc Error)                                                                             State - NC
                                                                                                                                                                                                                                                                                                                                                                                                                                         Not Provided): Rhode Island Home Loan: Prohibited Acts and Practices Regarding High-Cost Home Loans disclosure not      TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                         provided.                                                                                                               by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         [3] State Compliance - Rhode Island Home Loan (High Cost Analysis Not In File): Rhode Island Home Loan:  Loan file did  appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                         not contain record(s) documenting high-cost home loan analysis.                                                         signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                         [3] State Compliance - Rhode Island Home Loan (Prohibited Acts and Practices Regarding Home Loans Disclosure Not        borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Provided): Rhode Island Home Loan: Prohibited Acts and Practices Regarding Home Loans disclosure not provided.          Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.                                                                                                             Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                         Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.     funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA     disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                       but is
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                               not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL  so cannot confirm that borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.                                                                            received.
7507813989 XXX       $XXX      CT    7/XX/2007  6/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   Closing / Title - (Doc Error)                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.                                                                                                             TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA     by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                       appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                               signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL  borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.                                                                            Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower received.
7508267158 XXX       $XXX      MD    4/XX/2006  4/XX/2006    Primary    Purchase                            1        A        A        A        A                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                             -
7492990380 XXX       $XXX      PA    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.        Closing / Title - (Doc Error)                                                                             -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                               Compliance tests were run using an application date of 10/01/2006 which is 1 months prior to consummation. A lookback   TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                         was performed to determine this application date.                                                                       by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business   appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement    signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure to applicant within three (3) business days of application due to missing information.                       borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC    Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         Signature Date. Unable to determine compliance with rescission timing requirements.                                     Finance Charge Under Disclosed:
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                               Unable to determine under
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of    disclosure due to missing
                                                                                                                                                                                                                                                                                                                                                                                                                                         $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $38.33.                                  Itemization of Amount Financed.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice   Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security         Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                         interest.                                                                                                               Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL  indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.                                                                            funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower received.
7490307975 XXX       $XXX      TX    1/XX/2007  12/XX/2006   Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5,
                                                                                                                                                                                                                                                                                                                                                                                                                                         7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                         Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
7496961414 XXX       $XXX      FL    11/XX/2006 10/XX/2006   Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
7509540116 XXX       $XXX      NY    5/XX/2006  3/XX/2006    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   Closing / Title - (Doc Error)                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.                                                                                                             TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.                                              by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                               appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of    signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                         $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $49.66.                                  borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not     Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         provided.                                                                                                               Finance Charge Under Disclosed:
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL  TIL itemization did not disclose
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.                                                                            a subordination fee of $50 as a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 prepaid finance charge.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 indicated to be final. Expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 but is not dated by borrower so
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 cannot confirm when borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 received the TIL.
7499613124 XXX       $XXX      CA    11/XX/2007 11/XX/2007   Primary    Purchase                            3        D        D        D        D                                                                                                                                                                                                                            3           D           D           D           D           [3] Closing / Title - Missing Document: HUD-1 Addendum not provided                                                     Closing / Title - (Doc Error)                                                                  Tested     TR Tested
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   TIL Error: Final TIL signed by
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.                                                                                                             all required parties is blank:
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL signed by all required parties is blank                          TIL appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL  signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.                                                                            borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 but is not dated by borrower so
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 cannot confirm date borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 received.
7495100933 XXX       $XXX      NV    3/XX/2007  2/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.
7495522827 XXX       $XXX      FL    3/XX/2004  2/XX/2004    Primary    Purchase                            2        B        B        B        B                                                 [2] General Appraisal Requirements -                                                                                                                                       2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                               -
                                                                                                                                                                                                  Incorrect Appraisal Form type: Appraisal                                                                                                                                                                                               [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                  Form 2055 (Exterior Only) used for                                                                                                                                                                                                     Compliance tests were run using an application date of 02/19/2004 which is 1 months prior to consummation. A lookback
                                                                                                                                                                                                  incorrect Subject property type.:                                                                                                                                                                                                      was performed to determine this application date.
                                                                                                                                                                                                  Valuation Type: Drive By / Valuation                                                                                                                                                                                                   [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                                                                                                                  Report Date: 03/01/2004 Condo (Low Rise)
7493548348 XXX       $XXX      TX    5/XX/2003  4/XX/2003    Primary    Purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing                                                                                                                                     2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an                                                                                                            -
                                                                                                                                                                                                  Document: Missing Final 1003                                                                                                                                                                                                           assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 04/16/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7505926088 XXX       $XXX      GA    1/XX/2004  12/XX/2003   Primary    Purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing                                                                                                                                     2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an                                                                                                            -
                                                                                                                                                                                                  Document: Missing Final 1003                                                                                                                                                                                                           assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 12/23/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7501976580 XXX       $XXX      MD    2/XX/2008  1/XX/2008    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title                                                                                                                                      2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an  Closing / Title - (Doc Error)                                                                             -
                                                                                                                                                                                                  Policy is missing. No evidence of title                                                                                                                                                                                                assumed value of a contract sales price or original loan amount, whichever applies.                                     TIL Error: Final TIL not signed
                                                                                                                                                                                                  in file.                                                                                                                                                                                                                               [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.                                                                                                             appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than       signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                         single family residence, state and federal testing may be impacted.                                                     borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         determine compliance with rescission timing requirements.                                                               Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                               Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in  indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                         Lending Act:  Subject loan transaction disbursed on 03/03/2008, prior to three (3) business days from transaction date  funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                         of 03/22/2008.                                                                                                          disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending  but is
                                                                                                                                                                                                                                                                                                                                                                                                                                         Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used      not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                         instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original        so cannot confirm that borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                         creditor.                                                                                                               received.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                         Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.
7498226153 XXX       $XXX      TX    3/XX/2007  3/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.
7503556459 XXX       $XXX      KS    6/XX/2007  5/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   Closing / Title - (Doc Error)                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.                                                                                                             TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                               by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL  appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.                                                                            signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 but is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 so cannot confirm that borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 received.
7493700397 XXX       $XXX      FL    5/XX/2004  4/XX/2004    Investment Purchase                            1        A        A        A        A                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                             -
7508188351 XXX       $XXX      SC    8/XX/2007  7/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   Federal Compliance - Final TIL   REVIEWER - GENERAL                                                       -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.                                                                                                             Not Provided to Borrower At or   COMMENT (2022-06-09): The
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan:   Before Consummation: TIL in file issue cited has either
                                                                                                                                                                                                                                                                                                                                                                                                                                         Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the     indicated to be final. Expected  been resolved or was
                                                                                                                                                                                                                                                                                                                                                                                                                                         origination and making of the loan.                                                                                     funding date same as             determined to not be an
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL  disbursement and/or note date    exception as noted.
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.                                                                            but is                           Based on the review it
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 not dated by borrower so cannot  appears SC Code 37-23-70
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 confirm when borrower received   (D), prior to 2012
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 the TIL.                         Brokerage companies were
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  required to comply with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  disclosing the Complaint
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  disclosures for Mortgage
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  loans; this requirement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  was not applicable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Federal regulated banks.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  The loan originated as a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  XXX loan in 07/2007; as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  such, said disclosure was
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  not applicable at time of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  origination.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  REVIEWER - GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  COMMENT (2022-06-09):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  "AMC performs its review
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  for compliance with state
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  and local laws enacted to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  combat predatory lending
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  without regard to the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  status of the originating
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  lender, particularly in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  connection with reviews
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  for secondary market
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  purchasers that are not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  federally chartered
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  institutions. In the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  event that a national
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  bank originates a loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  that triggers the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  thresholds of a state law
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  enacted to combat
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  predatory lending and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  subsequently sells that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  loan in the secondary
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  market to an entity that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  is not a national
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  bank/federally chartered
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  institution there is some
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  uncertainty whether the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  assignee, by virtue of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  contractual rights, would
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  be able to assert the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  same exemption/preemption
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  claim in litigation or a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  regulatory enforcement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  action involving the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  South Carolina CHL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Complaint Agency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Specifically in relation
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  to the SC Complaint
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Agency Disclosure. The SC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Complaint Disclosure is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  part of the SC high cost
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  law (albeit applicable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  all Consumer Home Loans)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  and would therefore
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  continue to be tested
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  based on the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  aforementioned testing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  methodology.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Additionally, South
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Carolina's Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Protection Code contains
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  the high-cost regulation
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  under Chapter 23 entitled
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  "South Carolina High-Cost
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  and Consumer Home Loans
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Act", where there is no
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  specific exemption
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  provided to national
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  banks and their subs. The
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Act simply defines
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  "lender" as including,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  but not limited to, "a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  mortgage broker
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  originating a loan in a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  table-funded loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  transaction in which the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  broker is identified as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  the original payee of the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  note." So while a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  national bank may claim
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  preemption from the state
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  law banking statutes,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  there is some uncertainty
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  whether any assignee
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  would be able to assert
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  that same
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  exemption/preemption
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  claim in litigation or a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  regulatory enforcement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  action involving the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  loan."
7494588583 XXX       $XXX      TN    7/XX/2006  6/XX/2006    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   Closing / Title - (Doc Error)                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.                                                                                                             TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                               by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL  appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.                                                                            signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower received.
7506709074 XXX       $XXX      NV    3/XX/2005  2/XX/2005    Second     Purchase                            3        D        D        D        D                                                                                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No                                                                                                     No         TNR Testing Not
                                                             Home                                                                                                                                                                                                                                                                                                                                                                        document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                      Required
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/17/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7496536826 XXX       $XXX      AR    5/XX/2006  4/XX/2006    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                               Closing / Title - (Doc Error)                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL  TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.                                                                            by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 signed nor initialed by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower received
7499798212 XXX       $XXX      TX    12/XX/2004 11/XX/2004   Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                               -
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 11/30/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7502428940 XXX       $XXX      FL    7/XX/2007  4/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.
7505702423 XXX       $XXX      TX    10/XX/2006 10/XX/2006   Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   Closing / Title - (Doc Error)                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.                                                                                                             TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA     by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                       appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                               signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL  borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.
7505832665 XXX       $XXX      TX    12/XX/2006 12/XX/2006   Investment Purchase                            1        A        A        A        A                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                             -
7506481408 XXX       $XXX      TX    1/XX/2007  12/XX/2006   Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 12/16/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - Texas 50(a)(6) Security Instrument Provided on a TX Non-Home Equity Loan: Texas Home Equity
                                                                                                                                                                                                                                                                                                                                                                                                                                         50(a)(6) Security Instrument provided on a transaction determined not to be eligible for Texas Equity 50(a)(6).
                                                                                                                                                                                                                                                                                                                                                                                                                                         Potential contractual issue
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                         Lending Act:  Subject loan transaction disbursed on 01/22/2007, prior to three (3) business days from transaction date of 01/22/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                         Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.
7507260978 XXX       $XXX      NY    9/XX/2007  7/XX/2007    Primary    Purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   Closing / Title - (Doc Error)                                                                             -
                                                                                                                                                                                                  Document: Missing Final 1003                                                                                                                                                                                                           Disclosure.                                                                                                             TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.     appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                               signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL  borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.
7492006665 XXX       $XXX      PA    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three    Closing / Title - (Doc Error)                                                                             -
                                                                        Other                                                                                                                     Document: Missing Final 1003                                                                                                                                                                                                           (3) days of application due to missing information.                                                                     TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         Rate Mortgages, CHARM Booklet, not provided to the borrower.                                                            appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.                                                                                                             borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.        Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 10/28/2006 which is 1 months prior to consummation. A lookback   Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                         was performed to determine this application date.                                                                       Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA     indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                       funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business   disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement    but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure to applicant within three (3) business days of application due to missing information.                       borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to borrower received determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third
                                                                                                                                                                                                                                                                                                                                                                                                                                         Circuit): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.
7495952574 XXX       $XXX      NC    11/XX/2006 10/XX/2006   Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   Federal Compliance - Final TIL                                                                            -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.                                                                                                             Finance Charge Under Disclosed:
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA     Unable to determine under
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                       disclosure due to missing
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business   itemization of amount financed.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to      Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         applicant within three (3) business days of application.                                                                Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of    Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                         $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $346.52.                                 indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL  funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.                                                                            disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 but is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 so cannot confirm that borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 received.
7506001213 XXX       $XXX      MD    2/XX/2007  1/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not      Closing / Title - (Doc Error)                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower within three (3) days of application.                                                          TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.                       appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.                                                                                                             borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business   Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to      Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                         applicant within three (3) business days of application.                                                                Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                               indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL  funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.                                                                            disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower received.
7497962617 XXX       $XXX      FL    8/XX/2006  7/XX/2006    Investment Purchase                            1        A        A        A        A                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                             -
7504952745 XXX       $XXX      GA    4/XX/2007  9/XX/2006    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   Federal Compliance - Final TIL                                                                            -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.                                                                                                             Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA     Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                       indicated to be final. Expected
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.                                              funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL  disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.                                                                            but is not dated by borrower so
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 cannot confirm when borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 received the TIL.
7507206485 XXX       $XXX      TX    10/XX/2004 10/XX/2004   Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                               -
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7494056284 XXX       $XXX      CA    4/XX/2007  4/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   Federal Compliance - Final TIL                                                                            -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.                                                                                                             Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business   Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to      indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                         applicant within three (3) business days of application.                                                                funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL  disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.                                                                            but is not dated by borrower so
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 cannot confirm date borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 received.
7493659532 XXX       $XXX      PA    7/XX/2007  6/XX/2007    Investment Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score                                                                                                             -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                            Disclosure.
7499384224 XXX       $XXX      GA    6/XX/2007  5/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   Federal Compliance - Final TIL                                                                            -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.                                                                                                             Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.                                              Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL  indicated to be final. Expected
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.                                                                            funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 but is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 not dated by borrower so cannot
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 confirm when borrower received
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 the TIL.
7503190817 XXX       $XXX      VA    7/XX/2005  6/XX/2005    Primary    Purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing                                                                                                                                     2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                               -
                                                                                                                                                                                                  Document: Missing Final 1003                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 06/19/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7498798883 XXX       $XXX      CA    5/XX/2005  4/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing                                                                                                                                     2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an                                                                                                            -
                                                                        Debt Consolidation                                                                                                        Document: Missing Final 1003                                                                                                                                                                                                           assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                  [2] Closing / Title - Security Instrument                                                                                                                                                                                              [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score
                                                                                                                                                                                                  is not on a FNMA/FHLMC form and does not                                                                                                                                                                                               Disclosure.
                                                                                                                                                                                                  contain the following clauses:: Homestead                                                                                                                                                                                              [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                  Exemption Waiver                                                                                                                                                                                                                       [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 04/27/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                                                                                                                                                                                                                         provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7499891053 XXX       $XXX      MD    9/XX/2007  9/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   Federal Compliance - Final TIL                                                                            -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.                                                                                                             Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL  Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.                                                                            indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower received.
7491571556 XXX       $XXX      CA    7/XX/2007  6/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   Closing / Title - (Doc Error)                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.                                                                                                             TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business   by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to      appears to be final but is not
                                                                                                                                                                                                                                                                                                                                                                                                                                         applicant within three (3) business days of application.                                                                signed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                               Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of    Finance Charge Under Disclosed:
                                                                                                                                                                                                                                                                                                                                                                                                                                         $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $479.48.                                 Unable to determine under
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL  disclosure due to missing
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.                                                                            Itemization of Amount Financed.
7495280771 XXX       $XXX      FL    3/XX/2006  2/XX/2006    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7498950184 XXX       $XXX      AR    5/XX/2007  5/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   Federal Compliance - Final TIL                                                                            -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.                                                                                                             Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.                                              Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL  indicated to be final. Expected
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.                                                                            funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 but is not dated by borrower so
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 cannot confirm when borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 received the TIL.
7503645817 XXX       $XXX      TX    10/XX/2006 9/XX/2006    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   Closing / Title - (Doc Error)                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.                                                                                                             TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.        by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 09/19/2006 which is 1 months prior to consummation. A lookback   appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                         was performed to determine this application date.                                                                       signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA     borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                       Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business   Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement    Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure to applicant within three (3) business days of application due to missing information.                       indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                               funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL  disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.                                                                            but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower received.
7505688383 XXX       $XXX      FL    1/XX/2005  12/XX/2004   Second     Construction-Permanent              2        B        B        B        B                                                 [3] Application / Processing - Missing                                                                                                                                     2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an                                                                                                            -
                                                             Home                                                                                                                                 Document: Missing Final 1003                                                                                                                                                                                                           assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 12/31/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7507283073 XXX       $XXX      GA    4/XX/2007  4/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   Closing / Title - (Doc Error)                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.                                                                                                             TIL Error: Borrower signature
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.                                              not dated.: TIL appears to be
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL  final but not signed nor
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.                                                                            initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 but is not dated by borrower so
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 cannot confirm that borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 received.
7497083066 XXX       $XXX      NC    4/XX/2007  3/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   Federal Compliance - Final TIL                                                                            -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.                                                                                                             Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business   Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to      is indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                                                         applicant within three (3) business days of application.                                                                expected funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.                                              disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL  but signature is not dated so
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.                                                                            cannot confirm when received by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower.
7500829017 XXX       $XXX      FL    8/XX/2005  7/XX/2005    Investment Purchase                            1        A        A        A        A                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                             -
7501396397 XXX       $XXX      MO    5/XX/2007  4/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.
7491883150 XXX       $XXX      TX    12/XX/2004 11/XX/2004   Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                               -
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7503018709 XXX       $XXX      MD    7/XX/2007  7/XX/2007    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   Closing / Title - (Doc Error)                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.                                                                                                             TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business   by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to      appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                         applicant within three (3) business days of application.                                                                signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         determine compliance with rescission timing requirements.                                                               Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                               Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL  Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.                                                                            indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower received.
7505662791 XXX       $XXX      TN               12/XX/1997   UTD        UTD UTD                             3        D        D        D        D                                                 [3] Application / Processing - Missing                                                                                                                                     3           D           D           D           D           [3] Loan File - (Missing Doc) Incomplete loan images/file                                                               Loan File - (Missing Doc)                                                                      UTD        Indeterminable
                                                                                                                                                                                                  Document: Missing Final 1003                                                                                                                                                                                                           [3] Closing / Title - Missing Document: Note - Subject Lien not provided                                                Incomplete loan images/file:
                                                                                                                                                                                                                                                                                                                                                                                                                                         [3] Closing / Title - Missing Final HUD-1                                                                               File only contains Mortgage and
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an  Title Policy.  Compliance
                                                                                                                                                                                                                                                                                                                                                                                                                                         assumed value of a contract sales price or original loan amount, whichever applies.                                     testing not completed
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Application / Processing - Missing Document: Missing Lender's Initial 1003
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - TILA - Final TIL Missing
7504625718 XXX       $XXX      MI    2/XX/1994  1/XX/1994    UTD        Purchase                            3        D        D        D        D                                                 [3] Application / Processing - Missing                                                                                                                                     3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No                                                                                                     No         TNR Testing Not
                                                                                                                                                                                                  Document: Missing Final 1003                                                                                                                                                                                                           document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                      Required
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/04/1994 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 01/04/1994 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
7498708443 XXX       $XXX      MI    5/XX/2004  3/XX/2004    Primary    Purchase                            2        B        B        B        B                                                 [2] General Appraisal Requirements -                                                                                                                                       2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not                                                                                                                -
                                                                                                                                                                                                  Incorrect Appraisal Form type: Appraisal                                                                                                                                                                                               provided to the borrower.
                                                                                                                                                                                                  Form 2055 (Exterior Only) used for                                                                                                                                                                                                     [2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more
                                                                                                                                                                                                  incorrect Subject property type.:                                                                                                                                                                                                      entries are estimates.
                                                                                                                                                                                                  Valuation Type: Drive By / Valuation
                                                                                                                                                                                                  Report Date: 04/06/2004 Condo (Low Rise)
7503506657 XXX       $XXX      NC    10/XX/2000 9/XX/2000    Primary    Refinance Rate/Term                 3        C        C        C        C                                                 [3] Application / Processing - Missing                                                                                                                                     3           C           C           C           C           [3] State Compliance - North Carolina CHL Tangible Net Benefit Test: North Carolina Home Loan: Unable to determine if                                                                                                             State - NC
                                                                                                                                                                                                  Document: Missing Final 1003                                                                                                                                                                                                           refinance loan was made without a tangible net benefit to borrower due to missing prior loan information.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 09/09/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date.
7497228099 XXX       $XXX      NJ    10/XX/2000 9/XX/2000    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Application / Processing - Missing                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.        Federal Compliance - Final TIL                                                                            -
                                                                                                                                                                                                  Document: Missing Final 1003                                                                                                                                                                                                           Compliance tests were run using an application date of 09/10/2000 which is 1 months prior to consummation. A lookback   Finance Charge Under Disclosed:
                                                                                                                                                                                                                                                                                                                                                                                                                                         was performed to determine this application date.                                                                       TIL itemization did not disclose
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA     a Closing Protection Fee of $25,
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                       a Courier Fee of $31 or a Wire
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business   Fee of $15 as prepaid finance
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement    charges.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                         determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of
                                                                                                                                                                                                                                                                                                                                                                                                                                         $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $101.12.
7501597359 XXX       $XXX      PA    5/XX/2004  4/XX/2004    Investment Purchase                            2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 04/29/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
7490792084 XXX       $XXX      CA    5/XX/2005  4/XX/2005    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] State Compliance - California APLS Broker Compensation: Lender paid yield spread premiums (YSP) were not included                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                         in the California APLS points and fees.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 04/16/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                         Lending Act:  Subject loan transaction disbursed on 05/11/2005, prior to three (3) business days from transaction date of 05/07/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                         Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
7502237866 XXX       $XXX      MI    6/XX/2007  6/XX/2007    Primary    Purchase                            1        A        A        A        A                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                             -
7509259349 XXX       $XXX      MI    12/XX/2007 11/XX/2007   Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not                                                                                                                -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                            provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable
                                                                                                                                                                                                                                                                                                                                                                                                                                         Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
7506243019 XXX       $XXX      NJ    7/XX/1994  6/XX/1994    Primary    Purchase                            3        D        D        D        D                                                 [3] Application / Processing - Missing                                                                                                                                     3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No                                                                                                     No         TNR Testing Not
                                                                                                                                                                                                  Document: Missing Final 1003                                                                                                                                                                                                           document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                      Required
                                                                                                                                                                                                  [2] Closing / Title - Note is not on a                                                                                                                                                                                                 [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not
                                                                                                                                                                                                  FNMA/FHLMC form and does not contain the                                                                                                                                                                                               provided to the borrower.
                                                                                                                                                                                                  standard Due on Sale clause.                                                                                                                                                                                                           [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable
                                                                                                                                                                                                                                                                                                                                                                                                                                         Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/11/1994 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 06/11/1994 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7502082881 XXX       $XXX      MA    12/XX/2003 11/XX/2003   Primary    Purchase                            3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title                                                                                                                                      3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No                                                                                                     Yes        TR
                                                                                                                                                                                                  Policy is missing. No evidence of title                                                                                                                                                                                                document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                      Indeterminable
                                                                                                                                                                                                  in file.                                                                                                                                                                                                                               [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found
                                                                                                                                                                                                  [3] Application / Processing - Missing                                                                                                                                                                                                 in file. Security Instrument Notary Date of 12/19/2003 used as disbursement date for compliance testing.
                                                                                                                                                                                                  Document: Missing Final 1003                                                                                                                                                                                                           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 11/19/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7504180929 XXX       $XXX      FL    6/XX/2004  5/XX/2004    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title                                                                                                                                      2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found                                                                                                            -
                                                                                                                                                                                                  Policy is missing. No evidence of title                                                                                                                                                                                                in file. Security Instrument Notary Date of 06/21/2004 used as disbursement date for compliance testing.
                                                                                                                                                                                                  in file.                                                                                                                                                                                                                               [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an
                                                                                                                                                                                                  [3] Application / Processing - Missing                                                                                                                                                                                                 assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                  Document: Missing Final 1003                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                  [2] Closing / Title - Note is not on a                                                                                                                                                                                                 [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                  FNMA/FHLMC form and does not contain the                                                                                                                                                                                               Compliance tests were run using an application date of 05/21/2004 which is 1 months prior to consummation. A lookback
                                                                                                                                                                                                  standard Due on Sale clause.                                                                                                                                                                                                           was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                         Lending Act:  Subject loan transaction disbursed on 06/21/2004, prior to three (3) business days from transaction date of 06/21/2004.
7502972535 XXX       $XXX      VA    12/XX/2000 11/XX/2000   UTD        Purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing                                                                                                                                     2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an                                                                                                            -
                                                                                                                                                                                                  Document: Missing Final 1003                                                                                                                                                                                                           assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 11/15/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
7495638568 XXX       $XXX      AZ    11/XX/2001 10/XX/2001   Primary    Purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.        Federal Compliance - Final TIL                                                                            -
                                                                                                                                                                                                  Document: Missing Final 1003                                                                                                                                                                                                           Compliance tests were run using an application date of 10/16/2001 which is 1 months prior to consummation. A lookback   Finance Charge Under Disclosed:
                                                                                                                                                                                                                                                                                                                                                                                                                                         was performed to determine this application date.                                                                       Unable to determine under
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business   disclosure due to missing
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement    itemization of amount financed.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of
                                                                                                                                                                                                                                                                                                                                                                                                                                         $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $152.02.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                         was not provided to the borrower by closing.
7506596496 XXX       $XXX      TX    11/XX/1999 10/XX/1999   Primary    Purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing                                                                                                                                     2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an                                                                                                            -
                                                                                                                                                                                                  Document: Missing Final 1003                                                                                                                                                                                                           assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 10/24/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7506981047 XXX       $XXX      SC    4/XX/2000  3/XX/2000    UTD        Purchase                            3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title                                                                                                                                      3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No                                                                                                     No         TNR Testing Not
                                                                                                                                                                                                  Policy is missing. No evidence of title                                                                                                                                                                                                document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                      Required
                                                                                                                                                                                                  in file.                                                                                                                                                                                                                               [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not
                                                                                                                                                                                                  [3] Application / Processing - Missing                                                                                                                                                                                                 provided to the borrower.
                                                                                                                                                                                                  Document: Missing Final 1003                                                                                                                                                                                                           [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable
                                                                                                                                                                                                  [3] Lien - Missing note/terms on senior                                                                                                                                                                                                Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                  lien.  Subject loan is in second                                                                                                                                                                                                       [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found
                                                                                                                                                                                                  position.: Lien Position: 1                                                                                                                                                                                                            in file. Security Instrument Notary Date of 04/11/2000 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 03/11/2000 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - South Carolina Late Charge Amount Testing: South Carolina Late Charge: Note late charge of
                                                                                                                                                                                                                                                                                                                                                                                                                                         $24.31 exceeds state maximum of  $14.50.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
7507813030 XXX       $XXX      SC    5/XX/2000  4/XX/2000    UTD        UTD UTD                             3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title                                                                                                                                      3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No                                                                                                     UTD        Indeterminable
                                                                                                                                                                                                  Policy is missing. No evidence of title                                                                                                                                                                                                document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
                                                                                                                                                                                                  in file.                                                                                                                                                                                                                               [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not
                                                                                                                                                                                                  [3] Application / Processing - Missing                                                                                                                                                                                                 provided to the borrower.
                                                                                                                                                                                                  Document: Missing Final 1003                                                                                                                                                                                                           [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable
                                                                                                                                                                                                                                                                                                                                                                                                                                         Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/09/2000 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 04/09/2000 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                                                                                                                                                                                                                         provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
7497404892 XXX       $XXX      SC    11/XX/2001 10/XX/2001   Primary    Refinance UTD                       3        D        D        D        D                                                 [3] Application / Processing - Missing    File is        SELLER - GENERAL COMMENT                                                                                          3           D           D           D           D           [3] Loan File - (Missing Doc) Incomplete loan images/file                                                               Loan File - (Missing Doc)                                  GENERAL COMMENT                     UTD        Indeterminable
                                                                                                                                                                                                  Document: Missing Final 1003              missing the    (2022-06-01): The issue                                                                                                                                                       [3] Closing / Title - Missing Document: Note - Subject Lien not provided                                                Incomplete loan images/file:                               (2022-06-01): The
                                                                                                                                                                                                  [3] General - This loan has matured.:     ARM terms.     cited has either been                                                                                                                                                         [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an  File only contains Title,                                  issue cited has
                                                                                                                                                                                                  Maturity Date: 11/30/2031                 Unable to      resolved or was                                                                                                                                                               assumed value of a contract sales price or original loan amount, whichever applies.                                     Mortgage and Incomplete Note.                              either been resolved
                                                                                                                                                                                                                                            complete       determined to not be an                                                                                                                                                       [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                     Compliance testing not                                     or was determined to
                                                                                                                                                                                                                                            review.        exception as noted.  The                                                                                                                                                      [2] Application / Processing - Missing Document: Missing Lender's Initial 1003                                          completed.                                                 not be an exception
                                                                                                                                                                                                                                            Insufficient   subject mortgage has not                                                                                                                                                                                                                                                                              Closing / Title - Missing                                  as noted.  The
                                                                                                                                                                                                                                            documents to   matured as the maturity                                                                                                                                                                                                                                                                               Document: Note - Subject Lien                              subject mortgage has
                                                                                                                                                                                                                                            complete       date is 11/30/31.  The                                                                                                                                                                                                                                                                                not provided: Note provided                                not matured as the
                                                                                                                                                                                                                                            compliance.    Note has been uploaded as                                                                                                                                                                                                                                                                             Incomplete missing ARM terms.                              maturity date is
                                                                                                                                                                                                                                                           XXX#873618994_Compliance                                                                                                                                                                                                                                                                                                                                         11/XX/31.  The Note
                                                                                                                                                                                                                                                           Document_5-17-22.                                                                                                                                                                                                                                                                                                                                                has been uploaded as
                                                                                                                                                                                                                                                           REVIEWER - GENERAL                                                                                                                                                                                                                                                                                                                                               XXX#_Compliance
                                                                                                                                                                                                                                                           COMMENT (2022-06-01):                                                                                                                                                                                                                                                                                                                                            Document_5-XX-22.
                                                                                                                                                                                                                                                           Loan has not matured.
                                                                                                                                                                                                                                                           Date 11/30/2031.
                                                                                                                                                                                                                                                           Exception cleared.
7508963460 XXX       $XXX      FL    4/XX/2001  3/XX/2001    Primary    UTD UTD                             3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title                                                                                                                                      3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No      Federal Compliance - Final TIL                                                                 UTD        Indeterminable
                                                                                                                                                                                                  Policy is missing. No evidence of title                                                                                                                                                                                                document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.            Finance Charge Under Disclosed:
                                                                                                                                                                                                  in file.                                                                                                                                                                                                                               [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found  Disclosed payment on Note of
                                                                                                                                                                                                  [3] Application / Processing - Missing                                                                                                                                                                                                 in file. Security Instrument Notary Date of 04/21/2001 used as disbursement date for compliance testing.                $654.41 does not correspond with
                                                                                                                                                                                                  Document: Missing Final 1003                                                                                                                                                                                                           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an  the loan amount, loan term, and
                                                                                                                                                                                                                                                                                                                                                                                                                                         assumed value of a contract sales price or original loan amount, whichever applies.                                     interest rate on the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 03/21/2001 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of
                                                                                                                                                                                                                                                                                                                                                                                                                                         $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $5,240.34.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                                                                                                                                                                                                                         provided.
7498917415 XXX       $XXX      GA    10/XX/2001 9/XX/2001    Primary    Purchase                            3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title                                                                                                                                      3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No                                                                                                     No         TNR Testing Not
                                                                                                                                                                                                  Policy is missing. No evidence of title                                                                                                                                                                                                document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                      Required
                                                                                                                                                                                                  in file.                                                                                                                                                                                                                               [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found
                                                                                                                                                                                                  [3] Application / Processing - Missing                                                                                                                                                                                                 in file. Security Instrument Notary Date of 10/12/2001 used as disbursement date for compliance testing.
                                                                                                                                                                                                  Document: Missing Final 1003                                                                                                                                                                                                           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 09/12/2001 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
7500645929 XXX       $XXX      MO    12/XX/2001 11/XX/2001   Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not                                                                                                                -
                                                                        Other                                                                                                                     Document: Missing Final 1003                                                                                                                                                                                                           provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable
                                                                                                                                                                                                                                                                                                                                                                                                                                         Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/14/2001 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 11/14/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                         Lending Act:  Subject loan transaction disbursed on 12/14/2001, prior to three (3) business days from transaction date of 12/14/2001.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                         Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
7490153630 XXX       $XXX      FL    12/XX/2001 11/XX/2001   Primary    Purchase                            3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title                                                                                                                                      3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No                                                                                                     No         TNR Testing Not
                                                                                                                                                                                                  Policy is missing. No evidence of title                                                                                                                                                                                                document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                      Required
                                                                                                                                                                                                  in file.                                                                                                                                                                                                                               [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found
                                                                                                                                                                                                  [3] Application / Processing - Missing                                                                                                                                                                                                 in file. Security Instrument Notary Date of 12/19/2001 used as disbursement date for compliance testing.
                                                                                                                                                                                                  Document: Missing Final 1003                                                                                                                                                                                                           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 11/19/2001 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
7490967912 XXX       $XXX      KS    1/XX/2002  12/XX/2001   Primary    Refinance UTD                       3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title                                                                                                                                      3           D           D           D           D           [3] Loan File - (Missing Doc) Incomplete loan images/file                                                               Loan File - (Missing Doc)        REVIEWER - GENERAL        GENERAL COMMENT                     UTD        Indeterminable
                                                                                                                                                                                                  Policy is missing. No evidence of title                                                                                                                                                                                                [3] Closing / Title - Missing Document: Note - Subject Lien not provided                                                Incomplete loan images/file:     COMMENT (2022-06-11):     (2022-06-11): The
                                                                                                                                                                                                  in file.                                                                                                                                                                                                                               [3] Closing / Title - Missing Final HUD-1                                                                               File only contains Mortgage.     Note provided is still    issue cited has
                                                                                                                                                                                                  [3] Application / Processing - Missing                                                                                                                                                                                                 [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an  Compliance testing not           incomplete. Variable rate either been resolved
                                                                                                                                                                                                  Document: Missing Final 1003                                                                                                                                                                                                           assumed value of a contract sales price or original loan amount, whichever applies.                                     completed.                       note missing exhibit for  or was determined to
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                     Closing / Title - Missing        ARM terms, exception      not be an exception
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Application / Processing - Missing Document: Missing Lender's Initial 1003                                          Document: Note - Subject Lien    remains.                  as noted. Embedded in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 not provided: Note provided is   REVIEWER - GENERAL        the Promissory Note
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Incomplete. Variable Rate Note   COMMENT (2022-06-02):     dated 01/XX/2002 is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 missing exhibit for ARM terms.   Note provided is still    the Federal Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  incomplete. Variable rate Lending Statement and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  note missing exhibit for  Itemization of Fees
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  ARM terms, exception      with the breakdown of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  remains.                  all fees/costs
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  SELLER - GENERAL COMMENT  charged on the loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  (2022-06-11): The issue   which can be utilized
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  cited has either been     for compliance
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  resolved or was           testing.  Supporting
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  determined to not be an   Documents uploaded as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  exception as noted.       XXX_Compliance
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Embedded in the           Documents_06-XX-2022
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Promissory Note dated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  01/04/2002 is the Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Statement and Itemization
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  of Fees with the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  breakdown of all
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  fees/costs charged on the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  loan which can be
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  utilized for compliance
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  testing.  Supporting
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Documents uploaded as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  XXX#XXX_Compliance
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Documents_06-09-2022
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  REVIEWER - GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  COMMENT (2022-06-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Unable to clear with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  documentation provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Missing HUD
7507712905 XXX       $XXX      NC    11/XX/2000 10/XX/2000   UTD        UTD UTD                             3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title                                                                                                                                      3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No                                                                                                     UTD        Indeterminable
                                                                                                                                                                                                  Policy is missing. No evidence of title                                                                                                                                                                                                document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
                                                                                                                                                                                                  in file.                                                                                                                                                                                                                               [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found
                                                                                                                                                                                                  [3] Application / Processing - Missing                                                                                                                                                                                                 in file. Security Instrument Notary Date of 11/09/2000 used as disbursement date for compliance testing.
                                                                                                                                                                                                  Document: Missing Final 1003                                                                                                                                                                                                           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an
                                                                                                                                                                                                  [3] Closing / Title - (Missing Doc)                                                                                                                                                                                                    assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                  Missing Note Addendum: Note P&I does not                                                                                                                                                                                               [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                  match calculated P&I: Note P&I of $475.35                                                                                                                                                                                              [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.
                                                                                                                                                                                                  does not match Calculated P&I of $473.57                                                                                                                                                                                               Compliance tests were run using an application date of 10/09/2000 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                                                                                                                                                                                                                         provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
7498676022 XXX       $XXX      FL    5/XX/2001  4/XX/2001    UTD        UTD UTD                             3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title                                                                                                                                      3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No                                                                                                     UTD        Indeterminable
                                                                                                                                                                                                  Policy is missing. No evidence of title                                                                                                                                                                                                document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
                                                                                                                                                                                                  in file.                                                                                                                                                                                                                               [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found
                                                                                                                                                                                                  [3] Application / Processing - Missing                                                                                                                                                                                                 in file. Security Instrument Notary Date of 05/04/2001 used as disbursement date for compliance testing.
                                                                                                                                                                                                  Document: Missing Final 1003                                                                                                                                                                                                           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 04/04/2001 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                                                                                                                                                                                                                         provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
7504553725 XXX       $XXX      CA    5/XX/2005  4/XX/2005    Investment Refinance Rate/Term                 2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title                                                                                                                                      2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found                                                                                                            -
                                                                                                                                                                                                  Policy is missing. No evidence of title                                                                                                                                                                                                in file. Security Instrument Notary Date of 05/12/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                  in file.                                                                                                                                                                                                                               [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score
                                                                                                                                                                                                  [3] Application / Processing - Missing                                                                                                                                                                                                 Disclosure.
                                                                                                                                                                                                  Document: Missing Final 1003                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 04/12/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
7499840130 XXX       $XXX      CA    4/XX/2006  3/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title                                                                                                                                      2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found  Federal Compliance - Final TIL                                                                            -
                                                                        Other                                                                                                                     Policy is missing. No evidence of title                                                                                                                                                                                                in file. Security Instrument Notary Date of 04/12/2006 used as disbursement date for compliance testing.                Finance Charge Under Disclosed:
                                                                                                                                                                                                  in file.                                                                                                                                                                                                                               [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an  Unable to determine under
                                                                                                                                                                                                  [3] Application / Processing - Missing                                                                                                                                                                                                 assumed value of a contract sales price or original loan amount, whichever applies.                                     disclosure due to missing
                                                                                                                                                                                                  Document: Missing Final 1003                                                                                                                                                                                                           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   Itemization Of Amount Financed.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 03/12/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or
                                                                                                                                                                                                                                                                                                                                                                                                                                         DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8
                                                                                                                                                                                                                                                                                                                                                                                                                                         Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of
                                                                                                                                                                                                                                                                                                                                                                                                                                         $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $781.98.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                         Lending Act:  Subject loan transaction disbursed on 04/12/2006, prior to three (3) business days from transaction date of 04/12/2006.
7505763722 XXX       $XXX      SC    12/XX/2002 11/XX/2002   Primary    Refinance UTD                       3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title                                                                                                                                      3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No                                                                                                     Yes        TR
                                                                                                                                                                                                  Policy is missing. No evidence of title                                                                                                                                                                                                document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                      Indeterminable
                                                                                                                                                                                                  in file.                                                                                                                                                                                                                               [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not
                                                                                                                                                                                                  [3] Application / Processing - Missing                                                                                                                                                                                                 provided to the borrower.
                                                                                                                                                                                                  Document: Missing Final 1003                                                                                                                                                                                                           [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable
                                                                                                                                                                                                  [3] Closing / Title - Missing Document:                                                                                                                                                                                                Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                  Security Instrument - Subject Lien not                                                                                                                                                                                                 [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found
                                                                                                                                                                                                  provided                                                                                                                                                                                                                               in file. Security Instrument Notary Date of 12/04/2002 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 11/04/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                                                                                                                                                                                                                         provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7496610648 XXX       $XXX      FL    4/XX/2004  3/XX/2004    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title                                                                                                                                      2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not                                                                                                                -
                                                                        Debt Consolidation                                                                                                        Policy is missing. No evidence of title                                                                                                                                                                                                provided to the borrower.
                                                                                                                                                                                                  in file.                                                                                                                                                                                                                               [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable
                                                                                                                                                                                                  [3] Application / Processing - Missing                                                                                                                                                                                                 Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                  Document: Missing Final 1003                                                                                                                                                                                                           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/14/2004 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 03/14/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                                                                                                                                                                                                                         provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7494475621 XXX       $XXX      GA    2/XX/2006  1/XX/2006    Primary    Refinance Rate/Term                 3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title                                                                                                                                      3           D           D           D           D           [3] Closing / Title - Missing Document: HUD-1 Addendum not provided                                                                                                                                                    Tested     TR Tested
                                                                                                                                                                                                  Policy is missing. No evidence of title                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found
                                                                                                                                                                                                  in file.                                                                                                                                                                                                                               in file. Note Date of 02/08/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                  [3] Application / Processing - Missing                                                                                                                                                                                                 [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an
                                                                                                                                                                                                  Document: Missing Final 1003                                                                                                                                                                                                           assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 01/08/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                                                                                                                                                                                                                         provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7503219389 XXX       $XXX      VA    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found                                                                                                            -
                                                                        Other                                                                                                                     Document: Missing Final 1003                                                                                                                                                                                                           in file. Security Instrument Notary Date of 07/11/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 06/11/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                                                                                                                                                                                                                         provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7503710168 XXX       $XXX      NC    8/XX/2006  7/XX/2006    Primary    Refinance Rate/Term                 3        C        C        C        C                                                 [3] Title / Lien Defect - Final Title                                                                                                                                      3           C           C           C           C           [3] State Compliance - North Carolina CHL Tangible Net Benefit Test: North Carolina Home Loan: Unable to determine if                                                                                                             State - NC
                                                                                                                                                                                                  Policy is missing. No evidence of title                                                                                                                                                                                                refinance loan was made without a tangible net benefit to borrower due to missing prior loan information.
                                                                                                                                                                                                  in file.                                                                                                                                                                                                                               [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an
                                                                                                                                                                                                  [3] Application / Processing - Missing                                                                                                                                                                                                 assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                  Document: Missing Final 1003                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                  [2] Closing / Title - Security Instrument                                                                                                                                                                                              [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                  is not on a FNMA/FHLMC form and does not                                                                                                                                                                                               Compliance tests were run using an application date of 07/11/2006 which is 1 months prior to consummation. A lookback
                                                                                                                                                                                                  contain the following clauses:: Homestead                                                                                                                                                                                              was performed to determine this application date.
                                                                                                                                                                                                  Exemption Waiver                                                                                                                                                                                                                       [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                                                                                                                                                                                                                         provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7505764638 XXX       $XXX      TN    5/XX/2008  4/XX/2008    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Application / Processing - Missing                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found                                                                                                            -
                                                                                                                                                                                                  Document: Missing Final 1003                                                                                                                                                                                                           in file. Security Instrument Notary Date of 05/16/2008 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 04/16/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                                                                                                                                                                                                                         provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7499446498 XXX       $XXX      TX    11/XX/2003 10/XX/2003   Primary    Purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing                                                                                                                                     2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an                                                                                                            -
                                                                                                                                                                                                  Document: Missing Final 1003                                                                                                                                                                                                           assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 10/21/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7503867900 XXX       $XXX      TX    3/XX/2007  2/XX/2007    Primary    Purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing                                                                                                                                     2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an                                                                                                            -
                                                                                                                                                                                                  Document: Missing Final 1003                                                                                                                                                                                                           assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 02/19/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7506138341 XXX       $XXX      WA    2/XX/2002  1/XX/2002    Primary    Refinance UTD                       3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title                                                                                                                                      3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No                                                                                                     Yes        TR
                                                                                                                                                                                                  Policy is missing. No evidence of title                                                                                                                                                                                                document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                      Indeterminable
                                                                                                                                                                                                  in file.                                                                                                                                                                                                                               [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found
                                                                                                                                                                                                  [3] Application / Processing - Missing                                                                                                                                                                                                 in file. Security Instrument Notary Date of 02/01/2002 used as disbursement date for compliance testing.
                                                                                                                                                                                                  Document: Missing Final 1003                                                                                                                                                                                                           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 01/01/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                                                                                                                                                                                                                         provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7495262561 XXX       $XXX      IL    8/XX/2007  7/XX/2007    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Application / Processing - Missing                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found                                                                                                            -
                                                                                                                                                                                                  Document: Missing Final 1003                                                                                                                                                                                                           in file. Security Instrument Notary Date of 08/27/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 07/27/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or
                                                                                                                                                                                                                                                                                                                                                                                                                                         DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8
                                                                                                                                                                                                                                                                                                                                                                                                                                         Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                         Lending Act:  Subject loan transaction disbursed on 08/27/2007, prior to three (3) business days from transaction date of 08/27/2007.
7505659281 XXX       $XXX      IL    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found                                                                                                            -
                                                                        Other                                                                                                                     Document: Missing Final 1003                                                                                                                                                                                                           in file. Security Instrument Notary Date of 10/20/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                  [3] Lien - Missing note/terms on senior                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                  lien.  Subject loan is in second                                                                                                                                                                                                       [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                  position.: Lien Position: 1                                                                                                                                                                                                            Compliance tests were run using an application date of 09/20/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                         Lending Act:  Subject loan transaction disbursed on 10/20/2006, prior to three (3) business days from transaction date of 10/20/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                         Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
7496662972 XXX       $XXX      GA                            UTD        UTD UTD                             3        D        D        D        D                                                                                                                                                                                                                            3           D           D           D           D           [3] Loan File - (Missing Doc) Incomplete loan images/file                                                               Loan File - (Missing Doc)                                                                      UTD        Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Incomplete loan images/file:                                                                              (UAL State)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Status is Missing.  File does
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 not include documentation for
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 the subject loan. File contains
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Servicing documentation but
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 does not contain Legal or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Compliance documents for the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 subject.
7497063269 XXX       $XXX      FL    6/XX/2002  2/XX/2002    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not                                                                                                                -
                                                                        Debt Consolidation                                                                                                        Document: Missing Final 1003                                                                                                                                                                                                           provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable
                                                                                                                                                                                                                                                                                                                                                                                                                                         Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                                                                                                                                                                                                                         provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7499832062 XXX       $XXX      GA    5/XX/2002  4/XX/2002    Primary    Purchase                            3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title                                                                                                                                      3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final                                                                                                No         TNR Testing Not
                                                                                                                                                                                                  Policy is missing. No evidence of title                                                                                                                                                                                                HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.                                                                                                                           Required
                                                                                                                                                                                                  in file.                                                                                                                                                                                                                               [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not
                                                                                                                                                                                                  [3] Application / Processing - Missing                                                                                                                                                                                                 provided to the borrower.
                                                                                                                                                                                                  Document: Missing Final 1003                                                                                                                                                                                                           [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable
                                                                                                                                                                                                  [3] Insurance Documentation - Missing                                                                                                                                                                                                  Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                  Document: Mortgage Insurance Certificate                                                                                                                                                                                               [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                  (MIC) not provided                                                                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 04/29/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7500598340 XXX       $XXX      VA    6/XX/2008  5/XX/2008    Primary    Refinance UTD                       3        D        D        D        D                                                 [3] Application / Processing - Missing                                                                                                                                     3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No                                                                                                     Yes        TR
                                                                                                                                                                                                  Document: Missing Final 1003                                                                                                                                                                                                           document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                      Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable
                                                                                                                                                                                                                                                                                                                                                                                                                                         Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/25/2008 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 05/25/2008 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                                                                                                                                                                                                                         provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail.
7502960303 XXX       $XXX      NY    2/XX/2005  1/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title     File does not                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found                                                                                                            -
                                                                        Other                                                                                                                     Policy is missing. No evidence of title   contain either                                                                                                                                                                               in file. Security Instrument Notary Date of 02/03/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                  in file.                                  Preliminary or                                                                                                                                                                               [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an
                                                                                                                                                                                                  [3] Application / Processing - Missing    Final Title                                                                                                                                                                                  assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                  Document: Missing Final 1003                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important
                                                                                                                                                                                                                                                                                                                                                                                                                                         Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 01/03/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                                                                                                                                                                                                                         provided.
7506643831 XXX       $XXX      NY    8/XX/2008  6/XX/2008    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provded.                                                                                                            -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                               Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
7499538187 XXX       $XXX      SC    2/XX/2006  1/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title     File does not                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found                                                                                                            -
                                                                        Other                                                                                                                     Policy is missing. No evidence of title   contain either                                                                                                                                                                               in file. Security Instrument Notary Date of 02/28/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                  in file.                                  Preliminary or                                                                                                                                                                               [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an
                                                                                                                                                                                                  [3] Application / Processing - Missing    Final Title.                                                                                                                                                                                 assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                  Document: Missing Final 1003                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 01/28/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/28/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan:
                                                                                                                                                                                                                                                                                                                                                                                                                                         Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                                                                                                                                                                                                                         provided.
7500477618 XXX       $XXX      IL    12/XX/2005 11/XX/2005   Primary    Refinance Cash-out -                3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title     File does not                                                                                                                    3           D           D           D           D           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC):                                   SELLER - GENERAL COMMENT  GENERAL COMMENT                     Yes        TR
                                                                        Debt Consolidation                                                                                                        Policy is missing. No evidence of title   contain either                                                                                                                                                                               Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with                                   (2022-06-08): The issue   (2022-06-08): The                              Indeterminable
                                                                                                                                                                                                  in file.                                  Preliminary or                                                                                                                                                                               fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                   cited has either been     issue cited has
                                                                                                                                                                                                  [3] Application / Processing - Missing    Final Title                                                                                                                                                                                  [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee                                        resolved or was           either been resolved
                                                                                                                                                                                                  Document: Missing Final 1003                                                                                                                                                                                                           Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with                                     determined to not be an   or was determined to
                                                                                                                                                                                                                                                                                                                                                                                                                                         fee disclosure requirements.                                                                                                                             exception as noted. We    not be an exception
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found                                   have located a copy of    as noted. We have
                                                                                                                                                                                                                                                                                                                                                                                                                                         in file. Security Instrument Notary Date of 12/23/2005 used as disbursement date for compliance testing.                                                 the executed Disbursement located a copy of the
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an                                   Request and Authorization executed Disbursement
                                                                                                                                                                                                                                                                                                                                                                                                                                         assumed value of a contract sales price or original loan amount, whichever applies.                                                                      indicating the full       Request and
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing                                     credit limit of $125,000; Authorization
                                                                                                                                                                                                                                                                                                                                                                                                                                         requirements due to missing Initial Loan Application Date.                                                                                               of which $94,040.15 was   indicating the full
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance                                     undisbursed and           credit limit of $XXX;
                                                                                                                                                                                                                                                                                                                                                                                                                                         with timing requirements due to missing Initial Loan Application Date.                                                                                   $30,959.85 was disbursed  of which $XXX was
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.                                      to LaSalle Bank at        undisbursed and $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 11/23/2005 which is 1 months prior to consummation.  A lookback                                   closing which supports    was disbursed to XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                         was performed to determine this application date.   The final date used for testing was 06/23/2005.  Due to missing                                      that no closing cost fees at closing which
                                                                                                                                                                                                                                                                                                                                                                                                                                         HUD-1 or Closing Disclosure, no fees were used in testing.                                                                                               were charged to the       supports that no
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able                                  borrower. We have also    closing cost fees
                                                                                                                                                                                                                                                                                                                                                                                                                                         to be determined. Unable to determine if correct TILA rescission form was used.                                                                          included a copy of the    were charged to the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  XXX Equity Credit Line    borrower. We have
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Agreement and Disclosure  also included a copy
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  dated 12-23-2005 that     of the XXX Equity
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  indicates that the Annual Credit Line Agreement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Percentage Rate (APR)     and Disclosure dated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  includes only interest    12-XX-2005 that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  and no other costs.       indicates that the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Supporting documentation  Annual Percentage
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  uploaded as               Rate (APR) includes
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  XXX#877615875_Compliance  only interest and no
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Documents_05-26-2022.     other costs.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  REVIEWER - GENERAL        Supporting
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  COMMENT (2022-06-08):     documentation
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Disbursement sheet        uploaded as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  provided but it does not  XXX_Compliance
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  indicate whether or not   Documents_05-XX-2022.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  any fees were imposed on
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  the transaction
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  (regardless of payor).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Exception remains
7499797453 XXX       $XXX      CT    2/XX/2003  1/XX/2003    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title     File does not                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found                                                                                                            -
                                                                        Other                                                                                                                     Policy is missing. No evidence of title   contain either                                                                                                                                                                               in file. Security Instrument Notary Date of 02/18/2003 used as disbursement date for compliance testing.
                                                                                                                                                                                                  in file.                                  Preliminary or                                                                                                                                                                               [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an
                                                                                                                                                                                                  [3] Application / Processing - Missing    Final Title.                                                                                                                                                                                 assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                  Document: Missing Final 1003                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important
                                                                                                                                                                                                                                                                                                                                                                                                                                         Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 01/18/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                                                                                                                                                                                                                         provided.
7496505675 XXX       $XXX      NJ    5/XX/2005  4/XX/2005    Primary    Refinance Cash-out -                3        C        C        C        C                                                 [3] Title / Lien Defect - Final Title                                                                                                                                      3           C           C           C           C           [3] State Compliance - New Jersey Home Loan (Late Charge): Unable to determine if loan contains an impermissible late                                                                                                             Late Charge
                                                                        Other                                                                                                                     Policy is missing. No evidence of title                                                                                                                                                                                                charge due to missing information.
                                                                                                                                                                                                  in file.                                                                                                                                                                                                                               [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found
                                                                                                                                                                                                  [3] Application / Processing - Missing                                                                                                                                                                                                 in file. Security Instrument Notary Date of 05/16/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                  Document: Flood Certificate not provided                                                                                                                                                                                               [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an
                                                                                                                                                                                                  [3] Application / Processing - Missing                                                                                                                                                                                                 assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                  Document: Missing Final 1003                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important
                                                                                                                                                                                                                                                                                                                                                                                                                                         Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 04/16/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                         Lending Act:  Subject loan transaction disbursed on 05/16/2005, prior to three (3) business days from transaction date of 05/16/2005.
7491216210 XXX       $XXX      NY    7/XX/2003  6/XX/2003    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title                                                                                                                                      2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found                                                                                                            -
                                                                        Other                                                                                                                     Policy is missing. No evidence of title                                                                                                                                                                                                in file. Security Instrument Notary Date of 07/25/2003 used as disbursement date for compliance testing.
                                                                                                                                                                                                  in file.                                                                                                                                                                                                                               [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an
                                                                                                                                                                                                  [3] Application / Processing - Missing                                                                                                                                                                                                 assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                  Document: Flood Certificate not provided                                                                                                                                                                                               [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided
                                                                                                                                                                                                  [3] Application / Processing - Missing                                                                                                                                                                                                 to borrower.
                                                                                                                                                                                                  Document: Missing Final 1003                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important
                                                                                                                                                                                                                                                                                                                                                                                                                                         Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 06/25/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                                                                                                                                                                                                                         provided.
7491417915 XXX       $XXX      NY    7/XX/2002  6/XX/2002    Investment Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title                                                                                                                                      2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found                                                                                                            -
                                                                        Other                                                                                                                     Policy is missing. No evidence of title                                                                                                                                                                                                in file. Security Instrument Notary Date of 07/19/2002 used as disbursement date for compliance testing.
                                                                                                                                                                                                  in file.                                                                                                                                                                                                                               [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an
                                                                                                                                                                                                  [3] Application / Processing - Missing                                                                                                                                                                                                 assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                  Document: Missing Final 1003                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 06/19/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
7507467511 XXX       $XXX      IL    12/XX/2004 11/XX/2004   Primary    UTD UTD                             2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title                                                                                                                                      2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found                                                                                                            -
                                                                                                                                                                                                  Policy is missing. No evidence of title                                                                                                                                                                                                in file. Security Instrument Notary Date of 12/14/2004 used as disbursement date for compliance testing.
                                                                                                                                                                                                  in file.                                                                                                                                                                                                                               [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an
                                                                                                                                                                                                  [3] Application / Processing - Missing                                                                                                                                                                                                 assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                  Document: Missing Final 1003                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 11/14/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                                                                                                                                                                                                                         provided.
7499671897 XXX       $XXX      NJ    4/XX/2004  3/XX/2004    Primary    Refinance Cash-out -                3        C        C        C        C                                                 [3] Title / Lien Defect - Final Title                                                                                                                                      3           C           C           C           C           [3] State Compliance - New Jersey Home Loan (Late Charge): Unable to determine if loan contains an impermissible late                                                                                                             Late Charge
                                                                        Other                                                                                                                     Policy is missing. No evidence of title                                                                                                                                                                                                charge due to missing information.
                                                                                                                                                                                                  in file.                                                                                                                                                                                                                               [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found
                                                                                                                                                                                                  [3] Application / Processing - Missing                                                                                                                                                                                                 in file. Security Instrument Notary Date of 04/30/2004 used as disbursement date for compliance testing.
                                                                                                                                                                                                  Document: Flood Certificate not provided                                                                                                                                                                                               [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an
                                                                                                                                                                                                  [3] Application / Processing - Missing                                                                                                                                                                                                 assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                  Document: Missing Final 1003                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important
                                                                                                                                                                                                                                                                                                                                                                                                                                         Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 03/30/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                                                                                                                                                                                                                         provided.
7491702795 XXX       $XXX      NJ    2/XX/2008  1/XX/2008    Primary    Refinance Cash-out -                3        C        C        C        C                                                 [3] Title / Lien Defect - Final Title                                                                                                                                      3           C           C           C           C           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an                                                                                                                        Late Charge
                                                                        Debt Consolidation                                                                                                        Policy is missing. No evidence of title                                                                                                                                                                                                impermissible late charge of greater than 5.0% or a grace period less than 15 days.
                                                                                                                                                                                                  in file.                                                                                                                                                                                                                               [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an
                                                                                                                                                                                                  [3] Application / Processing - Missing                                                                                                                                                                                                 assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                  Document: Flood Certificate not provided                                                                                                                                                                                               [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                  [3] Application / Processing - Missing                                                                                                                                                                                                 Compliance tests were run using an application date of 01/01/2008 which is 1 months prior to consummation. A lookback
                                                                                                                                                                                                  Document: Missing Final 1003                                                                                                                                                                                                           was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                         Lending Act:  Subject loan transaction disbursed on 02/01/2008, prior to three (3) business days from transaction date of 02/01/2008.
7505267513 XXX       $XXX      NY    2/XX/2006  1/XX/2006    Primary    Refinance Cash-out -                3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title                                                                                                                                      3           D           D           D           D           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC):                                                                                                 Yes        TR
                                                                        Other                                                                                                                     Policy is missing. No evidence of title                                                                                                                                                                                                Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not                                                                                                              Indeterminable
                                                                                                                                                                                                  in file.                                                                                                                                                                                                                               disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable.
                                                                                                                                                                                                  [3] Application / Processing - Missing                                                                                                                                                                                                 [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee
                                                                                                                                                                                                  Document: Missing Final 1003                                                                                                                                                                                                           Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/02/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 01/02/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - New York Late Charge Grace Period Testing: New York Late Charge: Note grace period of 10 days is less than the state minimum of 15 days.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000%
                                                                                                                                                                                                                                                                                                                                                                                                                                         exceeds the state maximum of 2%.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                                                                                                                                                                                                                         provided.
7505543841 XXX       $XXX      NC    10/XX/2002 9/XX/2002    Primary    Refinance UTD                       3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title                                                                                                                                      3           D           D           D           D           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC):                                                                                                 No         TNR Testing Not
                                                                                                                                                                                                  Policy is missing. No evidence of title                                                                                                                                                                                                Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not                                                                                                              Required
                                                                                                                                                                                                  in file.                                                                                                                                                                                                                               disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable.
                                                                                                                                                                                                  [3] Application / Processing - Missing                                                                                                                                                                                                 [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee
                                                                                                                                                                                                  Document: Missing Final 1003                                                                                                                                                                                                           Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with
                                                                                                                                                                                                  [3] Lien - Missing note/terms on senior                                                                                                                                                                                                fee disclosure requirements.
                                                                                                                                                                                                  lien.  Subject loan is in second                                                                                                                                                                                                       [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found
                                                                                                                                                                                                  position.: Lien Position: 1                                                                                                                                                                                                            in file. Security Instrument Notary Date of 10/18/2002 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 09/18/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                                                                                                                                                                                                                         provided.
7494015390 XXX       $XXX      NC    12/XX/2005 11/XX/2005   Primary    Refinance Cash-out -                3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title                                                                                                                                      3           D           D           D           D           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC):                                                                                                 Yes        TR
                                                                        Other                                                                                                                     Policy is missing. No evidence of title                                                                                                                                                                                                Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not                                                                                                              Indeterminable
                                                                                                                                                                                                  in file.                                                                                                                                                                                                                               disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable.
                                                                                                                                                                                                  [3] Application / Processing - Missing                                                                                                                                                                                                 [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee
                                                                                                                                                                                                  Document: Missing Final 1003                                                                                                                                                                                                           Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with
                                                                                                                                                                                                  [3] Lien - Missing note/terms on senior                                                                                                                                                                                                fee disclosure requirements.
                                                                                                                                                                                                  lien.  Subject loan is in second                                                                                                                                                                                                       [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found
                                                                                                                                                                                                  position.: Lien Position: 1                                                                                                                                                                                                            in file. Security Instrument Notary Date of 12/29/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 11/29/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                                                                                                                                                                                                                         provided.
7490860052 XXX       $XXX      SC    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title                                                                                                                                      2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found                                                                                                            -
                                                                        Other                                                                                                                     Policy is missing. No evidence of title                                                                                                                                                                                                in file. Security Instrument Notary Date of 08/07/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                  in file.                                                                                                                                                                                                                               [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an
                                                                                                                                                                                                  [3] Application / Processing - Missing                                                                                                                                                                                                 assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                  Document: Missing Final 1003                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 07/07/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan:
                                                                                                                                                                                                                                                                                                                                                                                                                                         Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                         Lending Act:  Subject loan transaction disbursed on 08/07/2007, prior to three (3) business days from transaction date of 08/07/2007.
7497179944 XXX       $XXX      AZ    5/XX/2008  4/XX/2008    Primary    Refinance Cash-out -                3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title                                                                                                                                      3           D           D           D           D           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC):                                                                                                 No         TNR Testing Not
                                                                        Other                                                                                                                     Policy is missing. No evidence of title                                                                                                                                                                                                Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not                                                                                                              Required
                                                                                                                                                                                                  in file.                                                                                                                                                                                                                               disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable.
                                                                                                                                                                                                  [3] Application / Processing - Missing                                                                                                                                                                                                 [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee
                                                                                                                                                                                                  Document: Missing Final 1003                                                                                                                                                                                                           Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/14/2008 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 04/14/2008 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                                                                                                                                                                                                                         provided.
7491831133 XXX       $XXX      AZ    11/XX/2006 10/XX/2006   Investment Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title                                                                                                                                      2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an                                                                                                            -
                                                                        Other                                                                                                                     Policy is missing. No evidence of title                                                                                                                                                                                                assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                  in file.                                                                                                                                                                                                                               [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                  [3] Application / Processing - Missing                                                                                                                                                                                                 Compliance tests were run using an application date of 10/17/2006 which is 1 months prior to consummation. A lookback
                                                                                                                                                                                                  Document: Missing Final 1003                                                                                                                                                                                                           was performed to determine this application date.
                                                                                                                                                                                                  [3] Lien - Missing note/terms on senior                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than
                                                                                                                                                                                                  lien.  Subject loan is in second                                                                                                                                                                                                       single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                  position.: Lien Position: 1
7490966931 XXX       $XXX      FL    4/XX/2005  3/XX/2005    Primary    Refinance Cash-out -                3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title                                                                                                                                      3           D           D           D           D           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC):                                                                                                 No         TNR Testing Not
                                                                        Other                                                                                                                     Policy is missing. No evidence of title                                                                                                                                                                                                Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not                                                                                                              Required
                                                                                                                                                                                                  in file.                                                                                                                                                                                                                               disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable.
                                                                                                                                                                                                  [3] Application / Processing - Missing                                                                                                                                                                                                 [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee
                                                                                                                                                                                                  Document: Missing Final 1003                                                                                                                                                                                                           Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/13/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 03/13/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                                                                                                                                                                                                                         provided.
7502411198 XXX       $XXX      FL    3/XX/2006  2/XX/2006    Primary    Refinance Cash-out -                3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title                                                                                                                                      3           D           D           D           D           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC):                                                                                                 No         TNR Testing Not
                                                                        Other                                                                                                                     Policy is missing. No evidence of title                                                                                                                                                                                                Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not                                                                                                              Required
                                                                                                                                                                                                  in file.                                                                                                                                                                                                                               disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable.
                                                                                                                                                                                                  [3] Application / Processing - Missing                                                                                                                                                                                                 [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee
                                                                                                                                                                                                  Document: Missing Final 1003                                                                                                                                                                                                           Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/04/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 02/04/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                                                                                                                                                                                                                         provided.
7503610989 XXX       $XXX      FL    5/XX/2006  4/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title                                                                                                                                      2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an                                                                                                            -
                                                                        Other                                                                                                                     Policy is missing. No evidence of title                                                                                                                                                                                                assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                  in file.                                                                                                                                                                                                                               [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                  [3] Application / Processing - Missing                                                                                                                                                                                                 Compliance tests were run using an application date of 04/15/2006 which is 1 months prior to consummation. A lookback
                                                                                                                                                                                                  Document: Missing Final 1003                                                                                                                                                                                                           was performed to determine this application date.
                                                                                                                                                                                                  [3] Lien - Missing note/terms on senior                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than
                                                                                                                                                                                                  lien.  Subject loan is in second                                                                                                                                                                                                       single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                  position.: Lien Position: 1                                                                                                                                                                                                            [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                         Lending Act:  Subject loan transaction disbursed on 05/11/2006, prior to three (3) business days from transaction date of 05/15/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                         Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
7506129621 XXX       $XXX      CA    1/XX/2002  12/XX/2001   Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title                                                                                                                                      2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found                                                                                                            -
                                                                        Other                                                                                                                     Policy is missing. No evidence of title                                                                                                                                                                                                in file. Security Instrument Notary Date of 01/10/2002 used as disbursement date for compliance testing.
                                                                                                                                                                                                  in file.                                                                                                                                                                                                                               [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an
                                                                                                                                                                                                  [3] Application / Processing - Missing                                                                                                                                                                                                 assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                  Document: Missing Final 1003                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                  [3] Lien - Missing note/terms on senior                                                                                                                                                                                                Compliance tests were run using an application date of 12/10/2001 which is 1 months prior to consummation. A lookback
                                                                                                                                                                                                  lien.  Subject loan is in second                                                                                                                                                                                                       was performed to determine this application date.
                                                                                                                                                                                                  position.: Lien Position: 1                                                                                                                                                                                                            [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                                                                                                                                                                                                                         provided.
7495781794 XXX       $XXX      CA    8/XX/2006  7/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title                                                                                                                                      2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an                                                                                                            -
                                                                        Other                                                                                                                     Policy is missing. No evidence of title                                                                                                                                                                                                assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                  in file.                                                                                                                                                                                                                               [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                  [3] Application / Processing - Missing                                                                                                                                                                                                 Compliance tests were run using an application date of 07/23/2006 which is 1 months prior to consummation. A lookback
                                                                                                                                                                                                  Document: Missing Final 1003                                                                                                                                                                                                           was performed to determine this application date.
                                                                                                                                                                                                  [3] Lien - Missing note/terms on senior                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than
                                                                                                                                                                                                  lien.  Subject loan is in second                                                                                                                                                                                                       single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                  position.: Lien Position: 1                                                                                                                                                                                                            [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                                                                                                                                                                                                                         provided.
7504606241 XXX       $XXX      CA    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title                                                                                                                                      2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an                                                                                                            -
                                                                        Other                                                                                                                     Policy is missing. No evidence of title                                                                                                                                                                                                assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                  in file.                                                                                                                                                                                                                               [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                  [3] Application / Processing - Missing                                                                                                                                                                                                 Compliance tests were run using an application date of 03/28/2007 which is 1 months prior to consummation. A lookback
                                                                                                                                                                                                  Document: Missing Final 1003                                                                                                                                                                                                           was performed to determine this application date.
                                                                                                                                                                                                  [3] Lien - Missing note/terms on senior                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than
                                                                                                                                                                                                  lien.  Subject loan is in second                                                                                                                                                                                                       single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                  position.: Lien Position: 1                                                                                                                                                                                                            [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                                                                                                                                                                                                                         provided.
7493363684 XXX       $XXX      GA    5/XX/2005  4/XX/2005    Investment Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title                                                                                                                                      2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found                                                                                                            -
                                                                        Other                                                                                                                     Policy is missing. No evidence of title                                                                                                                                                                                                in file. Note Date of 05/18/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                  in file.                                                                                                                                                                                                                               [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an
                                                                                                                                                                                                  [3] Application / Processing - Missing                                                                                                                                                                                                 assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                  Document: Missing Final 1003                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.
                                                                                                                                                                                                  [3] Lien - Missing note/terms on senior                                                                                                                                                                                                Compliance tests were run using an application date of 04/18/2005 which is 1 months prior to consummation.  A lookback
                                                                                                                                                                                                  lien.  Subject loan is in second                                                                                                                                                                                                       was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in
                                                                                                                                                                                                  position.: Lien Position: 1                                                                                                                                                                                                            testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
7506637254 XXX       $XXX      CT    10/XX/2005 9/XX/2005    Primary    Refinance Cash-out -                3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title                                                                                                                                      3           D           D           D           D           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC):                                                                                                 Yes        TR
                                                                        Other                                                                                                                     Policy is missing. No evidence of title                                                                                                                                                                                                Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not                                                                                                              Indeterminable
                                                                                                                                                                                                  in file.                                                                                                                                                                                                                               disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable.
                                                                                                                                                                                                  [3] Application / Processing - Missing                                                                                                                                                                                                 [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee
                                                                                                                                                                                                  Document: Missing Final 1003                                                                                                                                                                                                           Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with
                                                                                                                                                                                                  [3] Lien - Missing note/terms on senior                                                                                                                                                                                                fee disclosure requirements.
                                                                                                                                                                                                  lien.  Subject loan is in second                                                                                                                                                                                                       [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found
                                                                                                                                                                                                  position.: Lien Position: 1                                                                                                                                                                                                            in file. Security Instrument Notary Date of 10/07/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 09/07/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                                                                                                                                                                                                                         provided.
7504403650 XXX       $XXX      MA    8/XX/2006  7/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title                                                                                                                                      2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found                                                                                                            -
                                                                        Other                                                                                                                     Policy is missing. No evidence of title                                                                                                                                                                                                in file. Security Instrument Notary Date of 08/02/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                  in file.                                                                                                                                                                                                                               [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an
                                                                                                                                                                                                  [3] Application / Processing - Missing                                                                                                                                                                                                 assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                  Document: Missing Final 1003                                                                                                                                                                                                           [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File:
                                                                                                                                                                                                  [3] Lien - Missing note/terms on senior                                                                                                                                                                                                Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that
                                                                                                                                                                                                  lien.  Subject loan is in second                                                                                                                                                                                                       the home loan is in the borrower's interest.
                                                                                                                                                                                                  position.: Lien Position: 1                                                                                                                                                                                                            [2] State Compliance - Massachusetts Open End Late Charge Grace Period Testing: Massachusetts Late Charge: Note grace period of 10 days is less than the state minimum of 15 days.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 07/02/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                                                                                                                                                                                                                         provided.
7497348993 XXX       $XXX      MA    10/XX/2004 9/XX/2004    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title                                                                                                                                      2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found                                                                                                            -
                                                                        Other                                                                                                                     Policy is missing. No evidence of title                                                                                                                                                                                                in file. Security Instrument Notary Date of 10/19/2004 used as disbursement date for compliance testing.
                                                                                                                                                                                                  in file.                                                                                                                                                                                                                               [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an
                                                                                                                                                                                                  [3] Application / Processing - Missing                                                                                                                                                                                                 assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                  Document: Missing Final 1003                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided
                                                                                                                                                                                                  [3] Lien - Missing note/terms on senior                                                                                                                                                                                                to borrower.
                                                                                                                                                                                                  lien.  Subject loan is in second                                                                                                                                                                                                       [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important
                                                                                                                                                                                                  position.: Lien Position: 1                                                                                                                                                                                                            Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 09/19/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                                                                                                                                                                                                                         provided.
7496119454 XXX       $XXX      MO    6/XX/2001  5/XX/2001    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title                                                                                                                                      2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found                                                                                                            -
                                                                        Other                                                                                                                     Policy is missing. No evidence of title                                                                                                                                                                                                in file. Security Instrument Notary Date of 06/05/2001 used as disbursement date for compliance testing.
                                                                                                                                                                                                  in file.                                                                                                                                                                                                                               [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an
                                                                                                                                                                                                  [3] Application / Processing - Missing                                                                                                                                                                                                 assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                  Document: Missing Final 1003                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important
                                                                                                                                                                                                                                                                                                                                                                                                                                         Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 05/05/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                                                                                                                                                                                                                         provided.
7497359357 XXX       $XXX      LA    3/XX/2006  2/XX/2006    Primary    Refinance Cash-out -                3        D        D        D        D                                                 [3] Application / Processing - Missing                                                                                                                                     3           D           D           D           D           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC):                                                                                                 No         TNR Testing Not
                                                                        Other                                                                                                                     Document: Missing Final 1003                                                                                                                                                                                                           Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not                                                                                                              Required
                                                                                                                                                                                                                                                                                                                                                                                                                                         disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee
                                                                                                                                                                                                                                                                                                                                                                                                                                         Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/28/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 02/28/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
7504634603 XXX       $XXX      VA    6/XX/2004  5/XX/2004    Primary    Refinance Cash-out -                3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title                                                                                                                                      3           D           D           D           D           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC):                                                                                                 No         TNR Testing Not
                                                                        Other                                                                                                                     Policy is missing. No evidence of title                                                                                                                                                                                                Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not                                                                                                              Required
                                                                                                                                                                                                  in file.                                                                                                                                                                                                                               disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable.
                                                                                                                                                                                                  [3] Application / Processing - Missing                                                                                                                                                                                                 [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee
                                                                                                                                                                                                  Document: Missing Final 1003                                                                                                                                                                                                           Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/03/2004 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                         Compliance tests were run using an application date of 05/03/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                                                                                                                                                                                                                         provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - Virginia Tangible Net Benefit Test: Unable to determine if the loan was refinanced without a tangible net benefit to the borrower due to missing information.
7495824464 XXX       $XXX      VA    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title                                                                                                                                      2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found                                                                                                            -
                                                                        Other                                                                                                                     Policy is missing. No evidence of title                                                                                                                                                                                                in file. Security Instrument Notary Date of 11/06/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                  in file.                                                                                                                                                                                                                               [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an
                                                                                                                                                                                                  [3] Application / Processing - Missing                                                                                                                                                                                                 assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                  Document: Missing Final 1003                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                  [3] Lien - Missing note/terms on senior                                                                                                                                                                                                Compliance tests were run using an application date of 10/06/2006 which is 1 months prior to consummation. A lookback
                                                                                                                                                                                                  lien.  Subject loan is in second                                                                                                                                                                                                       was performed to determine this application date.
                                                                                                                                                                                                  position.: Lien Position: 1                                                                                                                                                                                                            [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business
                                                                                                                                                                                                                                                                                                                                                                                                                                         Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                         Lending Act:  Subject loan transaction disbursed on 11/06/2006, prior to three (3) business days from transaction date of 11/06/2006.
7492095023 XXX       $XXX      VA    4/XX/2001  3/XX/2001    UTD        Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title                                                                                                                                      2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found                                                                                                            -
                                                                        Other                                                                                                                     Policy is missing. No evidence of title                                                                                                                                                                                                in file. Security Instrument Notary Date of 04/17/2001 used as disbursement date for compliance testing.
                                                                                                                                                                                                  in file.                                                                                                                                                                                                                               [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an
                                                                                                                                                                                                  [3] Application / Processing - Missing                                                                                                                                                                                                 assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                  Document: Missing Final 1003                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                  [3] Lien - Missing note/terms on senior                                                                                                                                                                                                Compliance tests were run using an application date of 03/17/2001 which is 1 months prior to consummation. A lookback
                                                                                                                                                                                                  lien.  Subject loan is in second                                                                                                                                                                                                       was performed to determine this application date.
                                                                                                                                                                                                  position.: Lien Position: 1                                                                                                                                                                                                            [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                                                                                                                                                                                                                         provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
7503373596 XXX       $XXX      NY    12/XX/2020 8/XX/2020    Primary    Refinance Rate/Term    Temporary    2        B        B        B        B                                                 [3] Application / Processing - FEMA       The AUS                                                                                    [3] Appraisal                         2           B           B           B           B           [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable                                                                                                           -
                                                                                               SHQM                                                                                               Disaster Issue: Property is located in a  reflects no                                                                                Documentation                                                                                     Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                               (GSE/Agency                                                                                        FEMA Disaster area and has not been       cash out.                                                                                  - Loan is to
                                                                                               Eligible)                                                                                          inspected.: Disaster Name: XXX            However, the                                                                               be
                                                                                                                                                                                                  Disaster Declaration Date: 09/05/2021     Borrowe                                                                                    securitized.
                                                                                                                                                                                                  Disaster End Date:  09/03/2021            received                                                                                   Appraisal is
                                                                                                                                                                                                  [3] Application / Processing - Missing    $4,141.22 at                                                                               missing.; Sec
                                                                                                                                                                                                  Document: Fraud Report not provided       closing.                                                                                   ID: 1: Note
                                                                                                                                                                                                  [3] Guideline Issue - Refi Purpose                                                                                                   Date:
                                                                                                                                                                                                  reflects Rate/Term and cash out greater                                                                                              12/11/2020;
                                                                                                                                                                                                  than the greater of 1% of the loan amount                                                                                            Lien Position:
                                                                                                                                                                                                  or $2000.: Cash to Borrower:  $4,112.56;                                                                                             1
                                                                                                                                                                                                  Total Cash Out:    $4,112.56;  Refi                                                                                                  [3] Appraisal
                                                                                                                                                                                                  Purpose:  Rate/Term                                                                                                                  Documentation
                                                                                                                                                                                                                                                                                                                                       - Loan is to
                                                                                                                                                                                                                                                                                                                                       be
                                                                                                                                                                                                                                                                                                                                       securitized.
                                                                                                                                                                                                                                                                                                                                       Secondary
                                                                                                                                                                                                                                                                                                                                       valuation is
                                                                                                                                                                                                                                                                                                                                       missing.; Sec
                                                                                                                                                                                                                                                                                                                                       ID: 2: Note
                                                                                                                                                                                                                                                                                                                                       Date:
                                                                                                                                                                                                                                                                                                                                       12/11/2020;
                                                                                                                                                                                                                                                                                                                                       Lien Position:
                                                                                                                                                                                                                                                                                                                                       1